                                                     Registration No. 33 57792
                                                                      811-7466

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post Effective Amendment No. 28


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 12

                                 VEL II ACCOUNT
               OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)


                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

           Scott D. Silverman, Senior Vice President, General Counsel
                            and Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on April 29, 2011 pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a) (1) of Rule 485
|_| on (date) pursuant to paragraph (a) (1) of Rule 485
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f 2 Notice for the issuer's fiscal year ended December 31, 2010 and was filed on or before March 31, 2011.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about VEL II
(93) ("Vari-Exceptional Life"), an individual or group flexible premium variable life insurance policy issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York) to applicants who were Age 85 years old and under at the time of purchase.

The policies are funded through the VEL II Account of Commonwealth Annuity, a separate investment account referred to as the Separate Account, and a fixed-interest account of each Company that is referred to collectively as the General Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(SERIES I SHARES)
Invesco V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


YOU MAY CONTACT OUR SERVICE CENTER AT 1-800-533-7881 TO REQUEST PROSPECTUSES FOR ANY OF THE UNDERLYING FUNDS THAT ARE AVAILABLE AS INVESTMENT OPTIONS UNDER YOUR CONTRACT.



A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2011 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (HTTP://WWW.SEC.GOV).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


                              DATED APRIL 30, 2011

                               TABLE OF CONTENTS


SUMMARY OF RISKS AND BENEFITS...............................    4
  WHAT ARE THE POLICY'S BENEFITS?...........................    4
  WHAT ARE THE POLICY'S RISKS?..............................    5

SUMMARY OF RISKS AND BENEFITS: FEE TABLES...................    6
  TRANSACTION FEES..........................................    6
  PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES.......    9
  ANNUAL FUND OPERATING EXPENSES............................   11

THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS.............   12
  WHO IS THE COMPANY?.......................................   12
  WHAT IS THE SEPARATE ACCOUNT?.............................   12
  WHAT ARE THE FUNDS?.......................................   12

THE POLICY..................................................   16
  HOW DO I COMMUNICATE WITH THE COMPANY?....................   16
  HOW DO I APPLY FOR A POLICY?..............................   17
  CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE
    AMOUNT?.................................................   17
  IS THERE A PAID-UP INSURANCE OPTION?......................   18
  DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?...   18
  HOW DO I MAKE PAYMENTS?...................................   19
  HOW DO I ALLOCATE MY NET PAYMENTS?........................   20
  CAN I MAKE TRANSFERS?.....................................   20
  IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?.....   20
  ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?.............   21
  IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC
    REBALANCING OPTION?.....................................   22
  CAN I MAKE FUTURE CHANGES UNDER MY POLICY?................   23
  HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?.............   23
  CAN I CONVERT MY POLICY INTO A FIXED POLICY?..............   24
  CAN I MAKE POLICY LOANS?..................................   24
  ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN
    CONNECTION WITH A TSA PLAN?.............................   26
  CAN I SURRENDER THE POLICY?...............................   26
  CAN I MAKE PARTIAL WITHDRAWALS?...........................   27
  WHAT IS THE POLICY VALUE?.................................   27

THE DEATH BENEFIT...........................................   30
  WHAT ARE THE SUM INSURED OPTIONS?.........................   30
  CAN I CHANGE THE SUM INSURED OPTION?......................   31
  IS A GUARANTEED DEATH BENEFIT AVAILABLE?..................   32
  WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?..............   33

TERMINATION AND REINSTATEMENT...............................   36
  WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?........   36
  WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?......   36

CHARGES AND DEDUCTIONS......................................   38
  WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?..................   38
  WHAT IS THE MONTHLY DEDUCTION?............................   38
  WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS
    OF THE SEPARATE ACCOUNT?................................   40

  HOW IS THE SURRENDER CHARGE CALCULATED?...................   41
  WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?...............   43
  WHAT ARE THE TRANSFER CHARGES?............................   44
  WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?....   44
  ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?...............   44
  DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF
    POLICYOWNERS?...........................................   44

FEDERAL TAX CONSIDERATIONS..................................   45
  HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?.......   45
  HOW ARE THE POLICIES TAXED?...............................   45
  HOW ARE POLICY LOANS TAXED?...............................   47
  WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY
    TAXED?..................................................   48
  ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?..........   48
  ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF
    PUERTO RICO SUBJECT TO UNITED STATES FEDERAL INCOME
    TAX?....................................................   48
  ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENTS
    ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES
    FEDERAL INCOME TAX?.....................................   49
  ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND
    BUSINESS BENEFICIARIES OF POLICIES?.....................   49
  WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE
    ACCOUNT?................................................   49
  CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT
    ASSETS FOR TAX PURPOSES?................................   49
  CAN CHANGES IN TAX LAW AFFECT THE POLICY?.................   49

OTHER INFORMATION...........................................   50
  ARE THERE OTHER IMPORTANT POLICY PROVISIONS?..............   50
  CAN THE COMPANY DELAY PAYMENTS TO ME?.....................   51
  DO I HAVE ANY VOTING RIGHTS?..............................   51
  WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?.........   52
  ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE
    SEPARATE ACCOUNT?.......................................   52
  MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?..........   52
  WHAT IS MIXED AND SHARED FUNDING?.........................   53
  WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY
    AND THE VARIABLE ACCOUNT?...............................   53

THE GENERAL ACCOUNT.........................................   54

GLOSSARY OF SPECIAL TERMS...................................   55

                         SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

    - Life insurance coverage on the named Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

Other benefits previously available through the policy included:

    - Waiver of Premium Rider--This Rider provides that, during periods of total disability, continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly.

    - Guaranteed Insurability Rider--This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

    - Other Insured Rider--This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

    - Children's Insurance Rider--This rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

    - Accidental Death Benefit Rider--This Rider pays an additional benefit for death resulting from a covered accident prior to the Policy anniversary nearest the Insured's Age 70.

    - Exchange Option Rider--This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

    - Living Benefits Rider--This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

    - Guaranteed Death Benefit Rider--This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

    - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

    - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.


    - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.


    - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

    - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

    - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                   SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
MAXIMUM SALES CHARGE IMPOSED ON                N/A                             None
  PREMIUMS (LOAD)

PREMIUM TAXES                      When a premium payment is     2.50% of each premium payment
                                   made

DEFERRED ACQUISITION COSTS         When a premium payment is     1.00% of each premium payment
  ("DAC TAX" CHARGE)               made

SURRENDER CHARGE--DEFERRED         Upon Surrender or a Decrease  $8.50 per thousand dollars of the
  ADMINISTRATIVE CHARGE(1)         in Face Amount for up to      initial Face Amount or of an
                                   15 years from Date of Issue   increase in Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively

SURRENDER CHARGE--DEFERRED SALES
  CHARGE(1)
  Minimum and Maximum Charge       Upon Surrender or a Decrease  The minimum charge is $7.68 and
                                   in Face Amount for up to      the maximum charge is $38.25 per
                                   15 years from Date of Issue   $1,000 of Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively.

  Charge for a representative                                    For a Male Standard Non-Smoker
    Policy owner                                                 Age 45, the rate is $23.61 per
                                                                 $1,000 of Face Amount.

PARTIAL WITHDRAWAL CHARGE(2)       Upon Partial Withdrawals in   5% of any withdrawals in excess
                                   excess of the Free 10%        of the Free 10% Withdrawal
                                   Withdrawal Amount             amount.

PARTIAL WITHDRAWAL TRANSACTION     Upon any Partial Withdrawal   2% of the amount withdrawn, not
  FEE                                                            to exceed $25

INCREASE IN FACE AMOUNT            Upon increasing the Face      $40 administrative fee
                                   Amount of the Policy

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
TRANSFER CHARGES                   Upon the 13th transfer and    Currently $10 per transfer,
                                   each subsequent transfers in  guaranteed not to exceed $25 per
                                   a Policy Year.                transfer.

SPLIT OPTION RIDER/EXCHANGE        Upon adding the rider to the  $20 (one-time fee)
  OPTION RIDER                     contract

LIVING BENEFITS RIDER
  Minimum and Maximum Charge       Upon exercising the rider     One-time fee of $150, plus an
                                                                 additional charge based on the
                                                                 present value of expected
                                                                 premiums associated with the
                                                                 benefit. The minimum additional
                                                                 charge is $1.61 and the maximum
                                                                 additional charge is $850

  Charge for a representative      Upon exercising the rider     Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $13.10 (for a Male Standard,
                                                                 Age 45)

GUARANTEED DEATH BENEFIT RIDER     Upon adding the rider         $25 (one-time fee)
                                   (available only at issue)

PAID-UP INSURANCE OPTION                       N/A                             None

CHANGING NET PAYMENT ALLOCATION    Upon changing allocations of  Currently there is no charge. Any
                                   Net Payments                  future charge is guaranteed not
                                                                 to exceed $25.

CHANGING MONTHLY DEDUCTION         Upon changing allocation of   Currently there is no charge. Any
  ALLOCATION                       the Monthly Deduction         future charge is guaranteed not
                                                                 to exceed $25.

PROVIDING A PROJECTION OF          Upon requesting a projection  Currently there is no charge. Any
  VALUES(3)                        of values                     future charge is guaranteed not
                                                                 to exceed $25.

------------------------

(1) SURRENDER CHARGES--At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount. The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b), where (a) is a dEFERRED ADMINISTRATIVE CHARGE, and (b) is a DEFERRED SALES CHARGE. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Premium Payments in the chronological order in which they were received.

    The DEFERRED ADMINISTRATIVE CHARGE is $8.50 per thousand dollars of the initial Face Amount or of an increase in the Face Amount. The charge is designed to reimburse the Company for administrative costs associated with product research and development, underwriting, Policy administration, decreasing the Face Amount, and surrendering a Policy. Because the maximum surrender charge reduces by 0.5% or more per month (depending on issue Age) after the 40th Policy month from the Date of Issue or the effective date of an increase in the Face Amount, in certain situations some or all of the deferred administrative charge may not be assessed upon surrender of the Policy.

    The DEFERRED SALES CHARGE is equal to 49% of premiums received up to a maximum number of Guideline Annual Premiums that vary by issue Age. This maximum number varies from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85). In accordance with state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount. The deferred sales charge varies based on individual characteristics (sexes, issue ages and underwriting classes) of the Insureds. Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, the minimum is $7.68 (for a Female Standard Smoker Age 0) and the maximum is $38.25 (for a Male Standard Smoker Age 53) per $1000 of Face Amount.

    The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your agent.

(2) PARTIAL WITHDRAWALS--The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

(3) PROVIDING A PROJECTION OF VALUES--You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                     * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. THE SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES AND THE SEPARATE ACCOUNT ADMINISTRATIVE CHARGE ARE DEDUCTED FROM THE SEPARATE ACCOUNT ON A DAILY BASIS. ALL OF THE OTHER FEES ARE CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
COST OF INSURANCE(1)
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount, the minimum is $0.05 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.25 (for a Male Standard
                                                                 Non-Smoker Age 45)

MONTHLY ADMINISTRATIVE FEE                   Monthly             $5.00

SEPARATE ACCOUNT MORTALITY AND                Daily              Annual rate of 0.65% of Separate
  EXPENSE RISK FEES                                              Account assets (guaranteed not to
                                                                 exceed 0.90%)

SEPARATE ACCOUNT ADMINISTRATIVE      Daily for the first ten     Annual rate of 0.15% of Separate
  CHARGE                                   Policy years          Account assets (guaranteed not to
                                                                 exceed 0.25%)

MONTHLY CHARGES FOR OPTIONAL                 Monthly             Varies depending upon the
  BENEFITS(2)                                                    optional benefits selected, and
                                                                 by the individual characteristics
                                                                 of the Insureds

OTHER INSURED RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.06 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.51 (for a Male Standard
                                                                 Non-Smoker Age 45)

WAIVER OF PREMIUM RIDER
  Minimum and Maximum charge                 Monthly             Per $1000 of the monthly benefit,
                                                                 the minimum is $0.01 and the
                                                                 maximum is $187.51

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.03 (for a Male Standard
                                                                 Non-Smoker Age 45)

GUARANTEED INSURABILITY RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.03 and
                                                                 the maximum is $1.71.

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.38 (for a Male Standard
                                                                 Non-Smoker Age 45)

CHILDREN'S INSURANCE RIDER                   Monthly             $0.40 per $1000 of benefit

ACCIDENTAL DEATH BENEFIT RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.07 and
                                                                 the maximum is $0.36.

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.08 (for a Male Standard
                                                                 Non-Smoker Age 45)

LOAN INTEREST(3)                     Paid in arrears annually    8% of the loan amount(3)
                                         (accrues daily)

PAID-UP INSURANCE OPTION                       N/A                             None

------------------------

(1) COST OF INSURANCE--Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

    Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum Cost of Insurance Charge is $0.02 (for Female Preferred Non-Smoker
    Age 25) and the maximum is $83.33 (for a Male Sub-Standard Smoker Rated 500% & $5 Permanent Flat Extra Age 94).

(2) MONTHLY CHARGES FOR OPTIONAL BENEFITS--The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent.

    OTHER INSURED RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face
    Amount: the minimum charge is $0.06 and the maximum charge is $83.33

    GUARANTEED INSURABILITY RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.03 (for Female Preferred Smoker Age 6) and the maximum is $1.71 (for a Male Standard Smoker Age 65).

    ACCIDENTAL DEATH BENEFIT RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.07 (for Female Preferred Smoker Age 5) and the maximum is $0.36 (for a Male Sub-Standard Smoker Rated
    Age 65).

(3) POLICY LOANS--Outstanding Policy loans are charged interest at an annual rate of 8.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

    PREFERRED LOAN OPTION--A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

                                     * * *

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING EXPENSES                 MINIMUM                          MAXIMUM
------------------------------------     -------------------------------  -------------------------------
Expenses that are deducted from Fund     Annual charge of 0.56%           Annual charge of 1.43%
assets, including management fees,       of average daily net assets      of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2010, the lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.28% (The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.) and 1.30% (expense reductions may be terminated at any time). Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

WHO IS THE COMPANY?

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

WHAT IS THE SEPARATE ACCOUNT?

In this prospectus, "Separate Account" refers to the VEL II Account of Commonwealth Annuity. The Separate Account is a separate investment account compromised of Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company may also offer other variable life insurance policies investing in the Separate Account, which are not discussed in this Prospectus. In addition the Separate Account may invest in other funds that are not available to the Policies described in this prospectus. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

WHAT ARE THE FUNDS?

Each Sub-Account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the premium payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. In some states, insurance regulations may restrict the availability of particular Funds.


MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST BY CALLING 1-800-533-7881.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the "Index").

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.


GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.



GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
ADVISER: INVESCO ADVISORS, INC.



INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in thehealth care industry.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series' total assets will be invested in equity securities of issuers from foreign countries. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY



FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to maximize total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instrument. Fidelity Investments Money Management, Inc., FMR Co., Inc. and other affiliates of FMR serve as sub-advisers.



FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500-Registered Trademark-).
FMR Co., Inc., and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks high level of current income, while also considering growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC.



FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies.



FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.



JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL MANAGEMENT LLC



JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE ASSOCIATES, INC.



T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price International Ltd.


                                    *  *  *

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY


As of the date of this Prospectus, the Company has effectively ceased issuing new Policies. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.


HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the cover of this Prospectus or by contacting your agent.

EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS

Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments, loans, withdrawals, and surrender of the Policy, we require you to use Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain Company forms at our Company web site: https://cwannuity.se2.com.

TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following is provided as general information concerning the Company's procedures for issuing policies.

Upon receipt at its Service Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Service Office. If a Policy is not issued, the premiums will be returned to you without interest.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one minimum monthly payment for the Policy as applied for, the Company will provide conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Service Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you; or

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, plus

(2) the value of the amounts allocated to the Separate Account, plus

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a Notice of Withdrawal Rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

IS THERE A PAID-UP INSURANCE OPTION?

Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex Policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND
  BENEFITS WILL BE AFFECTED:

    - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may make Policy loans or surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Service Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Service Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules.

Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.

HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% tax expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums by written or telephone request. An allocation change will be effective as of the date of receipt of the request in good order at the Service Office.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience. You bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum or maximum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers, and

    - the maximum number of transfers in a period.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the valuation date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the valuation date), we will transfer all of the Policy Value in the Sub-Account.

Currently, transfers to and from the General Account are permitted only if:

    - There has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

Currently, the first 12 transfers in a Policy year will be free of a transfer charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect an Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. In certain states, the Disruptive Trading Procedures apply dollar or percentage limitations, rather than restrictions on the number of transfers. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Funds.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Add or remove certain optional insurance benefits

HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Service Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN THE FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured also is required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy, and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $10,000. The Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS Rules, the decrease may be limited or Policy Value may be returned to the Policyowner (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. While a loan is outstanding, you may continue to make Premium Payments into the Policy.

In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

You must use Company forms to request a loan. You may obtain a Company loan form by calling 1-800-533-7881. You may also obtain a Company loan form at our Company web site, https://cwannuity.se2.com.

The loan amount normally will be paid within seven days after the Company receives the written loan request on a Company loan form at the Service Office, but the Company may delay payments under certain circumstances.

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

The Policy loan rights of Policyowners who are participants under
Section 403(b) plans are restricted.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH POLICY VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS


Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX ADVISOR.


ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

    - Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

    - All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

    - The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

       - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                       OR

       - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.

CAN I SURRENDER THE POLICY?

Yes. You may surrender the Policy and receive its Surrender Value. You must use Company forms to surrender the Policy. You may obtain a Company surrender form by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Service Office.

The Surrender Value is equal to:

    - the Policy Value, MINUS

    - any Debt and applicable surrender charges.

A surrender charge is calculated upon issuance of the Policy and from the effective date of any increase in the Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The proceeds on surrender may be paid in a single lump sum or under one of the payment options. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described under OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME?

The surrender rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

Yes. Any time after the first Policy year, you may withdraw a portion of the Surrender Value of your Policy, subject to the limits stated below. You must use Company forms to request a withdrawal. You may obtain a Company withdrawal form by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com. The written request on a Company withdrawal form must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500.

Under Sum Insured Option 1, the Face Amount is reduced by the amount of the withdrawal, and a withdrawal will not be allowed if it would reduce the Face Amount below $40,000. See THE DEATH BENEFIT.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

The withdrawal rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted. For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

WHAT IS THE POLICY VALUE?

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, plus

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect the frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen

Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account) less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; plus

    - the value in the General Account (including any amounts transferred to the General Account as collateral with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal, on an annual basis, to 0.65% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal, on an annual basis, to 0.15% of the daily net asset value of that Sub-Account. The administrative charge may be increased or decreased by the Company, but may not exceed 0.25%. This charge is applicable only during the first ten Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.

                               THE DEATH BENEFIT

As long as the Policy remains in force (see TERMINATION AND REINSTATEMENT), upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME? The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See THE DEATH BENEFIT--WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

    - any additional insurance on the Insured's life that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

WHAT ARE THE SUM INSURED OPTIONS?

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
40 and under................................................       250%
45..........................................................       215%
50..........................................................       185%
55..........................................................       150%
60..........................................................       130%
65..........................................................       120%
70..........................................................       115%
75..........................................................       105%

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
80..........................................................       105%
85..........................................................       105%
90..........................................................       105%
95 and above................................................       100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under
Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

CAN I CHANGE THE SUM INSURED OPTION?

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Service Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the

Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to the Policyowner.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

Yes. An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Separate Account and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 is deducted from Policy Value when the Rider is elected. Certain transactions, including Policy Loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and debt which is classified as a preferred loan; and

    (b) is the sum of the minimum guaranteed death benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy Loan; or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option I, if such change occurs within 5 Policy years of the Final Premium Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

    - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

    - The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

  Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

  Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

             (1) upon the death of the payee, with no further payments due (Life Annuity), or
             (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or
             (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

  Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn.
             However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

  Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

  Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. The greater the percentage amount provided to the surviving payee, the lower the amount of the original payment to the first payee. After the death of one payee, payments will continue to the survivor:

             (1)  in the same amount as the original amount; or
             (2)  in an amount equal to 2/3 of the original amount; or
             (3)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                         TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.


ALLOWING THE POLICY TO TERMINATE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX ADVISOR.


LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which may cause a change in the amount of the Minimum Monthly Factor is a change in the Face Amount or the deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in A or B. Under A, the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under B, the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in B above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Service Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, a deduction of 3.50% of premiums for state and local premium taxes and federal taxes imposed for deferred acquisition costs ("DAC taxes") is made from each premium payment. The premium payment, less the tax expense charge, equals the Net Premium. The total charge is a combined state and local premium tax deduction of 2.50% of premiums and a DAC tax deduction of 1% of premiums.

While the premium tax is deducted from each premium payment, some jurisdictions may not impose premium taxes. Premium taxes vary from state to state, ranging from zero to 4.0%, and the 2.50% rate attributable to premiums for state and local premium taxes approximates the average expenses to Commonwealth Annuity associated with the premium taxes. The charge may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. However, Commonwealth Annuity does not expect to make a profit from this charge.

The 1% rate attributable to premiums for DAC taxes approximates the Company's expenses in paying federal taxes for deferred acquisition costs associated with the Policy. The Company reserves the right to increase or decrease the DAC tax charge to reflect changes in the Company's expenses for premium taxes and DAC taxes.

WHAT IS THE MONTHLY DEDUCTION?

Prior to the Final Premium Payment Date, a Monthly Deduction from the Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charge are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also will include a $40 administrative charge for the increase.

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If, however, on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount, for each subsequent increase in the Face Amount, and for riders. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE--If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount generally will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1 (assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect). In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

INCREASES--If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured that is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount.

COST OF INSURANCE RATES

Cost of insurance rates are based on male, female or a blended unisex rate table, Age and Premium Class of the Insured, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, risk classification and the Incentive Funding Discount, if applicable. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age, sex and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Premium Classes, standard Premium Classes and substandard Premium Classes.

In an otherwise identical Policy, an Insured in the preferred Premium Class will have a lower cost of insurance than an Insured in a standard Premium Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk.

Premium Classes also are divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if the Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly administrative charge of $5 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE
ACCOUNT?

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company, and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.65% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policy. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges provided in the Policy. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE CHARGE

During the first ten Policy years, the Company assesses a charge on an annual basis of 0.15% of the daily net asset value in each Sub-Account. The charge may be increased or decreased by the Board of Directors of the Company, subject to compliance with applicable state and federal requirements, but it may not exceed 0.25% on an annual basis. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

The Company does not impose the Separate Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.

FUND EXPENSES

Because the Sub-Accounts purchase shares of the Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and statements of additional information of the Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy provides for a contingent surrender charge. A separate surrender charge is calculated upon the issuance of the Policy and for each increase in the Face Amount. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising and the printing of the prospectus and sales literature.

The duration of the surrender charge is 15 years from the Date of Issue or from the effective date of any increase in the Face Amount for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 49% of premiums received, up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by issue Age from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount. The maximum surrender charge continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on issue
Age) thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

In accordance with limitations under state insurance regulations, the amount of the Surrender charge will not exceed a specified amount per $1,000 of increase. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on Age) thereafter.

MAXIMUM SURRENDER CHARGE DURING FIRST TWO POLICY YEARS--If you surrender the Policy during the first two Policy years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, as described above, but the deferred sales charge will not exceed 29% of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums subject to the deferred sales charge.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE--A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of
(a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and
(b) is a deferred sales charge of 49% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by Age (at the time of increase) from
1.660714 (for Ages 0 through 55) to 0.948980 (for Age 80).

REDUCED CHARGE DURING FIRST TWO YEARS FOLLOWING INCREASE--During the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 29% of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. See HOW IS THE SURRENDER CHARGE CALCULATED? The premiums associated with the increase are determined as described below.

Additional premium payments may not be required to fund a requested increase in the Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of the existing Policy Value to the increase, and to allocate subsequent premium payments between the initial Policy and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase, and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See the Statement of Additional Information for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:

    - the most recent increase;

    - the next most recent increases successively, and

    - the initial Face Amount.

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

Partial withdrawals of Surrender Value may be made after the first Policy year. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the Partial Withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
     Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

WHAT ARE THE TRANSFER CHARGES?

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year.

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year.

WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The Company reserves the right to impose a charge guaranteed not to exceed $25, for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application was within the following class of individuals:

    All employees and directors of the Company and its affiliates and subsidiaries, all employees and registered representatives of any broker-dealer that had entered into a sales agreement with the Company, Epoch Securities, Inc. or the former Principal Underwriter, Security Distributors, Inc., to sell the Policies, and any spouses of the above persons or any children of the above persons.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on this, no charge is made for federal income taxes which may be attributable to the Separate Account.

Periodically, the Company will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. If a Policy qualifies as life insurance under
Section 7702 of the Code, (1) the Death Proceeds are excludable from the gross income of the Beneficiary, and (2) any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. Also see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

    - change beneficiaries,

    - assign the Policy,

    - revoke an assignment,

    - pledge the Policy, or

    - obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. Similarly, if you are not the Owner but possess any incidents of ownership over a policy under which you are the Insured, the Death Benefit will be included in your gross estate if you relinquish the incidents of ownerships within the three-year period ending on the Insured's death. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor. In certain circumstances, we may be required to withhold a portion of the Death Benefit to pay generation-skipping transfer taxes.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.


Allowing the Policy to lapse with a loan outstanding may have significant tax consequences; please consult with a qualified tax advisor.


POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies issued before September 24, 2007 may be held in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rule applicable under Section 403(b). The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code
Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced during the first seven Policy years (or within 7 years of a material change in the Policy) during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.

ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO
  UNITED STATES FEDERAL INCOME TAX?

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENT ALIENS AND FOREIGN
  CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Policy owners that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES
  OF POLICIES?

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements.

CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Under the circumstances, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However we make no guarantee that such modification to the Policy will be successful.

CAN CHANGES IN TAX LAW AFFECT THE POLICY?

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

                               OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.

ASSIGNMENT

To the extent required by state law, the Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Service Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

DO I HAVE ANY VOTING RIGHTS?

To the extent required by law, the Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Separate Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

The Company will maintain the records relating to the Separate Account. Statements of significant transactions (such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement) will be sent to you promptly. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Funds as required by the 1940 Act.

An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares of a new Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

WHAT IS MIXED AND SHARED FUNDING?

Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners.

Although the Company and the Investment Funds currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE SEPARATE
  ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.

                              THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account generally is not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Policy Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

GENERAL ACCOUNT VALUES AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4%, and might not do so. The excess interest rate, if any, in effect on the date a premium is received at the Service Office, however, is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICYOWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to the Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or the Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT:  a measure of your interest in a Sub-Account.

AGE: the Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: the person(s) designated by the Policyowner to receive the insurance proceeds upon the death of the Insured.

COMPANY: Unless otherwise specified, any reference to "We," "our," "us," and "the Company" refers to Commonwealth Annuity and Life Insurance Company.

DATE OF ISSUE: the date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. If the rider is in effect, the Death Proceeds will be greater of
(a) the Face Amount as of the Final Premium Payment Date or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company.

DEBT:  all unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: an acknowledgment, signed by the Policyowner and returned to the Company's Service Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: information, including medical information satisfactory to the Company, that is used to determine the Insured's Premium Class.

FACE AMOUNT: the amount of insurance coverage applied for; the Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE:  the Policy anniversary nearest the Insured's
95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. The Net Death Benefit may be different before and after the Final Payment Date. See THE DEATH BENEFIT.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: the annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: the Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by age; it is calculated by multiplying the Policy Value by a percentage determined by the Insured's Age.

The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE under THE DEATH BENEFIT, WHAT ARE THE SUM INSURED OPTIONS?

INSURANCE AMOUNT AT RISK:  the Sum Insured less the Policy Value.

LOAN VALUE:  the maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: the date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM:  an amount equal to the premium less a tax expense charge.

POLICY CHANGE: any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: the total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: the risk classification that the Company assigns the Insured based on the information in the application and any other Evidence of Insurability considered by the Company. The Insured's Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: the Company's office, located at 132 Turnpike Road, Suite 210, Southborough, MA 01772.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account the Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account (less Debt) and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct. In this prospectus, Separate Account refers to the VEL II Account of Commonwealth Annuity and Life Insurance Company.


SERVICE OFFICE: se(2) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2)") provide administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place, Topeka, Kansas, 66636, Telephone 1-800-533-7881.


SUB-ACCOUNT: a division of a Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund.

SUM INSURED: the amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but always will be at least equal to the Face Amount.

SURRENDER VALUE: the amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

VEL II ACCOUNT:  a separate account of the Company.

WRITTEN REQUEST: a request in writing, by the Policyowner, satisfactory to the Company.

YOU OR YOUR: the Policyowner, as shown in the application or the latest change filed with the Company.

    - THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-533-7881.

    - IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

ALL CORRESPONDENCE MAY BE MAILED TO: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. PO BOX 758554, TOPEKA, KS 66675

INFORMATION ABOUT THE VEL II ACCOUNT (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE VEL II ACCOUNT ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

                                 VEL II ACCOUNT

                                       OF

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2011 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.


                              DATED APRIL 30, 2011

Commonwealth Annuity VEL II Account

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                            3

SERVICES                                                   4

            SERVICE PROVIDERS                              4
            OTHER SERVICE ARRANGEMENTS                     4

Underwriters and DISTRIBUTION                              5

MORE INFORMATION ABOUT DEATH BENEFITS                      6

            GUIDELINE MINIMUM SUM INSURED                  6
            DEATH PROCEEDS                                 6
            EXAMPLES OF SUM INSURED OPTIONS                7
            CHANGING BETWEEN SUM INSURED OPTIONS           8

Additional Information About Charges and Deductions        9

            WAIVER OR REDUCTION OF CHARGES                 9
            CALCULATION OF MAXIMUM SURRENDER CHARGES       9

PERFORMANCE INFORMATION                                    13

            OTHER PERFORMANCE INFORMATION                  13

EXPERTS                                                    15

FINANCIAL STATEMENTS                                       F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly known as "Allmerica Financial Corporation"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

In connection with its purchase of the Company, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs has agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

The VEL II Account of Commonwealth Annuity and Life Insurance Company (the "Variable Account") is a separate investment account established on February 2, 1993. It meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Companies. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the VEL II policies (the "Policy"). Each Sub-Account invests in a corresponding investment portfolio:

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
---------------------------------------
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(SERIES I SHARES)
--------------------------------------------------
Invesco V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
---------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
------------------
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
----------------------------------------
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Commonwealth Annuity serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and Commonwealth Annuity have retained se2, an affiliate of Security Benefit Life Insurance Company, to provide administrative, accounting, mail room and lockbox services and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit, Topeka, Kansas.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.22%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION."

                          UNDERWRITERS AND DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA").Epoch red Security Distributors, Inc., located at One Security Benefit Place,
Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. The Policies were sold by agents of the Company who were registered representatives of VeraVest or of certain independent broker-dealers who had selling agreements with VeraVest. The Company has effectively ceased issuing new Policies.

The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will not exceed 5.3% of any additional premiums. However, we may pay higher amounts under certain circumstances.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or to the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to the Underwriter for services it performs and expenses it may incur as principal underwriter and general distributor.

The aggregate amounts of commissions paid to Epoch for the years 2008,2009 and 2010 were $298,651.38,$533,046.68 and $617,275.31, respectively. No commissions were retained by SDI or Epoch for sales of all contracts funded by the VEL II Account (including contracts not described in the Prospectus) for the years 2008,2009 and 2010.

                      MORE INFORMATION ABOUT DEATH BENEFITS

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

 AGE OF INSURED                         PERCENTAGE OF
ON DATE OF DEATH                        POLICY VALUE
---------------------                   --------------
        40 and under                        250%
        45                                  215%
        50                                  185%
        55                                  150%
        60                                  130%
        65                                  120%
        70                                  115%
        75                                  105%
        80                                  105%
        85                                  105%
        90                                  105%
        95 and above                        100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid).

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

DEATH PROCEEDS

As long as the Policy remains in force, upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy.

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

     - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

     - any additional insurance on the Insured's life that is provided by rider; minus

     - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

EXAMPLES OF SUM INSURED OPTIONS

For the purposes of the following examples, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

EXAMPLE OF OPTION 1
Under Option 1, the Face Amount of the Policy generally will equal the Sum Insured. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

For example, a Policy with a $50,000 Face Amount will generally have a Sum Insured equal to $50,000. Because the Sum Insured must be equal to or greater than 250% of Policy Value, however, if at any time the Policy Value exceeds $20,000, the Sum Insured will exceed the $50,000 Face Amount. In this example, each additional dollar of Policy Value above $20,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $35,000 will have a Guideline Minimum Sum Insured of $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 (because of partial withdrawals, charges or negative investment performance), the Sum Insured will be reduced from $62,500 to $50,000.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Sum Insured would not exceed the $50,000 Face Amount unless the Policy Value exceeded $27,027 (rather than $20,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $1.85.

EXAMPLE OF OPTION 2
Under Option 2, the Sum Insured is generally equal to the Face Amount of the Policy plus the Policy Value. The Sum Insured under Option 2, however, always will be the greater of:

     -    the Face Amount plus Policy Value; or

     - the Policy Value multiplied by the applicable percentage from the Guideline Minimum Sum Insured Table.

For example, a Policy with a Face Amount of $50,000 and with Policy Value of $5,000 will produce a Sum Insured of $55,000 ($50,000 + $5,000). Policy Value of $10,000 will produce a Sum Insured of $60,000 ($50,000 + $10,000); Policy Value of $25,000 will produce a Sum Insured of $75,000 ($50,000 + $25,000).

According to the Guideline Minimum Sum Insured Table, however, the Sum Insured for the example must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $33,333, 250% of that amount will be the required Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $33,333 will increase the Sum Insured by $2.50. For example, if the Policy Value is $35,000, the Guideline Minimum Sum Insured will be $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a

Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline

Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, if the Policy Value exceeds $33,333, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $112,500 to $100,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Sum Insured must be at least
1.85 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.85.

CHANGING BETWEEN SUM INSURED OPTIONS

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2
If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option.

CHANGE FROM OPTION 2 TO OPTION 1
If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to the Policyowner.

               ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS

WAIVER OR REDUCTION OF CHARGES

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

       All employees of First Allmerica Financial Life Insurance Company and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 49% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs) subject to the deferred sales charge that varies by issue Age or Age at time of increase, as applicable:

APPLICABLE AGE          MAXIMUM GAPS         APPLICABLE AGE         MAXIMUM GAPS
--------------          ------------         --------------         ------------
     0-55                 1.660714                 68                 1.290612
      56                  1.632245                 69                 1.262143
      57                  1.603776                 70                 1.233673
      58                  1.575306                 71                 1.205204
      59                  1.546837                 72                 1.176735
      60                  1.518367                 73                 1.148265
      61                  1.489898                 74                 1.119796
      62                  1.461429                 75                 1.091327
      63                  1.432959                 76                 1.062857
      64                  1.404490                 77                 1.034388
      65                  1.376020                 78                 1.005918
      66                  1.347551                 79                 0.977449
      67                  1.319082                 80                 0.948980

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level and then grades down according to the following schedule:

AGES
0-50                       The maximum surrender charge remains level for the first 40 Policy months, reduces by 0.5%
                           for the next 80 Policy months, then decreases by 1% per month to zero at the end of 180 Policy months (15 Policy years).

51 and above               The maximum surrender charge remains level for 40 Policy months and decreases per month by above the percentages below:

                           Age 51 -- 0.78% per month for 128 months

                           Age 52 -- 0.86% per month for 116 months

                           Age 53 -- 0.96% per month for 104 months

                           Age 54 -- 1.09% per month for 92 months

                           Age 55 and over -- 1.25% per month for 80 months

The factors used in calculating the maximum surrender charges vary with the issue Age, sex and Premium Class (Smoker) as indicated in the table below:

                 MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

 AGE AT
ISSUE OR                              MALE                              MALE                       FEMALE                    FEMALE
INCREASE                           NONSMOKER                           SMOKER                     NONSMOKER                  SMOKER
--------                           ---------                          --------                    ---------                  ------
    0                                                                   8.63                                                  7.68
    1                                                                   8.63                                                  7.70
    2                                                                   8.78                                                  7.81
    3                                                                   8.94                                                  7.93
    4                                                                   9.10                                                  8.05
    5                                                                   9.27                                                  8.18
    6                                                                   9.46                                                  8.32
    7                                                                   9.65                                                  8.47
    8                                                                   9.86                                                  8.62
    9                                                                  10.08                                                  8.78
   10                                                                  10.31                                                  8.95
   11                                                                  10.55                                                  9.13
   12                                                                  10.81                                                  9.32
   13                                                                  11.07                                                  9.51
   14                                                                  11.34                                                  9.71
   15                                                                  11.62                                                  9.92
   16                                                                  11.89                                                 10.14
   17                                                                  12.16                                                 10.36
   18                                10.65                             12.44                         9.73                    10.59
   19                                10.87                             12.73                         9.93                    10.83
   20                                11.10                             13.02                        10.15                    11.09
   21                                11.34                             13.33                        10.37                    11.35
   22                                11.59                             13.66                        10.60                    11.63
   23                                11.85                             14.01                        10.85                    11.92
   24                                12.14                             14.38                        11.10                    12.22
   25                                12.44                             14.77                        11.37                    12.54
   26                                12.75                             15.19                        11.66                    12.88
   27                                13.09                             15.64                        11.95                    13.23
   28                                13.45                             16.11                        12.26                    13.60
   29                                13.83                             16.62                        12.59                    13.99
   30                                14.23                             17.15                        12.93                    14.40
   31                                14.66                             17.72                        13.29                    14.83
   32                                15.10                             18.32                        13.67                    15.28
   33                                15.58                             18.96                        14.07                    15.75
   34                                16.08                             19.63                        14.49                    16.25
   35                                16.60                             20.35                        14.93                    16.77
   36                                17.16                             21.10                        15.39                    17.33
   37                                17.75                             21.89                        15.88                    17.91
   38                                18.37                             22.73                        16.39                    18.51
   39                                19.02                             23.55                        16.93                    19.15
   40                                19.71                             24.28                        17.50                    19.81
   41                                20.44                             25.04                        18.09                    20.51

 AGE AT
ISSUE OR                              MALE                              MALE                       FEMALE                    FEMALE
INCREASE                           NONSMOKER                           SMOKER                     NONSMOKER                  SMOKER
--------                           ---------                          --------                    ---------                  ------
   42                                21.20                             25.85                        18.71                    21.23
   43                                22.02                             26.71                        19.36                    21.98
   44                                22.87                             27.61                        20.04                    22.77
   45                                23.61                             28.56                        20.76                    23.56
   46                                24.36                             29.57                        21.52                    24.23
   47                                25.15                             30.63                        22.33                    24.94
   48                                26.00                             31.16                        23.14                    24.69
   49                                26.90                             32.95                        23.83                    26.47
   50                                27.85                             34.21                        24.57                    27.31
   51                                28.87                             35.56                        25.35                    28.18
   52                                29.96                             36.99                        26.17                    29.11
   53                                31.12                             38.25                        27.05                    30.09
   54                                32.56                             38.25                        27.95                    31.12
   55                                33.67                             38.25                        28.97                    32.21
   56                                34.62                             38.25                        29.65                    32.94
   57                                35.61                             38.25                        30.36                    33.70
   58                                36.65                             38.25                        31.11                    34.49
   59                                37.73                             38.25                        32.74                    36.23
   60                                38.25                             38.25                        32.74                    36.23
   61                                38.25                             38.25                        33.63                    37.18
   62                                38.25                             38.25                        34.57                    38.18
   63                                38.25                             38.25                        35.56                    38.25
   64                                38.25                             38.25                        36.60                    38.25
   65                                38.25                             38.25                        37.68                    38.25
   66                                38.25                             38.25                        38.25                    38.25
   67                                38.25                             38.25                        38.25                    38.25
   68                                38.25                             38.25                        38.25                    38.25
   69                                38.25                             38.25                        38.25                    38.25
   70                                38.25                             38.25                        38.25                    38.25
   71                                38.25                             38.25                        38.25                    38.25
   72                                38.25                             38.25                        38.25                    38.25
   73                                38.25                             38.25                        38.25                    38.25
   74                                38.25                             38.25                        38.25                    38.25
   75                                38.25                             38.25                        38.25                    38.25
   76                                38.25                             38.25                        38.25                    38.25
   77                                38.25                             38.25                        38.25                    38.25
   78                                38.25                             38.25                        38.25                    38.25
   79                                38.25                             38.25                        38.25                    38.25
   80                                38.25                             38.25                        38.25                    38.25

EXAMPLES. For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,118.22. His maximum surrender charge is calculated as follows:

(a)  Deferred administrative charge                        $850.00
     ($8.50/$1,000 of Face Amount)

(b)  Deferred sales charge                                 $909.95
     (49% X 1.660714 GAPs)

     TOTAL                                               $1,759.95

     Maximum surrender charge per Table (16.60 X 100)    $1,660.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a)  Deferred administrative charge                        $850.00
     ($8.50/$1,000 of Face Amount)

(b)  Deferred sales charge                                  Varies
     (not to exceed 29% of Premiums received, up to one GAP, plus 9% of premiums received in excess of one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                Sum of (a) and (b)

The maximum surrender charge is $1,660. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the tenth Policy month, having paid total premiums of $900. The actual surrender charge would be $1,111.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th Policy month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month ($8.30 per month in this example.) In this example, the maximum surrender charge would be $996.

The Surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, policy administration and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

                             PERFORMANCE INFORMATION

The Policy was first offered to the public in 1993. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence.

The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the tax expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2007. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

     -    Standard & Poor's 500 Composite Stock Price Index (S&P 500)

     -    Dow Jones Industrial Average (DJIA)

     -    Shearson, Lehman Aggregate Bond Index

     - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

     - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

     - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

     -    The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

     - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

     - The advantages and disadvantages of investing in tax-deferred and taxable investments

     -    Customer profiles and hypothetical payment and investment scenarios

     -    Financial management and tax and retirement planning

     - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                                     TABLE I

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2010

                         SINCE INCEPTION OF SUB-ACCOUNTS
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE TAX EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICIES, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                                          10 YEARS
                                                                  SUB-ACCOUNT         FOR YEAR                            OR SINCE
                                                                   INCEPTION           ENDED               5            INCEPTION OF
                                                                      DATE            12/31/10           YEARS           SUB-ACOUNT
--------------------------------------------------------------------------------- ----------------- ---------------- ---------------
Goldman Sachs VIT Core Fixed Income Fund                            01/09/06            6.32              N/A               3.73
Goldman Sachs VIT Equity Index Fund                                 01/09/06           14.00              N/A               0.58
Goldman Sachs VIT Government Income Fund                            01/09/06            4.35              N/A               4.35
Goldman Sachs VIT Growth Opportunities Fund                         01/09/06           18.41              N/A               5.55
Goldman Sachs VIT Mid Cap Value Fund                                01/09/06           23.70              N/A               3.00
Goldman Sachs VIT Money Market Fund                                 01/09/06           -0.80              N/A               1.56
--------------------------------------------------------------------------------- ----------------- ---------------- ---------------
Goldman Sachs VIT Strategic Growth Fund                             01/09/06            9.61              N/A               0.91
Goldman Sachs VIT Strategic International Equity Fund               01/09/06            9.20              N/A              -1.80
Goldman Sachs VIT Structured U.S. Equity Fund                       01/09/06           11.70              N/A              -2.54
AllianceBernstein VPS Large Cap Growth Portfolio                      5/1/01            8.95            -0.35              -1.46
Delaware VIP International Value Equity Series                       7/18/93           10.04             1.46               4.75
Fidelity VIP Asset Manager Portfolio                                 5/10/94           13.35             4.60               3.15
Fidelity VIP Equity-Income Portfolio                                  7/6/93           14.23             0.16               1.64
Fidelity VIP Growth Portfolio                                        7/18/93           23.18             1.86              -1.26
Fidelity VIP High Income Portfolio                                   7/18/93           12.91             6.19               5.43
Fidelity VIP Overseas Portfolio                                      7/20/93           12.21             1.37               2.28
FT VIP Franklin Large Cap Growth Securities Fund                      5/1/01           10.70             1.41              -0.33
FT VIP Franklin Small-Mid Cap Growth Securities Fund                  5/1/01           26.60             4.12               2.44
Invesco V.I. Global Health Care Fund                                  5/1/01            8.95            -0.35              -1.46
Janus Aspen Janus Portfolio                                           5/1/01           13.34             2.75              -0.93
T. Rowe Price International Stock Portfolio                          6/21/95           13.54             2.96               1.98

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

EXPERTS

The financial statements of the Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the financial statements of the VEL II Account of the Company as of December 31, 2010 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2010 and December 31,2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 21, 2011

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                                             2010        2009
-----------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE DATA)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $2,647.6
         and $2,797.8 in 2010 and 2009, respectively)                                 $ 2,844.3   $ 2,954.4
      Trading fixed maturities at fair value (amortized cost of $491.2 and $397.2 in
         2010 and 2009, respectively)                                                     526.4       424.5
      Equity securities at fair value (cost of $0.1 in 2010 and 2009, respectively)         0.1         0.1
      Policy loans                                                                        306.4       320.3
                                                                                      ---------   ---------
         Total investments                                                              3,677.2     3,699.3
                                                                                      ---------   ---------
   Cash and cash equivalents                                                              251.4       300.2
   Accrued investment income                                                               41.7        41.1
   Premiums, accounts and notes receivable, net                                             2.0         2.7
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums
      and modified coinsurance                                                          4,725.0     4,824.1
   Value of business acquired                                                              27.3        30.3
   Deferred policy acquisition costs                                                      207.1       243.3
   Deferred federal income taxes                                                           80.4       137.9
   Derivative instruments receivable                                                      115.0       149.3
   Other assets                                                                            31.0        20.5
   Separate account assets                                                              4,023.6     4,186.5
                                                                                      ---------   ---------
         Total assets                                                                 $13,181.7   $13,635.2
                                                                                      =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities with a fair value of $585.3 and
         $579.0 in 2010 and 2009, respectively)                                       $ 5,476.9   $ 5,870.2
      Outstanding claims and losses (includes liabilities with a fair value of $5.8
         and $6.5 in 2010 and 2009, respectively)                                          88.6       101.7
      Contractholder deposit funds and other policy liabilities
         (includes liabilities with a fair value of $97.2 and $98.6 in 2010 and
         2009, respectively)                                                              234.7       282.5
                                                                                      ---------   ---------
         Total policy liabilities and accruals                                          5,800.2     6,254.4
                                                                                      ---------   ---------
   Derivative instruments payable                                                          98.0       137.4
   Collateral on derivative instruments                                                    11.6        53.6
   Securities sold under agreements to repurchase                                          89.6          --
   Dividend payable to shareholder                                                        250.0          --
   Accrued expenses and other liabilities                                                  69.5        83.5
   Reinsurance payable                                                                  1,964.0     1,941.5
   Separate account liabilities                                                         4,023.6     4,186.5
                                                                                      ---------   ---------
         Total liabilities                                                            $12,306.5   $12,657.0
                                                                                      ---------   ---------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                 $     2.5   $     2.5
   Additional paid-in capital                                                             716.9       716.9
   Accumulated other comprehensive income                                                  94.2        66.6
   Retained earnings                                                                       61.6       192.2
                                                                                      ---------   ---------
         Total shareholder's equity                                                       875.2       978.2
                                                                                      ---------   ---------
         Total liabilities and shareholder's equity                                   $13,181.7   $13,635.2
                                                                                      =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                                        2010     2009     2008
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                            $ 51.0   $ 48.5   $   --
   Universal life and investment product policy fees                    193.3    234.7    189.6
   Net investment income                                                191.4    323.3    125.6
   Net realized investment gains/(losses)
      Total other-than-temporary impairment ("OTTI") losses                --    (10.0)   (42.0)
      OTTI losses recognized in other comprehensive income                 --     (2.6)      --
                                                                       ------------------------
      Net OTTI losses recognized in earnings                               --     (7.4)   (42.0)
      Net realized capital gains/(losses), excluding net OTTI losses
      recognized in earnings                                             91.0     30.0     (7.6)
                                                                       ------------------------
   Total net realized investment gains/(losses)                          91.0     22.6    (49.6)
   Other income                                                          33.6      7.1     21.6
                                                                       ------------------------
      Total revenues                                                    560.3    636.2    287.2
                                                                       ------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses         259.1    346.5    297.1
   Policy acquisition expenses                                           64.5     96.8    106.9
   (Gains)/losses on derivative instruments                              (4.9)    27.5   (175.6)
   Other operating expenses                                              79.7     67.6     59.5
                                                                       ------------------------
      Total benefits, losses and expenses                               398.4    538.4    287.9
                                                                       ------------------------
      Income/(loss) before federal income taxes                         161.9     97.8     (0.7)
                                                                       ------------------------

FEDERAL INCOME TAX EXPENSE
                                                                       ------------------------
      Total federal income tax expense                                   42.7      6.3     10.8
                                                                       ------------------------

Net income/(loss)                                                      $119.2   $ 91.5   $(11.5)
                                                                       ========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                           ADDITIONAL   ACCUMULATED OTHER                  TOTAL
                                  COMMON     PAID-IN      COMPREHENSIVE     RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL      INCOME/(LOSS)     EARNINGS      EQUITY
----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2008         $2.5      $416.9          $ (3.2)        $ 161.2       $577.4
                                   =============================================================

Net loss                                                                      (11.5)       (11.5)
Other comprehensive income -
Net unrealized losses                                         (21.8)                       (21.8)
Capital contribution                           50.0                                         50.0
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9          $(25.0)        $ 149.7       $594.1
                                   =============================================================

Net income                                                                     91.5         91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                  (7.9)           11.0          3.1
Other comprehensive income -
Net unrealized gains                                           99.5                         99.5
Capital contribution                          250.0                                        250.0
Dividend to shareholder                                                       (60.0)       (60.0)
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9          $ 66.6         $ 192.2       $978.2
                                   =============================================================

Net income                                                                    119.2        119.2
Other comprehensive income -
Net unrealized gains                                           27.6             0.2         27.8
Dividend to shareholder                                                      (250.0)      (250.0)
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9          $ 94.2         $  61.6       $875.2
                                   =============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  2010     2009     2008
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Net income/(loss)                                                $119.2   $ 91.5   $(11.5)
                                                                 ------------------------

Other comprehensive income/(loss):
   Available-for-sale securities, net of policyholder amounts:
      Net appreciation/(depreciation) during the period            42.5    153.1    (33.5)
      (Expense)/benefit for deferred federal income taxes         (14.9)   (53.6)    11.7
                                                                 ------------------------
   Total available-for-sales securities                            27.6     99.5    (21.8)
                                                                 ------------------------
Comprehensive income/(loss)                                      $146.8   $191.0   $(33.3)
                                                                 ========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                     2010        2009        2008
-------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss)                                                              $   119.2   $    91.5   $   (11.5)
   Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
      Changes in fair value of trading fixed maturities                                (7.8)      (27.5)         --
      Net realized investment (gains)/losses                                          (91.0)      (22.6)       49.6
      Non cash derivative activity                                                     29.8        27.4      (172.6)
      Net accretion and amortization on investments                                   (68.5)      (56.6)       (1.1)
      Net amortization and depreciation                                                64.8       100.7       107.5
      Interest credited to contractholder deposit funds and trust instruments
         supported by funding obligations                                               0.9         0.8          --
      Deferred federal income taxes                                                    42.7         6.3        10.8
      Change in deferred policy acquisition costs                                        --        (4.1)       13.8
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                       23.2         7.7         4.1
      Change in accrued investment income                                              (0.6)       (5.3)       (1.0)
      Change in policy liabilities and accruals, net                                 (430.2)     (372.2)      622.5
      Change in reinsurance receivable and modified coinsurance                        99.1       109.6      (502.6)
      Change in accrued expenses and other liabilities                                (14.4)      (64.1)       (9.9)
      Other, net                                                                      (52.8)       57.6        11.5
                                                                                  ---------------------------------
      Net cash (used in)/provided by operating activities                            (285.6)     (150.8)      121.1
                                                                                  ---------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                1,776.9     1,509.7     1,511.5
      Proceeds from maturities of available-for-sale fixed maturities                  45.4       519.6        39.3
      Proceeds from disposals of trading fixed maturities                             108.8        68.0          --
      Proceeds from maturities of trading fixed maturities                              4.8        49.1          --
      Proceeds from other investments                                                 364.2       349.8       271.9
      Business acquisitions, net of cash acquired                                        --         7.2          --
      Purchase of available-for-sale fixed maturities                              (1,515.5)   (2,239.5)   (1,580.2)
      Purchase of trading fixed maturities                                           (200.7)      (60.5)         --
      Purchase of other investments                                                  (389.1)     (288.4)     (212.9)
                                                                                  ---------------------------------
      Net cash provided by/(used in) investing activities                             194.8       (85.0)       29.6
                                                                                  ---------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                            (101.2)         --          --
      Proceeds from issuance of repurchase agreements                                 190.6          --          --
      (Withdrawals from)/deposits in contractholder deposit funds                     (46.6)       69.5        19.3
      Withdrawals from trust instruments supported by funding obligations              (0.8)       (0.9)         --
      Capital contribution                                                               --       250.0        50.0
      Dividend to shareholder                                                            --       (60.0)         --
                                                                                  ---------------------------------
      Net cash provided by financing activities                                        42.0       258.6        69.3
                                                                                  ---------------------------------
      Net change in cash and cash equivalents                                         (48.8)       22.8       220.0
      Cash and cash equivalents, beginning of period                                  300.2       277.4        57.4
                                                                                  ---------------------------------
      Cash and cash equivalents, end of period                                    $   251.4   $   300.2   $   277.4
                                                                                  =================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company manages blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

On January 2, 2009, The Hanover Insurance Group, Inc. ("THG") sold all the outstanding shares of capital stock of First Allmerica Financial Life Insurance Company ("FAFLIC") to the Company pursuant to a Stock Purchase Agreement entered into on July 30, 2008. The Company paid a purchase price of $105.8 million. Coincident with the sale transaction, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's exited accident and health insurance business through a 100% coinsurance agreement totaling $113.5 million in net liabilities. An equal amount of assets was also transferred as part of this agreement.

The FAFLIC transaction was accounted for using the purchase method of accounting under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 805, "Business Combinations" and purchase accounting adjustments were "pushed down" to FAFLIC's financial statements accordingly. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at fair value at the date of purchase. See Note 4 for further information about the purchase accounting balance sheet.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2010, the Company directly owned all of the outstanding shares of FAFLIC, which manages run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, a Guaranteed Investment Contract ("GIC"), variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value in accordance with ASC 820. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 7-9 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations; asset backed, commercial and residential mortgage backed securities ("structured securities"); investment-grade corporate bonds; money market securities; state, municipal and provincial obligations; mutual funds held in separate accounts and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value or amounts that approximate fair value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. FINANCIAL INSTRUMENTS (CONTINUED)

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Operations. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized although thresholds may vary by CSA.

     B. VALUATION OF INVESTMENTS

The Company accounts for its investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold.

Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that, it will be required to sell, an impaired security prior to recovery of its cost basis the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive loss.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS (CONTINUED)

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell before recovery of amortized cost.

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in an overnight tri-party reverse repurchase agreement, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of this is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, that are related directly to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

DAC and DSI amortization are reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. See Note 15 for further information about deferred policy acquisition costs.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, recognized in accordance with contract terms. For reported claims, the Company values reinsurance recoverable at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances can be established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2010 and 2009, respectively. See Note 14 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE (CONTINUED)

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

     G. VOBA

VOBA reflects the estimated fair value of in-force contracts. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment income, and mortality net of reinsurance ceded and expense margins and actual realized gain
(loss) on investments. Contract lives for variable universal life policies are estimated to be 30 years.

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

For the January 2, 2009 purchase of FAFLIC, negative VOBA was recognized to reduce the carrying value of the insurance liability to fair value. Negative VOBA pertains to the business outside of the closed block participating policies. In order to reflect the fair value of the policyholder liabilities required under purchase accounting, we determined the fair value of the policyholder liabilities using market participants' assumptions to determine the present value of benefit payments and maintenance expenses plus a risk margin based on the cost of holding capital to back the business. The resulting fair value of the policyholder liabilities was greater than the amount calculated using GAAP assumptions and is recorded as negative VOBA on the opening balance sheet. Since the Company's contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves for those policies outside of the closed block participating policies.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 13 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0 % to 11.25 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See Note 6 for further information about liabilities for minimum guarantees.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 16 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     J. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 15 and Note 6 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a closed block ("Closed Block") for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in-force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues.

FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     K. CLOSED BLOCK (CONTINUED)

Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to appropriately match fair value asset and liability movements. See Note 10 for further information about Closed Block.

     L. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of operations or cash flows.

HOW INVESTMENTS HELD THROUGH SEPARATE ACCOUNTS AFFECT AN INSURER'S CONSOLIDATION ANALYSIS OF THOSE INVESTMENTS (ASC 810 AND 944). In April 2010, the FASB issued amended accounting principles codified as ASU No. 2010-15, "How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments," which clarifies that an insurance entity should not generally consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. In addition, the guidance clarifies that an insurer can retain the separate account's specialized industry accounting for consolidation, and would not have to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010 and adoption will not have an effect on the Company's financial condition, results of operations or cash flows.

FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosures were effective for the Company in 2010, while others are effective for financial statements issued for reporting periods beginning after December 15, 2010. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not and will not have an impact on the Company's consolidated financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS (ASC 320). In April 2009, the FASB issued amended accounting principles related to the recognition and presentation of other-than-temporary impairments (ASC 320). These amended principles prescribe that only the portion of an other-than-temporary impairment on a debt security related to credit loss is recognized in current period earnings, with the remainder recognized in other comprehensive income, if the holder does not intend to sell the security and it is more likely than not that the holder will not be required to sell the security prior to recovery. Previously, the entire other-than-temporary impairment was recognized in current period earnings. The Company adopted these amended accounting principles in the second quarter of 2009. Adoption of FASB ASC Topic 320 resulted in a cumulative effect adjustment, net of tax, of $7.9 million to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY (ASC 820). In April 2009, the FASB issued amended accounting principles related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying transactions that are not orderly (ASC 820). Specifically, these amended principles list factors which should be evaluated to determine whether a transaction is orderly; clarify that adjustments to transactions or quoted prices may be necessary when the volume and level of activity for an asset or liability have decreased significantly; and provide guidance for determining the concurrent weighting of the transaction price relative to fair value indications from other valuation techniques when estimating fair value. The Company adopted these amended accounting principles in the second quarter of 2009. Since the Company's fair value methodologies were consistent with these amended accounting principles, adoption did not affect the Company's financial condition, results of operations or cash flows.

TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES ("VIE'S") (ASC 860 AND 810). In June 2009, the FASB issued amended accounting principles which change the accounting for securitizations and VIE's. These principles were codified as ASU No. 2009-16, "Transfers and Servicing (Topic
860) - Accounting for Transfers of Financial Assets" and ASU No. 2009-17, "Consolidations (Topic 810) - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" in December 2009. ASU No. 2009-16 eliminates the concept of Qualified Special Purpose Entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets, including securitization transactions and continuing involvement with transferred financial assets. ASU No. 2009-17 changes the determination of when a VIE should be consolidated. Under ASU No. 2009-17, the determination of whether to consolidate a VIE is based on the power to direct the activities of the VIE that most significantly impact the VIE's economic performance together with either the obligation to absorb losses or the right to receive benefits that could be significant to the VIE, as well as the VIE's purpose and design. ASU No. 2009-16 and 2009-17 are effective for fiscal years beginning after November 15, 2009. In February 2010, the FASB finalized a standard, which defers the requirements of ASU No. 2009-17 for certain interests in investment funds and certain similar entities. Adoption of ASU Nos. 2009-16 and 2009-17 on January 1, 2010 did not have a material effect on the Company's financial condition, results of operations or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

In 2009, the acquisition of FAFLIC's assets and liabilities was recorded at fair value. Negative VOBA of $41.7 million was recorded to reduce the carrying value of the insurance liability to fair value and is included within other liabilities at fair value reported below. No goodwill was recorded on acquisition. $2.7 million was recorded as intangible assets for state licenses acquired and are included within other assets at fair value reported below.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of January 2, 2009 from the Company's purchase of FAFLIC.

FAIR VALUE (IN MILLIONS)          JANUARY 2, 2009
-------------------------------------------------
Assets:
Total investments at fair value       $1,029.3
Cash and cash equivalents                113.0
Other assets at fair value               410.2
Separate account assets                  263.4
                                      --------
   Total assets acquired               1,815.9
Liabilities:
Policyholder account balances          1,325.8
Other liabilities at fair value          120.9
Separate account liabilities             263.4
                                      --------
   Total liabilities assumed           1,710.1

Total purchase price                  $  105.8
                                      ========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. SIGNIFICANT TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 14 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with Metropolitan Life Insurance Company ("MetLife") where the Company will assumption reinsure certain individual disability income insurance policies to MetLife. These policies are currently 100% coinsured with MetLife. The Company paid $5.0 million to MetLife in connection with the transaction.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of the life insurance subsidiaries of Universal American Corporation ("UAC"). Subsequently, on October 29, 2010, December 8, 2010 and December 23, 2010, the Company assigned all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts assumed from the subsidiaries of UAC to Athene Life Re, Ltd ("Athene"), a Bermuda domiciled reinsurance company. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to UAC and its life insurance subsidiary American Progressive Life and Health Insurance Company of New York ("American Progressive"). See Note 14 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National"). Effective April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of Lincoln National, thereby reducing mortality exposure for the Company. See Note 14 for further information on reinsurance.

On January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a Guaranteed Investment Contract. As a result of the transaction, FAFLIC became a wholly- owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion. See Note 4 for further information on purchase accounting.

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2010      2009
---------------------------------------------------
(IN MILLIONS)
Beginning balance                  $239.4   $ 315.0
Provision for GMDB:
   GMDB expense incurred             39.8      40.3
   Volatility (1)                    14.9     (19.0)
                                   ----------------
                                     54.7      21.3
Claims, net of reinsurance:
   Claims from policyholders        (70.4)   (102.3)
   Claims ceded to reinsurers        64.0      99.3
                                   ----------------
                                     (6.4)     (3.0)
GMDB reinsurance premium            (71.0)    (93.9)
                                   ----------------
Ending balance                     $216.7   $ 239.4
                                   ================

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2010 and 2009.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2010, volatility assumptions range from 23% to 42%, varying by equity fund type and duration; 6% for bond funds; and 1% for money market funds. For 2009, volatility assumptions range from 26% to 69%, varying by equity fund type and duration; 7% to 13% for bond funds; and 0% to 2% for money market funds.

     - The mortality assumptions are factors of the 1994 GMDB table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2011 and 2012 are approximately 11% and 10%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2010 and 2009. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2010       2009
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,732   $  2,762
   Net amount at risk                                    $     22   $     44
   Average attained age of contractholders                     63         62
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    756   $    807
   Net amount at risk                                    $     90   $    162
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     45   $     49
   Net amount at risk                                    $     24   $     29
   Average attained age of contractholders                     79         79
Higher of ratchet or roll-up
   Account value                                         $  2,706   $  2,821
   Net amount at risk                                    $  1,326   $  1,638
   Average attained age of contractholders                     75         74
Total of guaranteed benefits categorized above
   Account value                                         $  6,239   $  6,439
   Net amount at risk                                    $  1,462   $  1,873
   Average attained age of contractholders
      (weighted by account value)                              69         68
Number of contractholders                                 146,931    162,403

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. The GMIB liability at December 31, 2009 was $21.3 million with a benefit paid of approximately $1.0 million for the year ended December 31, 2009. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,   2010   2009
----------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $ --   $0.5
Acquisition expenses deferred       0.3    0.3
Reinsurance treaty impacts         (0.3)  (0.8)
                                   -----------
Balance at end of year             $ --   $ --
                                   ===========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to Protective Life Insurance Company ("Protective") was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See
Note 14 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2010         2009
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     23.8   $     31.0
Range of guaranteed minimum return rates    2.8 - 5.7%   2.8 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2010    2009
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $28.7   $28.8
   Cash and cash equivalents     5.6    10.4
                               -------------
Total                          $34.3   $39.2
                               =============

7. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                               COST (1)      GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                --------     ------       ------     --------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                ========     ======       ======     ========
Equity securities                               $    0.1     $   --       $   --     $    0.1
                                                ========     ======       ======     ========

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     OTTI        FAIR
DECEMBER 31, 2009                               COST (1)      GAINS       LOSSES     LOSSES(2)     VALUE
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                       $  729.7      $  5.6       $(34.3)      $  --     $  701.0
States and political subdivisions                 162.2         4.5         (1.6)         --        165.1
Foreign governments                                32.5         0.7         (0.2)         --         33.0
Corporate fixed maturities                      1,192.3        99.5         (2.8)         --      1,289.0
Structured securities                             681.1        97.1         (8.7)       (3.2)       766.3
                                               ----------------------------------------------------------
Total available-for-sale fixed maturities      $2,797.8      $207.4       $(47.6)       (3.2)    $2,954.4
                                               ==========================================================
Equity securities                              $    0.1      $   --       $   --       $  --     $    0.1
                                               ==========================================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

(2) Represents the before tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income for assets still held at the reporting date.

At December 31, 2010 and 2009, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $70.2 million and $76.1 million, and $97.3 million and $79.4 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2010 and 2009, cash and fixed maturities held as collateral were $15.4 million and $55.7 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their ultimate maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                                             DECEMBER 31,
                                         DECEMBER 31, 2010       2010
                                          AMORTIZED COST      FAIR VALUE
-------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                       $   32.7         $   33.4
Due after one year through five years            169.6            185.1
Due after five years through ten years           580.7            629.5
Due after ten years                            1,864.6          1,996.3
                                              -------------------------
Total                                         $2,647.6         $2,844.3
                                              =========================

     B. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options and equity futures used to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

The Company has reinsurance contracts that are accounted for on a modified coinsurance arrangement. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer. The reinsurance contract represents a hybrid instrument that is bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2010
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
DERIVATIVE CONTRACTS
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======

   Fair value included within total liabilities                                $98.0
                                                                               =====

As of December 2009
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
DERIVATIVE CONTRACTS
   Equity and non-hedging futures                                $ 24.5        $   --        5,920
   Foreign currency swap                                            2.1            --            1
   GMDB product derivatives                                        63.4            --      240,642
   Credit                                                            --           2.2            4
   Embedded derivatives under modified coinsurance contracts       59.3         135.2            2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $149.3        $137.4      246,569
                                                                 =================================

   Fair value included within total assets                       $149.3
                                                                 ======

   Fair value included within total liabilities                                $137.4
                                                                               ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                                 AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS                  INCOME ON DERIVATIVES                          ON DERIVATIVES
------------------------------------------------------------------------------------------------------
General account derivatives           Net realized investment gains/(losses)            $(4.4)
Foreign currency swap                 (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives              (Gains)/losses on derivative instruments          (65.5)
Credit default swaps                  (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under modified
   coinsurance contacts               (Gains)/losses on derivative instruments
                                                                                         72.6
                                                                                        -----
TOTAL GAIN                                                                              $ 0.5
                                                                                        =====

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                                 AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS                  INCOME ON DERIVATIVES                          ON DERIVATIVES
------------------------------------------------------------------------------------------------------
General account derivatives           Net realized investment gains/(losses)            $   2.4
Foreign currency swap                 Losses/(gains) on derivative instruments              2.0
GMDB product derivatives              Losses/(gains) on derivative instruments           (138.2)
Credit default swaps                  Losses/(gains) on derivative instruments             (6.9)
Embedded derivatives under modified
   coinsurance contacts               Losses/(gains) on derivative instruments            115.6
                                                                                        -------
Total loss                                                                              $ (25.1)
                                                                                        =======

     C. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale fixed maturities, equity securities and other securities included in accumulated other comprehensive income are summarized as follows:

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
------------------------------------------------------------------------------------------
(IN MILLIONS)
2010
Net appreciation, beginning of year                      $66.6            $--        $66.6
                                                         ---------------------------------
   Net appreciation on available-for-sale securities      39.9             --         39.9
   Net effect on value of business acquired,
      and on policy liabilities                            2.6             --          2.6
   Provision for deferred federal income taxes           (14.9)            --        (14.9)
                                                         ---------------------------------
                                                          27.6             --         27.6
                                                         ---------------------------------
Net appreciation, end of year                            $94.2            $--        $94.2
                                                         =================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     C. UNREALIZED GAINS AND LOSSES (CONTINUED)

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
-------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Net depreciation, beginning of year                      $ (8.3)        $(16.7)      $(25.0)
                                                         ----------------------------------
   Cumulative effect of change in accounting
      principle, net of income tax                         (7.9)            --         (7.9)
                                                         ----------------------------------
   Net appreciation on available-for-sale securities      199.2           25.4        224.6
   Net effect on value of business acquired, and on
      policy liabilities                                  (71.5)            --        (71.5)
   Provision for deferred federal income taxes            (44.9)          (8.7)       (53.6)
                                                         ----------------------------------
                                                           82.8           16.7         99.5
                                                         ----------------------------------
Net appreciation, end of year                            $ 66.6         $   --       $ 66.6
                                                         ==================================

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
-------------------------------------------------------------------------------------------
(IN MILLIONS)
2008
Net appreciation/(depreciation), beginning of year       $  0.4         $ (3.6)      $ (3.2)
                                                         ----------------------------------
   Net depreciation on available-for-sale securities      (28.8)         (20.1)       (48.9)
   Net effect on value of business acquired,
      and on policy liabilities                            15.4             --         15.4
   Benefit for deferred federal income taxes                4.7            7.0         11.7
                                                         ----------------------------------
                                                           (8.7)         (13.1)       (21.8)
                                                         ----------------------------------
Net depreciation, end of year                            $ (8.3)        $(16.7)      $(25.0)
                                                         ==================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2010 and 2009, respectively for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                        2010    2009
                                                                       -------------
BALANCE AT BEGINNING OF YEAR                                           $ 5.0   $  --

Credit loss component of OTTI loss not reclassified to other
comprehensive income in the cumulative effect transition adjustment       --    10.3

Additions:
Initial impairments - credit loss OTTI recognized on securities  not
   previously impaired                                                    --     0.5
Additional impairments - credit loss OTTI recognized on securities
   previously impaired                                                    --     0.2

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
   period of securities previously credit loss OTTI impaired            (1.3)   (6.0)
                                                                       -------------
BALANCE AT END OF YEAR                                                 $ 3.7   $ 5.0
                                                                       =============

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                    NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR   SECURITIES WITH GROSS
(IN MILLIONS)                                     LOSSES      VALUE    UNREALIZED LOSSES
------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0           69
   Greater than 12 months                           9.2        43.8            7
                                                  ------------------------------
Total investment grade fixed maturities           $25.7      $456.8           76
                                                  ------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6           16
   Greater than 12 months                           3.6        17.5           10
                                                  ------------------------------
Total below-investment-grade fixed maturities       6.0        91.1           26
                                                  ------------------------------
Total fixed maturities                            $31.7      $547.9          102
                                                  ==============================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

                                                  GROSS                    NUMBER OF
DECEMBER 31, 2009                               UNREALIZED    FAIR   SECURITIES WITH GROSS
(IN MILLIONS)                                     LOSSES      VALUE    UNREALIZED LOSSES
------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $41.9      $754.4            78
   Greater than 12 months                           1.5        35.2            15
                                                  -------------------------------
Total investment grade fixed maturities           $43.4      $789.6            93
                                                  -------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 4.7      $ 59.7            17
   Greater than 12 months                           2.7        12.4             3
                                                  -------------------------------
Total below-investment-grade fixed maturities       7.4        72.1            20
                                                  -------------------------------
Total fixed maturities                            $50.8      $861.7           113
                                                  ===============================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $35.9 million at December 31, 2009.

     F. VARIABLE INTEREST ENTITY

During 2010, the Company, through its subsidiary FAFLIC, held a GIC through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. There was one medium term note outstanding as of December 31, 2010 and December 31, 2009 for $16.0 million and $16.6 million respectively with a 6.0% fixed rate, issued in June 1999, and maturing in April 2011. AGF is a VIE and is consolidated within the Company as the Company is the primary beneficiary.

     G. OTHER

As of December 31, 2010 and 2009, the Company's only investment at fair value that exceeded 10% of shareholder's equity was in U.S. Treasuries for $369.7 million and $497.0 million, respectively.

8. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2010     2009     2008
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                   $ 227.6   $206.5   $ 53.4
Fixed maturities - change in fair value on trading securities      7.8     27.5       --
Equity securities                                                   --      3.9      8.0
Policy loans                                                      21.7     19.4      5.2
Modco interest income                                             70.3     68.7     62.7
Short-term investments and miscellaneous (loss) / income          (7.1)     2.7     (0.5)
                                                               -------------------------
   Gross investment income                                       320.3    328.7    128.8
Less modco interest expense                                     (122.6)      --       --
Less investment expenses                                          (6.3)    (5.4)    (3.2)
                                                               -------------------------
Net investment income                                          $ 191.4   $323.3   $125.6
                                                               =========================

The Company had no fixed maturities on non-accrual status at December 31, 2010, 2009 or 2008. The Company had no fixed maturities which were non-income producing at December 31, 2010, 2009 or 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2010    2009    2008
---------------------------------------------------------------
(In millions)
Available-for-sale fixed maturities      $94.2   $22.5   $(38.0)
Trading fixed maturities                   1.1     7.3       --
Equity securities                           --    (9.7)   (14.5)
Other investments                         (4.3)    2.5      2.9
                                         ----------------------
Net realized investment gains/(losses)   $91.0   $22.6   $(49.6)
                                         ======================

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                      VOLUNTARY     GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,        SALES       GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

2008
Fixed maturities                      $1,550.8     $ 12.6    $50.6

The Company recognized other-than-temporary impairments on fixed maturities of $0.0 million and $7.4 million in 2010 and 2009, respectively. There were no other-than-temporary impairments on equity securities in 2010 and 2009, respectively. In 2008, the Company recognized other-than-temporary impairments on fixed maturities of $27.5 million and other-than-temporary impairments on equity securities of $14.5 million.

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income/(Loss):

FOR THE YEARS ENDED DECEMBER 31,                                                        2010    2009     2008
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation/(depreciation) on available-for-sale securities:

Unrealized holding gains/(losses) arising during period (net of income tax
   (expense)/benefit of $(47.9), $(58.2) and $30.2 million in 2010, 2009 and 2008,
   respectively)                                                                       $88.8   $108.0   $(56.1)

Less: reclassification adjustment for gains/(losses) included in net income (net of income tax expense/(benefit) of $33.0, $4.5 and $(18.5) million in 2010, 2009 and
   2008, respectively)                                                                  61.2      8.5    (34.3)
                                                                                       -----------------------
Total available-for-sale securities                                                     27.6     99.5    (21.8)
                                                                                       -----------------------
Net unrealized appreciation/(depreciation) on available-for-sale securities            $27.6   $ 99.5   $(21.8)
                                                                                       =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access to at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 31, 2010 and 2009. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2010 (IN MILLIONS)                       LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
---------------------------------------------------------------------------------------------
Financial Assets
Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
       and agency securities                         $  367.4   $   98.8    $  --    $  466.2
   States and political subdivisions                       --      295.6       --       295.6
   Foreign governments                                    2.0         --       --         2.0
   Corporate fixed maturities                              --    1,080.4      0.3     1,080.7
   Structured securities                                   --      999.8       --       999.8
                                                     ----------------------------------------
       Total available-for-sale fixed maturities        369.4    2,474.6      0.3     2,844.3
                                                     ----------------------------------------
Trading fixed maturities
   U.S. Treasury securities and U.S. Government
       and agency securities                              2.3        2.7       --         5.0
   States and political subdivisions                       --       29.2       --        29.2
   Corporate fixed maturities                              --      302.4       --       302.4
   Structured securities                                   --      189.8       --       189.8
                                                     ----------------------------------------
       Total trading fixed maturities                     2.3      524.1       --       526.4
                                                     ----------------------------------------
   Equity securities                                      0.1         --       --         0.1
Derivative instruments receivable
   Interest rate contracts                                 --       11.5       --        11.5
   Foreign currency contracts                              --        1.6       --         1.6
   Equity market contracts                               30.5       11.2      1.2        42.9
   Embedded derivative within asset host contract          --         --     59.0        59.0
                                                     ----------------------------------------
       Total derivative instruments receivable           30.5       24.3     60.2       115.0
                                                     ----------------------------------------
   Separate account assets                            4,023.6         --       --     4,023.6
                                                     ----------------------------------------
   Total assets at fair value                        $4,425.9   $3,023.0    $60.5    $7,509.4
                                                     ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
-----------------------------------------------------------------------------------------------
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                     $--       $0.6      $  0.5    $  1.1
      Embedded derivative within liability host contract    --         --        96.9      96.9
                                                           ------------------------------------
      Total derivative instruments payable                  --        0.6        97.4      98.0
                                                           ------------------------------------
      Closed Block policy liabilities                       --         --       688.3     688.3
                                                           ------------------------------------
      Total liabilities at fair value                      $--       $0.6      $785.7    $786.3
                                                           ====================================

DECEMBER 31, 2009 (IN MILLIONS)                    LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------
Financial Assets
Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
      and agency securities                       $  483.9   $  217.1    $   --   $  701.0
   States and political subdivisions                    --      165.1        --      165.1
   Foreign governments                                13.7       19.3        --       33.0
   Corporate fixed maturities                           --    1,288.7       0.3    1,289.0
   Structured securities                                --      723.7      42.6      766.3
                                                  ----------------------------------------
      Total available-for-sale fixed maturities      497.6    2,413.9      42.9    2,954.4
                                                  ----------------------------------------
Trading fixed maturities
   U.S. Treasury securities and U.S. Government
      and agency securities                           13.0        2.7        --       15.7
   States and political subdivisions                    --       27.9        --       27.9
   Corporate fixed maturities                           --      222.7        --      222.7
   Structured securities                                --      158.2        --      158.2
                                                  ----------------------------------------
      Total trading fixed maturities                  13.0      411.5        --      424.5
                                                  ----------------------------------------
   Equity securities                                   0.1         --        --        0.1
   Derivative instruments receivable                  24.5       63.4      61.4      149.3
   Separate account assets                         4,186.5         --        --    4,186.5
                                                  ----------------------------------------
   Total assets at fair value                     $4,697.2   $2,913.3    $104.3   $7,714.8
                                                  ========================================
Financial Liabilities
   Derivative instruments payable                 $     --   $    2.2    $135.2   $  137.4
   Closed Block policy liabilities                      --         --     684.1      684.1
                                                  ----------------------------------------
   Total liabilities at fair value                $     --   $    2.2    $819.3   $  821.5
                                                  ========================================

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level
2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

STRUCTURED SECURITIES. In 2009, certain structured securities were valued using the market approach. Valuation was based primarily on matrix pricing or other similar techniques that utilized inputs that were unobservable. At December 31, 2010, these securities were valued using observable inputs and, accordingly, are included in level 2.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Accordingly, the tables do not include gains or losses that were reported in level 3 in prior periods for financial instruments that were transferred out of level 3 prior to the end of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2010 and 2009. The tables reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2010 and December 31, 2009.

                                                                     NET
                                                                  UNREALIZED
                                                                    GAINS/
                                                                   (LOSSES)
                                                                 RELATING TO        NET          NET
                                                        NET      INSTRUMENTS     PURCHASES,   TRANSFERS
                                        BALANCE,     REALIZED   STILL HELD AT    ISSUANCES    IN AND/OR   BALANCE,
                                      BEGINNING OF    GAINS/    THE REPORTING       AND         OUT OF     END OF
YEAR ENDED DECEMBER 2010                  YEAR       (LOSSES)        DATE       SETTLEMENTS    LEVEL 3      YEAR
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities            $  0.3       $   --       $   --          $  --       $   --      $  0.3
   Structured securities                   42.6           --           --             --        (42.6)         --
   Derivative contracts
      Foreign currency                      2.1           --           --             --         (2.1)         --
      Equity market                          --         (0.7)          --            1.9           --         1.2
      Embedded derivative                  59.3           --         (0.3)            --           --        59.0
                                         ------------------------------------------------------------------------
   Total derivative contracts              61.4         (0.7)        (0.3)           1.9         (2.1)       60.2
                                         ------------------------------------------------------------------------
Total assets                             $104.3       $ (0.7)      $ (0.3)         $ 1.9       $(44.7)     $ 60.5
                                         ========================================================================

Financial Liabilities
Closed Block policy liabilities          $684.1       $   --       $   --          $ 4.2(1)    $   --      $688.3
Derivative contracts
   Credit                                    --           --           --             --          0.5         0.5
   Embedded derivative                    135.2        (28.0)       (44.9)          34.6           --        96.9
                                         ------------------------------------------------------------------------
Total derivative contracts                135.2        (28.0)       (44.9)          34.6          0.5        97.4
                                         ------------------------------------------------------------------------
Total liabilities                        $819.3       $(28.0)      $(44.9)         $38.8       $  0.5      $785.7
                                         ========================================================================

(1) Included in the change in the Closed Block policy liabilities of $4.2 million is $5.1 million of market appreciation on the closed Block investment portfolio offset by maintenance expenses of $1.1 million and a decrease in cost of capital of $0.2 million as of December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                                   NET
                                                                                UNREALIZED
                                                                                  GAINS/
                                                                                 (LOSSES)
                                                                               RELATING TO        NET          NET
                                                                     NET       INSTRUMENTS     PURCHASES,   TRANSFERS
                                        BALANCE,      PURCHASE     REALIZED   STILL HELD AT    ISSUANCES    IN AND/OR   BALANCE,
                                      BEGINNING OF   ACCOUNTING     GAINS/    THE REPORTING       AND         OUT OF     END OF
YEAR ENDED DECEMBER 2009                  YEAR       ADJUSTMENTS   (LOSSES)        DATE       SETTLEMENTS    LEVEL 3      YEAR
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities            $ 1.7          $  3.5      $  --         $   --        $ (3.5)       $(1.4)     $  0.3
   Mortgage-backed and
      asset-based securities                --             2.3         --            1.1          39.2           --        42.6
   Derivative contracts                     --              --         --           61.4            --           --        61.4
                                         --------------------------------------------------------------------------------------
Total assets                             $ 1.7          $  5.8      $  --         $ 62.5        $ 35.7        $(1.4)     $104.3
                                         ======================================================================================

Financial Liabilities
Closed Block policy liabilities          $  --          $663.5      $  --         $   --        $ 20.6(1)     $  --      $684.1
Derivative contracts                      56.3              --       (0.1)         (56.2)        135.2           --       135.2
                                         --------------------------------------------------------------------------------------
Total liabilities                        $56.3          $663.5      $(0.1)        $(56.2)       $155.8        $  --      $819.3
                                         ======================================================================================

(1) Included in the change in the Closed Block policy liabilities of $20.6 million is $24.7 million of market appreciation on the Closed Block investment portfolio offset by decreases in maintenance expenses of $2.8 million and cost of capital of $1.3 million as of December 31, 2009.

ASC 825, "Disclosures about Fair Value of Financial Instruments," as amended by ASC 820, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2010 was approximately $89.6 million. The Company posted $89.6 million in Treasury securities as collateral for these transactions. Fair value is estimated based on expected future cash flows and interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2010 and 2009:

                                                           2010                2009
                                                    -------------------------------------
                                                    CARRYING    FAIR    CARRYING    FAIR
DECEMBER 31,                                          VALUE     VALUE     VALUE     VALUE
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Policy loans                                      $306.4    $369.3    $320.3    $368.1
                                                     ------------------------------------
                                                     $306.4    $369.3    $320.3    $368.1
                                                     ====================================
Financial Liabilities
   Securities sold under agreements to repurchase    $ 89.6    $ 89.6    $   --    $   --
   Supplementary contracts without life
      contingencies                                     7.4       7.4      36.4      36.4
   Trust instruments supported by funding
      obligations                                      16.0      17.6      16.6      18.7
   Other individual contract deposit funds            106.1     106.1     115.2     115.2
                                                     ------------------------------------
                                                     $219.1    $220.7    $168.2    $170.3
                                                     ====================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2010     2009
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Trading fixed maturities at fair value (amortized cost of $491.2
         and $397.2, respectively)                                        $526.4    424.5
   Policy loans                                                             96.8    102.5
   Cash and cash equivalents                                                 3.4     92.5
   Accrued investment income                                                 9.6      9.0
   Deferred federal income taxes                                            20.6     17.8
   Other assets                                                              1.5      1.9
                                                                          ---------------
         Total assets                                                     $658.3   $648.2
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.9   $592.0
   Policyholder dividends obligation at fair value (1)                      77.9     78.6
   Policyholder dividends payable at fair value (1)                         13.5     13.5
   Other liabilities                                                         7.8      3.8
                                                                          ---------------
         Total liabilities                                                $696.1   $687.9
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 37.8   $ 39.7
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31             2010    2009
--------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income               $19.4   $22.3
   Net investment income                    49.5    67.2
   Net realized investment gains             1.1     7.3
                                           -------------
      Total revenues                        70.0    96.8
                                           -------------

BENEFITS AND EXPENSES
   Policy benefits                          68.3    92.3
   Policy acquisition and other expenses     0.4     0.4
                                           -------------
      Total benefits and expenses           68.7    92.7
                                           -------------

Net contribution from the Closed Block     $ 1.3   $ 4.1
                                           -------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. The Company's tax return is eligible for consolidation into Goldman Sachs for calendar year end 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,       2010   2009
--------------------------------------------------
(IN MILLIONS)
Federal income tax expense
   Current                            $  --   $ --
   Deferred                            42.7    6.3
                                      ------------
Total                                 $42.7   $6.3
                                      ============

FOR THE YEARS ENDED DECEMBER 31,       2010    2009    2008
------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense   $56.7   $ 34.2   $(0.2)
   Prior years' federal income tax
     adjustment                        (2.9)      --    (0.6)
   Dividend received deduction         (4.5)    (3.8)   (5.2)
   Tax credits                         (0.5)      --    (0.7)
   Valuation allowance                 (6.1)   (24.1)   17.2
   Other, net                            --       --     0.3
                                      ----------------------
Federal income tax expense            $42.7   $  6.3   $10.8
                                      ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expecte to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                   2010      2009
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                        $  69.0   $  90.0
   Sec. 848 capitalization                      46.7      62.6
   Tax credit carryforwards                     11.0       9.5
   Loss carryforwards                          140.5     162.6
   Ceding commission                            13.4      17.9
   Accrued policyholder dividends                4.7       4.7
   Deferred compensation                         0.1       0.2
      Other, net                                  --       3.9
                                             -----------------
      Subtotal deferred tax asset              285.4     351.4
         Valuation allowance                    (6.1)    (12.2)
                                             -----------------
Total deferred tax asset, net                $ 279.3   $ 339.2
                                             -----------------

Deferred tax liability
      VOBA/DAC                               $(101.3)  $(129.9)
      Investments, net                         (76.4)    (61.8)
      Fair value adjustment - Closed Block     (12.3)     (9.6)
      Other, net                                (8.9)       --
                                             -----------------
Total deferred tax liability                  (198.9)   (201.3)
                                             -----------------
Total deferred tax asset, net                $  80.4   $ 137.9
                                             =================

The Company has recorded a valuation allowance against tax benefits from tax credit carryforwards. The change in the valuation allowance was due to the removal of a partial valuation allowance of $6.1 million against the capital loss carryforward as it is the Company's opinion that it is more likely than not that these deferred tax assets will be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million which will expire beginning in 2013. At December 31, 2010, the Company has net operating loss carryforwards of $136.3 million and capital loss carryforwards of $4.2 million, which begin to expire in 2017 and 2013, respectively. All tax credits and net operating loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $35.8 million of net operating carryforwards.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations, or cash flows. As of December 31, 2010 and December 31, 2009, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be adjusted in the future.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company cannot pay any dividend without first obtaining written approval from the Massachusetts Commissioner of Insurance.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level as determined under the risk-based capital formula, which was $75.0 million and $68.5 million at December 31, 2010 and 2009, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $630.0 million and $635.3 million at December 31, 2010 and 2009, respectively, for the Company.

The Company declared dividends payable to its stockholder of record, Goldman Sachs of $250.0 million in 2010 which was paid in January 2011. The Company declared and paid dividends to Goldman Sachs of $60.0 million in 2009.

13. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                      2010    2009
                                                                     --------------
(IN MILLIONS)
   Balance at January 1                                              $30.3   $146.5
   Amount recorded due to purchase accounting (1)                       --    (45.6)
   Cumulative effect of change in accounting principle, net of tax      --     (1.2)
   Reinsurance treaty impacts                                           --    (76.5)
   Amortized to expense during the year                               (2.9)    23.8
   Adjustment for unrealized investment losses during the year        (0.1)   (16.7)
                                                                     --------------
   Balance at December 31                                            $27.3   $ 30.3
                                                                     ==============

(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting adjustments.

Estimated future amortization of VOBA as of December 31, 2010 is as follows:

(IN MILLIONS)
   2011                  $ 3.7
   2012                    3.1
   2013                    2.7
   2014                    2.4
   2015                    2.2
   2016 and thereafter    13.2
                         -----
   Total                 $27.3
                         =====

14. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14. REINSURANCE (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company considered in its reinsurance costs $76.5 million of VOBA and $61.7 million of DAC associated with the variable annuity business; a net $55.0 million was written off. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a liability of $96.9 million and $135.2 million is reflected on the Consolidated Balance Sheets as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and December 31, 2009, the assumed reserves under this contract were $2.1 billion respectively. In conjunction with this agreement, the Company and Arrow acting on behalf of and for the benefit of a segregated account established by Arrow entered into a trust agreement, whereby Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2010 and 2009, the trust account held $99.6 million and $70.0 million, respectively, of cash equivalents and fixed maturities.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will assumption reinsure certain individual disability income insurance policies to MetLife. These policies are currently 100% coinsured with MetLife. The Company paid $5.0 million to Metlife in connection with the transaction. Reinsurance recoverables related to this agreement were $223.2 million and $231.4 million at December 31, 2010 and 2009, respectively

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of of the life insurance subsidiaries of UAC. Under the coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, on October 29, 2010 and December 8, 2010, the Company assigned all its rights, titles, interests and privileges and certain duties and obligations related to a block of fixed annuity contracts assumed from the subsidiaries of UAC to Athene, a Bermuda domiciled reinsurance company. Upon closing of the transaction, the Company paid a total novation fee of $1.2 million to UAC and its subsidiary, American Progressive. As of December 31, 2010 and 2009, the assumed reserves under the existing contract were $312.0 million and $509.7 million, respectively.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National to reinsure an in-force block of universal life and variable universal life insurance policies. Effective April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of Lincoln, thereby reducing mortality exposure for the Company. Under the coinsurance and modified coinsurance agreement, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. As of December 31, 2010 and 2009, the assumed reserves under this contract were $867.6 million and $943.9 million, respectively.

On January 2, 2009, coincident with the purchase of the Company's subsidiary, FAFLIC, referenced in Note 5 - Significant Transactions, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC reinsured FAFLIC's discontinued accident and health insurance business through a 100% coinsurance agreement. This agreement totaled $119.5 million in net statutory liabilities. An equal amount of assets were also transferred as part of this agreement. Reinsurance recoverable related to this agreement were $132.2 million and $139.6 million at December 31, 2010 and 2009, respectively.

On January 1, 2008, the Company reinsured a book of business from FML on an assumption reinsurance basis comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the Commonwealth of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $700.0 million.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million. As of December 31, 2010 and 2009, the Company ceded reserves of $553.6 million and $587.1 million, respectively.

The Company assumed on a modified coinsurance basis 100% of the variable annuity business of Protective. As of December 31, 2010 and 2009, the assumed reserves under this contract were $1.2 billion, respectively.

The Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. As of December 31, 2010 and 2009 the Company ceded reserves of $35.5 million and $37.6 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14. REINSURANCE (CONTINUED)

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. In February 2008, the Pacific Life contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

Historically, the Company maintained other reinsurance treaties including the cession of non core traditional life and health business, the largest being a universal life insurance treaty representing reinsurance recoverable of $405.9 million and $428.9 million at December 31, 2010 and 2009, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

As of December 31, 2010 and 2009, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity were approximately $589.1 million and $624.8 million, respectively, related to the block of business reinsured with an affiliate, Columbia.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2010     2009     2008
-----------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance
   premiums:
      Direct                             $ 34.3   $ 42.1   $ 16.9
      Assumed - non affiliated             31.6     27.7       --
      Ceded - non-affiliated              (14.9)   (21.3)   (16.9)
                                         ------------------------
Net premiums                             $ 51.0   $ 48.5   $   --
                                         ========================

Universal life and investment product
   policy fees:
      Direct                             $124.7   $125.7   $158.7
      Assumed - affiliated                  7.5      7.5       --
      Assumed - non-affiliated            152.5    113.3     40.0
      Ceded - affiliated                  (91.4)   (12.5)    (9.1)
      Ceded - non-affiliated                 --      0.7       --
                                         ------------------------
Net universal life and investment
   product policy fees                   $193.3   $234.7   $189.6
                                         ========================

Life and accident and health insurance
   and other individual policy
   benefits, claims, losses and loss
   adjustment expenses:
      Direct                             $525.6   $623.4   $581.9
      Assumed - affiliated                  2.2    112.8       --
      Assumed - non-affiliated            193.9     16.0     44.1
      Ceded - affiliated                 (163.3)  (101.7)   (36.7)
      Ceded - non-affiliated             (299.3)  (304.0)  (292.2)
                                         ------------------------
Net policy benefits, claims, losses
   and loss adjustment expenses          $259.1   $346.5   $297.1
                                         ========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

15. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,        2010     2009
------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year           $243.3   $118.3
Block acquisition                          --    303.1
Reinsurance treaty impacts                 --    (61.7)
Acquisition expenses deferred              --      4.1
Amortized to expense during the year    (61.6)   (65.6)
Adjustment for unrealized investment
   losses during the year                 2.7    (54.9)
Capitalization, other                    22.7       --
                                       ---------------
Balance at end of year                 $207.1   $243.3
                                       ===============

On December 31, 2009, the Company entered into a reinsurance treaty with Arrow ceding all the Company's variable annuity business. This reinsurance treaty resulted in a $61.7 million reduction in the DAC asset.

On April 1, 2009, the Company entered into a coinsurance agreement with the life insurance subsidiaries of UAC, resulting in an initial DAC balance of $75.8 million.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National, resulting in an initial DAC balance of $250.0 million.

16. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development." Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $305.0 million and $315.5 million at December 31, 2010 and 2009, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $370.1 million and $386.6 million at December 31, 2010 and 2009 respectively.

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                         2010    2009
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   8.0     1.0
Deferred modco interest expense      12.2     5.7
Miscellaneous assets                  5.5     8.5
                                    -------------
Total other assets                  $31.0   $20.5
                                    =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2010    2009
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $31.0   $42.1
Policyholder liabilities             20.7    20.4
Taxes payable                         2.3     2.3
Accrued expenses                      9.2    13.1
Miscellaneous liabilities             6.3     5.6
                                    -------------
Total accrued expenses and other
   liabilities                      $69.5   $83.5
                                    =============

Other income consists of the following:

DECEMBER 31,                         2010    2009    2008
---------------------------------------------------------
(IN MILLIONS)
Asset management fees               $ 1.6   $ 8.3   $12.6
Reinsurance administration fee       17.6     2.0     2.2
Miscellaneous income (loss)          14.4    (3.2)    6.8
                                    ---------------------
Total other income                  $33.6   $ 7.1   $21.6
                                    =====================

Other operating expenses consist of the following:

DECEMBER 31,                         2010    2009    2008
---------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees            $ 6.2   $ 6.0   $ 0.3
Commission expense                   13.4     4.4    12.5
  Fees and operational services      34.2    36.7    28.9
Salaries and benefits                10.7    11.4     8.7
Legal and auditing                    5.5     4.1     4.8
Miscellaneous operating expenses      9.7     5.0     4.3
                                    ---------------------
Total other operating expenses      $79.7   $67.6   $59.5
                                    =====================

18. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5 million for 2010 and $0.3 million for 2009, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2010, lease commitments relating to this lease were $8.8 thousand for 2011 and 2012. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

On March 31, 2009, the Company signed a Work Assignment with Dell Services ("Dell") whereby Dell, as third party administrator, will provide contract/policy administration over certain of the Company's fixed annuity and traditional life business for a period not less than ten years. Dell was formerly known as the Transaction Applications Group, Inc. ("TAG").

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

On October 31, 2007, the Company signed a third party administrator agreement with Dell and an application service provider agreement with Exl Service Holdings, Inc. ("EXL"). Commencing January 1, 2008, Dell became the third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing an EXL platform. EXL was formerly known as the Professional Data Management Again, Inc.

The Company entered into an operational servicing agreement with se2, whereby se2, as third party administrator, will provide contract/policy administration over certain of the Company's variable annuity and variable universal life business for a period of not less than ten years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS (CONTINUED)

As of December 31, 2010, the purchase commitments relating to agreements with Se2, Dell, EXL and LOGiQ(3) were as follows:

(IN MILLIONS)
   2011                  $16.7
   2012                   16.2
   2013                   15.1
   2014                   13.6
   2015                   13.2
   2016 and thereafter    10.4
                         -----
   Total                 $85.2
                         =====

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

20. RELATED PARTY TRANSACTIONS

Effective February 26, 2010, the Company entered into a shared services and expense agreement with an affiliate, Longmore Credit Services, LLC ("LCS"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged LCS approximately $0.2 million for the year ended December 31, 2010. This amount is shown in other operating expenses within the Consolidated Statements of Operations.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income of $15.7 million from this reinsurance transaction for the year ended December 31, 2010. This amount is shown in other income within the Consolidated Statements of Operations.

Effective March 5, 2009, the Company entered into a shared services and expense agreement with affiliates, Columbia and Charleston Capital Reinsurance, LLC ("Charleston"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged Columbia and Charleston approximately $1.5 million for the years ended December 31, 2010 and 2009, respectively. These amounts are shown in other operating expenses within the Consolidated Statements of Operations.

The Company has an agreement with its affiliate, Columbia, to provide continued administration for the FML and deferred fixed annuity block of business ceded to Columbia. The Company received fee income of $1.9 million, $2.0 million and $2.2 million for the year ended December 31, 2010, 2009 and 2008 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

20. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company signed a distribution and service agreement with its affiliate, Epoch Securities Inc. ("Epoch"), to serve as principal underwriter and distributor for variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.3 million for the years ended December 31, 2010 and 2009, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the years ended December 31, 2010, 2009, or 2008 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $6.1 million, $3.3 million and $3.0 million for the years ended December 31, 2010, 2009 and 2008 respectively, for these services. These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Income.

The Company has entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in expense of $7.8 million and $68.8 million, and income of $118.2 million, for 2010, 2009 and 2008, respectively, due to mark to market of the positions.

The Company has entered into several derivative transactions with its affiliate, GSCO, which resulted in expense of $9.2 million and income of $13.2 million for 2009 and 2008, respectively. There were no derivative transactions with GSCO in 2010.

The Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million for 2008. There were no transactions with GSFM in 2010 or 2009.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $3.7 million, $3.2 million, and $2.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $4.3 million, $2.6 million and $6.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.1 million, $0.5 million and $0.3 million relating to RSUs for the years ended December 31, 2010, 2009 and 2008, respectively.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net income (loss) and surplus are as follows:

                                  (UNAUDITED)
                                      2010        2009      2008
-----------------------------------------------------------------
(IN MILLIONS)
Statutory net income (loss)          $199.0     $(129.8)  $(247.1)
Statutory shareholders' surplus      $568.5     $ 561.7   $ 390.6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of VEL II Account of Commonwealth Annuity and Life Insurance
Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting VEL II Account of Commonwealth Annuity and Life Insurance Company at December 31, 2010, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 21, 2011

VEL II ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

                                                                    DELAWARE
                                                     ALLIANCE-         VIP         FIDELITY        FIDELITY
                                                   BERNSTEIN VPS  INTERNATIONAL       VIP            VIP         FIDELITY
                                                     LARGE CAP        VALUE          ASSET         EQUITY-          VIP
                                                      GROWTH      EQUITY SERIES   MANAGER(SM)        INCOME        GROWTH
                                                     PORTFOLIO      STANDARD       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                      CLASS B         CLASS      INITIAL CLASS  INITIAL CLASS  INITIAL CLASS
                                                   -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at
   fair value                                        $1,783,210    $ 7,757,285     $5,053,060    $29,316,218    $27,295,143
                                                     ----------    -----------     ----------    -----------    -----------
      Total assets                                    1,783,210      7,757,285      5,053,060     29,316,218     27,295,143
LIABILITIES:
      Net assets                                             --             --             --             --             --
                                                     ----------    -----------     ----------    -----------    -----------
                                                     $1,783,210    $ 7,757,285     $5,053,060    $29,316,218    $27,295,143
                                                     ==========    ===========     ==========    ===========    ===========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                   $  423,733    $   375,400     $  344,864    $ 2,145,217    $ 1,532,625
   Variable life policies after 10 policy years       1,359,477      7,381,885      4,708,196     27,171,001     25,762,518
                                                     ----------    -----------     ----------    -----------    -----------
                                                     $1,783,210    $ 7,757,285     $5,053,060    $29,316,218    $27,295,143
                                                     ==========    ===========     ==========    ===========    ===========
Investments in shares of the Underlying Funds,
   at cost                                           $1,446,357    $10,201,401     $4,967,642    $34,690,580    $25,719,689
Underlying Fund shares held                              65,850        731,130        347,528      1,541,336        735,916
Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy
   years:
   Units outstanding, December 31, 2010                 488,484        115,547        136,180        664,331        525,117
   Net asset value per unit, December 31, 2010       $ 0.867445    $  3.248889     $ 2.532412    $  3.229138    $  2.918635
Variable life policies after 10 policy years:
   Units outstanding, December 31, 2010                 838,656      3,369,144      2,827,637     16,275,791     15,064,488
   Net asset value per unit, December 31, 2010       $ 1.621019    $  2.191027     $ 1.665064    $  1.669412    $  1.710149

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2010

                                                                                   FT VIP      FT VIP      GOLDMAN
                                                     FIDELITY                     FRANKLIN    FRANKLIN    SACHS VIT
                                                        VIP         FIDELITY      LARGE CAP   SMALL-MID  CORE FIXED
                                                       HIGH            VIP         GROWTH    CAP GROWTH    INCOME
                                                      INCOME        OVERSEAS     SECURITIES  SECURITIES     FUND
                                                     PORTFOLIO      PORTFOLIO       FUND        FUND       SERVICE
                                                   INITIAL CLASS  INITIAL CLASS    CLASS 2     CLASS 2     SHARES
                                                   -------------  -------------  ----------  ----------  ----------
ASSETS:
Investments in shares of the Underlying Funds, at
   fair value                                       $ 8,630,148     $8,296,438    $ 680,445  $3,064,444  $8,858,020
                                                    -----------     ----------    ---------  ----------  ----------
      Total assets                                    8,630,148      8,296,438      680,445   3,064,444   8,858,020
LIABILITIES:
      Net assets                                             --             --           --          --          --
                                                    -----------     ----------    ---------  ----------  ----------
                                                    $ 8,630,148     $8,296,438    $ 680,445  $3,064,444  $8,858,020
                                                    ===========     ==========    =========  ==========  ==========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                  $   402,175     $  389,278    $ 188,404  $  693,013  $1,215,904
   Variable life policies after 10 policy years       8,227,973      7,907,160      492,041   2,371,431   7,642,116
                                                    -----------     ----------    ---------  ----------  ----------
                                                    $ 8,630,148     $8,296,438    $ 680,445  $3,064,444  $8,858,020
                                                    ===========     ==========    =========  ==========  ==========
Investments in shares of the Underlying Funds, at
   cost                                             $10,830,547     $8,813,163    $ 641,511  $2,534,935  $8,992,068
Underlying Fund shares held                           1,549,398        494,719       45,790     142,334     885,802
Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy
   years:
   Units outstanding, December 31, 2010                 186,677        162,160      194,617     548,739     570,190
   Net asset value per unit, December 31, 2010      $  2.154387     $ 2.400585    $0.968079  $ 1.262920  $ 2.132455
Variable life policies after 10 policy years:
   Units outstanding, December 31, 2010               4,372,741      3,624,233      312,504   1,132,770   5,911,253
   Net asset value per unit, December 31, 2010      $  1.881651     $ 2.181747    $1.574511  $ 2.093480  $ 1.292808

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2010

                                                     GOLDMAN      GOLDMAN      GOLDMAN       GOLDMAN      GOLDMAN
                                                    SACHS VIT    SACHS VIT    SACHS VIT     SACHS VIT    SACHS VIT
                                                     EQUITY     GOVERNMENT     GROWTH        MID CAP       MONEY
                                                      INDEX       INCOME    OPPORTUNITIES     VALUE       MARKET
                                                      FUND         FUND         FUND          FUND         FUND
                                                     SERVICE      SERVICE      SERVICE       SERVICE      SERVICE
                                                     SHARES       SHARES       SHARES        SHARES       SHARES
                                                   -----------  ----------  -------------  -----------  ----------
ASSETS:
Investments in shares of the Underlying Funds, at
   fair value                                      $22,901,374  $3,682,971   $14,836,901   $16,221,520  $6,586,299
                                                   -----------  ----------   -----------   -----------  ----------
      Total assets
                                                    22,901,374   3,682,971    14,836,901    16,221,520   6,586,299
LIABILITIES:
      Net assets                                            --          --            --            --          --
                                                   -----------  ----------   -----------   -----------  ----------
                                                   $22,901,374  $3,682,971   $14,836,901   $16,221,520  $6,586,299
                                                   ===========  ==========   ===========   ===========  ==========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                 $ 1,828,324  $  630,162   $ 1,209,229   $ 1,380,066  $  967,322
   Variable life policies after 10 policy years     21,073,050   3,052,809    13,627,672    14,841,454   5,618,977
                                                   -----------  ----------   -----------   -----------  ----------
                                                   $22,901,374  $3,682,971   $14,836,901   $16,221,520  $6,586,299
                                                   ===========  ==========   ===========   ===========  ==========
Investments in shares of the Underlying Funds, at
   cost                                            $23,512,640  $3,583,344   $15,788,329   $17,852,330  $6,586,299
Underlying Fund shares held                          2,465,164     348,766     2,207,872     1,148,833   6,586,299
Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy
   years:
   Units outstanding, December 31, 2010                576,427     304,306       249,449       291,276     615,785
   Net asset value per unit, December 31, 2010     $  3.171822  $ 2.070815   $  4.847601   $  4.738008  $ 1.570877
Variable life policies after 10 policy years:
   Units outstanding, December 31, 2010             12,664,070   2,371,250     4,930,096     6,472,406   5,036,844
   Net asset value per unit, December 31, 2010     $  1.664003  $ 1.287426   $  2.764180   $  2.293035  $ 1.115575

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2010

                                                     GOLDMAN       GOLDMAN       GOLDMAN
                                                    SACHS VIT     SACHS VIT     SACHS VIT   INVESCO V.I.    JANUS
                                                    STRATEGIC     STRATEGIC    STRUCTURED      GLOBAL       ASPEN
                                                     GROWTH     INTERNATIONAL  U.S. EQUITY     HEALTH       JANUS
                                                      FUND       EQUITY FUND      FUND       CARE FUND    PORTFOLIO
                                                     SERVICE       SERVICE       SERVICE      SERIES I     SERVICE
                                                    SHARES (a)      SHARES        SHARES     SHARES (a)     SHARES
                                                   -----------  -------------  -----------  ------------  ---------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                   $26,444,552   $10,843,837   $13,589,330    $ 458,854   $ 971,360
                                                   -----------   -----------   -----------    ---------   ---------
      Total assets                                  26,444,552    10,843,837    13,589,330      458,854     971,360
LIABILITIES:
      Net assets                                            --            --            --           --          --
                                                   -----------   -----------   -----------    ---------   ---------
                                                   $26,444,552   $10,843,837   $13,589,330    $ 458,854   $ 971,360
                                                   ===========   ===========   ===========    =========   =========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                 $ 1,528,417   $   954,812   $   847,625    $ 183,478   $ 283,181
   Variable life policies after 10 policy years     24,916,135     9,889,025    12,741,705      275,376     688,179
                                                   -----------   -----------   -----------    ---------   ---------
                                                   $26,444,552   $10,843,837   $13,589,330    $ 458,854   $ 971,360
                                                   ===========   ===========   ===========    =========   =========
Investments in shares of the Underlying Funds, at
   cost                                            $22,653,029   $13,093,112   $18,269,434    $ 441,013   $ 747,771
Underlying Fund shares held.                         2,203,713     1,228,068     1,284,436       27,460      40,423
Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy
   years:
   Units outstanding, December 31, 2010                641,600       513,959       361,879      152,209     309,814
   Net asset value per unit, December 31, 2010     $  2.382196   $  1.857758   $  2.342288    $1.205437   $0.914034
Variable life policies after 10 policy years:
   Units outstanding, December 31, 2010             14,778,367     5,798,488     8,768,443      162,605     393,991
   Net asset value per unit, December 31, 2010     $  1.685987   $  1.705449   $  1.453132    $1.693521   $1.746687

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2010

                                                      T. ROWE
                                                       PRICE
                                                   INTERNATIONAL
                                                       STOCK
                                                     PORTFOLIO
                                                   -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                     $5,902,872
                                                     ----------
      Total assets                                    5,902,872
LIABILITIES:
      Net assets                                             --
                                                     ----------
                                                     $5,902,872
                                                     ==========
Net asset distribution by category:
   Variable life policies during the first 10
      policy years                                   $  667,154
   Variable life policies after 10 policy years       5,235,718
                                                     ----------
                                                     $5,902,872
                                                     ==========
Investments in shares of the Underlying Funds, at
   cost                                              $5,686,844
Underlying Fund shares held                             425,279
Units outstanding and net asset value per unit:
Variable life policies during the first 10 policy
   years:
      Units outstanding, December 31, 2010              360,429
      Net asset value per unit, December 31, 2010    $ 1.851001
Variable life policies after 10 policy years:
      Units outstanding, December 31, 2010            2,449,331
      Net asset value per unit, December 31, 2010    $ 2.137611

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                       DELAWARE
                                                       ALLIANCE-         VIP          FIDELITY       FIDELITY
                                                     BERNSTEIN VPS  INTERNATIONAL       VIP            VIP          FIDELITY
                                                       LARGE CAP        VALUE          ASSET         EQUITY-          VIP
                                                        GROWTH      EQUITY SERIES   MANAGER(SM)       INCOME         GROWTH
                                                       PORTFOLIO       STANDARD      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                        CLASS B         CLASS      INITIAL CLASS  INITIAL CLASS  INITIAL CLASS
                                                     -------------  -------------  -------------  -------------  --------------
INVESTMENT INCOME:
   Dividends                                            $  4,647      $ 280,824      $ 81,698      $   501,388     $   67,604
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                         3,061          3,831         3,667           18,712         16,901
   Administrative expense fees                               706            885           847            4,318          3,900
                                                        --------      ---------      --------      -----------     ----------
      Total expenses                                       3,767          4,716         4,514           23,030         20,801
                                                        --------      ---------      --------      -----------     ----------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                         8,136         44,673        27,922          164,088        147,220
                                                        --------      ---------      --------      -----------     ----------
      Total expenses                                       8,136         44,673        27,922          164,088        147,220
                                                        --------      ---------      --------      -----------     ----------
      Total expenses                                      11,903         49,389        32,436          187,118        168,021
                                                        --------      ---------      --------      -----------     ----------
      Net investment income (loss)                        (7,256)       231,435        49,262          314,270       (100,417)
                                                        --------      ---------      --------      -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                                --             --        24,620               --         83,365
   Net realized gain (loss) from sales of
      investments                                         29,927       (450,687)      (66,933)      (1,214,177)      (360,956)
                                                        --------      ---------      --------      -----------     ----------
      Net realized gain (loss)                            29,927       (450,687)      (42,313)      (1,214,177)      (277,591)
   Change in unrealized gain (loss)                      123,509        938,505       599,636        4,686,564      5,766,043
                                                        --------      ---------      --------      -----------     ----------
      Net realized and unrealized gain (loss)            153,436        487,818       557,323        3,472,387      5,488,452
                                                        --------      ---------      --------      -----------     ----------
                                                        $146,180      $ 719,253      $606,585      $ 3,786,657     $5,388,035
                                                        ========      =========      ========      ===========     ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                     FT VIP      FT VIP     GOLDMAN
                                                       FIDELITY                     FRANKLIN    FRANKLIN   SACHS VIT
                                                          VIP          FIDELITY    LARGE CAP   SMALL-MID   CORE FIXED
                                                         HIGH            VIP         GROWTH    CAP GROWTH    INCOME
                                                        INCOME         OVERSEAS    SECURITIES  SECURITIES     FUND
                                                       PORTFOLIO      PORTFOLIO       FUND        FUND      SERVICE
                                                     INITIAL CLASS  INITIAL CLASS   CLASS 2     CLASS 2      SHARES
                                                     -------------  -------------  ----------  ----------  ----------
INVESTMENT INCOME:
   Dividends                                           $ 642,786     $  107,628     $ 5,221     $     --    $274,544
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                         4,171          4,495       1,416        4,847      10,035
   Administrative expense fees                               962          1,038         326        1,118       2,315
                                                      ----------     ----------     -------     --------    --------
      Total expenses                                       5,133          5,533       1,742        5,965      12,350
                                                      ----------     ----------     -------     --------    --------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                        50,554         47,143       2,711       13,162      49,065
                                                      ----------     ----------     -------     --------    --------
      Total expenses                                      50,554         47,143       2,711       13,162      49,065
                                                      ----------     ----------     -------     --------    --------
      Total expenses                                      55,687         52,676       4,453       19,127      61,415
                                                      ----------     ----------     -------     --------    --------
      Net investment income (loss)                       587,099         54,952         768      (19,127)    213,129
                                                      ----------     ----------     -------     --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                                --         14,677          --           --          --
   Net realized gain (loss) from sales of
      investments                                       (361,695)      (278,636)     (4,564)       7,778     (23,707)
                                                      ----------     ----------     -------     --------    --------
      Net realized gain (loss)                          (361,695)      (263,959)     (4,564)       7,778     (23,707)
   Change in unrealized gain (loss)                      801,782      1,106,997      68,345      680,746     381,121
                                                      ----------     ----------     -------     --------    --------
      Net realized and unrealized gain (loss)            440,087        843,038      63,781      688,524     357,414
                                                      ----------     ----------     -------     --------    --------
      Net increase (decrease) in net assets from
         operations                                   $1,027,186     $  897,990     $64,549     $669,397    $570,543
                                                      ==========     ==========     =======     ========    ========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       GOLDMAN    GOLDMAN       GOLDMAN       GOLDMAN    GOLDMAN
                                                      SACHS VIT  SACHS VIT     SACHS VIT     SACHS VIT  SACHS VIT
                                                        EQUITY   GOVERNMENT      GROWTH       MID CAP     MONEY
                                                        INDEX      INCOME    OPPORTUNITIES     VALUE     MARKET
                                                         FUND       FUND          FUND          FUND      FUND
                                                       SERVICE     SERVICE      SERVICE       SERVICE    SERVICE
                                                        SHARES     SHARES        SHARES        SHARES    SHARES
                                                     ----------  ----------  -------------  ----------  ---------
INVESTMENT INCOME:
   Dividends                                         $  353,005   $ 66,840    $       --    $   66,011  $    575
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                       21,027      5,604        12,785        12,374    10,866
   Administrative expense fees                            4,853      1,294         2,951         2,855     2,508
                                                     ----------   --------    ----------    ----------  --------
      Total expenses                                     25,880      6,898        15,736        15,229    13,374
                                                     ----------   --------    ----------    ----------  --------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                      121,345     19,554        78,846        85,815    34,854
                                                     ----------   --------    ----------    ----------  --------
      Total expenses                                    121,345     19,554        78,846        85,815    34,854
                                                     ----------   --------    ----------    ----------  --------
      Total expenses                                    147,225     26,452        94,582       101,044    48,228
                                                     ----------   --------    ----------    ----------  --------
      Net investment income (loss)                      205,780     40,388       (94,582)      (35,033)  (47,653)
                                                     ----------   --------    ----------    ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                               --     26,686            --            --        --
   Net realized gain (loss) from sales of
      investments                                      (385,583)    34,883      (494,633)     (583,351)       --
                                                     ----------   --------    ----------    ----------  --------
      Net realized gain (loss)                         (385,583)    61,569      (494,633)     (583,351)       --
   Change in unrealized gain (loss)                   3,104,244     72,267     3,011,820     3,909,891        --
                                                     ----------   --------    ----------    ----------  --------
      Net realized and unrealized gain (loss)         2,718,661    133,836     2,517,187     3,326,540        --
                                                     ----------   --------    ----------    ----------  --------
      Net increase (decrease) in net assets from
         operations                                  $2,924,441   $174,224    $2,422,605    $3,291,507  $(47,653)
                                                     ==========   ========    ==========    ==========  ========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       GOLDMAN      GOLDMAN       GOLDMAN
                                                      SACHS VIT    SACHS VIT     SACHS VIT   INVESCO V.I.    JANUS
                                                      STRATEGIC    STRATEGIC     STRUCTURED     GLOBAL       ASPEN
                                                       GROWTH    INTERNATIONAL  U.S. EQUITY     HEALTH       JANUS
                                                        FUND      EQUITY FUND       FUND      CARE FUND    PORTFOLIO
                                                       SERVICE      SERVICE       SERVICE      SERIES I     SERVICE
                                                     SHARES (a)      SHARES        SHARES     SHARES (a)     SHARES
                                                     ----------  -------------  -----------  ------------  ---------
INVESTMENT INCOME:
   Dividends                                         $   48,536   $  131,554    $  163,268     $    --     $  3,449
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                       19,673       10,113         9,108       1,385        2,104
   Administrative expense fees                            4,540        2,334         2,102         319          485
                                                     ----------   ----------    ----------     -------     --------
      Total expenses                                     24,213       12,447        11,210       1,704        2,589
                                                     ----------   ----------    ----------     -------     --------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                      147,854       57,940        76,354       1,592        4,083
                                                     ----------   ----------    ----------     -------     --------
      Total expenses                                    147,854       57,940        76,354       1,592        4,083
                                                     ----------   ----------    ----------     -------     --------
      Total expenses                                    172,067       70,387        87,564       3,296        6,672
                                                     ----------   ----------    ----------     -------     --------
      Net investment income (loss)                     (123,531)      61,167        75,704      (3,296)      (3,223)
                                                     ----------   ----------    ----------     -------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                               --           --            --          --           --
   Net realized gain (loss) from sales of
      investments                                       216,734     (495,223)     (894,126)       (306)      25,179
                                                     ----------   ----------    ----------     -------     --------
      Net realized gain (loss)                          216,734     (495,223)     (894,126)       (306)      25,179
   Change in unrealized gain (loss)                   2,258,491    1,351,918     2,290,920      23,747       96,096
                                                     ----------   ----------    ----------     -------     --------
      Net realized and unrealized gain (loss)         2,475,225      856,695     1,396,794      23,441      121,275
                                                     ----------   ----------    ----------     -------     --------
      Net increase (decrease) in net assets from
         operations                                  $2,351,694   $  917,862    $1,472,498     $20,145     $118,052
                                                     ==========   ==========    ==========     =======     ========


(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                        T. ROWE
                                                         PRICE
                                                     INTERNATIONAL
                                                         STOCK
                                                       PORTFOLIO
                                                     -------------
INVESTMENT INCOME:
   Dividends                                          $ 50,626
EXPENSES:
Variable life policies during the first 10 policy
   years:
   Mortality and expense risk fees                       5,559
   Administrative expense fees                           1,283
                                                      --------
      Total expenses                                     6,842
                                                      --------
Variable life policies after 10 policy years:
   Mortality and expense risk fees                      30,365
                                                      --------
      Total expenses                                    30,365
                                                      --------
      Total expenses                                    37,207
                                                      --------
      Net investment income (loss)                      13,419
                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio
      sponsors                                          16,875
   Net realized gain (loss) from sales of
      investments                                      (64,580)
                                                      --------
      Net realized gain (loss)                         (47,705)
   Change in unrealized gain (loss)                    758,631
                                                      --------
      Net realized and unrealized gain (loss)          710,926
                                                      --------
      Net increase (decrease) in net assets from
         operations                                   $724,345
                                                      ========


(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                               FIDELITY
                                                                                       DELAWARE                VIPASSET
                                                        ALLIANCEBERNSTEIN VPS     VIP INTERNATIONAL          MANAGER(SM)
                                                           LARGE CAP GROWTH      VALUE EQUITY SERIES          PORTFOLIO
                                                          PORTFOLIO CLASS B         STANDARD CLASS          INITIAL CLASS
                                                       ----------------------  ----------------------  ----------------------
                                                          2010        2009        2010        2009        2010        2009
                                                       ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                     $   (7,256) $  (11,416) $  231,435  $  167,108  $   49,262  $   75,671
      Net realized gain (loss)                             29,927     (23,251)   (450,687)   (754,879)    (42,313)   (172,801)
      Change in unrealized gain (loss)                    123,509     548,366     938,505   2,635,314     599,636   1,172,892
                                                       ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease) in net assets from
         operations                                       146,180     513,699     719,253   2,047,543     606,585   1,075,762
                                                       ----------  ----------  ----------  ----------  ----------  ----------
   FROM POLICY TRANSACTIONS:
      Net premiums                                        112,425     123,588     443,970     497,556     323,180     359,363
      Terminations                                       (162,361)   (115,657)   (572,302)   (477,147)   (305,791)   (292,628)
      Insurance and other charges                        (122,641)   (135,221)   (564,841)   (604,260)   (460,263)   (490,675)
      Transfers between sub-accounts (including fixed
         account), net                                    (53,649)    (52,304)    (87,064)   (170,946)      9,320     321,674
      Other transfers from (to) the General Account            64          75         232       1,631        (128)       (703)
                                                       ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease) in net assets from
         policy transactions                             (226,162)   (179,519)   (780,005)   (753,166)   (433,682)   (102,969)
                                                       ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease) in net assets               (79,982)    334,180     (60,752)  1,294,377     172,903     972,793
NET ASSETS:
   Beginning of year                                    1,863,192   1,529,012   7,818,037   6,523,660   4,880,157   3,907,364
                                                       ----------  ----------  ----------  ----------  ----------  ----------
   End of year                                         $1,783,210  $1,863,192  $7,757,285  $7,818,037  $5,053,060  $4,880,157
                                                       ==========  ==========  ==========  ==========  ==========  ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                               FIDELITY                   FIDELITY                FIDELITY
                                                             VIP EQUITY-                 VIP GROWTH               VIP HIGH
                                                           INCOME PORTFOLIO              PORTFOLIO            INCOME PORTFOLIO
                                                            INITIAL CLASS              INITIAL CLASS           INITIAL CLASS
                                                       ------------------------  ------------------------  ----------------------
                                                           2010         2009         2010         2009        2010        2009
                                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                     $   314,270  $   408,218  $  (100,417) $   (54,715) $  587,099  $   560,100
      Net realized gain (loss)                          (1,214,177)  (2,667,233)    (277,591)  (1,291,470)   (361,695)    (833,352)
      Change in unrealized gain (loss)                   4,686,564    9,090,902    5,766,043    6,999,412     801,782    3,004,918
                                                       -----------  -----------  -----------  -----------  ----------  -----------
      Net increase (decrease) in net assets from
         operations                                      3,786,657    6,831,887    5,388,035    5,653,227   1,027,186    2,731,666
                                                       -----------  -----------  -----------  -----------  ----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                                       1,852,837    2,114,390    2,034,906    2,331,403     574,740      634,901
      Terminations                                      (2,206,703)  (2,082,524)  (2,390,550)  (1,628,289)   (666,471)    (684,889)
      Insurance and other charges                       (2,394,669)  (2,576,926)  (2,332,746)  (2,466,683)   (807,937)    (863,300)
      Transfers between sub-accounts (including fixed
         account), net                                    (794,616)  (1,139,110)    (912,493)    (967,378)    (13,760)    (180,792)
      Other transfers from (to) the General Account            787          909        1,000       (1,126)       (152)         952
                                                       -----------  -----------  -----------  -----------  ----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                            (3,542,364)  (3,683,261)  (3,599,883)  (2,732,073)   (913,580)  (1,093,128)
                                                       -----------  -----------  -----------  -----------  ----------  -----------
      Net increase (decrease) in net assets                244,293    3,148,626    1,788,152    2,921,154     113,606    1,638,538
NET ASSETS:
   Beginning of year                                    29,071,925   25,923,299   25,506,991   22,585,837   8,516,542    6,878,004
                                                       -----------  -----------  -----------  -----------  ----------  -----------
   End of year                                         $29,316,218  $29,071,925  $27,295,143  $25,506,991  $8,630,148  $ 8,516,542
                                                       ===========  ===========  ===========  ===========  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        FT VIP FRANKLIN
                                                               FIDELITY          FT VIP FRANKLIN           SMALL-MID
                                                             VIP OVERSEAS        LARGE CAP GROWTH          CAP GROWTH
                                                              PORTFOLIO             SECURITIES             SECURITIES
                                                            INITIAL CLASS          FUND CLASS 2           FUND CLASS 2
                                                       -----------  ----------  --------  --------  ----------  ----------
                                                           2010        2009       2010      2009       2010        2009
                                                       -----------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                     $    54,952  $  112,173  $    768  $  4,515  $  (19,127) $  (17,172)
      Net realized gain (loss)                            (263,959)   (423,001)   (4,564)  (45,580)      7,778    (168,816)
      Change in unrealized gain (loss)                   1,106,997   2,127,813    68,345   199,357     680,746   1,062,015
                                                       -----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease) in net assets from
         operations                                        897,990   1,816,985    64,549   158,292     669,397     876,027
                                                       -----------  ----------  --------  --------  ----------  ----------
   FROM POLICY TRANSACTIONS:
      Net premiums                                         524,952     593,863    51,273    55,405     185,147     207,839
      Terminations                                        (677,976)   (582,662)  (82,133)  (67,447)   (231,000)   (222,245)
      Insurance and other charges                         (603,480)   (668,040)  (51,634)  (56,762)   (210,995)   (221,092)
      Transfers between sub-accounts (including fixed
         account), net                                    (461,782)   (148,190)   24,589   (52,558)    (91,253)   (202,339)
      Other transfers from (to) the General Account           (476)        200        35        21         260       1,535
                                                       -----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease) in net assets from
         policy transactions                            (1,218,762)   (804,829)  (57,870) (121,341)   (347,841)   (436,302)
                                                       -----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease) in net assets               (320,772)  1,012,156     6,679    36,951     321,556     439,725
NET ASSETS:
   Beginning of year                                     8,617,210   7,605,054   673,766   636,815   2,742,888   2,303,163
                                                       -----------  ----------  --------  --------  ----------  ----------
   End of year                                         $ 8,296,438  $8,617,210  $680,445  $673,766  $3,064,444  $2,742,888
                                                       ===========  ==========  ========  ========  ==========  ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                          GOLDMAN SACHS VIT        GOLDMAN SACHS VIT        GOLDMAN SACHS VIT
                                                             CORE FIXED                 EQUITY                 GOVERNMENT
                                                             INCOME FUND              INDEX FUND               INCOME FUND
                                                           SERVICE SHARES           SERVICE SHARES           SERVICE SHARES
                                                       ----------------------  ------------------------  ----------------------
                                                          2010        2009         2010         2009        2010        2009
                                                       ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                     $  213,129  $  362,903  $   205,780  $   266,961  $   40,388  $  115,963
      Net realized gain (loss)                            (23,707)   (179,181)    (385,583)  (1,309,783)     61,569      54,717
      Change in unrealized gain (loss)                    381,121     941,050    3,104,244    5,729,344      72,267      57,438
                                                       ----------  ----------  -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets from
         operations                                       570,543   1,124,772    2,924,441    4,686,522     174,224     228,118
                                                       ----------  ----------  -----------  -----------  ----------  ----------
   FROM POLICY TRANSACTIONS:
      Net premiums                                        632,408     696,812    1,830,318    2,042,790     309,838     324,930
      Terminations                                       (807,307)   (635,837)  (1,808,055)  (1,691,888)   (511,914)   (288,963)
      Insurance and other charges                        (822,403)   (916,306)  (2,238,116)  (2,439,643)   (457,080)   (535,667)
      Transfers between sub-accounts (including fixed
         account), net                                    220,029     (35,847)    (316,222)    (764,209)     47,024      40,021
      Other transfers from (to) the General Account            45         211          626       (1,063)        (31)         55
                                                       ----------  ----------  -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets from
         policy transactions                             (777,228)   (890,967)  (2,531,449)  (2,854,013)   (612,163)   (459,624)
                                                       ----------  ----------  -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets              (206,685)    233,805      392,992    1,832,509    (437,939)   (231,506)
NET ASSETS:
   Beginning of year                                    9,064,705   8,830,900   22,508,382   20,675,873   4,120,910   4,352,416
                                                       ----------  ----------  -----------  -----------  ----------  ----------
   End of year                                         $8,858,020  $9,064,705  $22,901,374  $22,508,382  $3,682,971  $4,120,910
                                                       ==========  ==========  ===========  ===========  ==========  ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                           GOLDMAN SACHS VIT         GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                GROWTH                    MID CAP                MONEY MARKET
                                                          OPPORTUNITIES FUND             VALUE FUND                  FUND
                                                            SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                                                       ------------------------  ------------------------  ------------------------
                                                           2010         2009         2010         2009         2010        2009
                                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                     $   (94,582) $   (82,592)   $ (35,033) $   113,692  $   (47,653) $   (43,384)
      Net realized gain (loss)                            (494,633)  (1,426,688)    (583,351)  (1,392,551)          --           --
      Change in unrealized gain (loss)                   3,011,820    7,055,943    3,909,891    5,064,993           --           --
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets from
         operations                                      2,422,605    5,546,663    3,291,507    3,786,134      (47,653)     (43,384)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                                         735,478      816,688      793,161      905,861    1,015,475    1,132,983
      Terminations                                      (1,146,775)  (1,072,864)  (1,254,880)  (1,068,145)  (1,035,485)  (1,034,187)
      Insurance and other charges                       (1,051,586)  (1,067,184)  (1,150,329)  (1,197,213)    (998,412)  (1,154,340)
      Transfers between sub-accounts (including fixed
         account), net                                    (459,889)    (538,133)    (431,412)    (543,625)     154,073      484,581
      Other transfers from (to) the General Account            (19)      (1,772)       1,871          353           31          268
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                            (1,922,791)  (1,863,265)  (2,041,589)  (1,902,769)    (864,318)    (570,695)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets                499,814    3,683,398    1,249,918    1,883,365     (911,971)    (614,079)
NET ASSETS:
   Beginning of year                                    14,337,087   10,653,689   14,971,602   13,088,237    7,498,270    8,112,349
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   End of year                                         $14,836,901  $14,337,087  $16,221,520  $14,971,602  $ 6,586,299  $ 7,498,270
                                                       ===========  ===========  ===========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     GOLDMAN SACHS VIT
                                                           GOLDMAN SACHS VIT             STRATEGIC             GOLDMAN SACHS VIT
                                                               STRATEGIC               INTERNATIONAL               STRUCTURED
                                                              GROWTH FUND               EQUITY FUND            U.S. EQUITY FUND
                                                          SERVICE SHARES (a)          SERVICE SHARES            SERVICE SHARES
                                                       ------------------------  ------------------------  ------------------------
                                                           2010         2009         2010         2009         2010        2009
                                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                     $  (123,531) $  (114,120) $    61,167  $    92,632  $    75,704  $   145,201
      Net realized gain (loss)                             216,734     (661,677)    (495,223)    (896,250)    (894,126)  (1,621,709)
      Change in unrealized gain (loss)                   2,258,491    9,976,419    1,351,918    3,302,548    2,290,920    3,803,119
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets from
         operations                                      2,351,694    9,200,622      917,862    2,498,930    1,472,498    2,326,611
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                                       2,089,467    2,434,775      754,535      874,281    1,150,356    1,349,873
      Terminations                                      (2,252,105)  (2,091,174)    (878,427)    (784,373)  (1,196,633)  (1,064,960)
      Insurance and other charges                       (2,418,718)  (2,663,682)    (848,683)    (962,028)  (1,330,917)  (1,483,233)
      Transfers between sub-accounts (including
         fixed account), net                              (577,005)  (1,257,924)    (206,000)    (428,264)    (244,390)    (499,720)
      Other transfers from (to) the General Account           (122)       1,336         (444)      (1,801)         122        2,066
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets from
         policy transactions                            (3,158,483)  (3,576,669)  (1,179,019)  (1,302,185)  (1,621,462)  (1,695,974)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in net assets               (806,789)   5,623,953     (261,157)   1,196,745     (148,964)     630,637
NET ASSETS:
   Beginning of year                                    27,251,341   21,627,388   11,104,994    9,908,249   13,738,294   13,107,657
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   End of year                                         $26,444,552  $27,251,341  $10,843,837  $11,104,994  $13,589,330  $13,738,294
                                                       ===========  ===========  ===========  ===========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       INVESCO V.I. GLOBAL          JANUS              T. ROWE PRICE
                                                        HEALTH CARE FUND         ASPEN JANUS           INTERNATIONAL
                                                            SERIES I              PORTFOLIO                STOCK
                                                           SHARES (a)          SERVICE SHARES            PORTFOLIO
                                                       -------------------  --------------------  ----------------------
                                                         2010       2009       2010       2009       2010        2009
                                                       --------   --------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                     $ (3,296)  $ (1,621) $  (3,223) $  (2,930) $   13,419  $   93,668
      Net realized gain (loss)                             (306)   (18,506)    25,179    (26,165)    (47,705)   (318,222)
      Change in unrealized gain (loss)                   23,747    123,082     96,096    302,435     758,631   2,234,859
                                                       --------   --------  ---------  ---------  ----------  ----------
      Net increase (decrease) in net assets from
         operations                                      20,145    102,955    118,052    273,340     724,345   2,010,305
                                                       --------   --------  ---------  ---------  ----------  ----------
   FROM POLICY TRANSACTIONS:
      Net premiums                                       33,937     35,473     59,080     65,849     317,156     346,614
      Terminations                                      (22,182)   (16,382)   (84,207)   (92,167)   (438,341)   (321,595)
      Insurance and other charges                       (31,085)   (34,054)   (75,983)   (83,027)   (401,205)   (411,658)
      Transfers between sub-accounts (including
         fixed account), net                             (6,904)   (23,013)   (39,509)  (105,658)     54,568    (227,483)
      Other transfers from (to) the General Account          (9)      (150)        11       (180)       (101)      1,714
                                                       --------   --------  ---------  ---------  ----------  ----------
      Net increase (decrease) in net assets from
         policy transactions                            (26,243)   (38,126)  (140,608)  (215,183)   (467,923)   (612,408)
                                                       --------   --------  ---------  ---------  ----------  ----------
      Net increase (decrease) in net assets              (6,098)    64,829    (22,556)    58,157     256,422   1,397,897
NET ASSETS:
   Beginning of year                                    464,952    400,123    993,916    935,759   5,646,450   4,248,553
                                                       --------   --------  ---------  ---------  ----------  ----------
   End of year                                         $458,854   $464,952  $ 971,360  $ 993,916  $5,902,872  $5,646,450
                                                       ========   ========  =========  =========  ==========  ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VEL II (the "Separate Account"), is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on June 10, 1993 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account.

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC. Twenty-one Sub-Accounts are currently offered by the Separate Account, all of which had Policy Owner activity during the year.

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Invesco Variable Insurance Funds
Janus Aspen Series
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Funds were renamed as indicated:

DATE             OLD NAMES                                              NEW NAMES
----             ---------                                              ---------
April 30, 2010   AIM V.I Global Health Care Fund Series I Shares        Invesco V.I Global Health Care Fund Series I Shares
April 30, 2010   Goldman Sachs VIT Capital Growth Fund Service Shares   Goldman Sachs VIT Strategic Growth Fund Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     In July 2009, the Financial Accounting Standards Board ("FASB") launched the FASB Accounting Standards Codification ("ASC") as the single source of Generally Accepted Accounting Principles ("GAAP"). While the ASC did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The ASC was effective for the Separate Account for the third quarter of 2009 and did not have an effect on the Separate Account's financial condition, results of operations, and changes in net assets.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

VEL II ACCOUNT

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     SUBSEQUENT EVENTS - In May 2009, Commonwealth Annuity adopted provisions of FASB ASC Topic 855, "Subsequent Events", which provides guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but require disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     STATEMENTS OF CHANGES IN NET ASSETS - Policy Owners may allocate their Policy Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed interest rate. Net Premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy Owners and beneficiaries made under the terms of the Policies and amounts that Policy Owners have requested to be withdrawn and paid to them. Transfers between Sub-Accounts (including the Fixed Account), net, are amounts that Policy Owners have directed to be moved among funds, including permitted transfers from and to the Fixed Account. Other transfers from (to) the General Account include policy loan activity and death claims.

VEL II ACCOUNT

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2010.

     Under the provisions of Section 817(h) of the IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     On the Date of Issue and each Monthly Payment Date, the Company makes a Monthly Deduction from Policy Value comprised of the following charges: a charge for the cost of insurance protection under the Policies; a charge for any optional insurance benefits added by rider, and a monthly administrative charge as compensation for expenses incurred in administration of the Policies, first year underwriting, and other start up expenses associated with the Policies. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also includes a $40 administrative charge for the increase.

     The Policy Owner may allocate the Monthly Deduction to one Sub-Account. In the absence of allocation instructions, or if the Sub-Account chosen does not have sufficient funds to cover the Monthly Deduction, Commonwealth Annuity makes a pro-rata allocation among the Sub-Accounts in the Policy. No Monthly Deductions are made after the Final Premium Payment date.

     Commonwealth Annuity assesses each Sub-Account with a Mortality and Expense Risk Charge and a Separate Account Administrative Charge. The Mortality and Expense Risk Charge compensates Commonwealth Annuity for assuming mortality and expense risks for variable interests in the Policies. The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, Commonwealth Annuity absorbs the losses. If the charge is higher than mortality and expense risk expenses, the difference is a profit to the Company. This charge may be increased or decreased, subject to state and federal law; but, it may not exceed the maximum limitations.

     The Separate Account Administrative Charge is assessed during the first 10 policy years to help defray administrative expenses incurred in the administration of the Separate Account and the Sub-Accounts. This charge is currently 0.15%, which may increase or decrease, but it may not exceed 0.25%.

VEL II ACCOUNT

     Details about the Monthly Deduction and charges to the Sub-Accounts appear in the table below.

                                                        CURRENT         MAXIMUM        SEPARATE ACCOUNT
                                                     MORTALITY AND  ALLOWED MORTALITY   ADMINISTRATIVE
    COST OF        MONTHLY CHARGES     MONTHLY       EXPENSE RISK      AND EXPENSE          CHARGE
   INSURANCE        FOR OPTIONAL    ADMINISTRATIVE  CHARGE (ANNUAL    RISK CHARGE        (ANNUAL RATE)
   CHARGE (a)       BENEFITS (a)      CHARGE (a)       RATE) (b)    (ANNUAL RATE)(b)        (b)(c)
Varies by Policy  Varies by Policy        $5             0.65%           0.90%             0 - 0.25%

(a)  Charged to Policy Value.

(b)  Charged to Daily Net assets in each Sub-Account.

(c) Separate Account Administrative Charge cannot exceed 0.25% for the first 10 Policy years with no charge imposed after the 10th year.

     A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the Face Amount if less than a certain number of years have lapsed from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

     Some states and municipalities impose premium taxes, which currently range up to 5%, on variable life policies.

     The disclosures above include charges currently assessed to the Policy Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Policy terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     On January 22, 2008, Epoch Securities, Inc. ("Epoch"), a wholly-owned subsidiary of Goldman Sachs, became the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2010 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.24% to 1.03% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.16% to 0.26% of the Fund's average daily net assets.

VEL II ACCOUNT

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2010 were as follows:

INVESTMENT PORTFOLIOS                                                  PURCHASES     SALES
--------------------------------------------------------------------   ---------   ----------
AllianceBernstein VPS Large Cap Growth Portfolio Class B                $ 65,405   $  298,822
Delaware VIP International Value Equity Series Standard Class            468,277    1,016,848
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                   673,658    1,033,457
Fidelity VIP Equity-Income Portfolio Initial Class                       748,949    3,977,043
Fidelity VIP Growth Portfolio Initial Class                              312,457    3,929,392
Fidelity VIP High Income Portfolio Initial Class                         933,713    1,260,193
Fidelity VIP Overseas Portfolio Initial Class                            243,815    1,392,947
FT VIP Franklin Large Cap Growth Securities Fund Class 2                  77,923      135,024
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2             136,409      503,377
Goldman Sachs VIT Core Fixed Income Fund Service Shares                  832,987    1,397,086
Goldman Sachs VIT Equity Index Fund Service Shares                       725,718    3,051,387
Goldman Sachs VIT Government Income Fund Service Shares                  604,062    1,149,151
Goldman Sachs VIT Growth Opportunities Fund Service Shares               372,760    2,390,133
Goldman Sachs VIT Mid Cap Value Fund Service Shares                      205,134    2,281,756
Goldman Sachs VIT Money Market Fund Service Shares                       852,843    1,764,814
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)               355,022    3,637,037
Goldman Sachs VIT Strategic International Equity Fund Service Shares     373,746    1,491,598
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares             349,188    1,894,946
Invesco V.I. Global Health Care Fund Series I Shares (a)                  22,523       52,061
Janus Aspen Janus Portfolio Service Shares                                26,790      170,621
T. Rowe Price International Stock Portfolio                              416,033      853,662

(a)  Name changed. See Note 1

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total returns for the Separate Account is as follows:

                                              AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   -----------------------------------  ----------------------------------------------------
                                             UNIT       UNIT            INVESTMENT  EXPENSE  EXPENSE    TOTAL       TOTAL
                                             VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN     RETURN
                                    UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                   (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                   ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2010                                1,327  0.867445  1.621019    1,783     0.27       0.65     0.80       8.95        9.12
2009                                1,599  0.796173  1.485574    1,863      N/A       0.65     0.80      36.01       36.21
2008                                1,919  0.585381  1.090612    1,529      N/A       0.65     0.80     -40.30      -40.21
2007                                2,575  0.980574  1.824129    3,134      N/A       0.65     0.80      12.70       12.88
2006                                2,910  0.870041  1.616060    3,091      N/A       0.65     0.80      -1.44       -1.29
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
2010                                3,485  3.248889  2.191027    7,757     3.78       0.65     0.80      10.04       10.20
2009                                3,803  2.952569  1.988192    7,818     3.12       0.65     0.80      33.65       33.85
2008                                4,161  2.209174  1.485366    6,524     2.37       0.65     0.80     -42.88      -42.80
2007                                4,469  3.867822  2.596643   13,152     2.10       0.65     0.80       4.39        4.55
2006                                4,832  3.705050  2.483607   13,851     2.85       0.65     0.80      22.60       22.78
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
2010                                2,964  2.532412  1.665064    5,053     1.69       0.65     0.80      13.35       13.52
2009                                3,158  2.234131  1.466736    4,880     2.46       0.65     0.80      28.08       28.27
2008                                3,116  1.744328  1.143450    3,907     2.70       0.65     0.80     -29.29      -29.18
2007                                3,118  2.466871  1.614639    5,966     6.00       0.65     0.80      14.58       14.75
2006                                3,343  2.152963  1.407057    5,740     2.74       0.65     0.80       6.46        6.62
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2010                               16,940  3.229138  1.669412   29,316     1.79       0.65     0.80      14.23       14.40
2009                               18,755  2.826921  1.459258   29,072     2.25       0.65     0.80      29.17       29.36
2008                               20,945  2.188603  1.128054   25,923     2.44       0.65     0.80     -43.11      -43.03
2007                               21,390  3.847300  1.979995   51,156     1.74       0.65     0.80       0.72        0.87
2006                               23,153  3.819868  1.962907   56,096     3.32       0.65     0.80      19.23       19.41
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2010                               15,590  2.918635  1.710149   27,295     0.27       0.65     0.80      23.18       23.37
2009                               17,300  2.369420  1.386249   25,507     0.44       0.65     0.80      27.26       27.45
2008                               18,816  1.861875  1.087656   22,586     0.80       0.65     0.80     -47.59      -47.51
2007                               19,692  3.552550  2.072169   48,033     0.82       0.65     0.80      25.95       26.14
2006                               21,728  2.820618  1.642756   42,418     0.40       0.65     0.80       5.99        6.16

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                              AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   -----------------------------------  ----------------------------------------------------
                                             UNIT       UNIT            INVESTMENT  EXPENSE  EXPENSE    TOTAL       TOTAL
                                             VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN     RETURN
                                    UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                   (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                   ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2010                                4,559  2.154387  1.881651    8,630      7.66       0.65    0.80      12.91       13.08
2009                                5,053  1.907992  1.663946    8,517      7.88       0.65    0.80      42.81       43.02
2008                                5,781  1.336069  1.163419    6,878      8.36       0.65    0.80     -25.59      -25.47
2007                                6,576  1.795442  1.561067   10,805      8.07       0.65    0.80       1.96        2.12
2006                                7,036  1.760860  1.528678   11,381      7.40       0.65    0.80      10.35       10.51
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2010                                3,786  2.400585  2.181747    8,296      1.36       0.65    0.80      12.21       12.38
2009                                4,386  2.139388  1.941421    8,617      2.14       0.65    0.80      25.52       25.71
2008                                4,837  1.704448  1.544396    7,605      2.56       0.65    0.80     -44.25      -44.17
2007                                5,335  3.057566  2.766255   15,198      3.31       0.65    0.80      16.37       16.55
2006                                5,814  2.627386  2.373460   14,237      0.91       0.65    0.80      17.13       17.31
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2010                                  507  0.968079  1.574511      680      0.83       0.65    0.80      10.70       10.86
2009                                  578  0.874541  1.420236      674      1.43       0.65    0.80      28.69       28.89
2008                                  737  0.679547  1.101904      637      1.30       0.65    0.80     -35.05      -34.95
2007                                  926  1.046304  1.694043    1,112      0.74       0.65    0.80       5.38        5.54
2006                                  875  0.992889  1.605131      986      0.76       0.65    0.80      10.01       10.17
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2010                                1,682  1.262920  2.093480    3,064       N/A       0.65    0.80      26.60       26.79
2009                                2,014  0.997547  1.651089    2,743       N/A       0.65    0.80      42.43       42.64
2008                                2,542  0.700392  1.157513    2,303       N/A       0.65    0.80     -42.96      -42.87
2007                                3,208  1.227810  2.026089    4,650       N/A       0.65    0.80      10.35       10.52
2006                                3,374  1.112634  1.833260    4,378       N/A       0.65    0.80       7.82        7.99
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2010                                6,481  2.132455  1.292808    8,858      3.03       0.65    0.80       6.32        6.48
2009                                6,894  2.005751  1.214152    9,065      4.85       0.65    0.80      13.76       13.94
2008                                7,351  1.763083  1.065649    8,831      5.00       0.65    0.80      -9.31       -9.18
2007                                8,534  1.944153  1.173315   12,465      4.57       0.65    0.80       5.96        6.12
2006                                8,796  1.834802  1.105648   12,159      4.49       0.65    0.80       3.37        3.53

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                              AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   -----------------------------------  ----------------------------------------------------
                                             UNIT       UNIT            INVESTMENT  EXPENSE  EXPENSE    TOTAL       TOTAL
                                             VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN     RETURN
                                    UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                   (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                   ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2010                               13,240  3.171822  1.664003   22,901      1.62       0.65    0.80      14.00       14.18
2009                               14,017  2.782189  1.457395   22,508      2.00       0.65    0.80      25.27       25.46
2008                               15,120  2.220882  1.161604   20,676      1.70       0.65    0.80     -37.77      -37.67
2007                               15,160  3.568638  1.863704   38,552      1.71       0.65    0.80       4.48        4.64
2006                               15,995  3.415645  1.781109   40,501      1.60       0.65    0.80      14.55       14.73
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2010                                2,676  2.070815  1.287426    3,683      1.73       0.65    0.80       4.35        4.51
2009                                2,989  1.984433  1.231856    4,121      3.48       0.65    0.80       5.59        5.75
2008                                3,178  1.879425  1.164903    4,352      4.35       0.65    0.80       2.33        2.48
2007                                3,350  1.836665  1.136679    4,878      4.00       0.65    0.80       6.48        6.64
2006                                3,475  1.724872  1.065876    4,756      4.13       0.65    0.80       3.22        3.38
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2010                                5,180  4.847601  2.764180   14,837       N/A       0.65    0.80      18.41       18.59
2009                                5,731  4.094015  2.330944   14,337       N/A       0.65    0.80      57.32       57.56
2008                                6,448  2.602285  1.479384   10,654       N/A       0.65    0.80     -41.28      -41.19
2007                                6,608  4.431717  2.515606   20,494       N/A       0.65    0.80      18.42       18.60
2006                                7,172  3.742401  2.121123   19,368       N/A       0.65    0.80       4.88        5.04
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2010                                6,764  4.738008  2.293035   16,222      0.44       0.65    0.80      23.70       23.88
2009                                7,440  3.830371  1.850977   14,972      1.54       0.65    0.80      31.72       31.92
2008                                8,277  2.907978  1.403121   13,088      0.75       0.65    0.80     -37.71      -37.62
2007                                8,292  4.668809  2.249324   24,368      0.64       0.65    0.80       2.33        2.49
2006                                9,025  4.562370  2.194727   26,712      1.23       0.65    0.80      14.48       14.66
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2010                                5,653  1.570877  1.115575    6,586      0.01       0.65    0.80      -0.80       -0.65
2009                                6,074  1.583502  1.122824    7,498      0.16       0.65    0.80      -0.65       -0.50
2008                                6,260  1.593927  1.128495    8,112      2.25       0.65    0.80       1.43        1.59
2007                                6,773  1.571404  1.110848    9,048      4.86       0.65    0.80       4.14        4.30
2006                                6,722  1.508896  1.065041    8,836      4.56       0.65    0.80       3.83        3.99

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                              AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   -----------------------------------  ----------------------------------------------------
                                             UNIT       UNIT            INVESTMENT  EXPENSE  EXPENSE    TOTAL       TOTAL
                                             VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN     RETURN
                                    UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                   (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                   ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES (a)
2010                               15,420  2.382196  1.685987   26,445      0.19       0.65    0.80       9.61        9.78
2009                               16,883  2.173265  1.535794   27,251      0.21       0.65    0.80      46.32       46.54
2008                               19,027  1.485314  1.048045   21,627       N/A       0.65    0.80     -42.41      -42.33
2007                               20,023  2.579290  1.817214   42,404      0.07       0.65    0.80       9.13        9.30
2006                               21,619  2.363484  1.662653   42,595      0.02       0.65    0.80       8.25        8.42
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2010                                6,312  1.857758  1.705449   10,844      1.26       0.65    0.80       9.20        9.37
2009                                7,004  1.701166  1.559336   11,105      1.61       0.65    0.80      27.34       27.54
2008                                7,906  1.335885  1.222665    9,908      2.68       0.65    0.80     -46.52      -46.44
2007                                8,485  2.498023  2.282838   20,266      1.28       0.65    0.80       6.99        7.16
2006                                9,355  2.334732  2.130390   20,963      2.49       0.65    0.80      20.53       20.71
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2010                                9,130  2.342288  1.453132   13,589      1.25       0.65    0.80      11.70       11.87
2009                               10,025  2.096984  1.298991   13,738      1.83       0.65    0.80      19.92       20.11
2008                               11,150  1.748592  1.081545   13,108      1.31       0.65    0.80     -37.63      -37.54
2007                               11,647  2.803730  1.731534   24,426      0.94       0.65    0.80      -2.50       -2.36
2006                               12,634  2.875723  1.773316   27,866      1.21       0.65    0.80      11.75       11.92
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES (a)
2010                                  315  1.205437  1.693521      459       N/A       0.65    0.80       4.45        4.61
2009                                  348  1.154072  1.618907      465      0.35       0.65    0.80      26.65       26.85
2008                                  399  0.911199  1.276287      400       N/A       0.65    0.80     -29.19      -29.08
2007                                  418  1.286856  1.799730      571       N/A       0.65    0.80      10.96       11.13
2006                                  500  1.159750  1.619517      632       N/A       0.65    0.80       4.39        4.55
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2010                                  704  0.914034  1.746687      971      0.36       0.65    0.80      13.34       13.52
2009                                  871  0.806425  1.538724      994      0.40       0.65    0.80      34.93       35.13
2008                                1,178  0.597678  1.138703      936      0.60       0.65    0.80     -40.35      -40.26
2007                                1,281  1.001957  1.906058    1,553      0.57       0.65    0.80      13.88       14.05
2006                                1,474  0.879849  1.671236    1,516      0.27       0.65    0.80      10.24       10.41

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                              AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   -----------------------------------  ----------------------------------------------------
                                             UNIT       UNIT            INVESTMENT  EXPENSE  EXPENSE    TOTAL       TOTAL
                                             VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN     RETURN
                                    UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                   (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                   ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2010                                2,810  1.851001  2.137611    5,903      0.92       0.65    0.80      13.54       13.71
2009                                3,097  1.630266  1.879843    5,646      2.65       0.65    0.80      51.17       51.40
2008                                3,589  1.078436  1.241657    4,249      1.99       0.65    0.80     -49.11      -49.04
2007                                4,003  2.119300  2.436339    9,062      1.31       0.65    0.80      12.13       12.30
2006                                4,893  1.890073  2.169541    9,784      1.18       0.65    0.80      18.14       18.32

(a)  Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets.These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio.The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.Investment options with a date notation indicate the effective date of that investment option in the variable account.The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C: OTHER INFORMATION

ITEM 26.    EXHIBITS

(A)  BOARD OF DIRECTORS RESOLUTION.

     Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(B)  CUSTODIAN AGREEMENTS.

     Not applicable.

(C)  UNDERWRITING CONTRACTS.

     (1) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (2) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (3) Agreements with broker-dealer were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (4) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (5) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (6) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (7) Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (8) Form of Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (9) Expense Sharing Agreement dated August 18, 2010 between The Goldman Sachs Group, Inc. and Epoch Securities, Inc. is filed herewith. Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(D)  POLICY.

     (1) Policy and initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein. The following endorsements were previously filed on February 27, 19978 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (2) Paid-Up Life Insurance Option Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (3) Preferred Loan Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this

          Registration Statement on Form S-6, and is incorporated by reference herein.

     (4) 403(b) Life Insurance Policy Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (5) Guaranteed Death Benefit Rider was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(E)  APPLICATION.

                Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

     (1) Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

(G)  REINSURANCE CONTRACTS.

     (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed on February 10, 2003in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (3) Reinsurance contract dated July 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (4) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (5) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (6) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (7) Reinsurance contract dated November 1, 1999 among First Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (8) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA Re Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (9) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of

          Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (10) Reinsurance contract dated April 1, 1996 among First Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (11) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (12) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (13) Reinsurance contract dated November 22, 1995 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (14) Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (15) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (16) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (17) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (18) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (19) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (20) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (21) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (22) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (23) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (24) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life

          Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(H)  PARTICIPATION AGREEMENTS.

     (1) Amendment to the Delaware VIP Trust Participation Agreement dated December 31, 2007 is filed herewith. Amendment dated May 1, 2001 to the Delaware Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11 on Form S-6, and is incorporated by reference herein.

     (2) Amendment to Schedule A dated October 1, 2000 to the T. Rowe Price International Series, Inc. Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

     (3) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and Janus Distributors, Inc. dated May 27, 1999 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

     (4) Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed herewith. Amendments No. 2 and 1 dated May 1, 2009 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust dated March 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration No. 333-93031/811-09631 on Form S-6, and is incorporated by referenced herein.

     (5) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 is filed herewith. Form of Amendment 1 dated April 30, 2010 to the Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.. Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Merger and Consolidated Agreement and Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and are incorporated by reference herein.

     (6) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement dated March 21, 2000 between the Company and INVESCO Variable Investments Funds, Inc. were previously filed in April 2002 in Post-Effective Amendment No. 15 of Registration Statement No. 33-57792/811-7466 on Form S-6, and are incorporated by reference herein.

     (7) Form of Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company are filed herewith. Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company. Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (8)  Amendment 10 dated April 30, 2010 to the AIM Participation
          Agreement dated July 27, 1998 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (9) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein.

(I)  ADMINISTRATIVE CONTRACTS.

     (1) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (2) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (3) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-

          57792/811-7466, and is incorporated by reference herein.

     (4) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (5) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein

     (6)  Directors' Powers of Attorney is filed herewith.

(J)  OTHER MATERIAL CONTRACTS.

          Not Applicable.

(K)  LEGAL OPINION.

          Opinion of Counsel was previously filed on April 25, 2008 in Post-Effective Amendment No. 24 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

(L)  ACTUARIAL OPINION.

          Not Applicable. The Registration Statement does not include illustrations.

(M)  CALCULATION.

          Not Applicable. The Registration Statement does not include illustrations.

(N)  OTHER OPINIONS.

          Consent of Independent Registered Public Accounting Firm is filed herewith.

(O)  OMITTED FINANCIAL STATEMENTS.

          Financial Statements included in Part B Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

(P)  INITIAL CAPITAL AGREEMENTS.

          Not Applicable.

(Q)  REDEEMABILITY EXEMPTION.

          Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 28.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The principal business address of most the following Directors and Officers* is:
        200 West St
        New York, NY  10282-2198

        The principal business address of the other following Directors and Officers is:
        132 Turnpike Road, Suite 210
        Southborough, MA 01772.


                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                                POSITION WITH COMPANY
Allan S. Levine*                    Chairman of the Board
Manda J. D'Agata*                   Director, Vice President and Treasurer
Nicholas Helmuth von Moltke         Director, President, and Chief Executive Officer
Donald Mullen*                      Director
Kathleen M. Redgate                 Director
Michael S. Rotter*                  Director and Vice Chairman
John J. Fowler                      Senior Vice President and Chief Financial Officer
Jane S. Grosso                      Vice President and Controller
Jonathan Hecht*                     Vice President and Actuary
Stephen J. Lanczycki                Vice President and Chief Actuary
Kevin F. Leavey                     Vice President and Product Actuary
H. Kim Lee*                         Vice President and Chief Risk Officer
Justin D. MacNeil                   Vice President -- Tax
Minadeep Kaur O'Hearn               Vice President
Samuel Ramos*                       Vice President and Assistant Corporate Secretary
Jason M. Roach                      Vice President
Scott D. Silverman                  Senior Vice President, General Counsel and Corporate Secretary
Joel Volcy*                         Senior Vice President and Chief Operating Officer
Margot K. Wallin                    Vice President, Special Investigative Unit Officer and Chief Compliance
                                     Officer
Robert E. Winawer                   Vice President

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

                          THE GOLDMAN SACHS GROUP, INC.

ROW                                                            NAICS CODES/                         STATE/
 ID   DEPTH  LEGAL ENTITY NAME                                 DESCRIPTION           CITY           PROVINCE COUNTRY
--------------------------------------------------------------------------------------------------------------------------------
1     1      THE GOLDMAN SACHS GROUP, INC.                     523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
2     2        77 WATER STREET MANAGEMENT CO. LLC              561110 - Office       Wilmington     DE       UNITED STATES
                                                               administration
                                                               services
3     2        986 E 181ST ST LIHTC LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4     2        ARCHON GEN-PAR, INC.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
5     3          ARCHON GROUP, L.P.                            541611 -              Irving         TX       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
6     4            AGCH GEN-PAR, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
7     5              ARCHON GROUP CANADA HOLDINGS, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
8     6                GS CANADA SPECIALTY LENDING COMPANY     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
9     4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
10    4            ARCHON ACQUISITION, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
11    4            ARCHON ADMINISTRATIVE SERVICES, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
12    4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
13    5              ARCAP JPMC2000FL1, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
14    4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
15    4            ARCHON GROUP CANADA HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
16    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
17    5              GRUPO ARCHON SOCIEDAD DE                  525990 - Other        Mexico City             MEXICO
                       RESPONSIBILIDAD LIMITADA                Financial Vehicles
18    4            ARCHON KOREA YUHAN HOESA                    525990 - Other        Seoul                   KOREA, SOUTH
                                                               Financial Vehicles
19    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC. 525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
20    5              ARCHON RESIDENTIAL MANAGEMENT, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
21    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
22    4            ARCHON THAILAND, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
23    4            ARCHON/PPM, L.L.C.                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
24    4            AVELO MORTGAGE, L.L.C.                      522292 - Real Estate  Wilmington     DE       UNITED STATES
                                                               Credit
25    4            AWH ARCHON GEN-PAR, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


26    5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
27    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC       522390 - Other        Irving         TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
28    4            GOLDMAN SACHS SPECIALTY LENDING GROUP,      525990 - Other        Wilmington     DE       UNITED STATES
                     L.P.                                      Financial Vehicles
29    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD    525990 - Other        Mexico City             MEXICO
                     LIMITADA                                  Financial Vehicles
30    4            GSSLG GEN-PAR, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
31    5              GOLDMAN SACHS SPECIALTY LENDING GROUP,    525990 - Other        Wilmington     DE       UNITED STATES
                       L.P.                                    Financial Vehicles
32    4            PILLAR HOTELS AND RESORTS GEN-PAR, L.L.C.   531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
33    5              PILLAR HOTELS AND RESORTS, L.P.           531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
34    6                AH ORLANDO GEN-PAR, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
35    7                  AH ORLANDO, L.P.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
36    6                AH ORLANDO, L.P.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
37    4            PILLAR HOTELS AND RESORTS, L.P.             531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
38    4            TNL INTERESTS, INC.                         525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
39    5              TITLE NETWORK, LTD.                       525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
40    5              TNL NETWORK, LTD.                         525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
41    6                TITLE NETWORK, LTD.                     525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
42    4            TNL NETWORK, LTD.                           525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
43    2        ARCHON GROUP, L.P.                              541611 -              Irving         TX       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
44    2        ARCHON INTERNATIONAL, INC.                      551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
45    3          ARCHON CAPITAL BANK DEUTSCHLAND GMBH          522110 - Commercial   Hof                     GERMANY
                                                               Banking
46    3          ARCHON GROUP DEUTSCHLAND GMBH                 525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
47    4            GSW IMMOBILIEN AG                           531390 - Other        Berlin                  GERMANY
                                                               activities related to
                                                               real estate
48    3          ARCHON GROUP ITALIA, S.R.L.                   523999 -              Milan                   ITALY (OTHER)
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
49    4            SGC S.R.L. SOCIETA GESTIONE CREDITI         525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
50    5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   52399 - All Other     Milan                   ITALY (OTHER)
                       CREDITI SRL                             Financial Investment
                                                               Activities
51    2        ARCHON KOREA YUHAN HOESA                        525990 - Other        Seoul                   KOREA, SOUTH
                                                               Financial Vehicles
52    2        ARROW CAPITAL REINSURANCE COMPANY, LIMITED      524130 - Reinsurance  Hamilton                BERMUDA
                                                               Carriers
53    2        ARROW CORPORATE MEMBER HOLDINGS LLC             551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
54    3          GOLDMAN SACHS PROPERTY AND CASUALTY           524298 - All Other    London                  UNITED KINGDOM
                                                               Insurance Related                             (OTHER)
                                                               Activities
55    4            ARROW CORPORATE MEMBER LIMITED              524210 - Insurance    London                  UNITED KINGDOM
                                                               Agencies and                                  (OTHER)
                                                               Brokerages
56    2        ARROW REINSURANCE COMPANY, LIMITED              524130 - Reinsurance  Hamilton                BERMUDA
                                                               Carriers
57    2        AUGUSTA ADVISORS, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
58    3          AUGUSTA, L.P.                                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
59    2        BIRCHFIELD ESTATES LTD                          531120 - Lessors of   London                  UNITED KINGDOM
                                                               nonresidential                                (OTHER)
                                                               buildings (except
                                                               mini warehouses)
60    2        BLACKSTONE HLT PRINCIPAL TRANSACTION            531390 - Other        New York       NY       UNITED STATES
                 PARTNERS, L.P.                                activities related to
                                                               real estate
61    2        BRIDGE STREET ASIA FUND, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
62    2        BRIDGE STREET FUND 1996, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
63    2        BRIDGE STREET FUND 1999, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
64    3          STONE STREET FUND 1999, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
65    3          STONE STREET FUND 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
66    4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
67    2        BRIDGE STREET FUND 2000, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
68    2        BRIDGE STREET REAL ESTATE FUND 1996, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
69    2        BRIDGE STREET REAL ESTATE FUND 1998, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
70    2        BRIDGE STREET REAL ESTATE FUND 1999, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
71    2        BRIDGE STREET REAL ESTATE FUND 2000, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
72    3          STONE STREET REAL ESTATE FUND 2000, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
73    4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
74    2        BRIDGE STREET SPECIAL OPPORTUNITIES 2000,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
75    3          BRIDGE STREET SPECIAL OPPORTUNITIES FUND      525990 - Other        New York       NY       UNITED STATES
                 2000, L.P.                                    Financial Vehicles
76    4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
77    2        BRIDGE STREET SPECIAL OPPORTUNITIES FUND        525990 - Other        New York       NY       UNITED STATES
                 2000, L.P.                                    Financial Vehicles
78    2        BRIDGEWATER ODC, LLC                            531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
79    2        CHX Holdings, Inc.                              551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
80    3          CHICAGO STOCK EXCHANGE, INC.                  523210 - Securities   Chicago        IL       UNITED STATES
                                                               and Commodity
                                                               Exchanges
81    2        COLUMBIA CAPITAL LIFE REINSURANCE COMPANY       524130 - Reinsurance  Washington     DC       UNITED STATES
                                                               Carriers
82    3          CHARLESTON CAPITAL REINSURANCE, LLC           524130 - Reinsurance  Washington     DC       UNITED STATES
                                                               Carriers
83    2        COMMONWEALTH ANNUITY AND LIFE INSURANCE         524113 - Direct Life  New York       NY       UNITED STATES
                 COMPANY                                       Insurance Carriers
84    3          FIRST ALLMERICA FINANCIAL LIFE INSURANCE      524113 - Direct Life  Southborough   MA       UNITED STATES
                   COMPANY                                     Insurance Carriers
85    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS CORE FIXED INCOME FUND        Investment Funds
86    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS EQUITY INDEX FUND             Investment Funds
87    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS GOVERNMENT INCOME FUND        Investment Funds
88    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS GROWTH OPPORTUNITIES FUND     Investment Funds
89    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS MID CAP VALUE FUND            Investment Funds
90    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS MONEY MARKET FUND             Investment Funds
91    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS STRATEGIC GROWTH FUND         Investment Funds
92    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS STRATEGIC INTERNATIONAL       Investment Funds
                   EQUITY FUND
93    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND   Investment Funds
94    2        CREDIT AND ASSET REPACKAGING VEHICLE            525990 - Other        Wilmington     DE       UNITED STATES
                 CORPORATION                                   Financial Vehicles
95    2        DIRECT EDGE HOLDINGS LLC                        551112 - Offices of   Jersey City    NJ       UNITED STATES
                                                               Other Holding
                                                               Companies
96    3          DIRECT EDGE ECN LLC                           523120 - Securities   Jersey City    NJ       UNITED STATES
                                                               Brokerage
97    3          DIRECT EDGE, INC.                             523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
98    4            EDGA EXCHANGE, INC.                         523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
99    4            EDGX EXCHANGE, INC.                         523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
100   2        DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.    523999 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
101   2        EASTPORT CAPITAL CORP.                          524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
102   3          EPF FINANCIAL, LLC                            524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
103   2        ELQ HOLDINGS (DEL) LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
104   3          ELQ HOLDINGS (UK) LTD                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
105   4            ELQ INVESTORS II LTD                        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
106   4            ELQ INVESTORS III LTD                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
107   2        EPOCH SECURITIES, INC.                          523110 - Investment   Southborough   MA       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
108   2        EQUILEND HOLDINGS LLC                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
109   3          EQUILEND CANADA CORP.                         523120 - Securities   Ontario        ON       CANADA
                                                               Brokerage
110   3          EQUILEND EUROPE LIMITED                       523120 - Securities   London                  UNITED KINGDOM
                                                               Brokerage                                     (OTHER)
111   3          EQUILEND LLC                                  523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
112   2        ESSENT GROUP LTD.                               551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
113   2        FEDERAL BOULEVARD, L.L.C.                       531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
114   2        FRANKLIN HOLDINGS (BERMUDA), LTD.               525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
115   2        FREEDOMPAY, INC.                                525990 - Other        Newtown Square PA       UNITED STATES
                                                               Financial Vehicles
116   2        GCN CE HOLDINGS CORPORATION                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
117   2        GOLDMAN SACHS & PARTNERS AUSTRALIA GROUP        551112 - Offices of   Melbourne               AUSTRALIA
                 HOLDINGS PTY LTD                              Other Holding
                                                               Companies
118   3          501 INVESTMENT COMPANY PTY LTD                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
119   4            501-2 INVESTMENT PARTNERSHIP                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
120   3          502 INVESTMENT COMPANY PTY LTD                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
121   4            501-2 INVESTMENT PARTNERSHIP                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
122   3          AXM Pty Ltd                                   551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
123   3          CATUMNAL HOLDINGS PTY LTD                     522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation

                                                               TOTAL      TOTAL
                                                               VOTING     NON-VOTING
ROW                                                            PERCENTAGE PERCENTAGE
 ID   DEPTH  LEGAL ENTITY NAME                                 HELD       HELD       COMMENTS
-----------------------------------------------------------------------------------------------------------------
1     1      THE GOLDMAN SACHS GROUP, INC.                     N/A        N/A        Top Entity


2     2        77 WATER STREET MANAGEMENT CO. LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3     2        986 E 181ST ST LIHTC LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4     2        ARCHON GEN-PAR, INC.                            100        N/A

5     3          ARCHON GROUP, L.P.                            N/A        N/A        The direct holder is a
                                                                                     General Partner.



6     4            AGCH GEN-PAR, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
7     5              ARCHON GROUP CANADA HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
8     6                GS CANADA SPECIALTY LENDING COMPANY     100        N/A

9     4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
10    4            ARCHON ACQUISITION, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
11    4            ARCHON ADMINISTRATIVE SERVICES, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
12    4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
13    5              ARCAP JPMC2000FL1, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
14    4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
15    4            ARCHON GROUP CANADA HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
16    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
17    5              GRUPO ARCHON SOCIEDAD DE                  N/A        N/A        The direct holder is a
                       RESPONSIBILIDAD LIMITADA                                      Managing Member.
18    4            ARCHON KOREA YUHAN HOESA                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
19    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC. 100        N/A

20    5              ARCHON RESIDENTIAL MANAGEMENT, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
21    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
22    4            ARCHON THAILAND, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
23    4            ARCHON/PPM, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
24    4            AVELO MORTGAGE, L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
25    4            AWH ARCHON GEN-PAR, L.L.C.                  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
26    5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
27    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

28    4            GOLDMAN SACHS SPECIALTY LENDING GROUP,      N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
29    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD    N/A        N/A        The direct holder is a
                     LIMITADA                                                        Managing Member.
30    4            GSSLG GEN-PAR, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
31    5              GOLDMAN SACHS SPECIALTY LENDING GROUP,    N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
32    4            PILLAR HOTELS AND RESORTS GEN-PAR, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

33    5              PILLAR HOTELS AND RESORTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

34    6                AH ORLANDO GEN-PAR, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
35    7                  AH ORLANDO, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
36    6                AH ORLANDO, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
37    4            PILLAR HOTELS AND RESORTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

38    4            TNL INTERESTS, INC.                         100        N/A

39    5              TITLE NETWORK, LTD.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
40    5              TNL NETWORK, LTD.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
41    6                TITLE NETWORK, LTD.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
42    4            TNL NETWORK, LTD.                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
43    2        ARCHON GROUP, L.P.                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.



44    2        ARCHON INTERNATIONAL, INC.                      100        N/A


45    3          ARCHON CAPITAL BANK DEUTSCHLAND GMBH          100        N/A

46    3          ARCHON GROUP DEUTSCHLAND GMBH                 100        N/A

47    4            GSW IMMOBILIEN AG                           50         N/A


48    3          ARCHON GROUP ITALIA, S.R.L.                   100        N/A



49    4            SGC S.R.L. SOCIETA GESTIONE CREDITI         100        N/A

50    5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   100        N/A
                       CREDITI SRL

51    2        ARCHON KOREA YUHAN HOESA                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
52    2        ARROW CAPITAL REINSURANCE COMPANY, LIMITED      100        N/A

53    2        ARROW CORPORATE MEMBER HOLDINGS LLC             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

54    3          GOLDMAN SACHS PROPERTY AND CASUALTY           100        N/A


55    4            ARROW CORPORATE MEMBER LIMITED              100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
56    2        ARROW REINSURANCE COMPANY, LIMITED              100        N/A

57    2        AUGUSTA ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
58    3          AUGUSTA, L.P.                                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
59    2        BIRCHFIELD ESTATES LTD                          100        N/A



60    2        BLACKSTONE HLT PRINCIPAL TRANSACTION            N/A        32
                 PARTNERS, L.P.

61    2        BRIDGE STREET ASIA FUND, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
62    2        BRIDGE STREET FUND 1996, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
63    2        BRIDGE STREET FUND 1999, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
64    3          STONE STREET FUND 1999, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
65    3          STONE STREET FUND 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
66    4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

67    2        BRIDGE STREET FUND 2000, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
68    2        BRIDGE STREET REAL ESTATE FUND 1996, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
69    2        BRIDGE STREET REAL ESTATE FUND 1998, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
70    2        BRIDGE STREET REAL ESTATE FUND 1999, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
71    2        BRIDGE STREET REAL ESTATE FUND 2000, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
72    3          STONE STREET REAL ESTATE FUND 2000, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
73    4            WH13/TWENTY-FOUR B.V.                       100        N/A

74    2        BRIDGE STREET SPECIAL OPPORTUNITIES 2000,       N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
75    3          BRIDGE STREET SPECIAL OPPORTUNITIES FUND      N/A        N/A        The direct holder is a
                 2000, L.P.                                                          General Partner.
76    4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

77    2        BRIDGE STREET SPECIAL OPPORTUNITIES FUND        N/A        N/A        The direct holder is a
                 2000, L.P.                                                          Limited Partner.
78    2        BRIDGEWATER ODC, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

79    2        CHX Holdings, Inc.                              26         N/A


80    3          CHICAGO STOCK EXCHANGE, INC.                  100        N/A


81    2        COLUMBIA CAPITAL LIFE REINSURANCE COMPANY       100        N/A

82    3          CHARLESTON CAPITAL REINSURANCE, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
83    2        COMMONWEALTH ANNUITY AND LIFE INSURANCE         100        N/A
                 COMPANY
84    3          FIRST ALLMERICA FINANCIAL LIFE INSURANCE      100        N/A
                   COMPANY
85    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS CORE FIXED INCOME FUND
86    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS EQUITY INDEX FUND
87    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS GOVERNMENT INCOME FUND
88    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
89    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      13         N/A
                   GOLDMAN SACHS MID CAP VALUE FUND
90    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS MONEY MARKET FUND
91    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      61         N/A
                   GOLDMAN SACHS STRATEGIC GROWTH FUND
92    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      46         N/A
                   GOLDMAN SACHS STRATEGIC INTERNATIONAL
                   EQUITY FUND
93    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      24         N/A
                   GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
94    2        CREDIT AND ASSET REPACKAGING VEHICLE            100        N/A
                 CORPORATION
95    2        DIRECT EDGE HOLDINGS LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

96    3          DIRECT EDGE ECN LLC                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
97    3          DIRECT EDGE, INC.                             100        N/A


98    4            EDGA EXCHANGE, INC.                         100        N/A


99    4            EDGX EXCHANGE, INC.                         100        N/A


100   2        DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.    90         N/A



101   2        EASTPORT CAPITAL CORP.                          100        N/A


102   3          EPF FINANCIAL, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

103   2        ELQ HOLDINGS (DEL) LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
104   3          ELQ HOLDINGS (UK) LTD                         100        100

105   4            ELQ INVESTORS II LTD                        100        N/A

106   4            ELQ INVESTORS III LTD                       100        N/A

107   2        EPOCH SECURITIES, INC.                          100        N/A


108   2        EQUILEND HOLDINGS LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

109   3          EQUILEND CANADA CORP.                         100        N/A

110   3          EQUILEND EUROPE LIMITED                       100        N/A

111   3          EQUILEND LLC                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
112   2        ESSENT GROUP LTD.                               28         N/A


113   2        FEDERAL BOULEVARD, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

114   2        FRANKLIN HOLDINGS (BERMUDA), LTD.               20         N/A

115   2        FREEDOMPAY, INC.                                32         N/A

116   2        GCN CE HOLDINGS CORPORATION                     100        N/A

117   2        GOLDMAN SACHS & PARTNERS AUSTRALIA GROUP        100        N/A
                 HOLDINGS PTY LTD

118   3          501 INVESTMENT COMPANY PTY LTD                100        N/A


119   4            501-2 INVESTMENT PARTNERSHIP                N/A        N/A        The direct holder is a
                                                                                     General Partner.

120   3          502 INVESTMENT COMPANY PTY LTD                100        N/A


121   4            501-2 INVESTMENT PARTNERSHIP                N/A        N/A        The direct holder is a
                                                                                     General Partner.

122   3          AXM Pty Ltd                                   100        N/A


123   3          CATUMNAL HOLDINGS PTY LTD                     100        N/A

124   3          CATUMNAL NOMINEES PTY LTD                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
125   3          Chartres Trading Pty Ltd                      551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
126   3          GOLDMAN SACHS & PARTNERS AUSTRALIA HOLDINGS   551112 - Offices of   Melbourne               AUSTRALIA
                   PTY LTD                                     Other Holding
                                                               Companies
127   4            GOLDMAN SACHS AUSTRALIA PTY LIMITED         551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
128   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        523991 - Trust,       Melbourne               AUSTRALIA
                       NOMINEES PTY LTD                        Fiduciary, and
                                                               Custody Activities
129   3          GOLDMAN SACHS & PARTNERS AUSTRALIA INC.       523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
130   3          GOLDMAN SACHS & PARTNERS AUSTRALIA            551112 - Offices of   Melbourne               AUSTRALIA
                   INTERNATIONAL PTY LTD                       Other Holding
                                                               Companies
131   4            GOLDMAN SACHS & PARTNERS NEW ZEALAND        551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                     HOLDINGS LIMITED                          Other Holding
                                                               Companies
132   5              GOLDMAN SACHS & PARTNERS NEW ZEALAND      551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                       MANAGEMENT LIMITED                      Other Holding
                                                               Companies
133   6                DEVELOPMENT SECURITIES LIMITED          523110 - Investment   Auckland                NEW ZEALAND (OTHER)
                                                               Banking and
                                                               Securities Dealing
134   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523999 -              Auckland                NEW ZEALAND (OTHER)
                         EQUITY FINANCE LIMITED                Miscellaneous
                                                               Financial Investment
                                                               Activities
135   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523120 - Securities   Auckland                NEW ZEALAND (OTHER)
                         LIMITED                               Brokerage
136   7                  EQUITY NOMINEES LIMITED               523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
137   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523920 - Portfolio    Auckland                NEW ZEALAND (OTHER)
                         MEZZANINE LIMITED                     Management
138   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523920 - Portfolio    Auckland                NEW ZEALAND (OTHER)
                         PRIVATE EQUITY LIMITED                Management
139   7                  GOLDMAN SACHS & PARTNERS NEW          525990 - Other        Auckland                NEW ZEALAND (OTHER)
                           ZEALAND TRANS-TASMAN PRIVATE        Financial Vehicles
                           EQUITY FUND 07 LIMITED
140   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523120 - Securities   Auckland                NEW ZEALAND (OTHER)
                         SECURITIES LIMITED                    Brokerage
141   7                  WARSAND NOMINEES LIMITED              523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
142   6                PORTFOLIO CUSTODIAN LIMITED             523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
143   5              VALCRON INVESTMENTS LIMITED               551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                                                               Other Holding
                                                               Companies
144   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                         MANAGEMENT LIMITED                    Other Holding
                                                               Companies
145   4            KIWIWARRH (NZ) LIMITED                      525990 - Other        Auckland                NEW ZEALAND (OTHER)
                                                               Financial Vehicles
146   4            Rothmill Investment Company Limited         523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
147   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PIA        523920 - Portfolio    Melbourne               AUSTRALIA
                   (MANAGEMENT) PTY LTD                        Management
148   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PRIVATE    523991 - Trust,       Melbourne               AUSTRALIA
                   EQUITY (CARRIED INTEREST) PTY LTD           Fiduciary, and
                                                               Custody Activities
149   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PTY LTD    523120 - Securities   Melbourne               AUSTRALIA
                                                               Brokerage
150   4            AMBYNE NOMINEES PTY LTD                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
151   5              201 INVESTMENT COMPANY PTY LTD            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
152   6                201-2 INVESTMENT PARTNERSHIP            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
153   5              202 INVESTMENT COMPANY PTY LTD            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
154   6                201-2 INVESTMENT PARTNERSHIP            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
155   4            Darling Nominees Pty Ltd                    523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
156   4            FREMANTLE NOMINEES PTY LTD                  523991 - Trust,       Perth                   AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
157   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523210 - Securities   Melbourne               AUSTRALIA
                     FUTURES PTY LTD                           and Commodity
                                                               Exchanges
158   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523999 -              Melbourne               AUSTRALIA
                     NOMINEE HOLDINGS PTY LTD                  Miscellaneous
                                                               Financial Investment
                                                               Activities
159   4            Hedonwick Nominees Pty Ltd                  523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
160   4            JBW Melbourne Nominees Pty Ltd              523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
161   4            JBW SYDNEY NOMINEES PTY. LIMITED            523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
162   4            Medonola Nominees Pty Ltd                   523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
163   4            Melton Nominees Pty Ltd                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
164   4            Moreton Nominees Pty Ltd                    523991 - Trust,       Brisbane                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
165   4            PERRODON NOMINEES PTY LTD                   523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
166   4            TORRENS NOMINEES PTY LTD                    523991 - Trust,       Adelaide                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
167   4            WEREFUND PROPRIETARY LIMITED                523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
168   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        551114 - Corporate,   Melbourne               AUSTRALIA
                       SERVICES PTY LTD                        Subsidiary, and
                                                               Regional Managing
                                                               Offices
169   6                GOLDMAN SACHS & PARTNERS AUSTRALIA      523930 - Investment   London                  UNITED KINGDOM
                         (UK) LIMITED                          Advice                                        (OTHER)
170   4            WERESYD PTY LTD                             523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
171   4            WINSTONOLA NOMINEES PTY LTD                 551114 - Corporate,   Melbourne               AUSTRALIA
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
172   3          GOLDMAN SACHS & PARTNERS AUSTRALIA SERVICES   551114 - Corporate,   Melbourne               AUSTRALIA
                   PTY LTD                                     Subsidiary, and
                                                               Regional Managing
                                                               Offices
173   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   525910 - Open-End     Sydney                  AUSTRALIA
                                                               Investment Funds
174   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   525910 - Open-End     Sydney                  AUSTRALIA
                   - ACCESS FUND                               Investment Funds
175   4            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 525910 - Open-End     Sydney                  AUSTRALIA
                                                               Investment Funds
176   3          Grancill Pty Ltd                              551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
177   3          High Income Investments Pty Ltd               551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
178   3          INVIA ENTERPRISES PTY LTD                     551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
179   4            CATUMNAL HOLDINGS PTY LTD                   522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
180   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          551114 - Corporate,   Melbourne               AUSTRALIA
                     SERVICES PTY LTD                          Subsidiary, and
                                                               Regional Managing
                                                               Offices
181   3          IRREWARRA INVESTMENTS PTY LTD                 523110 - Investment   Melbourne               AUSTRALIA
                                                               Banking and
                                                               Securities Dealing
182   3          Leveraged Income Pty Ltd                      551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
183   3          REGISTERED TRADERS PTY LTD                    551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
184   3          TAROMO PTY LTD                                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
185   4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD        551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
186   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (A UNITS) PTY LTD          Fiduciary, and
                                                               Custody Activities
187   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (B UNITS) PTY LTD          Fiduciary, and
                                                               Custody Activities
188   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (GENERAL PARTNER) PTY LTD  Fiduciary, and
                                                               Custody Activities
189   4            TATARA PTY LTD                              522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
190   3          WERENOM PROPRIETARY LIMITED                   551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
191   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523110 - Investment   Melbourne               AUSTRALIA
                     CAPITAL MARKETS LIMITED                   Banking and
                                                               Securities Dealing
192   5              EQUITY FINANCE NOMINEES PTY LTD           523991 - Trust,       Canberra                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
193   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        523920 - Portfolio    Melbourne               AUSTRALIA
                       MANAGED FUNDS LIMITED                   Management
194   6                ASIAN EQUITIES KEYSTONE FUND            525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
195   6                BRIC EQUITIES KEYSTONE FUND             525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
196   6                BRIC II KEYSTONE FUND                   525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
197   6                COMMODITY HINDSIGHT KEYSTONE FUND       525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
198   6                EUROPEAN EQUITIES KEYSTONE FUND         525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
199   6                FOOD, FEED, FUEL II KEYSTONE FUND       525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
200   6                FOOD, FEED, FUEL KEYSTONE FUND          525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
201   6                GLOBAL ALPHA FUND                       525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
202   6                GLOBAL ALPHA FUND IDPS                  525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
203   6                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND   525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
204   6                GOLDMAN SACHS A$ CASH RESERVES FUND     525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
205   6                GOLDMAN SACHS AUSTRALIA QUANTITATIVE    525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITY FUND                           Investment Funds
206   6                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND  525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
207   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
208   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
209   6                GOLDMAN SACHS AUSTRALIAN                525910 - Open-End     Melbourne               AUSTRALIA
                         INFRASTRUCTURE WHOLESALE FUND         Investment Funds
210   6                GOLDMAN SACHS CASH TRUST                525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
211   6                GOLDMAN SACHS COLLATERAL MEZZANINE      525990 - Other        Melbourne               AUSTRALIA
                         FUND 05                               Financial Vehicles
212   6                GOLDMAN SACHS CORE PLUS AUSTRALIAN      525910 - Open-End     Melbourne               AUSTRALIA
                         FIXED INCOME FUND                     Investment Funds
213   6                GOLDMAN SACHS DIVERSIFIED GROWTH FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
214   6                GOLDMAN SACHS DIVERSIFIED GROWTH        525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
215   6                GOLDMAN SACHS DIVERSIFIED GROWTH        525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
216   6                GOLDMAN SACHS EMERGING LEADERS FUND     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
217   6                GOLDMAN SACHS EMERGING LEADERS POOLED   525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
218   6                GOLDMAN SACHS EMERGING LEADERS          525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
219   6                GOLDMAN SACHS ENHANCED INCOME FUND      525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
220   6                GOLDMAN SACHS ENHANCED INCOME POOLED    525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
221   6                GOLDMAN SACHS ENHANCED INCOME           525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
222   6                GOLDMAN SACHS GLOBAL FLEX FUND          525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
223   6                GOLDMAN SACHS GLOBAL FLEX POOLED FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
224   6                GOLDMAN SACHS GLOBAL HIGH YIELD         525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
225   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
226   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
227   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
228   6                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
229   6                GOLDMAN SACHS INCOME PLUS POOLED FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
230   6                GOLDMAN SACHS INCOME PLUS WHOLESALE     525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
231   6                GOLDMAN SACHS INTERNATIONAL FUND        525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
232   6                GOLDMAN SACHS INTERNATIONAL POOLED      525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
233   6                GOLDMAN SACHS INTERNATIONAL WHOLESALE   525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
234   6                GOLDMAN SACHS INVESTMENT FUND           525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
235   6                GOLDMAN SACHS LEADERS FUND              525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
236   6                GOLDMAN SACHS PREMIER AUSTRALIAN        525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITIES FUND                         Investment Funds
237   6                GOLDMAN SACHS PREMIER AUSTRALIAN        525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITIES POOLED FUND                  Investment Funds
238   6                GOLDMAN SACHS RESOURCES FUND            525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
239   6                GOLDMAN SACHS RESOURCES POOLED FUND     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
240   6                MULTI-STRATEGY FUND                     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
241   6                PRIVATE EQUITY FUND 2000                525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
242   6                SUSTAINABILITY KEYSTONE FUND            525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
243   5              GOLDMAN SACHS ASSET MANAGEMENT &          523920 - Portfolio    Melbourne               AUSTRALIA
                       PARTNERS AUSTRALIA PTY LTD              Management
244   5              I C Nominees Pty Ltd                      523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
245   5              INVIA CUSTODIAN PTY LIMITED               523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
246   6                Harbour Nominees Pty Ltd                523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
247   6                I C Nominees Pty Ltd                    523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
248   5              INVIA FINANCIAL SERVICES PTY LTD          522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
249   5              WERECAP NOMINEES PTY LTD                  523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
250   2        GOLDMAN SACHS (AO) L.L.C.                       523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
251   2        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.    551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies

124   3          CATUMNAL NOMINEES PTY LTD                     100        N/A


125   3          Chartres Trading Pty Ltd                      100        N/A


126   3          GOLDMAN SACHS & PARTNERS AUSTRALIA HOLDINGS   100        N/A
                   PTY LTD

127   4            GOLDMAN SACHS AUSTRALIA PTY LIMITED         100        N/A


128   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A
                       NOMINEES PTY LTD

129   3          GOLDMAN SACHS & PARTNERS AUSTRALIA INC.       100        N/A

130   3          GOLDMAN SACHS & PARTNERS AUSTRALIA            100        N/A
                   INTERNATIONAL PTY LTD

131   4            GOLDMAN SACHS & PARTNERS NEW ZEALAND        100        N/A
                     HOLDINGS LIMITED

132   5              GOLDMAN SACHS & PARTNERS NEW ZEALAND      100        N/A        This holding represents
                       MANAGEMENT LIMITED                                            ownership in Class A shares.

133   6                DEVELOPMENT SECURITIES LIMITED          100        N/A


134   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         EQUITY FINANCE LIMITED


135   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         LIMITED
136   7                  EQUITY NOMINEES LIMITED               100        N/A


137   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         MEZZANINE LIMITED
138   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         PRIVATE EQUITY LIMITED
139   7                  GOLDMAN SACHS & PARTNERS NEW          100        N/A
                           ZEALAND TRANS-TASMAN PRIVATE
                           EQUITY FUND 07 LIMITED
140   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         SECURITIES LIMITED
141   7                  WARSAND NOMINEES LIMITED              100        N/A


142   6                PORTFOLIO CUSTODIAN LIMITED             100        N/A


143   5              VALCRON INVESTMENTS LIMITED               100        N/A


144   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A        This holding represents
                         MANAGEMENT LIMITED                                          ownership in Class B shares.

145   4            KIWIWARRH (NZ) LIMITED                      100        N/A

146   4            Rothmill Investment Company Limited         100        N/A



147   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PIA        100        N/A
                   (MANAGEMENT) PTY LTD
148   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PRIVATE    100        N/A
                   EQUITY (CARRIED INTEREST) PTY LTD

149   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PTY LTD    100        N/A

150   4            AMBYNE NOMINEES PTY LTD                     100        N/A


151   5              201 INVESTMENT COMPANY PTY LTD            100        N/A


152   6                201-2 INVESTMENT PARTNERSHIP            N/A        N/A        The direct holder is a
                                                                                     General Partner.

153   5              202 INVESTMENT COMPANY PTY LTD            100        N/A


154   6                201-2 INVESTMENT PARTNERSHIP            N/A        N/A        The direct holder is a
                                                                                     General Partner.

155   4            Darling Nominees Pty Ltd                    100        N/A


156   4            FREMANTLE NOMINEES PTY LTD                  100        N/A


157   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     FUTURES PTY LTD

158   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     NOMINEE HOLDINGS PTY LTD


159   4            Hedonwick Nominees Pty Ltd                  100        N/A


160   4            JBW Melbourne Nominees Pty Ltd              100        N/A


161   4            JBW SYDNEY NOMINEES PTY. LIMITED            100        N/A


162   4            Medonola Nominees Pty Ltd                   100        N/A


163   4            Melton Nominees Pty Ltd                     100        N/A


164   4            Moreton Nominees Pty Ltd                    100        N/A


165   4            PERRODON NOMINEES PTY LTD                   100        N/A


166   4            TORRENS NOMINEES PTY LTD                    100        N/A


167   4            WEREFUND PROPRIETARY LIMITED                100        N/A


168   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A        This holding represents
                       SERVICES PTY LTD                                              ownership in Class C shares.


169   6                GOLDMAN SACHS & PARTNERS AUSTRALIA      100        N/A
                         (UK) LIMITED
170   4            WERESYD PTY LTD                             100        N/A


171   4            WINSTONOLA NOMINEES PTY LTD                 100        N/A



172   3          GOLDMAN SACHS & PARTNERS AUSTRALIA SERVICES   100        N/A        This holding represents
                   PTY LTD                                                           ownership in Ordinary
                                                                                     shares.

173   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   67         N/A

174   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   3          N/A
                   - ACCESS FUND
175   4            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 67         N/A

176   3          Grancill Pty Ltd                              100        N/A


177   3          High Income Investments Pty Ltd               100        N/A


178   3          INVIA ENTERPRISES PTY LTD                     100        N/A


179   4            CATUMNAL HOLDINGS PTY LTD                   100        N/A


180   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A        This holding represents
                     SERVICES PTY LTD                                                ownership in Class B shares.


181   3          IRREWARRA INVESTMENTS PTY LTD                 50         N/A


182   3          Leveraged Income Pty Ltd                      100        N/A


183   3          REGISTERED TRADERS PTY LTD                    100        N/A


184   3          TAROMO PTY LTD                                100        N/A


185   4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD        100        N/A


186   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (A UNITS) PTY LTD

187   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (B UNITS) PTY LTD

188   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (GENERAL PARTNER) PTY LTD

189   4            TATARA PTY LTD                              100        N/A


190   3          WERENOM PROPRIETARY LIMITED                   100        N/A


191   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     CAPITAL MARKETS LIMITED

192   5              EQUITY FINANCE NOMINEES PTY LTD           100        N/A


193   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A
                       MANAGED FUNDS LIMITED
194   6                ASIAN EQUITIES KEYSTONE FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
195   6                BRIC EQUITIES KEYSTONE FUND             N/A        N/A        The direct holder is a
                                                                                     Trustee.
196   6                BRIC II KEYSTONE FUND                   N/A        N/A        The direct holder is a
                                                                                     Trustee.
197   6                COMMODITY HINDSIGHT KEYSTONE FUND       N/A        N/A        The direct holder is a
                                                                                     Trustee.
198   6                EUROPEAN EQUITIES KEYSTONE FUND         N/A        N/A        The direct holder is a
                                                                                     Trustee.
199   6                FOOD, FEED, FUEL II KEYSTONE FUND       N/A        N/A        The direct holder is a
                                                                                     Trustee.
200   6                FOOD, FEED, FUEL KEYSTONE FUND          N/A        N/A        The direct holder is a
                                                                                     Trustee.
201   6                GLOBAL ALPHA FUND                       N/A        N/A        The direct holder is a
                                                                                     Trustee.
202   6                GLOBAL ALPHA FUND IDPS                  N/A        N/A        The direct holder is a
                                                                                     Trustee.
203   6                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
204   6                GOLDMAN SACHS A$ CASH RESERVES FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
205   6                GOLDMAN SACHS AUSTRALIA QUANTITATIVE    N/A        N/A        The direct holder is a
                         EQUITY FUND                                                 Trustee.
206   6                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND  N/A        N/A        The direct holder is a
                                                                                     Trustee.
207   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
208   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
209   6                GOLDMAN SACHS AUSTRALIAN                N/A        N/A        The direct holder is a
                         INFRASTRUCTURE WHOLESALE FUND                               Trustee.
210   6                GOLDMAN SACHS CASH TRUST                N/A        N/A        The direct holder is a
                                                                                     Trustee.
211   6                GOLDMAN SACHS COLLATERAL MEZZANINE      N/A        N/A        The direct holder is a
                         FUND 05                                                     Trustee.
212   6                GOLDMAN SACHS CORE PLUS AUSTRALIAN      N/A        N/A        The direct holder is a
                         FIXED INCOME FUND                                           Trustee.
213   6                GOLDMAN SACHS DIVERSIFIED GROWTH FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
214   6                GOLDMAN SACHS DIVERSIFIED GROWTH        N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
215   6                GOLDMAN SACHS DIVERSIFIED GROWTH        N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
216   6                GOLDMAN SACHS EMERGING LEADERS FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
217   6                GOLDMAN SACHS EMERGING LEADERS POOLED   N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
218   6                GOLDMAN SACHS EMERGING LEADERS          N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
219   6                GOLDMAN SACHS ENHANCED INCOME FUND      N/A        N/A        The direct holder is a
                                                                                     Trustee.
220   6                GOLDMAN SACHS ENHANCED INCOME POOLED    N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
221   6                GOLDMAN SACHS ENHANCED INCOME           N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
222   6                GOLDMAN SACHS GLOBAL FLEX FUND          N/A        N/A        The direct holder is a
                                                                                     Trustee.
223   6                GOLDMAN SACHS GLOBAL FLEX POOLED FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
224   6                GOLDMAN SACHS GLOBAL HIGH YIELD         N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
225   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
226   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
227   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
228   6                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
229   6                GOLDMAN SACHS INCOME PLUS POOLED FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
230   6                GOLDMAN SACHS INCOME PLUS WHOLESALE     N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
231   6                GOLDMAN SACHS INTERNATIONAL FUND        N/A        N/A        The direct holder is a
                                                                                     Trustee.
232   6                GOLDMAN SACHS INTERNATIONAL POOLED      N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
233   6                GOLDMAN SACHS INTERNATIONAL WHOLESALE   N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
234   6                GOLDMAN SACHS INVESTMENT FUND           N/A        N/A        The direct holder is a
                                                                                     Trustee.
235   6                GOLDMAN SACHS LEADERS FUND              N/A        N/A        The direct holder is a
                                                                                     Trustee.
236   6                GOLDMAN SACHS PREMIER AUSTRALIAN        N/A        N/A        The direct holder is a
                         EQUITIES FUND                                               Trustee.
237   6                GOLDMAN SACHS PREMIER AUSTRALIAN        N/A        N/A        The direct holder is a
                         EQUITIES POOLED FUND                                        Trustee.
238   6                GOLDMAN SACHS RESOURCES FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
239   6                GOLDMAN SACHS RESOURCES POOLED FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
240   6                MULTI-STRATEGY FUND                     N/A        N/A        The direct holder is a
                                                                                     Trustee.
241   6                PRIVATE EQUITY FUND 2000                N/A        N/A        The direct holder is a
                                                                                     Trustee.
242   6                SUSTAINABILITY KEYSTONE FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
243   5              GOLDMAN SACHS ASSET MANAGEMENT &          100        N/A
                       PARTNERS AUSTRALIA PTY LTD
244   5              I C Nominees Pty Ltd                      100        N/A


245   5              INVIA CUSTODIAN PTY LIMITED               100        N/A


246   6                Harbour Nominees Pty Ltd                100        N/A


247   6                I C Nominees Pty Ltd                    100        N/A


248   5              INVIA FINANCIAL SERVICES PTY LTD          100        N/A


249   5              WERECAP NOMINEES PTY LTD                  100        N/A


250   2        GOLDMAN SACHS (AO) L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

251   2        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

252   3          GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED    551112 - Offices of   Central                 HONG KONG
                                                               Other Holding
                                                               Companies
253   4            GOLDMAN SACHS (ASIA) FINANCE                523110 - Investment   Ebene                   MAURITIUS
                                                               Banking and
                                                               Securities Dealing
254   5              BLUE RIDGE REALTY FINANCE (DELAWARE)      525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
255   5              GOLDMAN SACHS (INDIA) SECURITIES          523110 - Investment   Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Banking and
                                                               Securities Dealing
256   5              GOLDMAN SACHS STRUCTURED PRODUCTS         523110 - Investment   George Town             CAYMAN ISLANDS
                       (ASIA) LIMITED                          Banking and
                                                               Securities Dealing
257   4            GOLDMAN SACHS (ASIA) L.L.C.                 523110 - Investment   Central                 HONG KONG
                                                               Banking and
                                                               Securities Dealing
258   5              GOLDMAN SACHS GAO HUA SECURITIES          523110 - Investment   Beijing                 CHINA, PEOPLES
                       COMPANY LIMITED                         Banking and                                   REPUBLIC OF
                                                               Securities Dealing
259   4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED     523120 - Securities   Hong Kong               HONG KONG
                                                               Brokerage
260   4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED   525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
261   5              KPL FUNDING LIMITED                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
262   4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK      523110 - Investment   Federal                 MALAYSIA (OTHER)
                     LIMITED                                   Banking and           Territory of
                                                               Securities Dealing    Labuan
263   4            GOLDMAN SACHS FOREIGN EXCHANGE              551112 - Offices of   Singapore               SINGAPORE
                     (SINGAPORE) PTE.                          Other Holding
                                                               Companies
264   5              GOLDMAN SACHS (SINGAPORE) PTE             523110 - Investment   Singapore               SINGAPORE
                                                               Banking and
                                                               Securities Dealing
265   5              GOLDMAN SACHS FUTURES PTE LTD             523999 -              Singapore               SINGAPORE
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
266   5              GOLDMAN SACHS REALTY ASIA PACIFIC PTE.    551114 - Corporate,   Singapore               SINGAPORE
                       LTD.                                    Subsidiary, and
                                                               Regional Managing
                                                               Offices
267   5              J. ARON & COMPANY (SINGAPORE) PTE.        523130 - Commodity    Singapore               SINGAPORE
                                                               Contracts Dealing
268   4            GOLDMAN SACHS FUTURES (ASIA) LIMITED        523140 - Commodity    Central                 HONG KONG
                                                               Contracts Brokerage
269   4            Goldman Sachs (Malaysia) Sdn. Bhd.          523110 - Investment   Kuala Lumpur            MALAYSIA (OTHER)
                                                               Banking and
                                                               Securities Dealing
270   2        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY          551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
271   3          ELBE FUNDING LIMITED                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
272   4            RHYS TRUST                                  523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
273   5              SAPIEN LIMITED                            525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
274   6                SARGASSO LIMITED                        525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
275   3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
276   4            BEESTON INVESTMENTS LIMITED                 523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
277   3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
278   3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         525990 - Other        Camana Bay              CAYMAN ISLANDS
                                                               Financial Vehicles
279   3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
280   4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED     54121 - Accounting,   Tortola                 BRITISH VIRGIN
                                                               Tax Preparation,                              ISLANDS
                                                               Bookkeeping and
                                                               Payroll Services
281   3          GOLDMAN, SACHS & CO. OHG                      522110 - Commercial   Frankfurt am            GERMANY
                                                               Banking               Main
282   4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
283   5              EACCESS HOLDINGS L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
284   5              GS CAPITAL PARTNERS 2000 GMBH & CO.       525990 - Other        Berlin                  GERMANY
                       BETEILIGUNGS KG                         Financial Vehicles
285   6                FS INVEST SARL                          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
286   7                  FS INVEST II SARL                     525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
287   8                    ISS HOLDING A/S                     525990 - Other        Copenhagen              DENMARK (OTHER)
                                                               Financial Vehicles
288   9                      ISS A/S                           525990 - Other        Copenhagen              DENMARK (OTHER)
                                                               Financial Vehicles
289   6                GS 2000-I, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
290   7                  GOLDMAN SACHS 1, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
291   7                  GOLDMAN SACHS 5, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
292   6                GSCP 2000 GMBH CCH HOLDING I            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
293   7                  GSCP 2000 GERMANY CEBRIDGE HOLDINGS   525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
294   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
295   8                    CEQUEL COMMUNICATIONS HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             LLC                               Financial Vehicles
296   6                GSCP 2000 GMBH CCH HOLDING II           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
297   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
298   6                GSCP GMBH CEBRIDGE HOLDING CORP. II     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
299   6                SUNGARD CAPITAL CORP.                   51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
300   7                  SUNGARD CAPITAL CORP. II              51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
301   4            GS CAPITAL PARTNERS 2000 GMBH & CO.         525990 - Other        Berlin                  GERMANY
                     BETEILIGUNGS KG                           Financial Vehicles
302   4            GS CAPITAL PARTNERS II (GERMANY) CIVIL      525990 - Other        Berlin                  GERMANY
                     LAW PARTNERSHIP                           Financial Vehicles
303   3          HILLTOP INVESTMENTS LIMITED                   523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
304   3          LORRAINE FUNDING LIMITED                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
305   4            CHILTERN TRUST                              523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
306   2        GOLDMAN SACHS (CHINA) L.L.C.                    551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
307   2        GOLDMAN SACHS (NETHERLANDS) B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
308   3          GOLDMAN SACHS GESTION S.G.I.I.C. S.A.         523930 - Investment   Madrid                  SPAIN
                                                               Advice
309   2        GOLDMAN SACHS (UK) L.L.C.                       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
310   3          GOLDMAN SACHS BANK (EUROPE) PLC               522110 - Commercial   Dublin                  IRELAND
                                                               Banking
311   3          GOLDMAN SACHS GROUP HOLDINGS (U.K.)           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
312   4            AMAGANSETT FINANCING LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
313   4            FLEET TRADE & TRANSPORT LIMITED             523130 - Commodity    London                  UNITED KINGDOM
                                                               Contracts Dealing                             (OTHER)
314   4            GOLDMAN SACHS (MONACO) S.A.M.               523930 - Investment   Monaco                  MONACO
                                                               Advice
315   4            GOLDMAN SACHS (RUSSIA)                      523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
316   4            GOLDMAN SACHS ASSET MANAGEMENT              523920 - Portfolio    London                  UNITED KINGDOM
                     INTERNATIONAL                             Management                                    (OTHER)

317   5              GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND   525910 - Open-End     Luxembourg              LUXEMBOURG
                       OF GOLDMAN SACHS FUNDS)                 Investment Funds


318   5              GOLDMAN SACHS BANK (EUROPE) PLC           522110 - Commercial   Dublin                  IRELAND
                                                               Banking
319   5              GOLDMAN SACHS BLENDED CURRENCY FUND (A    525910 - Open-End     Dublin                  IRELAND
                       SUBFUND OF GOLDMAN SACHS INSTITUTIONAL  Investment Funds
                       FUNDS PLC)

320   6                GOLDMAN SACHS FUNDAMENTAL CURRENCY      525910 - Open-End     Dublin                  IRELAND
                         FUND PLC                              Investment Funds
321   5              GOLDMAN SACHS BRICS EQUITY PASSIVE        525910 - Open-End     Dublin                  IRELAND
                       FUND (A SUBFUND OF GOLDMAN SACHS        Investment Funds
                       INSTITUTIONAL FUNDS PLC)

322   5              GOLDMAN SACHS BRICS PORTFOLIO (A          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


323   5              GOLDMAN SACHS CHINA OPPORTUNITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

324   5              GOLDMAN SACHS COMMODITIES ENHANCED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INDEX PORTFOLIO (A SUBFUND OF GOLDMAN   Investment Funds
                       SACHS FUNDS)

325   5              GOLDMAN SACHS CORPORATE CREDIT            525910 - Open-End     Dublin                  IRELAND
                       INVESTMENT FUND   (A SUBFUND OF GOLDMAN Investment Funds
                       SACHS INSTITUTIONAL FUNDS II PLC)

326   6                CCIF LOANS LIMITED                      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
327   5              GOLDMAN SACHS DEDICATED INVESTMENT FUND   525910 - Open-End     Dublin                  IRELAND
                       (A SUBFUND OF GOLDMAN SACHS             Investment Funds
                       INSTITUTIONAL FUNDS PLC)

328   5              GOLDMAN SACHS EMERGING MARKET BOND PLUS   525910 - Open-End     George Town             CAYMAN ISLANDS
                       SUB-TRUST                               Investment Funds


329   5              GOLDMAN SACHS EMERGING MARKETS CORE       525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

330   5              GOLDMAN SACHS EMERGING MARKETS DEBT       525910 - Open-End     Dublin                  IRELAND
                       LOCAL FEEDER (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS GLOBAL FUNDS)

331   5              GOLDMAN SACHS EURO FIXED INCOME PLUS      525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

332   5              GOLDMAN SACHS EURO GOVERNMENT LIQUID      525910 - Open-End     Dublin                  IRELAND
                       RESERVES FUND (A SUB-FUND OF THE        Investment Funds
                       GOLDMAN SACHS FUNDS, PLC)

333   5              GOLDMAN SACHS EURO LIQUID RESERVES        525910 - Open-End     Dublin                  IRELAND
                       FUND, A SUB-FUND OF THE GOLDMANS SACHS  Investment Funds
                       FUNDS, PLC

334   5              GOLDMAN SACHS EURO MONEY MARKET FUND      525910 - Open-End     Dublin                  IRELAND
                       (A SUB-FUND OF GOLDMAN SACHS MONEY      Investment Funds
                       MARKET FUNDS)

335   5              GOLDMAN SACHS EUROPE CONCENTRATED         525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

336   5              GOLDMAN SACHS EUROPE CORE EQUITY          525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

337   5              GOLDMAN SACHS EUROPE CORE FLEX            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

338   5              GOLDMAN SACHS EUROPE PORTFOLIO (A         525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


339   5              GOLDMAN SACHS FCP - US ENHANCED CORE      525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO                        Investment Funds


340   5              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND   525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds


341   5              GOLDMAN SACHS FUNDS - GS EURO AGGREGATE   525910 - Open-End     Luxembourg              LUXEMBOURG
                       BOND PORTFOLIO (HEDGED)                 Investment Funds


342   5              GOLDMAN SACHS GBP LIBOR TRACKER - 3       525910 - Open-End     Dublin                  IRELAND
                       MONTHS FUND  (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS INSTITUTIONAL FUNDS PLC)

343   5              GOLDMAN SACHS GLOBAL CORE EQUITY          525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

344   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 1     525910 - Open-End     George Town             CAYMAN ISLANDS
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL   Investment Funds
                       INVESTORS ONLY)

345   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 2     525910 - Open-End     George Town             CAYMAN ISLANDS
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL   Investment Funds
                       INVESTORS ONLY)

346   5              GOLDMAN SACHS GLOBAL CORPORATE MARKET     525910 - Open-End     Dublin                  IRELAND
                       CYCLE FUND (A SUBFUND OF GOLDMAN SACHS  Investment Funds
                       INSTITUTIONAL FUNDS PLC)

347   5              GOLDMAN SACHS GLOBAL CORPORATE            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

348   5              GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (HEDGED) (A SUBFUND OF GOLDMAN SACHS    Investment Funds
                       FUNDS)

349   5              GOLDMAN SACHS GLOBAL CURRENCY FUND        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


350   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      525910 - Open-End     Dublin                  IRELAND
                       DOLLAR PLUS                             Investment Funds


351   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      525910 - Open-End     Dublin                  IRELAND
                       EURO PLUS                               Investment Funds


352   5              GOLDMAN SACHS GLOBAL CURRENCY PLUS        525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

353   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       CONCENTRATED EQUITY PORTFOLIO (A        Investment Funds
                       SUBFUND OF GOLDMAN SACHS FUNDS)

354   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       DEBT LOCAL PORTFOLIO (A SUBFUND OF      Investment Funds
                       GOLDMAN SACHS FUNDS)

355   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       DEBT PORTFOLIO (A SUBFUND OF GOLDMAN    Investment Funds
                       SACHS FUNDS)

356   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

357   5              GOLDMAN SACHS GLOBAL EQUITY PARTNERS      525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (PREVIOUSLY GLOBAL PCP EQUITY Investment Funds
                       PORTFOLIO) (A SUBFUND OF GOLDMAN SACHS
                       FUNDS)
358   5              GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


359   5              GOLDMAN SACHS GLOBAL FIXED INCOME PLUS    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

360   5              GOLDMAN SACHS GLOBAL FIXED INCOME         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

361   5              GOLDMAN SACHS GLOBAL FIXED INCOME         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

362   5              GOLDMAN SACHS GLOBAL HIGH YIELD           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

363   5              GOLDMAN SACHS GLOBAL HIGH YIELD           525910 - Open-End     Dublin                  IRELAND
                       PORTFOLIO II  (A SUBFUND OF             Investment Funds
                       GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)

364   5              GOLDMAN SACHS GLOBAL LIBOR PLUS I         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

365   5              GOLDMAN SACHS GLOBAL LIBOR PLUS II        525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                        SACHS FUNDS)

366   5              GOLDMAN SACHS GLOBAL SMALL CAP CORE       525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

367   5              GOLDMAN SACHS GLOBAL TACTICAL ASSET       525910 - Open-End     Dublin                  IRELAND
                       ALLOCATION FUNDS-GOLDMAN SACHS GTAA     Investment Funds
                       EQUITY STRATEGY FUND

368   5              GOLDMAN SACHS GMS ALPHA+ EQUITY           525910 - Open-End     Dublin                  IRELAND
                       ADVISORS 1 (A SUBFUND OF GOLDMAN        Investment Funds
                       SACHS INSTITUTIONAL FUNDS PLC)

369   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

370   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO II (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS FUNDS)

371   5              GOLDMAN SACHS GMS ASIA (EX-JAPAN)         525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF          Investment Funds
                       GOLDMAN SACHS FUNDS II)

372   5              GOLDMAN SACHS GMS EUROPE EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

373   5              GOLDMAN SACHS GMS GLOBAL EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

374   5              GOLDMAN SACHS GMS JAPAN EQUITY            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

375   5              GOLDMAN SACHS GMS US EQUITY PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS II)   Investment Funds


376   5              GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A   525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


377   5              GOLDMAN SACHS JAPAN CORE EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

378   5              GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


379   5              GOLDMAN SACHS JAPAN PORTFOLIO (A          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds

252   3          GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED    100        N/A


253   4            GOLDMAN SACHS (ASIA) FINANCE                100        N/A


254   5              BLUE RIDGE REALTY FINANCE (DELAWARE)      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
255   5              GOLDMAN SACHS (INDIA) SECURITIES          100        N/A
                       PRIVATE LIMITED

256   5              GOLDMAN SACHS STRUCTURED PRODUCTS         100        N/A
                       (ASIA) LIMITED

257   4            GOLDMAN SACHS (ASIA) L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

258   5              GOLDMAN SACHS GAO HUA SECURITIES          N/A        N/A        The direct holder is a
                       COMPANY LIMITED                                               Non-Managing Member.

259   4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED     100        N/A

260   4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED   100        N/A

261   5              KPL FUNDING LIMITED                       100        N/A

262   4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK      100        N/A
                     LIMITED

263   4            GOLDMAN SACHS FOREIGN EXCHANGE              100        N/A
                     (SINGAPORE) PTE.

264   5              GOLDMAN SACHS (SINGAPORE) PTE             79         N/A


265   5              GOLDMAN SACHS FUTURES PTE LTD             100        N/A



266   5              GOLDMAN SACHS REALTY ASIA PACIFIC PTE.    100        N/A
                       LTD.


267   5              J. ARON & COMPANY (SINGAPORE) PTE.        100        N/A

268   4            GOLDMAN SACHS FUTURES (ASIA) LIMITED        100        N/A

269   4            Goldman Sachs (Malaysia) Sdn. Bhd.          100        N/A


270   2        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY          100        N/A


271   3          ELBE FUNDING LIMITED                          100        N/A

272   4            RHYS TRUST                                  N/A        N/A        The direct holder is a
                                                                                     Trustee.

273   5              SAPIEN LIMITED                            100        N/A

274   6                SARGASSO LIMITED                        100        N/A

275   3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

276   4            BEESTON INVESTMENTS LIMITED                 100        N/A


277   3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

278   3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         100        N/A

279   3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      100        N/A



280   4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED     100        N/A



281   3          GOLDMAN, SACHS & CO. OHG                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
282   4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH       100        N/A

283   5              EACCESS HOLDINGS L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

284   5              GS CAPITAL PARTNERS 2000 GMBH & CO.       N/A        N/A        The direct holder is a
                       BETEILIGUNGS KG                                               Limited Partner.
285   6                FS INVEST SARL                          44         N/A

286   7                  FS INVEST II SARL                     100        N/A

287   8                    ISS HOLDING A/S                     100        N/A

288   9                      ISS A/S                           100        N/A

289   6                GS 2000-I, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
290   7                  GOLDMAN SACHS 1, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
291   7                  GOLDMAN SACHS 5, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
292   6                GSCP 2000 GMBH CCH HOLDING I            100        N/A

293   7                  GSCP 2000 GERMANY CEBRIDGE HOLDINGS   100        N/A
                           CORP.
294   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
295   8                    CEQUEL COMMUNICATIONS HOLDINGS,     36         N/A
                             LLC
296   6                GSCP 2000 GMBH CCH HOLDING II           100        N/A

297   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
298   6                GSCP GMBH CEBRIDGE HOLDING CORP. II     100        N/A

299   6                SUNGARD CAPITAL CORP.                   99         N/A


300   7                  SUNGARD CAPITAL CORP. II              100        N/A


301   4            GS CAPITAL PARTNERS 2000 GMBH & CO.         N/A        N/A        The direct holder is a
                     BETEILIGUNGS KG                                                 Limited Partner.
302   4            GS CAPITAL PARTNERS II (GERMANY) CIVIL      N/A        N/A        The direct holder is a
                     LAW PARTNERSHIP                                                 Managing Member.
303   3          HILLTOP INVESTMENTS LIMITED                   100        N/A


304   3          LORRAINE FUNDING LIMITED                      100        N/A

305   4            CHILTERN TRUST                              N/A        N/A        The direct holder is a
                                                                                     Trustee.

306   2        GOLDMAN SACHS (CHINA) L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


307   2        GOLDMAN SACHS (NETHERLANDS) B.V.                100        N/A

308   3          GOLDMAN SACHS GESTION S.G.I.I.C. S.A.         100        N/A

309   2        GOLDMAN SACHS (UK) L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

310   3          GOLDMAN SACHS BANK (EUROPE) PLC               100        N/A

311   3          GOLDMAN SACHS GROUP HOLDINGS (U.K.)           100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
312   4            AMAGANSETT FINANCING LIMITED                100        N/A

313   4            FLEET TRADE & TRANSPORT LIMITED             100        N/A

314   4            GOLDMAN SACHS (MONACO) S.A.M.               99         N/A

315   4            GOLDMAN SACHS (RUSSIA)                      99         N/A


316   4            GOLDMAN SACHS ASSET MANAGEMENT              100        N/A        This holding represents
                     INTERNATIONAL                                                   ownership in Ordinary B
                                                                                     shares.
317   5              GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND   N/A        N/A        The direct holder has
                       OF GOLDMAN SACHS FUNDS)                                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
318   5              GOLDMAN SACHS BANK (EUROPE) PLC           100        N/A

319   5              GOLDMAN SACHS BLENDED CURRENCY FUND (A    N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                        Control through a
                       FUNDS PLC)                                                    Management Agreement or
                                                                                     other arrangements.
320   6                GOLDMAN SACHS FUNDAMENTAL CURRENCY      10         N/A
                         FUND PLC
321   5              GOLDMAN SACHS BRICS EQUITY PASSIVE        N/A        N/A        The direct holder has
                       FUND (A SUBFUND OF GOLDMAN SACHS                              Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
322   5              GOLDMAN SACHS BRICS PORTFOLIO (A          N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
323   5              GOLDMAN SACHS CHINA OPPORTUNITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
324   5              GOLDMAN SACHS COMMODITIES ENHANCED        N/A        N/A        The direct holder has
                       INDEX PORTFOLIO (A SUBFUND OF GOLDMAN                         Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
325   5              GOLDMAN SACHS CORPORATE CREDIT            N/A        N/A        The direct holder has
                       INVESTMENT FUND   (A SUBFUND OF GOLDMAN                       Control through a
                       SACHS INSTITUTIONAL FUNDS II PLC)                             Management Agreement or
                                                                                     other arrangements.
326   6                CCIF LOANS LIMITED                      100        N/A

327   5              GOLDMAN SACHS DEDICATED INVESTMENT FUND   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS                                   Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
328   5              GOLDMAN SACHS EMERGING MARKET BOND PLUS   N/A        N/A        The direct holder has
                       SUB-TRUST                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
329   5              GOLDMAN SACHS EMERGING MARKETS CORE       N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
330   5              GOLDMAN SACHS EMERGING MARKETS DEBT       N/A        N/A        The direct holder has
                       LOCAL FEEDER (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS GLOBAL FUNDS)                                           Management Agreement or
                                                                                     other arrangements.
331   5              GOLDMAN SACHS EURO FIXED INCOME PLUS      N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
332   5              GOLDMAN SACHS EURO GOVERNMENT LIQUID      N/A        N/A        The direct holder has
                       RESERVES FUND (A SUB-FUND OF THE                              Control through a
                       GOLDMAN SACHS FUNDS, PLC)                                     Management Agreement or
                                                                                     other arrangements.
333   5              GOLDMAN SACHS EURO LIQUID RESERVES        N/A        N/A        The direct holder has
                       FUND, A SUB-FUND OF THE GOLDMANS SACHS                        Control through a
                       FUNDS, PLC                                                    Management Agreement or
                                                                                     other arrangements.
334   5              GOLDMAN SACHS EURO MONEY MARKET FUND      N/A        N/A        The direct holder has
                       (A SUB-FUND OF GOLDMAN SACHS MONEY                            Control through a
                       MARKET FUNDS)                                                 Management Agreement or
                                                                                     other arrangements.
335   5              GOLDMAN SACHS EUROPE CONCENTRATED         N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
336   5              GOLDMAN SACHS EUROPE CORE EQUITY          N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
337   5              GOLDMAN SACHS EUROPE CORE FLEX            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
338   5              GOLDMAN SACHS EUROPE PORTFOLIO (A         N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
339   5              GOLDMAN SACHS FCP - US ENHANCED CORE      N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
340   5              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND   N/A        N/A        The direct holder has
                       PLC                                                           Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
341   5              GOLDMAN SACHS FUNDS - GS EURO AGGREGATE   N/A        N/A        The direct holder has
                       BOND PORTFOLIO (HEDGED)                                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
342   5              GOLDMAN SACHS GBP LIBOR TRACKER - 3       N/A        N/A        The direct holder has
                       MONTHS FUND  (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS INSTITUTIONAL FUNDS PLC)                                Management Agreement or
                                                                                     other arrangements.
343   5              GOLDMAN SACHS GLOBAL CORE EQUITY          N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
344   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 1     N/A        N/A        The direct holder has
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL                         Control through a
                       INVESTORS ONLY)                                               Management Agreement or
                                                                                     other arrangements.
345   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 2     N/A        N/A        The direct holder has
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL                         Control through a
                       INVESTORS ONLY)                                               Management Agreement or
                                                                                     other arrangements.
346   5              GOLDMAN SACHS GLOBAL CORPORATE MARKET     N/A        N/A        The direct holder has
                       CYCLE FUND (A SUBFUND OF GOLDMAN SACHS                        Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
347   5              GOLDMAN SACHS GLOBAL CORPORATE            N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
348   5              GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO     N/A        N/A        The direct holder has
                       (HEDGED) (A SUBFUND OF GOLDMAN SACHS                          Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
349   5              GOLDMAN SACHS GLOBAL CURRENCY FUND        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
350   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      N/A        N/A        The direct holder has
                       DOLLAR PLUS                                                   Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
351   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      N/A        N/A        The direct holder has
                       EURO PLUS                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
352   5              GOLDMAN SACHS GLOBAL CURRENCY PLUS        N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
353   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       CONCENTRATED EQUITY PORTFOLIO (A                              Control through a
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Management Agreement or
                                                                                     other arrangements.
354   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       DEBT LOCAL PORTFOLIO (A SUBFUND OF                            Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
355   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       DEBT PORTFOLIO (A SUBFUND OF GOLDMAN                          Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
356   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
357   5              GOLDMAN SACHS GLOBAL EQUITY PARTNERS      N/A        N/A        The direct holder has
                       PORTFOLIO (PREVIOUSLY GLOBAL PCP EQUITY                       Control through a
                       PORTFOLIO) (A SUBFUND OF GOLDMAN SACHS                        Management Agreement or
                       FUNDS)                                                        other arrangements.
358   5              GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO     N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
359   5              GOLDMAN SACHS GLOBAL FIXED INCOME PLUS    N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
360   5              GOLDMAN SACHS GLOBAL FIXED INCOME         N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
361   5              GOLDMAN SACHS GLOBAL FIXED INCOME         N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
362   5              GOLDMAN SACHS GLOBAL HIGH YIELD           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
363   5              GOLDMAN SACHS GLOBAL HIGH YIELD           N/A        N/A        The direct holder has
                       PORTFOLIO II  (A SUBFUND OF                                   Control through a
                       GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                        Management Agreement or
                                                                                     other arrangements.
364   5              GOLDMAN SACHS GLOBAL LIBOR PLUS I         N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
365   5              GOLDMAN SACHS GLOBAL LIBOR PLUS II        N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                        SACHS FUNDS)                                                 Management Agreement or
                                                                                     other arrangements.
366   5              GOLDMAN SACHS GLOBAL SMALL CAP CORE       N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
367   5              GOLDMAN SACHS GLOBAL TACTICAL ASSET       N/A        N/A        The direct holder has
                       ALLOCATION FUNDS-GOLDMAN SACHS GTAA                           Control through a
                       EQUITY STRATEGY FUND                                          Management Agreement or
                                                                                     other arrangements.
368   5              GOLDMAN SACHS GMS ALPHA+ EQUITY           N/A        N/A        The direct holder has
                       ADVISORS 1 (A SUBFUND OF GOLDMAN                              Control through a
                       SACHS INSTITUTIONAL FUNDS PLC)                                Management Agreement or
                                                                                     other arrangements.
369   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
370   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     N/A        N/A        The direct holder has
                       PORTFOLIO II (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
371   5              GOLDMAN SACHS GMS ASIA (EX-JAPAN)         N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF                                Control through a
                       GOLDMAN SACHS FUNDS II)                                       Management Agreement or
                                                                                     other arrangements.
372   5              GOLDMAN SACHS GMS EUROPE EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
373   5              GOLDMAN SACHS GMS GLOBAL EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
374   5              GOLDMAN SACHS GMS JAPAN EQUITY            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
375   5              GOLDMAN SACHS GMS US EQUITY PORTFOLIO     N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS II)                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
376   5              GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
377   5              GOLDMAN SACHS JAPAN CORE EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
378   5              GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
379   5              GOLDMAN SACHS JAPAN PORTFOLIO (A          N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.

380   5              GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


381   5              GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A   525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


382   5              GOLDMAN SACHS QUANTITATIVE TOTAL          525910 - Open-End     Dublin                  IRELAND
                       CURRENCY MASTER FUND (A SUB FUND OF     Investment Funds
                       GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)

383   5              GOLDMAN SACHS SPECIALISED FIXED INCOME    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

384   5              GOLDMAN SACHS STERLING BROAD FIXED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INCOME PLUS PORTFOLIO (A SUBFUND OF     Investment Funds
                       GOLDMAN SACHS FUNDS)

385   5              GOLDMAN SACHS STERLING BROAD FIXED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INCOME PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

386   5              GOLDMAN SACHS STERLING CREDIT PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


387   5              GOLDMAN SACHS STERLING GOVERNMENT         525910 - Open-End     Dublin                  IRELAND
                       LIQUID RESERVES FUND (A SUB-FUND OF THE Investment Funds
                       GOLDMANS SACHS FUNDS, PLC)

388   5              GOLDMAN SACHS STERLING LIQUID RESERVES    525910 - Open-End     Dublin                  IRELAND
                       FUND (A SUB-FUND OF THE GOLDMANS SACHS  Investment Funds
                       FUNDS, PLC)

389   5              GOLDMAN SACHS SUSTAIN PORTFOLIO (A        525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


390   5              GOLDMAN SACHS US CORE EQUITY PORTFOLIO    525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


391   5              GOLDMAN SACHS US EQUITY ABSOLUTE RETURN   525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A Subfund of Goldman Sachs   Investment Funds
                       Funds)

392   5              GOLDMAN SACHS US EQUITY PORTFOLIO (A      525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


393   5              GOLDMAN SACHS US FIXED INCOME FEEDER      525910 - Open-End     Dublin                  IRELAND
                       PORTFOLIO  (A SUBFUND OF GOLDMAN        Investment Funds
                       SACHS GLOBAL FUNDS)

394   5              GOLDMAN SACHS US FIXED INCOME PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


395   5              GOLDMAN SACHS US GROWTH EQUITY            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

396   5              GOLDMAN SACHS US MORTGAGE BACKED          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SECURITIES PORTFOLIO (A SUBFUND OF      Investment Funds
                       GOLDMAN SACHS FUNDS)

397   5              GOLDMAN SACHS US SMALL CAP CORE EQUITY    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

398   5              GOLDMAN SACHS US VALUE EQUITY PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


399   5              GOLDMAN SACHS US$ LIBOR TRACKER 3         525910 - Open-End     Dublin                  IRELAND
                       MONTHS FUND (A SUBFUND OF GOLDMAN SACHS Investment Funds
                       INSTITUTIONAL FUNDS PLC)

400   5              GOLDMAN SACHS US$ LIQUID RESERVES FUND,   525910 - Open-End     Dublin                  IRELAND
                       A SUB-FUND OF THE GOLDMAN SACHS FUNDS,  Investment Funds
                       PLC

401   5              GOLDMAN SACHS US$ MONEY MARKET FUND  (A   525910 - Open-End     Dublin                  IRELAND
                       SUBFUND OF GOLDMAN SACHS MONEY MARKET   Investment Funds
                       FUNDS)

402   5              GOLDMAN SACHS US$ TREASURY LIQUID         525910 - Open-End     Dublin                  IRELAND
                       RESERVES FUND (A SUB-FUND OF THE        Investment Funds
                       GOLDMAN SACHS FUNDS, PLC)

403   5              GOLDMAN SACHS YEN LIQUID RESERVES FUND,   525910 - Open-End     Dublin                  IRELAND
                       (A SUB-FUND OF THE GOLDMANS SACHS       Investment Funds
                       FUNDS, PLC)

404   5              GS GLOBAL SUBORDINATED DEBT SECURITIES    525910 - Open-End     George Town             CAYMAN ISLANDS
                       FX SUB-TRUST                            Investment Funds


405   5              GSAMI China Equity Portfolio (a           525910 - Open-End     Dublin                  IRELAND
                       sub-fund of GSAMI China Funds, Public   Investment Funds
                       Limited Company)

406   5              Goldman Sachs Brazil Equity Portfolio     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A Subfund of Goldman Sachs Funds)      Investment Funds


407   4            GOLDMAN SACHS BANK (EUROPE) PLC             522110 - Commercial   Dublin                  IRELAND
                                                               Banking
408   4            GOLDMAN SACHS HOLDINGS (U.K.)               551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
409   5              DUNVEGAN INVESTMENTS, LTD.                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
410   5              FORRES LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
411   6                FORRES INVESTMENTS LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
412   7                  KILLINGHOLME GENERATION LIMITED       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
413   8                    GS KILLINGHOLME CAYMAN              525990 - Other        George Town             CAYMAN ISLANDS
                             INVESTMENTS LTD.                  Financial Vehicles
414   9                      GS KILLINGHOLME CAYMAN            525990 - Other        George Town             CAYMAN ISLANDS
                               INVESTMENTS II LTD              Financial Vehicles
415   10                       GS KILLINGHOLME CAYMAN          525990 - Other        George Town             CAYMAN ISLANDS
                                 INVESTMENTS III               Financial Vehicles
416   9                      GS KILLINGHOLME CAYMAN            525990 - Other        George Town             CAYMAN ISLANDS
                               INVESTMENTS III                 Financial Vehicles
417   8                    KPL ACQUISITIONS LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
418   9                      KPL HOLDINGS LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
419   8                    KPL FINANCE LIMITED                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
420   5              GOLDMAN SACHS ASSET MANAGEMENT (INDIA)    523920 - Portfolio    Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Management
421   5              GOLDMAN SACHS ASSET MANAGEMENT            523920 - Portfolio    London                  UNITED KINGDOM
                       INTERNATIONAL                           Management                                    (OTHER)

422   5              GOLDMAN SACHS BANK (EUROPE) PLC           522110 - Commercial   Dublin                  IRELAND
                                                               Banking
423   5              GOLDMAN SACHS INTERNATIONAL               523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
424   6                ARES FINANCE S.r.l.                     525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
425   6                AVK Rohr Limited                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


426   6                DUNVEGAN INVESTMENTS, LTD.              523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
427   6                FG CM HF I LIMITED                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


428   6                GGICO MIDDLE EAST EQUITY FUND LIMITED   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


429   6                GOLDMAN SACHS (JERSEY) LIMITED          523999 -              Saint Helier            CHANNEL ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
430   6                GOLDMAN SACHS BANK (EUROPE) PLC         522110 - Commercial   Dublin                  IRELAND
                                                               Banking
431   6                GOLDMAN SACHS EUROPE LIMITED            523930 - Investment   Saint Helier            GUERNSEY
                                                               Advice
432   6                GOLDMAN SACHS FINANCIAL PRODUCTS I      525990 - Other        George Town             CAYMAN ISLANDS
                         LIMITED                               Financial Vehicles


433   7                  MA ALTERNATIVE BETA TREND UCITS       525990 - Other        George Town             CAYMAN ISLANDS
                           LIMITED                             Financial Vehicles
434   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           CONVERTIBLE ARBITRAGE LIMITED       Financial Vehicles
435   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           EQUITY HEDGE LIMITED                Financial Vehicles
436   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           MACRO LIMITED                       Financial Vehicles
437   7                  SIGNUM AC CAPITAL LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


438   6                GOLDMAN SACHS SECURITIES (NOMINEES)     523910 -              London                  UNITED KINGDOM
                         LIMITED                               Miscellaneous                                 (OTHER)
                                                               Intermediation
439   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - DYNAMO-J11 V12 PORTFOLIO            Investment Funds


440   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - GLOBAL TRACKER PORTFOLIO            Investment Funds


441   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - GOLDMAN SACHS SYSTEMATIC ABSOLUTE   Investment Funds
                         RETURN TRACKER JPY STRATEGY PORTFOLIO

442   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - S&P GSCI ENHANCED STRATEGY          Investment Funds
                         PORTFOLIO

443   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - S&P GSCI LIGHT ENERGY PORTFOLIO     Investment Funds


444   6                GOLDMAN SACHS SPECIALIZED               525910 - Open-End     Luxembourg              LUXEMBOURG
                         INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO   Investment Funds


445   6                GOLDMAN SACHS SPECIALIZED               525910 - Open-End     Luxembourg              LUXEMBOURG
                         INVESTMENTS-GLOBAL TRACKER PORTFOLIO  Investment Funds
                         II

446   6                GOLDMAN SACHS STRATEGIC INVESTMENTS     525910 - Open-End     Dublin                  IRELAND
                         PLC-GOLDMAN SACHS DIVIDEND-LINKED     Investment Funds
                         EQUITY INCOME PORTFOLIO

447   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         II SICAV - GOLDMAN SACHS ABSOLUTE     Investment Funds
                         RETURN TRACKER INDEX ETF PORTFOLIO

448   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 10 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

449   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 15 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

450   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 20 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

451   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - BRICS NIFTY 50 DEVELOPED      Investment Funds
                         MARKETS PORTFOLIO

452   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - BRICS NIFTY 50 EMERGING       Investment Funds
                         MARKETS PORTFOLIO

453   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - DIVERSIFIED STRATEGIES        Investment Funds
                         PORTFOLIO

454   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - DYNAMO-CHF PORTFOLIO          Investment Funds


455   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS ABSOLUTE RETURN Investment Funds
                         TRACKER INDEX PORTFOLIO

456   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS ALTERNATIVE     Investment Funds
                         BETA TREND UCITS PORTFOLIO

457   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS COMMODITY ALPHA Investment Funds
                         PORTFOLIO

458   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS COMMODITY       Investment Funds
                         ALPHA-BETA PORTFOLIO

459   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS DIVIDEND LINKED Investment Funds
                         PORTFOLIO ON THE DOW JONES EURO STOXX
                         50 (R) INDEX
460   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS DOW JONES - UBS Investment Funds
                         ENHANCED STRATEGY PORTFOLIO

461   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS FLOATING RATE   Investment Funds
                         EURO PORTFOLIO

462   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-ALTERNATIVE ALPHA TACTICAL      Investment Funds
                         TRADING INDEX PORTFOLIO

463   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-MACRO HARVESTER PORTFOLIO       Investment Funds


464   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-REDUCED VOLATILITY VELOCITY AND Investment Funds
                         CARRY STRATEGY PORTFOLIO

465   6                HANA FINANCIAL GROUP INC.               523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
466   6                MA WCM FF Limited                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


467   6                SIGNUM AC CAPITAL LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


468   6                SPHERE FUNDO DE INVESTIMENTO            525910 - Open-End     Rio de Janeiro          BRAZIL
                         MULTIMERCADO - INVESTIMENTO NO        Investment Funds
                         EXTERIOR CREDITO PRIVADO
469   7                  SPHERE FUND                           525910 - Open-End     Sao Paulo               BRAZIL
                                                               Investment Funds
470   6                Signum AVK Limited                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


471   6                ULTEGRA FINANCE LIMITED                 525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles


472   5              GOLDMAN SACHS SAUDI ARABIA                525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
473   5              GOLDMAN SACHS TRUSTEE COMPANY (INDIA)     523991 - Trust,       Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Fiduciary, and
                                                               Custody Activities
474   5              GSSM HOLDING (U.K.)                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
475   5              MONTAGUE PLACE CUSTODY SERVICES           523991 - Trust,       London                  UNITED KINGDOM
                                                               Fiduciary, and                                (OTHER)
                                                               Custody Activities
476   4            GOLDMAN SACHS INTERNATIONAL                 523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
477   4            GOLDMAN SACHS INTERNATIONAL BANK            522110 - Commercial   London                  UNITED KINGDOM
                                                               Banking                                       (OTHER)
478   4            GOLDMAN SACHS SAUDI ARABIA                  525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
479   4            GS LEASING HOLDINGS LIMITED                 551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
480   5              BEHEER- EN BELEGGINGSMAATSCHAPPIJ         525990 - Other        London                  UNITED KINGDOM
                       BEFRACO B.V.                            Financial Vehicles                            (OTHER)
481   4            GS LEASING MANAGEMENT LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
482   4            GS LIQUID TRADING PLATFORM I PCC            525990 - Other        Saint Helier            CHANNEL ISLANDS
                                                               Financial Vehicles
483   4            GS LIQUID TRADING PLATFORM II LIMITED       525990 - Other        Saint Helier            CHANNEL ISLANDS
                                                               Financial Vehicles
484   4            KILLINGHOLME POWER GROUP LIMITED            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
485   5              KILLINGHOLME HOLDINGS LIMITED             551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
486   6                KILLINGHOLME GENERATION LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
487   4            MONEY PARTNERS HOLDINGS LIMITED             551112 - Offices of   Uxbridge                UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
488   5              MONEY PARTNERS LIMITED                    522310 - Mortgage and Uxbridge                UNITED KINGDOM
                                                               Nonmortgage Loan                              (OTHER)
                                                               Brokers
489   6                MONEY PARTNERS FINANCE LIMITED          522390 - Other        Uxbridge                UNITED KINGDOM
                                                               Activities Related to                         (OTHER)
                                                               Credit Intermediation
490   4            MONTAGUE PLACE CUSTODY SERVICES             523991 - Trust,       London                  UNITED KINGDOM
                                                               Fiduciary, and                                (OTHER)
                                                               Custody Activities
491   4            NUFCOR INTERNATIONAL LIMITED                523130 - Commodity    London                  UNITED KINGDOM
                                                               Contracts Dealing                             (OTHER)
492   5              NUFCOR CAPITAL LIMITED                    523930 - Investment   London                  UNITED KINGDOM
                                                               Advice                                        (OTHER)
493   4            SCADBURY UK LIMITED                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
494   5              GS EQUIPMENT FINANCE I LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
495   5              GS EQUIPMENT FINANCE II LIMITED           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
496   5              GS LEASING NO. 1 LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
497   6                GS LEASING                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
498   5              GS LEASING NO. 3 LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
499   6                GS LEASING                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
500   5              KILLINGHOLME GENERATION LIMITED           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
501   5              SCADBURY ASSETS                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
502   5              SCADBURY FUNDING LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
503   6                SCADBURY ASSETS                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
504   6                SCADBURY II ASSETS LIMITED              551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
505   7                  KILLINGHOLME GENERATION LIMITED       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
506   4            SHIRE UK LIMITED                            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
507   5              GS FUNDING INVESTMENTS LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles

380   5              GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
381   5              GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
382   5              GOLDMAN SACHS QUANTITATIVE TOTAL          N/A        N/A        The direct holder has
                       CURRENCY MASTER FUND (A SUB FUND OF                           Control through a
                       GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)                       Management Agreement or
                                                                                     other arrangements.
383   5              GOLDMAN SACHS SPECIALISED FIXED INCOME    N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
384   5              GOLDMAN SACHS STERLING BROAD FIXED        N/A        N/A        The direct holder has
                       INCOME PLUS PORTFOLIO (A SUBFUND OF                           Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
385   5              GOLDMAN SACHS STERLING BROAD FIXED        N/A        N/A        The direct holder has
                       INCOME PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
386   5              GOLDMAN SACHS STERLING CREDIT PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
387   5              GOLDMAN SACHS STERLING GOVERNMENT         N/A        N/A        The direct holder has
                       LIQUID RESERVES FUND (A SUB-FUND OF THE                       Control through a
                       GOLDMANS SACHS FUNDS, PLC)                                    Management Agreement or
                                                                                     other arrangements.
388   5              GOLDMAN SACHS STERLING LIQUID RESERVES    N/A        N/A        The direct holder has
                       FUND (A SUB-FUND OF THE GOLDMANS SACHS                        Control through a
                       FUNDS, PLC)                                                   Management Agreement or
                                                                                     other arrangements.
389   5              GOLDMAN SACHS SUSTAIN PORTFOLIO (A        N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
390   5              GOLDMAN SACHS US CORE EQUITY PORTFOLIO    N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
391   5              GOLDMAN SACHS US EQUITY ABSOLUTE RETURN   N/A        N/A        The direct holder has
                       PORTFOLIO (A Subfund of Goldman Sachs                         Control through a
                       Funds)                                                        Management Agreement or
                                                                                     other arrangements.
392   5              GOLDMAN SACHS US EQUITY PORTFOLIO (A      N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
393   5              GOLDMAN SACHS US FIXED INCOME FEEDER      N/A        N/A        The direct holder has
                       PORTFOLIO  (A SUBFUND OF GOLDMAN                              Control through a
                       SACHS GLOBAL FUNDS)                                           Management Agreement or
                                                                                     other arrangements.
394   5              GOLDMAN SACHS US FIXED INCOME PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
395   5              GOLDMAN SACHS US GROWTH EQUITY            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
396   5              GOLDMAN SACHS US MORTGAGE BACKED          N/A        N/A        The direct holder has
                       SECURITIES PORTFOLIO (A SUBFUND OF                            Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
397   5              GOLDMAN SACHS US SMALL CAP CORE EQUITY    N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
398   5              GOLDMAN SACHS US VALUE EQUITY PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
399   5              GOLDMAN SACHS US$ LIBOR TRACKER 3         N/A        N/A        The direct holder has
                       MONTHS FUND (A SUBFUND OF GOLDMAN SACHS                       Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
400   5              GOLDMAN SACHS US$ LIQUID RESERVES FUND,   N/A        N/A        The direct holder has
                       A SUB-FUND OF THE GOLDMAN SACHS FUNDS,                        Control through a
                       PLC                                                           Management Agreement or
                                                                                     other arrangements.
401   5              GOLDMAN SACHS US$ MONEY MARKET FUND  (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS MONEY MARKET                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
402   5              GOLDMAN SACHS US$ TREASURY LIQUID         N/A        N/A        The direct holder has
                       RESERVES FUND (A SUB-FUND OF THE                              Control through a
                       GOLDMAN SACHS FUNDS, PLC)                                     Management Agreement or
                                                                                     other arrangements.
403   5              GOLDMAN SACHS YEN LIQUID RESERVES FUND,   N/A        N/A        The direct holder has
                       (A SUB-FUND OF THE GOLDMANS SACHS                             Control through a
                       FUNDS, PLC)                                                   Management Agreement or
                                                                                     other arrangements.
404   5              GS GLOBAL SUBORDINATED DEBT SECURITIES    N/A        N/A        The direct holder has
                       FX SUB-TRUST                                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
405   5              GSAMI China Equity Portfolio (a           N/A        N/A        The direct holder has
                       sub-fund of GSAMI China Funds, Public                         Control through a
                       Limited Company)                                              Management Agreement or
                                                                                     other arrangements.
406   5              Goldman Sachs Brazil Equity Portfolio     N/A        N/A        The direct holder has
                       (A Subfund of Goldman Sachs Funds)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
407   4            GOLDMAN SACHS BANK (EUROPE) PLC             100        N/A

408   4            GOLDMAN SACHS HOLDINGS (U.K.)               100        N/A


409   5              DUNVEGAN INVESTMENTS, LTD.                100        N/A        This holding represents
                                                                                     ownership in Ordinary B
                                                                                     shares.
410   5              FORRES LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
411   6                FORRES INVESTMENTS LIMITED              100        N/A

412   7                  KILLINGHOLME GENERATION LIMITED       100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
413   8                    GS KILLINGHOLME CAYMAN              100        N/A
                             INVESTMENTS LTD.
414   9                      GS KILLINGHOLME CAYMAN            100        N/A
                               INVESTMENTS II LTD
415   10                       GS KILLINGHOLME CAYMAN          N/A        N/A        The direct holder is a
                                 INVESTMENTS III                                     General Partner.
416   9                      GS KILLINGHOLME CAYMAN            N/A        N/A        The direct holder is a
                               INVESTMENTS III                                       General Partner.
417   8                    KPL ACQUISITIONS LIMITED            100        N/A

418   9                      KPL HOLDINGS LIMITED              100        N/A

419   8                    KPL FINANCE LIMITED                 100        N/A

420   5              GOLDMAN SACHS ASSET MANAGEMENT (INDIA)    100        N/A
                       PRIVATE LIMITED
421   5              GOLDMAN SACHS ASSET MANAGEMENT            99         N/A        This holding represents
                       INTERNATIONAL                                                 ownership in Ordinary
                                                                                     shares.
422   5              GOLDMAN SACHS BANK (EUROPE) PLC           100        N/A

423   5              GOLDMAN SACHS INTERNATIONAL               100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
424   6                ARES FINANCE S.r.l.                     100        N/A

425   6                AVK Rohr Limited                        N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
426   6                DUNVEGAN INVESTMENTS, LTD.              100        N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
427   6                FG CM HF I LIMITED                      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
428   6                GGICO MIDDLE EAST EQUITY FUND LIMITED   N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
429   6                GOLDMAN SACHS (JERSEY) LIMITED          100        N/A



430   6                GOLDMAN SACHS BANK (EUROPE) PLC         100        N/A

431   6                GOLDMAN SACHS EUROPE LIMITED            91         N/A

432   6                GOLDMAN SACHS FINANCIAL PRODUCTS I      N/A        N/A        Entity is not controlled
                         LIMITED                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
433   7                  MA ALTERNATIVE BETA TREND UCITS       N/A        100
                           LIMITED
434   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           CONVERTIBLE ARBITRAGE LIMITED
435   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           EQUITY HEDGE LIMITED
436   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           MACRO LIMITED
437   7                  SIGNUM AC CAPITAL LIMITED             N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
438   6                GOLDMAN SACHS SECURITIES (NOMINEES)     100        N/A
                         LIMITED

439   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - DYNAMO-J11 V12 PORTFOLIO                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
440   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - GLOBAL TRACKER PORTFOLIO                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
441   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - GOLDMAN SACHS SYSTEMATIC ABSOLUTE                         Control through a
                         RETURN TRACKER JPY STRATEGY PORTFOLIO                       Management Agreement or
                                                                                     other arrangements.
442   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - S&P GSCI ENHANCED STRATEGY                                Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
443   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - S&P GSCI LIGHT ENERGY PORTFOLIO                           Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
444   6                GOLDMAN SACHS SPECIALIZED               N/A        N/A        The direct holder has
                         INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
445   6                GOLDMAN SACHS SPECIALIZED               N/A        N/A        The direct holder has
                         INVESTMENTS-GLOBAL TRACKER PORTFOLIO                        Control through a
                         II                                                          Management Agreement or
                                                                                     other arrangements.
446   6                GOLDMAN SACHS STRATEGIC INVESTMENTS     N/A        N/A        The direct holder has
                         PLC-GOLDMAN SACHS DIVIDEND-LINKED                           Control through a
                         EQUITY INCOME PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
447   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         II SICAV - GOLDMAN SACHS ABSOLUTE                           Control through a
                         RETURN TRACKER INDEX ETF PORTFOLIO                          Management Agreement or
                                                                                     other arrangements.
448   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 10 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
449   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 15 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
450   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 20 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
451   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - BRICS NIFTY 50 DEVELOPED                            Control through a
                         MARKETS PORTFOLIO                                           Management Agreement or
                                                                                     other arrangements.
452   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - BRICS NIFTY 50 EMERGING                             Control through a
                         MARKETS PORTFOLIO                                           Management Agreement or
                                                                                     other arrangements.
453   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - DIVERSIFIED STRATEGIES                              Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
454   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - DYNAMO-CHF PORTFOLIO                                Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
455   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS ABSOLUTE RETURN                       Control through a
                         TRACKER INDEX PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
456   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS ALTERNATIVE                           Control through a
                         BETA TREND UCITS PORTFOLIO                                  Management Agreement or
                                                                                     other arrangements.
457   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS COMMODITY ALPHA                       Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
458   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS COMMODITY                             Control through a
                         ALPHA-BETA PORTFOLIO                                        Management Agreement or
                                                                                     other arrangements.
459   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS DIVIDEND LINKED                       Control through a
                         PORTFOLIO ON THE DOW JONES EURO STOXX                       Management Agreement or
                         50 (R) INDEX                                                other arrangements.
460   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS DOW JONES - UBS                       Control through a
                         ENHANCED STRATEGY PORTFOLIO                                 Management Agreement or
                                                                                     other arrangements.
461   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS FLOATING RATE                         Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
462   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-ALTERNATIVE ALPHA TACTICAL                            Control through a
                         TRADING INDEX PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
463   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-MACRO HARVESTER PORTFOLIO                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
464   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-REDUCED VOLATILITY VELOCITY AND                       Control through a
                         CARRY STRATEGY PORTFOLIO                                    Management Agreement or
                                                                                     other arrangements.
465   6                HANA FINANCIAL GROUP INC.               10         N/A


466   6                MA WCM FF Limited                       N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
467   6                SIGNUM AC CAPITAL LIMITED               N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
468   6                SPHERE FUNDO DE INVESTIMENTO            100        N/A
                         MULTIMERCADO - INVESTIMENTO NO
                         EXTERIOR CREDITO PRIVADO
469   7                  SPHERE FUND                           100        N/A

470   6                Signum AVK Limited                      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
471   6                ULTEGRA FINANCE LIMITED                 N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
472   5              GOLDMAN SACHS SAUDI ARABIA                100        N/A

473   5              GOLDMAN SACHS TRUSTEE COMPANY (INDIA)     100        N/A
                       PRIVATE LIMITED

474   5              GSSM HOLDING (U.K.)                       99         N/A

475   5              MONTAGUE PLACE CUSTODY SERVICES           100        N/A


476   4            GOLDMAN SACHS INTERNATIONAL                 100        N/A        This holding represents
                                                                                     ownership in Preferred B
                                                                                     shares.
477   4            GOLDMAN SACHS INTERNATIONAL BANK            100        N/A

478   4            GOLDMAN SACHS SAUDI ARABIA                  100        N/A

479   4            GS LEASING HOLDINGS LIMITED                 100        N/A


480   5              BEHEER- EN BELEGGINGSMAATSCHAPPIJ         100        N/A
                       BEFRACO B.V.
481   4            GS LEASING MANAGEMENT LIMITED               100        N/A

482   4            GS LIQUID TRADING PLATFORM I PCC            100        N/A

483   4            GS LIQUID TRADING PLATFORM II LIMITED       100        N/A

484   4            KILLINGHOLME POWER GROUP LIMITED            100        N/A


485   5              KILLINGHOLME HOLDINGS LIMITED             100        N/A


486   6                KILLINGHOLME GENERATION LIMITED         99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
487   4            MONEY PARTNERS HOLDINGS LIMITED             100        N/A


488   5              MONEY PARTNERS LIMITED                    100        N/A


489   6                MONEY PARTNERS FINANCE LIMITED          100        N/A


490   4            MONTAGUE PLACE CUSTODY SERVICES             100        N/A


491   4            NUFCOR INTERNATIONAL LIMITED                100        N/A

492   5              NUFCOR CAPITAL LIMITED                    100        N/A

493   4            SCADBURY UK LIMITED                         100        N/A

494   5              GS EQUIPMENT FINANCE I LIMITED            100        N/A

495   5              GS EQUIPMENT FINANCE II LIMITED           100        N/A

496   5              GS LEASING NO. 1 LIMITED                  100        N/A

497   6                GS LEASING                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
498   5              GS LEASING NO. 3 LIMITED                  100        N/A

499   6                GS LEASING                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
500   5              KILLINGHOLME GENERATION LIMITED           99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
501   5              SCADBURY ASSETS                           100        N/A

502   5              SCADBURY FUNDING LIMITED                  100        N/A

503   6                SCADBURY ASSETS                         100        N/A

504   6                SCADBURY II ASSETS LIMITED              100        N/A


505   7                  KILLINGHOLME GENERATION LIMITED       99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
506   4            SHIRE UK LIMITED                            100        N/A


507   5              GS FUNDING INVESTMENTS LIMITED            100        N/A

508   5              GS FUNDING MANAGEMENT LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
509   5              HECHSHIRE                                 523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
510   5              SHIRE ASSETS                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
511   5              SHIRE FUNDING LIMITED                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
512   6                KILLINGHOLME GENERATION LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
513   6                SHIRE ASSETS                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
514   5              SHIRE II ASSETS LIMITED                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
515   3          GOLDMAN SACHS PROPERTY MANAGEMENT             53131 -               London                  UNITED KINGDOM
                                                               Nonresidential                                (OTHER)
                                                               property managers
516   2        GOLDMAN SACHS 1, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
517   2        GOLDMAN SACHS 2, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
518   2        GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
519   3          GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
520   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
521   2        GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
522   3          GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
523   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
524   4            GSEP 2004 REALTY CORP.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
525   2        GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
526   3          GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
527   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
528   4            GSEP 2005 REALTY CORP.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
529   2        GOLDMAN SACHS 230 PARK INVESTORS, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
530   3          W2007 230 PARK, LLC                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
531   2        GOLDMAN SACHS 3, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
532   2        GOLDMAN SACHS 4, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
533   2        GOLDMAN SACHS 49 FUND, LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
534   2        GOLDMAN SACHS 5, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
535   2        GOLDMAN SACHS ARGENTINA L.L.C.                  523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
536   2        GOLDMAN SACHS ASSET BACKED SECURITIES CORP.     522320 - Financial    Wilmington     DE       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
537   2        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.        523920 - Portfolio    Tokyo                   JAPAN
                                                               Management
538   3          GS JAPAN FIXED INCOME PLUS FUND               525910 - Open-End     Tokyo                   JAPAN
                                                               Investment Funds
539   2        GOLDMAN SACHS ASSET MANAGEMENT, L.P.            523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
540   3          ACADIAN: NON-US EQUITY [SERIES], A SERIES     525910 - Open-End     New York       NY       UNITED STATES
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES  Investment Funds
                   MANAGED PORTFOLIOS, L.L.C.
541   3          ALTRINSIC: NON-US EQUITY LLC                  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
542   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
543   3          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)       525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
544   3          DONALD SMITH: SMALL CAP VALUE [SERIES], A     525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
545   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      525910 - Open-End     New York       NY       UNITED STATES
                   PORTFOLIO 3 [SERIES], A SERIES OF GOLDMAN   Investment Funds
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
546   4            GMS DISCOVERY FUND, LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
547   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      525910 - Open-End     New York       NY       UNITED STATES
                   PORTFOLIO 5 [SERIES], A SERIES OF GOLDMAN   Investment Funds
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
548   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
549   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES],  SERIES OF GOLDMAN SACHS GLOBAL   Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
550   4            GMS DISCOVERY FUND, LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
551   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
552   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
553   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
554   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
555   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER  L.P.                     Investment Funds
556   3          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
557   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE MASTER L.P.          Investment Funds
558   3          FAIRHOLME: DYNAMIC EQUITY [SERIES], A         525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
559   3          GMS DISCOVERY FUND, LLC                       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
560   3          GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY       525990 - Other        Wilmington     DE       UNITED STATES
                   STRATEGY FUND SEED ACCOUNT, LLC             Financial Vehicles
561   3          GOLDMAN SACHS 2007 LIQUIDITY ADVISORS,        525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
562   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007       525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
563   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
564   4            GS CREDIT OPPORTUNITIES 2007, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
565   5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
566   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.L.C.                                Financial Vehicles
567   7                  GS MEZZANINE PARTNERS V ONSHORE       525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
568   8                    GSMP V ONSHORE INTERNATIONAL, LTD.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
569   8                    GSMP V ONSHORE INVESTMENT FUND,     525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
570   8                    GSMP V ONSHORE S.a. r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
571   8                    GSMP V ONSHORE SENIOR S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
572   8                    GSMP V ONSHORE US, LTD.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
573   9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
574   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
575   3          GOLDMAN SACHS 49 FUND, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


576   3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   523920 - Portfolio    Sao Paulo               BRAZIL
                                                               Management
577   4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE        525910 - Open-End     Sao Paulo               BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO EM ACOES

578   5              GOLDMAN SACHS MASTER IBOVESPA ATIVO -     525910 - Open-End     Rio de Janeiro          BRAZIL
                       FUNDO DE INVESTIMENTO EM ACOES          Investment Funds
579   4            GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE    525910 - Open-End     Rio de Janeiro          BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO EM ACOES

580   5              GOLDMAN SACHS MASTER IBX ATIVO - FUNDO    525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO EM ACOES                Investment Funds
581   4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE      525910 - Open-End     Sao Paulo               BRAZIL
             INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO   Investment Funds
               MULTIMERCADO

582   5              GOLDMAN SACHS MASTER HEDGE FUNDO DE       525910 - Open-End     Rio de Janeiro          BRAZIL
                       INVESTIMENTO MULTIMERCADO               Investment Funds
583   4            GOLDMAN SACHS RENDA FIXA IMAB ATIVO FUNDO   525910 - Open-End     Rio de Janeiro          BRAZIL
                     DE INVESTIMENTO EM COTAS DE FUNDOS DE     Investment Funds
                     INVESTIMENTO

584   5              GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO    525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO RENDA FIXA              Investment Funds
585   4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE      525910 - Open-End     Sao Paulo               BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO

586   5              GOLDMAN SACHS MASTER RENDA FIXA FUNDO     525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO                         Investment Funds
587   3          GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.      523920 - Portfolio    Tokyo                   JAPAN
                                                               Management
588   3          GOLDMAN SACHS ASSET MANAGEMENT KOREA CO.,     523920 - Portfolio    Chong Ro-Gu             KOREA, SOUTH
                   LTD.                                        Management
589   4            CREDIT HOLEINONE PP FI                      525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                                                               Investment Funds


590   4            HANA FINANCIAL GROUP INC.                   523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
591   4            HOLEINONE PP DERIV. 3                       525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                                                               Investment Funds


592   3          GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY) Investment Funds


593   4            GOLDMAN SACHS BANK LOAN PORTFOLIO   (A      525910 - Open-End     Dublin                  IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL    Investment Funds
                     FUNDS II PLC)
594   5              ABS Loans 2007 Limited                    525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
595   3          GOLDMAN SACHS CANADIAN LONG DURATION PLUS     525910 - Open-End     Toronto        ON       CANADA
                   FIXED INCOME FUND                           Investment Funds


596   3          GOLDMAN SACHS CATASTROPHE RISK PREMIUM        525990 - Other        Wilmington     DE       UNITED STATES
                   OPPORTUNITIES ADVISORS III, L.L.C.          Financial Vehicles
597   3          GOLDMAN SACHS COMMODITIES FUND, LLC           525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
598   3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND,   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
599   3          GOLDMAN SACHS CONCENTRATED MEZZANINE AND      525990 - Other        New York       NY       UNITED STATES
                   DISTRESSED FUND, LLC                        Financial Vehicles
600   4            GS MEZZANINE PARTNERS 2006, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
601   5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
602   6                GS MEZZANINE PARTNERS 2006 ONSHORE      525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
603   7                  GSMP 2006 ONSHORE INVESTMENT FUND,    525990 - Other        New York       NY       UNITED STATES
                           L.L.C.                              Financial Vehicles
604   8                    GSMP 2006 ONSHORE INTERNATIONAL,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
605   9                      GSMP 2006 ONSHORE HOLDINGS        525990 - Other        George Town             CAYMAN ISLANDS
                               INTERNATIONAL, LTD.             Financial Vehicles
606   10                       GSMP 2006 ONSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                                 INTERNATIONAL (BRENNTAG),     Financial Vehicles
                                 LTD.
607   10                       GSMP 2006 Onshore Holdings      525990 - Other        Luxembourg              LUXEMBOURG
                                 S.a r.l.                      Financial Vehicles
608   9                      SEVRES II S.A.R.L.                525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
609   10                       MEDIANNUAIRE HOLDING            525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
610   11                         MEDIANNUAIRE                  525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
611   12                           PAGESJAUNES GROUPE          525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
612   8                    GSMP 2006 ONSHORE US, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
613   9                      GSMP 2006 ONSHORE HOLDINGS US,    525990 - Other        George Town             CAYMAN ISLANDS
                               LTD.                            Financial Vehicles
614   7                  GSMP 2006 ONSHORE S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
615   5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
616   3          GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP,   525990 - Other        New York       NY       UNITED STATES
                   LLC                                         Financial Vehicles
617   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
618   3          GOLDMAN SACHS CORPORATE CREDIT INVESTMENT     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
619   3          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP,   525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
620   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Investment Funds
621   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
622   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
623   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
624   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
625   3          GOLDMAN SACHS CREDIT OPPORTUNITIES            525990 - Other        Wilmington     DE       UNITED STATES
                   INSTITUTIONAL 2008 ADVISORS, L.L.C.         Financial Vehicles
626   4            GOLDMAN SACHS CREDIT OPPORTUNITIES          525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL 2008 FUND, L.P.             Investment Funds
627   3          GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                   FUND, LLC                                   Financial Vehicles
628   3          GOLDMAN SACHS DIRECT STRATEGIES QEP           525910 - Open-End     New York       NY       UNITED STATES
                   EMPLOYEE FUND, LLC                          Investment Funds
629   3          GOLDMAN SACHS EMERGING MARKET BOND LOCAL      525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


630   3          GOLDMAN SACHS EMERGING MARKET BOND PLUS       525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


631   3          GOLDMAN SACHS EMERGING MARKET BOND            525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

632   3          GOLDMAN SACHS EMERGING MARKETS GP, LLC        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
633   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
634   3          GOLDMAN SACHS EMERGING MARKETS INVESTMENT     525910 - Open-End     George Town             CAYMAN ISLANDS
                   GRADE BOND SUB-TRUST                        Investment Funds


635   3          GOLDMAN SACHS EMERGING MARKETS                525910 - Open-End     New York       NY       UNITED STATES
                   OPPORTUNITIES FUND, LLC                     Investment Funds

508   5              GS FUNDING MANAGEMENT LIMITED             100        N/A

509   5              HECHSHIRE                                 100        100


510   5              SHIRE ASSETS                              100        N/A

511   5              SHIRE FUNDING LIMITED                     100        N/A

512   6                KILLINGHOLME GENERATION LIMITED         99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
513   6                SHIRE ASSETS                            100        N/A

514   5              SHIRE II ASSETS LIMITED                   100        N/A

515   3          GOLDMAN SACHS PROPERTY MANAGEMENT             100        N/A


516   2        GOLDMAN SACHS 1, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
517   2        GOLDMAN SACHS 2, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
518   2        GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
519   3          GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
520   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
521   2        GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
522   3          GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
523   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
524   4            GSEP 2004 REALTY CORP.                      100        N/A

525   2        GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
526   3          GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
527   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
528   4            GSEP 2005 REALTY CORP.                      100        N/A

529   2        GOLDMAN SACHS 230 PARK INVESTORS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
530   3          W2007 230 PARK, LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
531   2        GOLDMAN SACHS 3, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
532   2        GOLDMAN SACHS 4, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
533   2        GOLDMAN SACHS 49 FUND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
534   2        GOLDMAN SACHS 5, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
535   2        GOLDMAN SACHS ARGENTINA L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

536   2        GOLDMAN SACHS ASSET BACKED SECURITIES CORP.     100        N/A




537   2        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.        100        N/A

538   3          GS JAPAN FIXED INCOME PLUS FUND               100        N/A

539   2        GOLDMAN SACHS ASSET MANAGEMENT, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
540   3          ACADIAN: NON-US EQUITY [SERIES], A SERIES     N/A        N/A        The direct holder is a
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                        Managing Member.
                   MANAGED PORTFOLIOS, L.L.C.
541   3          ALTRINSIC: NON-US EQUITY LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
542   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
543   3          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)       N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
544   3          DONALD SMITH: SMALL CAP VALUE [SERIES], A     N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
545   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      N/A        N/A        The direct holder is a
                   PORTFOLIO 3 [SERIES], A SERIES OF GOLDMAN                         Managing Member.
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
546   4            GMS DISCOVERY FUND, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
547   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      N/A        N/A        The direct holder is a
                   PORTFOLIO 5 [SERIES], A SERIES OF GOLDMAN                         Managing Member.
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
548   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
549   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2          N/A        N/A        The direct holder is a
                   [SERIES],  SERIES OF GOLDMAN SACHS GLOBAL                         Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
550   4            GMS DISCOVERY FUND, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
551   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4          N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
552   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
553   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
554   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
555   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER  L.P.                                           Limited Partner.
556   3          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
557   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE MASTER L.P.                                Limited Partner.
558   3          FAIRHOLME: DYNAMIC EQUITY [SERIES], A         N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
               STRATEGIES MANAGED PORTFOLIOS, L.L.C.
559   3          GMS DISCOVERY FUND, LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
560   3          GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY       N/A        N/A        The direct holder is a
                   STRATEGY FUND SEED ACCOUNT, LLC                                   Managing Member.
561   3          GOLDMAN SACHS 2007 LIQUIDITY ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
562   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007       N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
563   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
564   4            GS CREDIT OPPORTUNITIES 2007, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
565   5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
566   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.L.C.                                                      Non-Managing Member.
567   7                  GS MEZZANINE PARTNERS V ONSHORE       N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
568   8                    GSMP V ONSHORE INTERNATIONAL, LTD.  100        N/A

569   8                    GSMP V ONSHORE INVESTMENT FUND,     100        N/A
                             LTD.
570   8                    GSMP V ONSHORE S.a. r.l.            100        N/A

571   8                    GSMP V ONSHORE SENIOR S.A R.L.      100        N/A

572   8                    GSMP V ONSHORE US, LTD.             100        N/A

573   9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




574   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
575   3          GOLDMAN SACHS 49 FUND, LLC                    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
576   3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   100        N/A

577   4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE        N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO EM ACOES                                           Management Agreement or
                                                                                     other arrangements.
578   5              GOLDMAN SACHS MASTER IBOVESPA ATIVO -     100        N/A
                       FUNDO DE INVESTIMENTO EM ACOES
579   4            GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE    N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO EM ACOES                                           Management Agreement or
                                                                                     other arrangements.
580   5              GOLDMAN SACHS MASTER IBX ATIVO - FUNDO    100        N/A
                       DE INVESTIMENTO EM ACOES
581   4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE      N/A        N/A        The direct holder has
             INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                         Control through a
               MULTIMERCADO                                                          Management Agreement or
                                                                                     other arrangements.
582   5              GOLDMAN SACHS MASTER HEDGE FUNDO DE       100        N/A
                       INVESTIMENTO MULTIMERCADO
583   4            GOLDMAN SACHS RENDA FIXA IMAB ATIVO FUNDO   N/A        N/A        The direct holder has
                     DE INVESTIMENTO EM COTAS DE FUNDOS DE                           Control through a
                     INVESTIMENTO                                                    Management Agreement or
                                                                                     other arrangements.
584   5              GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO    100        N/A
                       DE INVESTIMENTO RENDA FIXA
585   4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE      N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO                                                    Management Agreement or
                                                                                     other arrangements.
586   5              GOLDMAN SACHS MASTER RENDA FIXA FUNDO     100        N/A
                       DE INVESTIMENTO
587   3          GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.      100        N/A

588   3          GOLDMAN SACHS ASSET MANAGEMENT KOREA CO.,     100        N/A
                   LTD.
589   4            CREDIT HOLEINONE PP FI                      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
590   4            HANA FINANCIAL GROUP INC.                   10         N/A


591   4            HOLEINONE PP DERIV. 3                       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
592   3          GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN   N/A        N/A        The direct holder has
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
593   4            GOLDMAN SACHS BANK LOAN PORTFOLIO   (A      75         N/A
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL
                     FUNDS II PLC)
594   5              ABS Loans 2007 Limited                    100        N/A

595   3          GOLDMAN SACHS CANADIAN LONG DURATION PLUS     N/A        N/A        The direct holder has
                   FIXED INCOME FUND                                                 Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
596   3          GOLDMAN SACHS CATASTROPHE RISK PREMIUM        N/A        N/A        The direct holder is a
                   OPPORTUNITIES ADVISORS III, L.L.C.                                Managing Member.
597   3          GOLDMAN SACHS COMMODITIES FUND, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
598   3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
599   3          GOLDMAN SACHS CONCENTRATED MEZZANINE AND      N/A        N/A        The direct holder is a
                   DISTRESSED FUND, LLC                                              Managing Member.
600   4            GS MEZZANINE PARTNERS 2006, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
601   5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
602   6                GS MEZZANINE PARTNERS 2006 ONSHORE      N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
603   7                  GSMP 2006 ONSHORE INVESTMENT FUND,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
604   8                    GSMP 2006 ONSHORE INTERNATIONAL,    100        N/A
                             LTD.
605   9                      GSMP 2006 ONSHORE HOLDINGS        100        N/A
                               INTERNATIONAL, LTD.
606   10                       GSMP 2006 ONSHORE HOLDINGS      100        N/A
                                 INTERNATIONAL (BRENNTAG),
                                 LTD.
607   10                       GSMP 2006 Onshore Holdings      100        N/A
                                 S.a r.l.
608   9                      SEVRES II S.A.R.L.                73         73

609   10                       MEDIANNUAIRE HOLDING            29         N/A

610   11                         MEDIANNUAIRE                  100        N/A

611   12                           PAGESJAUNES GROUPE          54         N/A

612   8                    GSMP 2006 ONSHORE US, LTD.          100        N/A

613   9                      GSMP 2006 ONSHORE HOLDINGS US,    100        N/A
                               LTD.
614   7                  GSMP 2006 ONSHORE S.A.R.L.            100        N/A

615   5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
616   3          GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
617   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
618   3          GOLDMAN SACHS CORPORATE CREDIT INVESTMENT     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
619   3          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
620   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
621   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
622   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
623   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
624   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
625   3          GOLDMAN SACHS CREDIT OPPORTUNITIES            N/A        N/A        The direct holder is a
                   INSTITUTIONAL 2008 ADVISORS, L.L.C.                               Managing Member.
626   4            GOLDMAN SACHS CREDIT OPPORTUNITIES          N/A        N/A        The direct holder is a
                     INSTITUTIONAL 2008 FUND, L.P.                                   General Partner.
627   3          GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
628   3          GOLDMAN SACHS DIRECT STRATEGIES QEP           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, LLC                                                Managing Member.
629   3          GOLDMAN SACHS EMERGING MARKET BOND LOCAL      N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
630   3          GOLDMAN SACHS EMERGING MARKET BOND PLUS       N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
631   3          GOLDMAN SACHS EMERGING MARKET BOND            N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
632   3          GOLDMAN SACHS EMERGING MARKETS GP, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
633   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              General Partner.
634   3          GOLDMAN SACHS EMERGING MARKETS INVESTMENT     N/A        N/A        The direct holder has
                   GRADE BOND SUB-TRUST                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
635   3          GOLDMAN SACHS EMERGING MARKETS                N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND, LLC                                           Managing Member.

636   3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
637   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
638   3          GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST    525910 - Open-End     George Town             CAYMAN ISLANDS
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL       Investment Funds
                   INVESTORS ONLY)

639   3          GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY) Investment Funds


640   3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
641   4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
642   3          GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND,     525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
643   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     525910 - Open-End     Dublin                  IRELAND
                   FUND PLC                                    Investment Funds


644   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
645   3          GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
646   3          GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY       525990 - Other        Wilmington     DE       UNITED STATES
                   LONG/SHORT FUND, LLC                        Financial Vehicles


647   3          GOLDMAN SACHS GLOBAL HIGH YIELD BOND          525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

648   3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
649   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
650   3          GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
651   4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
652   3          GOLDMAN SACHS HEDGE FUND STRATEGIES LLC       523930 - Investment   New York       NY       UNITED STATES
                                                               Advice
653   4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
654   5              Goldman Sachs Access - Goldman Sachs      525910 - Open-End     New York       NY       UNITED STATES
                       Investment Partners/Liberty Harbor,     Investment Funds
                       L.P.
655   4            GOLDMAN SACHS ACCESS FUNDS GP, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
656   5              GOLDMAN SACHS DIVERSIFIED STRATEGIES      525910 - Open-End     New York       NY       UNITED STATES
                       FUND, L.P.                              Investment Funds
657   4            GOLDMAN SACHS BH FUND ONSHORE, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
658   4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS,    525910 - Open-End     George Town             CAYMAN ISLANDS
                     LTD.                                      Investment Funds


659   5              GOLDMAN SACHS CLASSIC HOLDINGS, LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
660   4            GOLDMAN SACHS DEWORDE ONSHORE, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
661   4            GOLDMAN SACHS DIRECT STRATEGIES PLC         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


662   4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR      525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO YEN FUND (FOR QUALIFIED         Investment Funds
                     INSTITUTIONAL INVESTORS)

663   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
664   4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED       525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL INVESTORS)                  Investment Funds


665   4            GOLDMAN SACHS EP PARTNERS SPC               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
666   4            GOLDMAN SACHS EP PARTNERS, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
667   4            GOLDMAN SACHS FUNDS II SICAV - GOLDMAN      525990 - Other        Luxembourg              LUXEMBOURG
                     SACHS DYNAMIC ALTERNATIVE STRATEGIES      Financial Vehicles
                     PORTFOLIO
668   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      525910 - Open-End     Dublin                  IRELAND
                     II PLC                                    Investment Funds


669   5              TE HAYGROUND COVE INVESTORS, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
670   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      525910 - Open-End     New York       NY       UNITED STATES
                     II, LLC                                   Investment Funds
671   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
672   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC  525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


673   5              TE HAYGROUND COVE INVESTORS, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
674   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT,     525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
675   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
676   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES (IRELAND)                      Investment Funds


677   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES II (IRELAND)                   Investment Funds


678   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES II, LLC                        Investment Funds
679   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES, LLC                           Investment Funds
680   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II,     525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
681   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC     525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


682   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC    525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
683   4            GOLDMAN SACHS GLOBAL STRATEGIC              525910 - Open-End     New York       NY       UNITED STATES
                     COMMODITIES FUND, LLC                     Investment Funds
684   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II    525910 - Open-End     Dublin                  IRELAND
                     PLC                                       Investment Funds


685   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II,   525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
686   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       525910 - Open-End     New York       NY       UNITED STATES
                     III, LLC                                  Investment Funds
687   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       525910 - Open-End     Dublin                  IRELAND
                     INSTITUTIONAL PLC                         Investment Funds


688   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


689   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
690   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
691   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
692   4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
693   4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR       525910 - Open-End     George Town             CAYMAN ISLANDS
                     QUALIFIED INSTITUTIONAL INVESTORS)        Investment Funds


694   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND,   525910 - Open-End     Dublin                  IRELAND
                     A SUB-FUND OF GOLDMAN SACHS MULTI MANAGER Investment Funds
                     FUNDS

695   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       INSTITUTIONAL PLC                       Investment Funds
696   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT    525910 - Open-End     George Town             CAYMAN ISLANDS
                     TRUST (FOR QUALIFIED INSTITUTIONAL        Investment Funds
                     INVESTORS)

697   4            GOLDMAN SACHS GTT YEN (PA) FUND, A          525910 - Open-End     Dublin                  IRELAND
                     SUB-FUND OF GOLDMAN SACHS MULTI MANAGER   Investment Funds
                     FUNDS

698   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
699   4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF   525910 - Open-End     Dublin                  IRELAND
                     GOLDMAN SACHS MULTI MANAGER FUNDS         Investment Funds


700   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
701   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      525910 - Open-End     New York       NY       UNITED STATES
                     (2007), LLC                               Investment Funds
702   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
703   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      525910 - Open-End     New York       NY       UNITED STATES
                     (2008), LLC                               Investment Funds
704   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
705   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
706   4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
707   4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
708   4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
709   4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
710   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


711   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
712   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES (IRELAND)                    Investment Funds
713   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES SPV LIMITED                  Investment Funds
714   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
715   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
716   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       II PLC                                  Investment Funds
717   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
718   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
719   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC  525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


720   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       II PLC                                  Investment Funds
721   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES II (IRELAND)                 Investment Funds
722   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES II SPV LIMITED               Investment Funds
723   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
724   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
725   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       III PLC                                 Investment Funds
726   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
727   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
728   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO          525910 - Open-End     Dublin                  IRELAND
                       INSTITUTIONAL PLC                       Investment Funds


729   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
730   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC      525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


731   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
732   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES (IRELAND)                    Investment Funds
733   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES SPV LIMITED                  Investment Funds
734   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
735   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
736   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
737   4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
738   4            GOLDMAN SACHS MARKET INDEPENDENT FUND       525910 - Open-End     New York       NY       UNITED STATES
                     (2007), LLC                               Investment Funds
739   4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
740   4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST   525910 - Open-End     New York       NY       UNITED STATES
                     PORTFOLIO, LLC                            Investment Funds
741   4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY       525910 - Open-End     New York       NY       UNITED STATES
                     FUND, LLC                                 Investment Funds
742   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
743   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     (NJ), LLC                                 Investment Funds
744   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
745   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
746   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525990 - Other        New York       NY       UNITED STATES
                     FDEG FAMILY, LLC                          Financial Vehicles
747   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     II-A (BROADSCOPE) HOLDINGS, LLC           Investment Funds
748   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     III, L.P.                                 Investment Funds
749   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525990 - Other        New York       NY       UNITED STATES
                     MAGUIRE, LLC                              Financial Vehicles
750   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     SMG FAMILY FUND, LLC                      Investment Funds
751   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
752   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     WST, LLC                                  Investment Funds
753   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     XI, LLC                                   Investment Funds
754   4            GOLDMAN SACHS PRINCETON FUND, LLC           525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
755   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
756   4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
757   4            GOLDMAN SACHS RP PARTNERS SPC               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
758   4            GOLDMAN SACHS RP PARTNERS, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
759   4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
760   4            GOLDMAN SACHS SHERWOOD FUND, LLC            525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
761   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS       525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, LLC                        Investment Funds
762   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
763   4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,    525910 - Open-End     New York       NY       UNITED STATES
                     L.P.                                      Investment Funds

636   3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
637   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              Limited Partner.
638   3          GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST    N/A        N/A        The direct holder has
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL                             Control through a
                   INVESTORS ONLY)                                                   Management Agreement or
                                                                                     other arrangements.
639   3          GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN   N/A        N/A        The direct holder has
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
640   3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
641   4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
642   3          GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
643   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     N/A        N/A        The direct holder has
                   FUND PLC                                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
644   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
645   3          GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
646   3          GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY       N/A        N/A        The direct holder has
                   LONG/SHORT FUND, LLC                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
647   3          GOLDMAN SACHS GLOBAL HIGH YIELD BOND          N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
648   3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
649   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               Limited Partner.
650   3          GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
651   4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
652   3          GOLDMAN SACHS HEDGE FUND STRATEGIES LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
653   4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
654   5              Goldman Sachs Access - Goldman Sachs      N/A        N/A        The direct holder is a
                       Investment Partners/Liberty Harbor,                           General Partner.
                       L.P.
655   4            GOLDMAN SACHS ACCESS FUNDS GP, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
656   5              GOLDMAN SACHS DIVERSIFIED STRATEGIES      N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    General Partner.
657   4            GOLDMAN SACHS BH FUND ONSHORE, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
658   4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS,    N/A        N/A        The direct holder has
                     LTD.                                                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
659   5              GOLDMAN SACHS CLASSIC HOLDINGS, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
660   4            GOLDMAN SACHS DEWORDE ONSHORE, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
661   4            GOLDMAN SACHS DIRECT STRATEGIES PLC         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
662   4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR      N/A        N/A        The direct holder has
                     PORTFOLIO YEN FUND (FOR QUALIFIED                               Control through a
                     INSTITUTIONAL INVESTORS)                                        Management Agreement or
                                                                                     other arrangements.
663   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
664   4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED       N/A        N/A        The direct holder has
                     INSTITUTIONAL INVESTORS)                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
665   4            GOLDMAN SACHS EP PARTNERS SPC               100        N/A

666   4            GOLDMAN SACHS EP PARTNERS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
667   4            GOLDMAN SACHS FUNDS II SICAV - GOLDMAN      N/A        N/A        The direct holder is a
                     SACHS DYNAMIC ALTERNATIVE STRATEGIES                            Managing Member.
                     PORTFOLIO
668   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      N/A        N/A        The direct holder has
                     II PLC                                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
669   5              TE HAYGROUND COVE INVESTORS, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
670   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      N/A        N/A        The direct holder is a
                     II, LLC                                                         Managing Member.
671   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
672   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
673   5              TE HAYGROUND COVE INVESTORS, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
674   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT,     N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
675   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
676   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder has
                     STRATEGIES (IRELAND)                                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
677   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder has
                     STRATEGIES II (IRELAND)                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
678   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES II, LLC                                              Managing Member.
679   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES, LLC                                                 Managing Member.
680   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II,     N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
681   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC     N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
682   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
683   4            GOLDMAN SACHS GLOBAL STRATEGIC              N/A        N/A        The direct holder is a
                     COMMODITIES FUND, LLC                                           Managing Member.
684   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II    N/A        N/A        The direct holder has
                     PLC                                                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
685   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II,   N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
686   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       N/A        N/A        The direct holder is a
                     III, LLC                                                        Managing Member.
687   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       N/A        N/A        The direct holder has
                     INSTITUTIONAL PLC                                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
688   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
689   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
690   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
691   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
692   4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
693   4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR       N/A        N/A        The direct holder has
                     QUALIFIED INSTITUTIONAL INVESTORS)                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
694   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND,   N/A        N/A        The direct holder has
                     A SUB-FUND OF GOLDMAN SACHS MULTI MANAGER                       Control through a
                     FUNDS                                                           Management Agreement or
                                                                                     other arrangements.
695   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     100        N/A
                       INSTITUTIONAL PLC
696   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT    N/A        N/A        The direct holder has
                     TRUST (FOR QUALIFIED INSTITUTIONAL                              Control through a
                     INVESTORS)                                                      Management Agreement or
                                                                                     other arrangements.
697   4            GOLDMAN SACHS GTT YEN (PA) FUND, A          N/A        N/A        The direct holder has
                     SUB-FUND OF GOLDMAN SACHS MULTI MANAGER                         Control through a
                     FUNDS                                                           Management Agreement or
                                                                                     other arrangements.
698   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
699   4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF   N/A        N/A        The direct holder has
                     GOLDMAN SACHS MULTI MANAGER FUNDS                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
700   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
701   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (2007), LLC                                                     Managing Member.
702   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
703   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (2008), LLC                                                     Managing Member.
704   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
705   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC N/A        N/A        The direct holder is a
                                                                                     Managing Member.
706   4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
707   4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
708   4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC N/A        N/A        The direct holder is a
                                                                                     Managing Member.
709   4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
710   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
711   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       PLC
712   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          34         N/A
                       STRATEGIES (IRELAND)
713   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          59         N/A
                       STRATEGIES SPV LIMITED
714   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    83         N/A
                       PLC
715   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

716   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     23         N/A
                       II PLC
717   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
718   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
719   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
720   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       II PLC
721   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          35         N/A
                       STRATEGIES II (IRELAND)
722   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          32         N/A
                       STRATEGIES II SPV LIMITED
723   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    83         N/A
                       PLC
724   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

725   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     85         N/A
                       III PLC
726   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
727   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
728   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO          N/A        N/A        The direct holder has
                       INSTITUTIONAL PLC                                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
729   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
730   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
731   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       PLC
732   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          34         N/A
                       STRATEGIES (IRELAND)
733   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          59         N/A
                       STRATEGIES SPV LIMITED
734   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

735   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
736   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
737   4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
738   4            GOLDMAN SACHS MARKET INDEPENDENT FUND       N/A        N/A        The direct holder is a
                     (2007), LLC                                                     Managing Member.
739   4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
740   4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST   N/A        N/A        The direct holder is a
                     PORTFOLIO, LLC                                                  Managing Member.
741   4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY       N/A        N/A        The direct holder is a
                     FUND, LLC                                                       Managing Member.
742   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
743   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     (NJ), LLC                                                       Managing Member.
744   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
745   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
746   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     FDEG FAMILY, LLC                                                Managing Member.
747   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     II-A (BROADSCOPE) HOLDINGS, LLC                                 Managing Member.
748   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     III, L.P.                                                       General Partner.
749   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     MAGUIRE, LLC                                                    Managing Member.
750   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     SMG FAMILY FUND, LLC                                            Managing Member.
751   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
752   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     WST, LLC                                                        Managing Member.
753   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     XI, LLC                                                         Managing Member.
754   4            GOLDMAN SACHS PRINCETON FUND, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
755   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
756   4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
757   4            GOLDMAN SACHS RP PARTNERS SPC               100        N/A

758   4            GOLDMAN SACHS RP PARTNERS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
759   4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
760   4            GOLDMAN SACHS SHERWOOD FUND, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
761   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS       N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, LLC                                              Managing Member.
762   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
763   4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.

764   4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT     525910 - Open-End     New York       NY       UNITED STATES
                     PARTNERS, LLC                             Investment Funds
765   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
766   4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED       525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL INVESTORS)                  Investment Funds


767   4            GOLDMAN SACHS WEST STREET PARTNERS          525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, LLC                        Investment Funds
768   5              GOLDMAN SACHS WEST STREET PARTNERS        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND, LLC                        Investment Funds
769   4            GOLDMAN SACHS WEST STREET PARTNERS II       525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND 2006, LLC                   Investment Funds
770   4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     New York       NY       UNITED STATES
                     FUND, LLC                                 Investment Funds
771   4            GOLDMAN SACHS WEST STREET PARTNERS, LLC     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
772   5              GOLDMAN SACHS WEST STREET PARTNERS        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND, LLC                        Investment Funds
773   4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD    525910 - Open-End     New York       NY       UNITED STATES
                     FUND 2007, LLC                            Investment Funds
774   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   525910 - Open-End     New York       NY       UNITED STATES
                     2006 SEGREGATED PORTFOLIO                 Investment Funds
775   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   525910 - Open-End     New York       NY       UNITED STATES
                     2007 SEGREGATED PORTFOLIO                 Investment Funds
776   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC   525910 - Open-End     George Town             CAYMAN ISLANDS
                     2006 SEGREGATED PORTFOLIO                 Investment Funds
777   4            GS EH HOLDINGS, LLC                         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
778   4            Goldman Sachs Multi-Strategy Portfolio      525910 - Open-End     New York       NY       UNITED STATES
                     RT, LLC                                   Investment Funds
779   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
780   4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
781   4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
782   4            MULTI-STRATEGY PORTFOLIO UNION BLUE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


783   4            SELECT FUNDAMENTAL STRATEGIES, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
784   4            SELECT TRADING STRATEGIES, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
785   4            TE CALEL INVESTORS, LTD.                    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
786   4            TE CALEL PORTFOLIO, LTD.                    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
787   4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
788   4            TE HAYGROUND COVE PORTFOLIO, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
789   4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
790   4            TE JENKINS PORTFOLIO, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
791   4            THEOREMA MANAGED PORTFOLIO FEEDER, LTD.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
792   4            THEOREMA MANAGED PORTFOLIO MASTER, LTD.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
793   3          GOLDMAN SACHS INDIA FUND LIMITED              525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds


794   3          GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A   525910 - Open-End     Dublin                  IRELAND
                   SUBFUND OF GOLDMAN SACHS INSTITUTIONAL      Investment Funds
                   FUNDS PLC)

795   3          GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE    525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

796   3          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
797   4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     2008 FUND, L.P.                           Investment Funds
798   3          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD     525990 - Other        New York       NY       UNITED STATES
                   FUND, LLC                                   Financial Vehicles
799   3          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
800   4            GOLDMAN SACHS MORTGAGE CREDIT               525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND, L.P.                  Financial Vehicles
801   4            GOLDMAN SACHS MORTGAGE CREDIT               525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES OFFSHORE FUND, L.P.         Financial Vehicles
802   3          GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
803   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH        525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
804   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
805   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP,    525990 - Other        Wilmington     DE       UNITED STATES
                   LLC                                         Financial Vehicles
806   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Investment Funds
807   5              GOLDMAN SACHS SUPERCONCENTRATED GROWTH    525910 - Open-End     George Town             CAYMAN ISLANDS
                        MASTER FUND, L.P.                      Investment Funds
808   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
809   3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
810   3          GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND   525910 - Open-End     Dublin                  IRELAND
                   (UNIT TRUST) (IN JAPAN CLASS B FOR          Investment Funds
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)
                   (A SUBFUND OF GOLDMAN SACHS SELECT
                   INVESTMENT FUNDS)
811   3          GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN      525910 - Open-End     George Town             CAYMAN ISLANDS
                   JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS Investment Funds
                   ONLY)

812   3          GS CREDIT BALANCE FUND                        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


813   3          GS GLOBAL SUBORDINATED DEBT SECURITIES FX     525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


814   3          GS TACS ACTIVE CONTINUOUS (INTERNATIONAL),    525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
815   3          GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
816   3          GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
817   3          GS TACS MARKET CONTINUOUS (INTERNATIONAL),    525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
818   3          GS TACS MARKET CONTINUOUS (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
819   3          GS TC ADVISORS, L.L.C.                        525990 - Other        George Town             Cayman Islands
                                                               Financial Vehicles
820   4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
821   3          GSAM (GMS Cayman GP) Ltd.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
822   4            ACADIAN: NON-US EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
823   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
824   4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)     525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
825   4            DONALD SMITH: SMALL CAP VALUE OFFSHORE      525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
826   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 3 OFFSHORE L.P.                 Investment Funds
827   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 5 OFFSHORE L.P.                 Investment Funds
828   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
829   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
830   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
831   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
832   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER  L.P.                     Investment Funds
833   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE L.P.                 Investment Funds
834   5              EMERGING MARKETS EQUITY MANAGERS:         525910 - Open-End     George Town             CAYMAN ISLANDS
                       PORTFOLIO 1 OFFSHORE MASTER L.P.        Investment Funds
835   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE MASTER L.P.          Investment Funds
836   4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
837   4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
838   4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1       525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
839   4            LATEEF: DYNAMIC EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
840   4            LATEEF: DYNAMIC EQUITY OFFSHORE MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
841   4            LSV: NON-US EQUITY OFFSHORE L.P.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
842   4            NON-US EQUITY MANAGERS: PORTFOLIO 1         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
843   4            NON-US EQUITY MANAGERS: PORTFOLIO 2         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
844   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
845   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
846   5              NON-US EQUITY MANAGERS: PORTFOLIO 4       525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE MASTER L.P.                    Investment Funds
847   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
848   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
849   5              NON-US EQUITY MANAGERS: PORTFOLIO 5       525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE MASTER L.P.                    Investment Funds
850   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
851   4            PICTET: NON-US EQUITY OFFSHORE L.P.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
852   5              PICTET: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                       L.P.                                    Investment Funds
853   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
854   4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE    525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
855   4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
856   4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO    525910 - Open-End     George Town             CAYMAN ISLANDS
                     1 OFFSHORE L.P.                           Investment Funds
857   4            TRILOGY: NON-US EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
858   4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.       525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
859   5              VONTOBEL: NON-US EQUITY OFFSHORE MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                       L.P.                                    Investment Funds
860   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
861   4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
862   3          GSAM INDIA HOLDINGS LIMITED                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
863   4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA)      523920 - Portfolio    Mumbai                  INDIA (OTHER)
                     PRIVATE LIMITED                           Management
864   4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA)       523991 - Trust,       Mumbai                  INDIA (OTHER)
                     PRIVATE LIMITED                           Fiduciary, and
                                                               Custody Activities
865   3          LARGE CAP GROWTH MANAGERS: PORTFOLIO 1        525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
866   3          LARGE CAP VALUE MANAGERS: PORTFOLIO 1         525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
867   3          LATEEF: DYNAMIC EQUITY LLC                    525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
868   3          LIBERTY HARBOR I AGGREGATING FUND, LLC        525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
869   4            LIBERTY HARBOR MASTER FUND I, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
870   5              GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
871   5              LH (MAURITIUS) II LIMITED                 525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds
872   5              LH (MAURITIUS) LIMITED                    525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds
873   3          LIBERTY HARBOR I GP, LLC                      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
874   4            LIBERTY HARBOR MASTER FUND I, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
875   4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
876   5              LIBERTY HARBOR MASTER FUND I, L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
877   3          LIBERTY HARBOR I QP FUND, LLC                 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
878   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
879   3          LIBERTY HARBOR I, LLC                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
880   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
881   3          LIBERTY HARBOR SPECIAL INVESTMENTS, LLC       525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
882   3          LSV: NON-US EQUITY LLC                        525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
883   3          Liberty Harbor Distressed Credit              525990 - Other        New York       NY       UNITED STATES
                   Opportunities Advisors, LLC                 Financial Vehicles
884   4            LIBERTY HARBOR DISTRESSED CREDIT            525990 - Other        George Town             CAYMAN ISLANDS
                     AGGREGATOR I, L.P.                        Financial Vehicles
885   4            LIBERTY HARBOR DISTRESSED CREDIT            525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE, L.P.         Financial Vehicles
886   5              LIBERTY HARBOR DISTRESSED CREDIT          525990 - Other        George Town             CAYMAN ISLANDS
                       OPPORTUNITIES OFFSHORE HOLDINGS, LTD.   Financial Vehicles
887   6                LIBERTY HARBOR DISTRESSED CREDIT        525990 - Other        George Town             CAYMAN ISLANDS
                         AGGREGATOR I, L.P.                    Financial Vehicles
888   4            Liberty Harbor Distressed Credit            525990 - Other        New York       NY       UNITED STATES
                     Opportunities Fund, L.P.                  Financial Vehicles
889   5              LIBERTY HARBOR DISTRESSED CREDIT          525990 - Other        George Town             CAYMAN ISLANDS
                       AGGREGATOR I, L.P.                      Financial Vehicles
890   3          NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds


891   3          NON-US EQUITY MANAGERS: PORTFOLIO 1           525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.

764   4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT     N/A        N/A        The direct holder is a
                     PARTNERS, LLC                                                   Managing Member.
765   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
766   4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED       N/A        N/A        The direct holder has
                     INSTITUTIONAL INVESTORS)                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
767   4            GOLDMAN SACHS WEST STREET PARTNERS          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, LLC                                              Managing Member.
768   5              GOLDMAN SACHS WEST STREET PARTNERS        N/A        N/A        The direct holder is a
                       MASTER FUND, LLC                                              Non-Managing Member.
769   4            GOLDMAN SACHS WEST STREET PARTNERS II       N/A        N/A        The direct holder is a
                     EMPLOYEE FUND 2006, LLC                                         Managing Member.
770   4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LLC                                                       Managing Member.
771   4            GOLDMAN SACHS WEST STREET PARTNERS, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
772   5              GOLDMAN SACHS WEST STREET PARTNERS        N/A        N/A        The direct holder is a
                       MASTER FUND, LLC                                              Non-Managing Member.
773   4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD    N/A        N/A        The direct holder is a
                     FUND 2007, LLC                                                  Managing Member.
774   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   N/A        N/A        The direct holder is a
                     2006 SEGREGATED PORTFOLIO                                       Managing Member.
775   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   N/A        N/A        The direct holder is a
                     2007 SEGREGATED PORTFOLIO                                       Managing Member.
776   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC   N/A        N/A        The direct holder is a
                     2006 SEGREGATED PORTFOLIO                                       Managing Member.
777   4            GS EH HOLDINGS, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
778   4            Goldman Sachs Multi-Strategy Portfolio      N/A        N/A        The direct holder is a
                     RT, LLC                                                         Managing Member.
779   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
780   4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.   100        N/A

781   4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.   100        N/A

782   4            MULTI-STRATEGY PORTFOLIO UNION BLUE FUND    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
783   4            SELECT FUNDAMENTAL STRATEGIES, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
784   4            SELECT TRADING STRATEGIES, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
785   4            TE CALEL INVESTORS, LTD.                    100        N/A

786   4            TE CALEL PORTFOLIO, LTD.                    100        N/A

787   4            TE HAYGROUND COVE INVESTORS, LTD.           100        N/A

788   4            TE HAYGROUND COVE PORTFOLIO, LTD.           100        N/A

789   4            TE JENKINS INVESTORS, LTD.                  100        N/A

790   4            TE JENKINS PORTFOLIO, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
791   4            THEOREMA MANAGED PORTFOLIO FEEDER, LTD.     100        N/A

792   4            THEOREMA MANAGED PORTFOLIO MASTER, LTD.     100        N/A

793   3          GOLDMAN SACHS INDIA FUND LIMITED              N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
794   3          GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A   N/A        N/A        The direct holder has
                   SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                            Control through a
                   FUNDS PLC)                                                        Management Agreement or
                                                                                     other arrangements.
795   3          GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE    N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
796   3          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
797   4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES      N/A        N/A        The direct holder is a
                     2008 FUND, L.P.                                                 General Partner.
798   3          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
799   3          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
800   4            GOLDMAN SACHS MORTGAGE CREDIT               N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND, L.P.                                        General Partner.
801   4            GOLDMAN SACHS MORTGAGE CREDIT               N/A        N/A        The direct holder is a
                     OPPORTUNITIES OFFSHORE FUND, L.P.                               General Partner.
802   3          GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
803   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH        N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
804   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               Limited Partner.
805   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP,    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
806   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
807   5              GOLDMAN SACHS SUPERCONCENTRATED GROWTH    N/A        N/A        The direct holder is a
                        MASTER FUND, L.P.                                            Limited Partner.
808   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
809   3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
810   3          GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND   N/A        N/A        The direct holder has
                   (UNIT TRUST) (IN JAPAN CLASS B FOR                                Control through a
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Management Agreement or
                   (A SUBFUND OF GOLDMAN SACHS SELECT                                other arrangements.
                   INVESTMENT FUNDS)
811   3          GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN      N/A        N/A        The direct holder has
                   JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS                       Control through a
                   ONLY)                                                             Management Agreement or
                                                                                     other arrangements.
812   3          GS CREDIT BALANCE FUND                        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
813   3          GS GLOBAL SUBORDINATED DEBT SECURITIES FX     N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
814   3          GS TACS ACTIVE CONTINUOUS (INTERNATIONAL),    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
815   3          GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
816   3          GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
817   3          GS TACS MARKET CONTINUOUS (INTERNATIONAL),    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
818   3          GS TACS MARKET CONTINUOUS (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
819   3          GS TC ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
820   4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
821   3          GSAM (GMS Cayman GP) Ltd.                     100        N/A

822   4            ACADIAN: NON-US EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
823   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
824   4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)     N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
825   4            DONALD SMITH: SMALL CAP VALUE OFFSHORE      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
826   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    N/A        N/A        The direct holder is a
                     PORTFOLIO 3 OFFSHORE L.P.                                       General Partner.
827   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    N/A        N/A        The direct holder is a
                     PORTFOLIO 5 OFFSHORE L.P.                                       General Partner.
828   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
829   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
830   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
831   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
832   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER  L.P.                                           General Partner.
833   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE L.P.                                       General Partner.
834   5              EMERGING MARKETS EQUITY MANAGERS:         N/A        N/A        The direct holder is a
                       PORTFOLIO 1 OFFSHORE MASTER L.P.                              Limited Partner.
835   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE MASTER L.P.                                General Partner.
836   4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
837   4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1      N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
838   4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1       N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
839   4            LATEEF: DYNAMIC EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
840   4            LATEEF: DYNAMIC EQUITY OFFSHORE MASTER      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
841   4            LSV: NON-US EQUITY OFFSHORE L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
842   4            NON-US EQUITY MANAGERS: PORTFOLIO 1         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
843   4            NON-US EQUITY MANAGERS: PORTFOLIO 2         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
844   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
845   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
846   5              NON-US EQUITY MANAGERS: PORTFOLIO 4       N/A        N/A        The direct holder is a
                       OFFSHORE MASTER L.P.                                          Limited Partner.
847   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
848   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
849   5              NON-US EQUITY MANAGERS: PORTFOLIO 5       N/A        N/A        The direct holder is a
                       OFFSHORE MASTER L.P.                                          Limited Partner.
850   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
851   4            PICTET: NON-US EQUITY OFFSHORE L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
852   5              PICTET: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
853   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
854   4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
855   4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
856   4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO    N/A        N/A        The direct holder is a
                     1 OFFSHORE L.P.                                                 General Partner.
857   4            TRILOGY: NON-US EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
858   4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
859   5              VONTOBEL: NON-US EQUITY OFFSHORE MASTER   N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
860   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
861   4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
862   3          GSAM INDIA HOLDINGS LIMITED                   100        N/A


863   4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA)      100        N/A
                     PRIVATE LIMITED
864   4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA)       100        N/A
                     PRIVATE LIMITED

865   3          LARGE CAP GROWTH MANAGERS: PORTFOLIO 1        N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
866   3          LARGE CAP VALUE MANAGERS: PORTFOLIO 1         N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
867   3          LATEEF: DYNAMIC EQUITY LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
868   3          LIBERTY HARBOR I AGGREGATING FUND, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
869   4            LIBERTY HARBOR MASTER FUND I, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
870   5              GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
871   5              LH (MAURITIUS) II LIMITED                 100        N/A

872   5              LH (MAURITIUS) LIMITED                    100        N/A

873   3          LIBERTY HARBOR I GP, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
874   4            LIBERTY HARBOR MASTER FUND I, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
875   4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
876   5              LIBERTY HARBOR MASTER FUND I, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
877   3          LIBERTY HARBOR I QP FUND, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
878   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
879   3          LIBERTY HARBOR I, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
880   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
881   3          LIBERTY HARBOR SPECIAL INVESTMENTS, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
882   3          LSV: NON-US EQUITY LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
883   3          Liberty Harbor Distressed Credit              N/A        N/A        The direct holder is a
                   Opportunities Advisors, LLC                                       Managing Member.
884   4            LIBERTY HARBOR DISTRESSED CREDIT            N/A        N/A        The direct holder is a
                     AGGREGATOR I, L.P.                                              General Partner.
885   4            LIBERTY HARBOR DISTRESSED CREDIT            N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE, L.P.                               General Partner.
886   5              LIBERTY HARBOR DISTRESSED CREDIT          100        N/A
                       OPPORTUNITIES OFFSHORE HOLDINGS, LTD.
887   6                LIBERTY HARBOR DISTRESSED CREDIT        N/A        N/A        The direct holder is a
                         AGGREGATOR I, L.P.                                          Limited Partner.
888   4            Liberty Harbor Distressed Credit            N/A        N/A        The direct holder is a
                     Opportunities Fund, L.P.                                        General Partner.
889   5              LIBERTY HARBOR DISTRESSED CREDIT          N/A        N/A        The direct holder is a
                       AGGREGATOR I, L.P.                                            Limited Partner.
890   3          NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
891   3          NON-US EQUITY MANAGERS: PORTFOLIO 1           N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.

892   3          NON-US EQUITY MANAGERS: PORTFOLIO 2           525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
893   3          NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
894   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
895   3          NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
896   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
897   3          NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
898   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
899   3          PICTET: NON-US EQUITY LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
900   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
901   3          RA Program (A) Unit Trust (for Qualified      525990 - Other        George Town             CAYMAN ISLANDS
                   Institutional Investors only)               Financial Vehicles


902   4            RA PROGRAM (B) UNIT TRUST                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
903   5              GS RA Program I Trading, Inc.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
904   6                GS RA PROGRAM I, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
905   7                  GOLDMAN SACHS PRIVATE EQUITY          525990 - Other        George Town             CAYMAN ISLANDS
                           HOLDINGS, L.P.                      Financial Vehicles
906   8                    GSPEH RAVEN MANAGER STAKE LLC       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
907   8                    GSVF-IV OFFSHORE RAVEN MANAGER      525990 - Other        New York       NY       UNITED STATES
                             STAKE LLC                         Financial Vehicles
908   3          SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A   525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
909   3          SPRUCEGROVE: NON-US EQUITY LLC                525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
910   3          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1    525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
911   3          TRILOGY: NON-US EQUITY [SERIES], A SERIES     525910 - Open-End     New York       NY       UNITED STATES
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES  Investment Funds
                   MANAGED PORTFOLIOS, L.L.C.
912   3          VONTOBEL: NON-US EQUITY LLC                   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
913   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
914   3          WILLIAM BLAIR: NON-US EQUITY LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
915   2        GOLDMAN SACHS BANK AG                           522110 - Commercial   Zurich                  SWITZERLAND (OTHER)
                                                               Banking
916   2        GOLDMAN SACHS BANK USA                          522110 - Commercial   New York       NY       UNITED STATES
                                                               Banking
917   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    522292 - Real Estate  Irving         TX       UNITED STATES
                   L.P.                                        Credit
918   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    551112 - Offices of   Irving         TX       UNITED STATES
                   LLC                                         Other Holding
                                                               Companies
919   4            GOLDMAN SACHS COMMERCIAL MORTGAGE           522292 - Real Estate  Irving         TX       UNITED STATES
                     CAPITAL, L.P.                             Credit
920   3          GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.     525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
921   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      523110 - Investment   New York       NY       UNITED STATES
                     PRODUCTS, L.P.                            Banking and
                                                               Securities Dealing
922   3          GOLDMAN SACHS MORTGAGE COMPANY                522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
923   4            A/C GP (NON-POOLING), L.L.C.                551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
924   5              ARCHON CAPITAL (NON-POOLING), L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
925   4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
926   4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
927   4            GS MEZZCO GP, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
928   4            GS MEZZCO GP, L.L.C. II                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
929   5              ARCHON CAPITAL HOLDING, L.P. II           522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
930   4            GSMC SPECIALTY LLC                          523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
931   3          GOLDMAN SACHS REAL ESTATE FUNDING CORP.       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
932   4            GOLDMAN SACHS MORTGAGE COMPANY              522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
933   3          GSCP (DEL) INC.                               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
934   4            GOLDMAN SACHS CREDIT PARTNERS L.P.          522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
935   5              GS LOAN PARTNERS HOLDINGS LLC             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
936   6                GS LOAN PARTNERS LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
937   5              GSFS INVESTMENTS IV, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
938   4            GSCP (DEL) LLC                              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
939   5              GOLDMAN SACHS CREDIT PARTNERS L.P.        522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
940   3          GSMMDPGP, INC.                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
941   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      523110 - Investment   New York       NY       UNITED STATES
                     PRODUCTS, L.P.                            Banking and
                                                               Securities Dealing
942   3          LITTON CONSUMER AND CORPORATE SERVICING, LLC  551112 - Offices of   Salt Lake City UT       UNITED STATES
                                                               Other Holding
                                                               Companies
943   4            LITTON LOAN SERVICING LP                    522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
944   5              LLS COMMERCIAL SERVICING INC.             522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
945   5              PROPERTY VIII LLC                         531210 - Offices of   Houston        TX       UNITED STATES
                                                               Real Estate Agents
                                                               and Brokers
946   3          LITTON MORTGAGE SERVICING, LLC                551112 - Offices of   Salt Lake City UT       UNITED STATES
                                                               Other Holding
                                                               Companies
947   4            LITTON LOAN SERVICING LP                    522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
948   3          WILLIAM STREET COMMITMENT CORPORATION         522298 - All Other    New York       NY       UNITED STATES
                                                               Nondepository Credit
                                                               Intermediation
949   3          WILLIAM STREET CREDIT CORPORATION             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
950   3          WILLIAM STREET EQUITY LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
951   4            WILLIAM STREET FUNDING CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
952   3          WILLIAM STREET LLC                            522298 - All Other    New York       NY       UNITED STATES
                                                               Nondepository Credit
                                                               Intermediation
953   2        GOLDMAN SACHS BMET INVESTORS OFFSHORE           525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
954   3          LVB ACQUISITION HOLDING, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
955   4            LVB ACQUISITION, INC.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
956   5              BIOMET, INC.                              525990 - Other        Warsaw         IN       UNITED STATES
                                                               Financial Vehicles
957   2        GOLDMAN SACHS BMET INVESTORS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
958   3          LVB ACQUISITION HOLDING, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
959   2        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.        523999 -              Halifax        NS       CANADA
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
960   2        GOLDMAN SACHS CANADA FINANCE CO.                525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
961   2        GOLDMAN SACHS CANADA FINANCE INC.               551112 - Offices of   Calgary        AB       CANADA
                                                               Other Holding
                                                               Companies
962   3          GOLDMAN SACHS CANADA FINANCE CO.              525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
963   2        GOLDMAN SACHS CANADA INC.                       523110 - Investment   Toronto        ON       CANADA
                                                               Banking and
                                                               Securities Dealing
964   3          GS GLOBAL FUNDING II, CO.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
965   4            GS GLOBAL FUNDING III, CO.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
966   5              GS GLOBAL FUNDING IV, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
967   2        GOLDMAN SACHS CAPITAL I                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
968   2        GOLDMAN SACHS CAPITAL II                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
969   2        GOLDMAN SACHS CAPITAL III                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
970   2        GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
971   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
972   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
973   3          GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
974   4            GOLDMAN SACHS 3, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
975   4            GOLDMAN SACHS 4, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
976   4            GOLDMAN SACHS 5, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
977   3          GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,     525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
978   4            GOLDMAN SACHS 1, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
979   4            GOLDMAN SACHS 2, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
980   4            GOLDMAN SACHS 3, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
981   4            GOLDMAN SACHS 4, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
982   4            GOLDMAN SACHS 5, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
983   2        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
984   2        GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
985   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        George Town             CAYMAN ISLANDS
                 COMPANY                                       Financial Vehicles
986   3          Goldman Sachs Developing Markets Real         525990 - Other        London                  UNITED KINGDOM
                   Estate Cooperatief U.A.                     Financial Vehicles                            (OTHER)
987   4            DMREF ADMIN CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
988   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        Amsterdam               NETHERLANDS
                     ESTATE PARTNERS (US) B.V.                 Financial Vehicles
989   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Wilmington     DE       UNITED STATES
                 COMPANY VOTECO, LLC                           Financial Vehicles
990   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 FUND GP, L.L.C.                               Financial Vehicles
991   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        New York       NY       UNITED STATES
                   ESTATE PARTNERS PMD ESC FUND, L.P.          Financial Vehicles
992   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        New York       NY       UNITED STATES
                     ESTATE PARTNERS PMD QP FUND, L.P.         Financial Vehicles
993   5              GOLDMAN SACHS DEVELOPING MARKETS REAL     525990 - Other        George Town             CAYMAN ISLANDS
                       ESTATE PARTNERS (US), L.P.              Financial Vehicles
994   6                GOLDMAN SACHS DEVELOPING MARKETS REAL   525990 - Other        Amsterdam               NETHERLANDS
                         ESTATE PARTNERS (US) COOPERATIEF U.A. Financial Vehicles
995   7                  DMREF ADMIN CAYMAN                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
996   7                  GOLDMAN SACHS DEVELOPING MARKETS      525990 - Other        Amsterdam               NETHERLANDS
                           REAL ESTATE PARTNERS (US) B.V.      Financial Vehicles
997   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        New York       NY       UNITED STATES
                   ESTATE PARTNERS PMD QP FUND, L.P.           Financial Vehicles
998   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PMD ESC FUND OFFSHORE, LTD.          Financial Vehicles
999   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PMD QP FUND OFFSHORE, LTD.           Financial Vehicles
1000  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 PARTNERS (GERMANY) COOPERATIEF U.A.           Financial Vehicles
1001  3          DMREF ADMIN CAYMAN                            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1002  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 PARTNERS (GERMANY) GP, LLC                    Financial Vehicles
1003  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PARTNERS (GERMANY), L.P.             Financial Vehicles
1004  4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        Amsterdam               NETHERLANDS
                     ESTATE PARTNERS (GERMANY) COOPERATIEF     Financial Vehicles
                     U.A.
1005  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 PARTNERS (US) COOPERATIEF U.A.                Financial Vehicles
1006  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 PARTNERS (US) GP, LLC                         Financial Vehicles
1007  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PARTNERS (US), L.P.                  Financial Vehicles
1008  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Luxembourg              LUXEMBOURG
                 SCA                                           Financial Vehicles
1009  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        Amsterdam               NETHERLANDS
                   ESTATE SCA COOPERATIEF U.A.                 Financial Vehicles
1010  4            DMREF ADMIN CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1011  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 SCA COOPERATIEF U.A.                          Financial Vehicles
1012  2        GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1013  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        Luxembourg              LUXEMBOURG
                   ESTATE SCA                                  Financial Vehicles
1014  2        GOLDMAN SACHS DGC INVESTORS OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1015  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1016  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1017  4            BUCK HOLDINGS L.P.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1018  2        GOLDMAN SACHS DGC INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1019  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles

892   3          NON-US EQUITY MANAGERS: PORTFOLIO 2           N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
893   3          NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
894   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
895   3          NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
896   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
897   3          NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
898   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
899   3          PICTET: NON-US EQUITY LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
900   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
901   3          RA Program (A) Unit Trust (for Qualified      N/A        N/A        The direct holder has
                   Institutional Investors only)                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
902   4            RA PROGRAM (B) UNIT TRUST                   100        N/A

903   5              GS RA Program I Trading, Inc.             100        N/A

904   6                GS RA PROGRAM I, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
905   7                  GOLDMAN SACHS PRIVATE EQUITY          N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            Limited Partner.
906   8                    GSPEH RAVEN MANAGER STAKE LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
907   8                    GSVF-IV OFFSHORE RAVEN MANAGER      N/A        N/A        The direct holder is a
                             STAKE LLC                                               Managing Member.
908   3          SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A   N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
909   3          SPRUCEGROVE: NON-US EQUITY LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
910   3          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1    N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
911   3          TRILOGY: NON-US EQUITY [SERIES], A SERIES     N/A        N/A        The direct holder is a
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                        Managing Member.
                   MANAGED PORTFOLIOS, L.L.C.
912   3          VONTOBEL: NON-US EQUITY LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
913   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
914   3          WILLIAM BLAIR: NON-US EQUITY LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
915   2        GOLDMAN SACHS BANK AG                           100        N/A

916   2        GOLDMAN SACHS BANK USA                          100        N/A

917   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
918   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    N/A        N/A        The direct holder is a
                   LLC                                                               Non-Managing Member.

919   4            GOLDMAN SACHS COMMERCIAL MORTGAGE           N/A        N/A        The direct holder is a
                     CAPITAL, L.P.                                                   General Partner.
920   3          GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.     100        N/A

921   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      N/A        N/A        The direct holder is a
                     PRODUCTS, L.P.                                                  Limited Partner.

922   3          GOLDMAN SACHS MORTGAGE COMPANY                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
923   4            A/C GP (NON-POOLING), L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

924   5              ARCHON CAPITAL (NON-POOLING), L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
925   4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
926   4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
927   4            GS MEZZCO GP, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
928   4            GS MEZZCO GP, L.L.C. II                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
929   5              ARCHON CAPITAL HOLDING, L.P. II           N/A        N/A        The direct holder is a
                                                                                     General Partner.
930   4            GSMC SPECIALTY LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

931   3          GOLDMAN SACHS REAL ESTATE FUNDING CORP.       100        N/A


932   4            GOLDMAN SACHS MORTGAGE COMPANY              N/A        N/A        The direct holder is a
                                                                                     General Partner.
933   3          GSCP (DEL) INC.                               100        N/A


934   4            GOLDMAN SACHS CREDIT PARTNERS L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
935   5              GS LOAN PARTNERS HOLDINGS LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

936   6                GS LOAN PARTNERS LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
937   5              GSFS INVESTMENTS IV, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
938   4            GSCP (DEL) LLC                              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

939   5              GOLDMAN SACHS CREDIT PARTNERS L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
940   3          GSMMDPGP, INC.                                100        N/A


941   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      N/A        N/A        The direct holder is a
                     PRODUCTS, L.P.                                                  General Partner.

942   3          LITTON CONSUMER AND CORPORATE SERVICING, LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

943   4            LITTON LOAN SERVICING LP                    N/A        N/A        The direct holder is a
                                                                                     General Partner.

944   5              LLS COMMERCIAL SERVICING INC.             100        N/A


945   5              PROPERTY VIII LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

946   3          LITTON MORTGAGE SERVICING, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

947   4            LITTON LOAN SERVICING LP                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

948   3          WILLIAM STREET COMMITMENT CORPORATION         100        N/A


949   3          WILLIAM STREET CREDIT CORPORATION             100        N/A

950   3          WILLIAM STREET EQUITY LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

951   4            WILLIAM STREET FUNDING CORPORATION          100        N/A

952   3          WILLIAM STREET LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

953   2        GOLDMAN SACHS BMET INVESTORS OFFSHORE           N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
954   3          LVB ACQUISITION HOLDING, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
955   4            LVB ACQUISITION, INC.                       97         N/A

956   5              BIOMET, INC.                              100        N/A

957   2        GOLDMAN SACHS BMET INVESTORS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
958   3          LVB ACQUISITION HOLDING, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
959   2        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.        100        N/A



960   2        GOLDMAN SACHS CANADA FINANCE CO.                100        N/A

961   2        GOLDMAN SACHS CANADA FINANCE INC.               100        N/A


962   3          GOLDMAN SACHS CANADA FINANCE CO.              100        N/A

963   2        GOLDMAN SACHS CANADA INC.                       100        N/A


964   3          GS GLOBAL FUNDING II, CO.                     100        N/A

965   4            GS GLOBAL FUNDING III, CO.                  100        N/A

966   5              GS GLOBAL FUNDING IV, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
967   2        GOLDMAN SACHS CAPITAL I                         100        N/A

968   2        GOLDMAN SACHS CAPITAL II                        100        N/A

969   2        GOLDMAN SACHS CAPITAL III                       100        N/A

970   2        GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
971   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
972   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.      100        N/A

973   3          GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
974   4            GOLDMAN SACHS 3, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
975   4            GOLDMAN SACHS 4, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
976   4            GOLDMAN SACHS 5, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
977   3          GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,     N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
978   4            GOLDMAN SACHS 1, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
979   4            GOLDMAN SACHS 2, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
980   4            GOLDMAN SACHS 3, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
981   4            GOLDMAN SACHS 4, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
982   4            GOLDMAN SACHS 5, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
983   2        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
984   2        GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
985   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A
                 COMPANY
986   3          Goldman Sachs Developing Markets Real         N/A        N/A        The direct holder is a
                   Estate Cooperatief U.A.                                           Non-Managing Member.
987   4            DMREF ADMIN CAYMAN                          99         N/A

988   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       75         N/A
                     ESTATE PARTNERS (US) B.V.
989   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 COMPANY VOTECO, LLC                                                 Managing Member.
990   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 FUND GP, L.L.C.                                                     Non-Managing Member.
991   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS PMD ESC FUND, L.P.                                General Partner.
992   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       N/A        N/A        The direct holder is a
                     ESTATE PARTNERS PMD QP FUND, L.P.                               Limited Partner.
993   5              GOLDMAN SACHS DEVELOPING MARKETS REAL     N/A        N/A        The direct holder is a
                       ESTATE PARTNERS (US), L.P.                                    Limited Partner.
994   6                GOLDMAN SACHS DEVELOPING MARKETS REAL   100        N/A
                         ESTATE PARTNERS (US) COOPERATIEF U.A.
995   7                  DMREF ADMIN CAYMAN                    99         N/A

996   7                  GOLDMAN SACHS DEVELOPING MARKETS      75         N/A
                           REAL ESTATE PARTNERS (US) B.V.
997   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS PMD QP FUND, L.P.                                 General Partner.
998   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A
                   ESTATE PMD ESC FUND OFFSHORE, LTD.
999   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A
                   ESTATE PMD QP FUND OFFSHORE, LTD.
1000  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    99         N/A
                 PARTNERS (GERMANY) COOPERATIEF U.A.
1001  3          DMREF ADMIN CAYMAN                            99         N/A

1002  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 PARTNERS (GERMANY) GP, LLC                                          Non-Managing Member.
1003  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS (GERMANY), L.P.                                   General Partner.
1004  4            GOLDMAN SACHS DEVELOPING MARKETS REAL       99         N/A
                     ESTATE PARTNERS (GERMANY) COOPERATIEF
                     U.A.
1005  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A
                 PARTNERS (US) COOPERATIEF U.A.
1006  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 PARTNERS (US) GP, LLC                                               Non-Managing Member.
1007  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS (US), L.P.                                        General Partner.
1008  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A        This holding represents
                 SCA                                                                 ownership in A-2 shares.
1009  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE SCA COOPERATIEF U.A.                                       Non-Managing Member.
1010  4            DMREF ADMIN CAYMAN                          99         N/A

1011  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 SCA COOPERATIEF U.A.                                                Non-Managing Member.
1012  2        GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.       100        N/A

1013  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A        This holding represents
                   ESTATE SCA                                                        ownership in A-1 shares.
1014  2        GOLDMAN SACHS DGC INVESTORS OFFSHORE            N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1015  3          BUCK HOLDINGS L.P.                            100        12

1016  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1017  4            BUCK HOLDINGS L.P.                          100        12

1018  2        GOLDMAN SACHS DGC INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1019  3          BUCK HOLDINGS L.P.                            100        12

1020  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1021  2        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,      525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
1022  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1023  3          FREEDOMPAY, INC.                              525990 - Other        Newtown Square PA       UNITED STATES
                                                               Financial Vehicles
1024  3          FS INVEST SARL                                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1025  3          GS 2000-I, L.L.C.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1026  3          SUNGARD CAPITAL CORP.                         51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1027  3          UES OCNS HOLDINGS                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1028  4            OCNS CAYMAN GP                              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1029  5              OCNS CAYMAN, L.P.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1030  2        GOLDMAN SACHS DIRECT STRATEGIES FUND II         525910 - Open-End     George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Investment Funds
1031  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II       525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUNDS GP, L.L.C.                     Financial Vehicles
1032  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                Financial Vehicles
1033  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1034  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1035  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1036  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1037  2        GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED     525910 - Open-End     St. Peter Port          GUERNSEY
                                                               Investment Funds
1038  2        GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1039  3          GS ESF QEP OFFSHORE HOLDINGS CORP.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1040  2        GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1041  2        GOLDMAN SACHS EDMC INVESTORS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1042  3          EDUCATION MANAGEMENT CORPORATION              525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1043  2        GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS    525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1044  2        GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS     525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1045  2        GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1046  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1047  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1048  2        GOLDMAN SACHS FINANCIAL MARKETS L.L.C.          551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1049  3          GOLDMAN SACHS FINANCIAL MARKETS, L.P.         523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1050  2        GOLDMAN SACHS FINANCIAL MARKETS, L.P.           523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1051  2        GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


1052  2        GOLDMAN SACHS FINANZPRODUKTE GMBH               525990 - Other        Eschborn                GERMANY
                                                               Financial Vehicles


1053  2        GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS      525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1054  2        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)       551112 - Offices of   New York       NY       UNITED STATES
                 HOLDINGS, LP                                  Other Holding
                                                               Companies
1055  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     523130 - Commodity    Halifax        NS       CANADA
                   CORPORATION                                 Contracts Dealing
1056  2        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY         525990 - Other        Wilmington     DE       UNITED STATES
                 LONG/SHORT FUND, LLC                          Financial Vehicles
1057  2        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.            551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1058  3          ARROW CORPORATE MEMBER HOLDINGS LLC           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1059  3          CER HOLDINGS GP                               551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1060  4            CER HOLDINGS LP                             551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1061  5              CER INVESTMENTS 1                         523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
1062  3          GOLDMAN SACHS (AO) L.L.C.                     523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1063  3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1064  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1065  4            BEIJING DE SHANG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1066  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1067  6                GOLDMAN SACHS GAO HUA SECURITIES        523110 - Investment   Beijing                 CHINA, PEOPLES
                         COMPANY LIMITED                       Banking and                                   REPUBLIC OF
                                                               Securities Dealing
1068  4            BEIJING GAO WANG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1069  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1070  4            BEIJING HOU FENG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1071  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1072  4            CORNWALL INVESTMENTS LIMITED                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1073  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     551112 - Offices of   New York       NY       UNITED STATES
                     L.P.                                      Other Holding
                                                               Companies
1074  4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED  551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1075  5              AKIMOTOKO (DELAWARE) L.L.C.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1076  5              AQUAMARINE (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1077  5              EXPRESS INVESTMENTS II PRIVATE LTD.       525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1078  5              EXPRESS INVESTMENTS III PRIVATE LTD.      525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1079  5              KAGAWA (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1080  5              KATSUO (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1081  5              KIRORO (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1082  5              MATSU (DELAWARE) L.L.C.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1083  5              MERCER INVESTMENTS IV PRIVATE LTD.        525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1084  6                RONG SHENG ASSET MANAGEMENT CO. LTD.    525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
1085  5              MERCER INVESTMENTS V PRIVATE LTD.         551114 - Corporate,   Federal                 MALAYSIA (OTHER)
                                                               Subsidiary, and       Territory of
                                                               Regional Managing     Labuan
                                                               Offices
1086  6                BEIJING GOLDMAN SACHS CONSULTING CO.,   525990 - Other        Beijing                 CHINA, PEOPLES
                         LTD.                                  Financial Vehicles                            REPUBLIC OF
1087  5              SAGAMIKO (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1088  5              SHIKOTSUKO (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1089  5              TOWADAKO (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1090  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1091  5              DHONI CAYMAN GP LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1092  6                DHONI CAYMAN LIMITED PARTNERSHIP        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1093  5              DHONI CAYMAN HOLDINGS LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1094  6                DHONI CAYMAN LIMITED PARTNERSHIP        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1095  5              GOLDMAN SACHS CHINA INVESTMENTS           525990 - Other        Ebene                   MAURITIUS
                       (MAURITIUS) LIMITED                     Financial Vehicles
1096  5              GOLDMAN SACHS RE INVESTMENTS HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                       LIMITED                                 Financial Vehicles
1097  5              GS COMMODITY ASSET HOLDINGS (CAYMAN)      523999 -              George Town             CAYMAN ISLANDS
                       LTD.                                    Miscellaneous
                                                               Financial Investment
                                                               Activities
1098  5              GS HONY HOLDINGS I LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1099  5              GS HONY HOLDINGS II LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1100  5              GSPS ASIA LIMITED                         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1101  6                GREEN LOTUS LIMITED                     525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1102  6                GSPS DAI VIET LTD.                      525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1103  6                NAM VIET LTD.                           525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1104  5              TIGER STRATEGIC INVESTMENTS LTD           551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1105  6                JADE DRAGON (MAURITIUS) LIMITED         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1106  7                  GOLDMAN SACHS CHINA STRATEGIC         525990 - Other        Ebene                   MAURITIUS
                           INVESTMENTS LIMITED                 Financial Vehicles
1107  7                  GOLDMAN SACHS CHINA VENTURE I         551112 - Offices of   Ebene                   MAURITIUS
                           (MAURITIUS) LIMITED                 Other Holding
                                                               Companies
1108  8                    JADE DRAGON VENTURE INVESTMENT      525990 - Other        Beijing                 CHINA, PEOPLES
                             LIMITED                           Financial Vehicles                            REPUBLIC OF
1109  7                  GOLDMAN SACHS CHINA VENTURE II        551112 - Offices of   Ebene                   MAURITIUS
                           (MAURITIUS) LIMITED                 Other Holding
                                                               Companies
1110  8                    JADE DRAGON VENTURE INVESTMENT      525990 - Other        Beijing                 CHINA, PEOPLES
                             LIMITED                           Financial Vehicles                            REPUBLIC OF
1111  7                  ZAHEER HOLDINGS (MAURITIUS)           551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1112  8                    ZAHEER MAURITIUS                    525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1113  6                PANDA INVESTMENTS LTD                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1114  7                  GOLDMAN SACHS STRATEGIC HOLDINGS      525990 - Other        Ebene                   MAURITIUS
                           LIMITED                             Financial Vehicles
1115  7                  GOLDMAN SACHS STRATEGIC INVESTMENTS   525990 - Other        Ebene                   MAURITIUS
                           II LIMITED                          Financial Vehicles
1116  7                  GS STRATEGIC INVESTMENTS LIMITED      525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1117  8                    M. PALLONJI ENTERPRISES PRIVATE     525990 - Other        Mumbai                  INDIA (OTHER)
                             LIMITED                           Financial Vehicles
1118  5              TRIUMPH II INVESTMENTS (IRELAND) LIMITED  525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1119  5              VANTAGE QUEST (MAURITIUS) LIMITED         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1120  5              VANTAGE STRIDE (MAURITIUS) LIMITED        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1121  6                WWD RUBY LIMITED                        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1122  4            GSAF HOLDINGS NOMINEE I LIMITED             525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1123  4            GSAF HOLDINGS NOMINEE II LIMITED            525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1124  4            KIRI (DELAWARE) L.L.C.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1125  4            SHIGA (DELAWARE) L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1126  3          GOLDMAN SACHS (CAYMAN) HOLDING COMPANY        551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1127  3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         525990 - Other        Camana Bay              CAYMAN ISLANDS
                                                               Financial Vehicles
1128  3          GOLDMAN SACHS (CHINA) L.L.C.                  551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1129  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1130  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     551112 - Offices of   New York       NY       UNITED STATES
                     L.P.                                      Other Holding
                                                               Companies
1131  3          GOLDMAN SACHS ADMINISTRATION SERVICES         551112 - Offices of   NEW YORK       NY       UNITED STATES
                   (CANADA) HOLDINGS LP                        Other Holding
                                                               Companies
1132  4            GOLDMAN SACHS ADMINISTRATION SERVICES       523999 -              Halifax        NS       CANADA
                     (CANADA) CO.                              Miscellaneous
                                                               Financial Investment
                                                               Activities
1133  3          GOLDMAN SACHS ARGENTINA L.L.C.                523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1134  3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   523920 - Portfolio    Sao Paulo               BRAZIL
                                                               Management
1135  3          GOLDMAN SACHS ASSET MANAGEMENT, L.P.          523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
1136  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     551112 - Offices of   New York       NY       UNITED STATES
                   HOLDINGS, LP                                Other Holding
                                                               Companies
1137  3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1138  3          GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L.    551114 - Corporate,   Col Lomas de            MEXICO
                   DE C.V.                                     Subsidiary, and       Chapultepec
                                                               Regional Managing
                                                               Offices
1139  4            GS SERVICIOS FINANCIEROS DE MEXICO,         523120 - Securities   Mexico City             MEXICO
                     SOCIEDAD ANONIMA DE CAPITAL VARIABLE,     Brokerage
                     SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,
                     ENTIDAD NO REGULADA
1140  4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.    522298 - All Other    Mexico City             MEXICO
                                                               Nondepository Credit
                                                               Intermediation
1141  3          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED    551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1142  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1143  4            GOLDMAN SACHS (RUSSIA)                      523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
1144  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         523999 -              London                  UNITED KINGDOM
                     (U.K.) LIMITED                            Miscellaneous                                 (OTHER)
                                                               Financial Investment
                                                               Activities
1145  5              CMC Markets PLC                           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1146  6                CMC MARKETS UK HOLDINGS LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1147  7                  CMC Group Limited                     523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation

1020  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1021  2        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,      N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
1022  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           36         N/A

1023  3          FREEDOMPAY, INC.                              32         N/A

1024  3          FS INVEST SARL                                44         N/A

1025  3          GS 2000-I, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1026  3          SUNGARD CAPITAL CORP.                         99         N/A


1027  3          UES OCNS HOLDINGS                             99         N/A

1028  4            OCNS CAYMAN GP                              70         N/A

1029  5              OCNS CAYMAN, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1030  2        GOLDMAN SACHS DIRECT STRATEGIES FUND II         100        N/A
                 OFFSHORE, LTD.
1031  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II       N/A        N/A        The direct holder is a
                 EMPLOYEE FUNDS GP, L.L.C.                                           Non-Managing Member.
1032  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                      General Partner.
1033  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1034  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1035  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1036  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1037  2        GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED     100        N/A

1038  2        GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE   N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1039  3          GS ESF QEP OFFSHORE HOLDINGS CORP.            100        N/A

1040  2        GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1041  2        GOLDMAN SACHS EDMC INVESTORS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1042  3          EDUCATION MANAGEMENT CORPORATION              42         N/A

1043  2        GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS    100        N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1044  2        GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS     100        N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1045  2        GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.      100        N/A

1046  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE         N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
1047  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1048  2        GOLDMAN SACHS FINANCIAL MARKETS L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


1049  3          GOLDMAN SACHS FINANCIAL MARKETS, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.

1050  2        GOLDMAN SACHS FINANCIAL MARKETS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1051  2        GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
1052  2        GOLDMAN SACHS FINANZPRODUKTE GMBH               N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
1053  2        GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS      28         N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1054  2        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)       N/A        N/A        The direct holder is a
                 HOLDINGS, LP                                                        Limited Partner.

1055  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     100        N/A
                   CORPORATION
1056  2        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY         N/A        N/A        The direct holder is a
                 LONG/SHORT FUND, LLC                                                Non-Managing Member.
1057  2        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1058  3          ARROW CORPORATE MEMBER HOLDINGS LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1059  3          CER HOLDINGS GP                               100        N/A


1060  4            CER HOLDINGS LP                             N/A        N/A        The direct holder is a
                                                                                     General Partner.

1061  5              CER INVESTMENTS 1                         100        N/A



1062  3          GOLDMAN SACHS (AO) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1063  3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1064  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1065  4            BEIJING DE SHANG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1066  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1067  6                GOLDMAN SACHS GAO HUA SECURITIES        N/A        N/A        The direct holder is a
                         COMPANY LIMITED                                             Non-Managing Member.

1068  4            BEIJING GAO WANG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1069  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1070  4            BEIJING HOU FENG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1071  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1072  4            CORNWALL INVESTMENTS LIMITED                100        N/A


1073  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.

1074  4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED  100        N/A


1075  5              AKIMOTOKO (DELAWARE) L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1076  5              AQUAMARINE (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1077  5              EXPRESS INVESTMENTS II PRIVATE LTD.       100        N/A


1078  5              EXPRESS INVESTMENTS III PRIVATE LTD.      100        N/A


1079  5              KAGAWA (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1080  5              KATSUO (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1081  5              KIRORO (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1082  5              MATSU (DELAWARE) L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1083  5              MERCER INVESTMENTS IV PRIVATE LTD.        100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
1084  6                RONG SHENG ASSET MANAGEMENT CO. LTD.    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1085  5              MERCER INVESTMENTS V PRIVATE LTD.         100        N/A



1086  6                BEIJING GOLDMAN SACHS CONSULTING CO.,   N/A        N/A        The direct holder is a
                         LTD.                                                        Non-Managing Member.
1087  5              SAGAMIKO (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1088  5              SHIKOTSUKO (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1089  5              TOWADAKO (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1090  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1091  5              DHONI CAYMAN GP LTD.                      100        N/A

1092  6                DHONI CAYMAN LIMITED PARTNERSHIP        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1093  5              DHONI CAYMAN HOLDINGS LTD.                100        N/A

1094  6                DHONI CAYMAN LIMITED PARTNERSHIP        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1095  5              GOLDMAN SACHS CHINA INVESTMENTS           100        N/A
                       (MAURITIUS) LIMITED
1096  5              GOLDMAN SACHS RE INVESTMENTS HOLDINGS     100        N/A
                       LIMITED
1097  5              GS COMMODITY ASSET HOLDINGS (CAYMAN)      100        N/A
                       LTD.


1098  5              GS HONY HOLDINGS I LTD.                   100        N/A

1099  5              GS HONY HOLDINGS II LTD.                  100        N/A

1100  5              GSPS ASIA LIMITED                         100        N/A

1101  6                GREEN LOTUS LIMITED                     100        N/A

1102  6                GSPS DAI VIET LTD.                      100        N/A

1103  6                NAM VIET LTD.                           100        N/A

1104  5              TIGER STRATEGIC INVESTMENTS LTD           100        N/A


1105  6                JADE DRAGON (MAURITIUS) LIMITED         100        N/A

1106  7                  GOLDMAN SACHS CHINA STRATEGIC         100        N/A
                           INVESTMENTS LIMITED
1107  7                  GOLDMAN SACHS CHINA VENTURE I         100        N/A
                           (MAURITIUS) LIMITED

1108  8                    JADE DRAGON VENTURE INVESTMENT      100        N/A
                             LIMITED
1109  7                  GOLDMAN SACHS CHINA VENTURE II        100        N/A
                           (MAURITIUS) LIMITED

1110  8                    JADE DRAGON VENTURE INVESTMENT      100        N/A
                             LIMITED
1111  7                  ZAHEER HOLDINGS (MAURITIUS)           98         N/A


1112  8                    ZAHEER MAURITIUS                    100        N/A

1113  6                PANDA INVESTMENTS LTD                   100        N/A


1114  7                  GOLDMAN SACHS STRATEGIC HOLDINGS      100        N/A
                           LIMITED
1115  7                  GOLDMAN SACHS STRATEGIC INVESTMENTS   100        N/A
                           II LIMITED
1116  7                  GS STRATEGIC INVESTMENTS LIMITED      100        N/A

1117  8                    M. PALLONJI ENTERPRISES PRIVATE     39         N/A
                             LIMITED
1118  5              TRIUMPH II INVESTMENTS (IRELAND) LIMITED  100        N/A

1119  5              VANTAGE QUEST (MAURITIUS) LIMITED         100        N/A

1120  5              VANTAGE STRIDE (MAURITIUS) LIMITED        100        N/A

1121  6                WWD RUBY LIMITED                        100        N/A

1122  4            GSAF HOLDINGS NOMINEE I LIMITED             100        N/A

1123  4            GSAF HOLDINGS NOMINEE II LIMITED            100        N/A

1124  4            KIRI (DELAWARE) L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1125  4            SHIGA (DELAWARE) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1126  3          GOLDMAN SACHS (CAYMAN) HOLDING COMPANY        100        N/A


1127  3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         100        N/A

1128  3          GOLDMAN SACHS (CHINA) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


1129  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  100        N/A


1130  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.

1131  3          GOLDMAN SACHS ADMINISTRATION SERVICES         N/A        N/A        The direct holder is a
                   (CANADA) HOLDINGS LP                                              Limited Partner.

1132  4            GOLDMAN SACHS ADMINISTRATION SERVICES       100        N/A
                     (CANADA) CO.


1133  3          GOLDMAN SACHS ARGENTINA L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1134  3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   100        N/A

1135  3          GOLDMAN SACHS ASSET MANAGEMENT, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1136  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     N/A        N/A        The direct holder is a
                   HOLDINGS, LP                                                      Limited Partner.

1137  3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      100        N/A



1138  3          GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L.    N/A        N/A        The direct holder is a
                   DE C.V.                                                           Limited Partner.


1139  4            GS SERVICIOS FINANCIEROS DE MEXICO,         100        N/A
                     SOCIEDAD ANONIMA DE CAPITAL VARIABLE,
                     SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,
                     ENTIDAD NO REGULADA
1140  4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.    100        100


1141  3          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED    100        N/A


1142  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1143  4            GOLDMAN SACHS (RUSSIA)                      99         N/A


1144  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         100        N/A
                     (U.K.) LIMITED


1145  5              CMC Markets PLC                           9          N/A


1146  6                CMC MARKETS UK HOLDINGS LIMITED         100        N/A


1147  7                  CMC Group Limited                     100        N/A

1148  7                  CMC MARKETS UK PLC                    523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1149  8                    CMC Markets US LLC                  523910 -              New York       NY       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
1150  7                  CMC Spreadbet Plc                     523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1151  7                  CMC Trustees Limited                  523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1152  7                  Information Internet Limited          541511 - Computer     London                  UNITED KINGDOM
                                                               program or software                           (OTHER)
                                                               development
1153  6                CMC Markets (Finance) Limited           523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1154  6                CMC Markets Overseas Holdings Limited   551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1155  7                  CMC Markets Asia Limited              523910 -              Wan Chai                HONG KONG
                                                               Miscellaneous
                                                               Intermediation
1156  7                  CMC Markets Canada Inc                523910 -              Toronto        ON       CANADA
                                                               Miscellaneous
                                                               Intermediation
1157  7                  CMC Markets Development (pty)         523910 -              Sunninghill             SOUTH AFRICA
                           Limited                             Miscellaneous
                                                               Intermediation
1158  7                  CMC Markets Digital Options GmbH      541511 - Computer     Vienna                  AUSTRIA
                                                               program or software
                                                               development
1159  7                  CMC Markets Group Australia Pty Ltd.  551112 - Offices of   Sydney                  AUSTRALIA
                                                               Other Holding
                                                               Companies
1160  8                    CMC MARKETS ASIA PACIFIC PTY        541990 - All Other    Sydney                  AUSTRALIA
                             LIMITED                           Professional,
                                                               Scientific, and
                                                               Technical Services
1161  9                      CMC Markets Pty Ltd               523910 -              Sydney                  AUSTRALIA
                                                               Miscellaneous
                                                               Intermediation
1162  10                       CMC International Financial     541990 - All Other    Dong Cheng              CHINA, PEOPLES
                                 Consulting (Beijing) Co., Ltd Professional,         District                REPUBLIC OF
                                                               Scientific, and
                                                               Technical Services
1163  8                    CMC Markets Stockbroking Limited    523120 - Securities   Sydney                  AUSTRALIA
                                                               Brokerage
1164  8                    CMC Markets Stockbroking Limited    522320 - Financial    Sydney                  AUSTRALIA
                             Nominees (No.2 Account) Pty       Transactions
                             Limited                           Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
1165  8                    CMC Markets Stockbroking Limited    522320 - Financial    Sydney                  AUSTRALIA
                             Nominees Pty Limited              Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
1166  7                  CMC Markets Japan KK                  523910 -              Tokyo                   JAPAN
                                                               Miscellaneous
                                                               Intermediation
1167  7                  CMC Markets NZ Limited                523910 -              Auckland                NEW ZEALAND (OTHER)
                                                               Miscellaneous
                                                               Intermediation
1168  7                  CMC Markets Singapore Pte. Ltd        541990 - All Other    Singapore               SINGAPORE
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1169  7                  CMC Markets South Africa (pty)        523910 -              Sunninghill             SOUTH AFRICA
                           Limited                             Miscellaneous
                                                               Intermediation
1170  4            TEX FUNDING                                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1171  3          GOLDMAN SACHS IRELAND LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1172  4            GOLDMAN SACHS IRELAND GROUP LIMITED         551112 - Offices of   Dublin                  IRELAND
                                                               Other Holding
                                                               Companies
1173  5              GOLDMAN SACHS IRELAND HOLDINGS LIMITED    551112 - Offices of   Dublin                  IRELAND
                                                               Other Holding
                                                               Companies
1174  6                GOLDMAN SACHS BANK (EUROPE) PLC         522110 - Commercial   Dublin                  IRELAND
                                                               Banking
1175  3          GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED    525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1176  4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS     525910 - Open-End     Dublin                  IRELAND
                     EURO FUND, A SUB-FUND OF GOLDMAN SACHS    Investment Funds
                     GLOBAL MULTI MANAGER FUNDS

1177  3          GOLDMAN SACHS PARIS INC. ET CIE               522110 - Commercial   Paris                   FRANCE (OTHER)
                                                               Banking
1178  3          GOLDMAN SACHS SAUDI ARABIA                    525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1179  3          GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A    522110 - Commercial   Sao Paulo               BRAZIL
                                                               Banking
1180  4            GARDA FUNDO DE INVESTIMENTO EM DIREITOS     525910 - Open-End     Osasco                  BRAZIL
                     CREDITORIOS NAO-PADRONIZADOS              Investment Funds
                     MULTICARTEIRA
1181  4            GOLDMAN SACHS DO BRASIL CORRETORA DE        523120 - Securities   Sao Paulo               BRAZIL
                     TITULOS E VALORES MOBILIARIOS S/A         Brokerage
1182  3          GS (ASIA) L.P.                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1183  4            GOLDMAN SACHS (JAPAN) LTD.                  551112 - Offices of   Tortola                 BRITISH VIRGIN
                                                               Other Holding                                 ISLANDS
                                                               Companies
1184  5              GOLDMAN SACHS JAPAN CO., LTD.             523110 - Investment   Tokyo                   JAPAN
                                                               Banking and
                                                               Securities Dealing
1185  6                GOLDMAN SACHS DIVERSIFIED               525910 - Open-End     George Town             CAYMAN ISLANDS
                         MULTI-SECTOR PORTFOLIO YEN FUND       Investment Funds
                         (FOR QUALIFIED INSTITUTIONAL
                         INVESTORS)
1186  5              GOLDMAN SACHS JAPAN HOLDINGS, LTD.        541990 - All Other    Tokyo                   JAPAN
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1187  5              MLT INVESTMENTS LTD.                      551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1188  6                ELEVATECH LIMITED                       525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
1189  6                GLOBAL TECHNOLOGIES INTERNATIONAL       525990 - Other        Tortola                 BRITISH VIRGIN
                          LIMITED                              Financial Vehicles                            ISLANDS
1190  6                GOLDMAN SACHS STRATEGIC INVESTMENTS     525990 - Other        Wilmington     DE       UNITED STATES
                         (ASIA) L.L.C.                         Financial Vehicles
1191  7                  AGALIA CAPITAL LTD.                   525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1192  3          GS ASIAN VENTURE (DELAWARE) L.L.C.            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1193  3          GS FINANCIAL SERVICES L.P. (DEL)              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1194  4            BEST II INVESTMENTS (DELAWARE) L.L.C.       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1195  5              TRIUMPH III INVESTMENTS (IRELAND)         525990 - Other        Dublin                  IRELAND
                       LIMITED                                 Financial Vehicles
1196  5              TRIUMPH INVESTMENTS (IRELAND) LIMITED     525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1197  4            BEST INVESTMENTS (DELAWARE) L.L.C.          525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1198  4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1199  4            FRANKFURTER MOBILIEN LIMITED                525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
1200  4            GOLDMAN SACHS ADMINISTRATION SERVICES       551112 - Offices of   NEW YORK       NY       UNITED STATES
                     (CANADA) HOLDINGS LLC                     Other Holding
                                                               Companies
1201  5              GOLDMAN SACHS ADMINISTRATION SERVICES     551112 - Offices of   NEW YORK       NY       UNITED STATES
                       (CANADA) HOLDINGS LP                    Other Holding
                                                               Companies
1202  4            GOLDMAN SACHS ADMINISTRATION SERVICES       551112 - Offices of   NEW YORK       NY       UNITED STATES
                     (CANADA) HOLDINGS LP                      Other Holding
                                                               Companies
1203  4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1204  5              GOLDMAN SACHS CAPITAL INVESTMENTS II      525990 - Other        London                  UNITED KINGDOM
                       LIMITED                                 Financial Vehicles                            (OTHER)
1205  4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)   551112 - Offices of   NEW YORK       NY       UNITED STATES
                     HOLDINGS LLC                              Other Holding
                                                               Companies
1206  5              GOLDMAN SACHS GLOBAL COMMODITIES          551112 - Offices of   New York       NY       UNITED STATES
                       (CANADA) HOLDINGS, LP                   Other Holding
                                                               Companies
1207  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         525990 - Other        Wilmington     DE       UNITED STATES
                     (ASIA) L.L.C.                             Financial Vehicles
1208  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1209  4            GS CAPITAL FUNDING, INC.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1210  5              GS CAPITAL FUNDING (UK) II LIMITED        551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1211  6                GS CAPITAL FUNDING (CAYMAN) LIMITED     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1212  4            GS DIVERSIFIED FINANCE III, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1213  5              GS DIVERSIFIED HOLDINGS II LLC            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1214  4            GS DIVERSIFIED FINANCE V, LLC               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1215  4            GS DIVERSIFIED HOLDINGS II LLC              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1216  4            GS GLOBAL FUNDING II, CO.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1217  4            GS LONGPORT INVESTMENT CORPORATION          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1218  4            GS Wind Power I, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1219  4            GSFS (CAYMAN) 2002 A LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1220  4            JLQ LLC                                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1221  5              GK SPICA                                  525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1222  5              JUPITER INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1223  6                GK BLUE SQUARE                          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1224  6                I PET CO., LTD                          524128 - Other Direct Tokyo                   JAPAN
                                                               Insurance (except
                                                               life, health, and
                                                               medical) Carriers
1225  7                  I PET CLUB KENKO SOKUSHIN KYOSAI      524128 - Other Direct Tokyo                   JAPAN
                           JIGYO                               Insurance (except
                                                               life, health, and
                                                               medical) Carriers
1226  4            JTGLQ COMPANY                               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1227  5              GS STRATEGIC INVESTMENTS JAPAN LLC        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1228  4            KEYAKIZAKA FINANCE CO., LTD.                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1229  4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1230  5              BAEKDU INVESTMENTS LIMITED                551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1231  4            LANSDALE INVESTMENTS LIMITED                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1232  4            MHLQ, S. DE R.L. DE C.V.                    525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
1233  4            MLQ2 (DELAWARE) LLC                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1234  5              MBD Holdings GK                           551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1235  6                GK IZUMO CAPITAL                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1236  6                GK JUPITER INVESTMENT II                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1237  6                GK JUPITER INVESTMENT III               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1238  6                GK MISHIMA CAPITAL                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1239  6                GK OUKA                                 525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1240  6                GK SHIROKAWA                            525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1241  6                GK TERAMACHI CAPITAL                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1242  6                SH OUKA HOLDINGS                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1243  7                  GK OUKA                               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1244  6                YK HOLDINGS CO., LTD.                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1245  4            NAEBA (DELAWARE) L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1246  4            NJLQ (IRELAND) LIMITED                      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1247  4            RESTAMOVE IRELAND LIMITED                   523110 - Investment   Dublin                  IRELAND
                                                               Banking and
                                                               Securities Dealing
1248  4            SENNA INVESTMENTS (IRELAND) LIMITED         525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1249  4            SHIMANE (DELAWARE) LLC                      531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
1250  4            SHIZUOKA (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1251  4            SINGEL COOL ONE B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1252  5              ARCHON GROUP (FRANCE)                     525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1253  6                Archon Group Gestion                    525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1254  6                GESTION IMMOBILIERE HAUSSMANN           525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1255  4            SINGEL COOL TWO B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1256  5              ARCHON GROUP (FRANCE)                     525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1257  4            STRATEGIC INVESTMENT JV LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1258  4            UNI OCNS HOLDINGS                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1259  3          GS INDIA HOLDINGS L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1260  4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.       551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1261  5              GOLDMAN SACHS SERVICES PRIVATE LIMITED    541990 - All Other    Bangalore               INDIA (OTHER)
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1262  6                Goldman Sachs (India) Finance Private   522294 - Secondary    Mumbai                  INDIA (OTHER)
                         Limited                               Market Financing
1263  5              Goldman Sachs (India) Finance Private     522294 - Secondary    Mumbai                  INDIA (OTHER)
                       Limited                                 Market Financing
1264  4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I     523110 - Investment   Ebene                   MAURITIUS
                     LIMITED                                   Banking and
                                                               Securities Dealing
1265  5              GOLDMAN SACHS (MAURITIUS) L.L.C.          551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1266  6                GOLDMAN SACHS (INDIA) SECURITIES        523110 - Investment   Mumbai                  INDIA (OTHER)
                         PRIVATE LIMITED                       Banking and
                                                               Securities Dealing
1267  6                GOLDMAN SACHS SERVICES PRIVATE LIMITED  541990 - All Other    Bangalore               INDIA (OTHER)
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1268  6                TALBOT INVESTMENTS LIMITED              523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1269  4            VANTAGE GROUND (MAURITIUS) LIMITED          551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1270  3          GSEM (DEL) HOLDINGS, L.P.                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1271  4            CER HOLDINGS LP                             551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1272  4            GOLDMAN SACHS FINANCIAL MARKETS PTY LTD     523130 - Commodity    Sydney                  AUSTRALIA
                                                               Contracts Dealing
1273  4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO    551112 - Offices of   George Town             CAYMAN ISLANDS
                     CAYMAN LTD.                               Other Holding
                                                               Companies
1274  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
1275  6                GOLDMAN SACHS INVESTMENT PARTNERS       525910 - Open-End     George Town             CAYMAN ISLANDS
                         AGGREGATING FUND HOLDINGS OFFSHORE,   Investment Funds
                         L.P.

1148  7                  CMC MARKETS UK PLC                    100        N/A


1149  8                    CMC Markets US LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1150  7                  CMC Spreadbet Plc                     100        N/A


1151  7                  CMC Trustees Limited                  100        N/A


1152  7                  Information Internet Limited          100        N/A


1153  6                CMC Markets (Finance) Limited           100        N/A


1154  6                CMC Markets Overseas Holdings Limited   100        N/A


1155  7                  CMC Markets Asia Limited              100        N/A


1156  7                  CMC Markets Canada Inc                100        N/A


1157  7                  CMC Markets Development (pty)         100        N/A
                           Limited

1158  7                  CMC Markets Digital Options GmbH      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1159  7                  CMC Markets Group Australia Pty Ltd.  100        N/A


1160  8                    CMC MARKETS ASIA PACIFIC PTY        100        N/A
                             LIMITED


1161  9                      CMC Markets Pty Ltd               100        N/A


1162  10                       CMC International Financial     N/A        N/A        The direct holder is a
                                 Consulting (Beijing) Co., Ltd                       Managing Member.


1163  8                    CMC Markets Stockbroking Limited    100        N/A

1164  8                    CMC Markets Stockbroking Limited    100        N/A
                             Nominees (No.2 Account) Pty
                             Limited


1165  8                    CMC Markets Stockbroking Limited    100        N/A
                             Nominees Pty Limited



1166  7                  CMC Markets Japan KK                  100        N/A


1167  7                  CMC Markets NZ Limited                100        N/A


1168  7                  CMC Markets Singapore Pte. Ltd        100        N/A



1169  7                  CMC Markets South Africa (pty)        100        N/A
                           Limited

1170  4            TEX FUNDING                                 100        N/A

1171  3          GOLDMAN SACHS IRELAND LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1172  4            GOLDMAN SACHS IRELAND GROUP LIMITED         100        N/A


1173  5              GOLDMAN SACHS IRELAND HOLDINGS LIMITED    100        N/A


1174  6                GOLDMAN SACHS BANK (EUROPE) PLC         100        N/A

1175  3          GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED    100        N/A

1176  4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS     N/A        N/A        The direct holder has
                     EURO FUND, A SUB-FUND OF GOLDMAN SACHS                          Control through a
                     GLOBAL MULTI MANAGER FUNDS                                      Management Agreement or
                                                                                     other arrangements.
1177  3          GOLDMAN SACHS PARIS INC. ET CIE               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1178  3          GOLDMAN SACHS SAUDI ARABIA                    100        N/A

1179  3          GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A    100        N/A

1180  4            GARDA FUNDO DE INVESTIMENTO EM DIREITOS     100        N/A
                     CREDITORIOS NAO-PADRONIZADOS
                     MULTICARTEIRA
1181  4            GOLDMAN SACHS DO BRASIL CORRETORA DE        100        N/A
                     TITULOS E VALORES MOBILIARIOS S/A
1182  3          GS (ASIA) L.P.                                N/A        N/A        The direct holder is a
                                                                                     General Partner.

1183  4            GOLDMAN SACHS (JAPAN) LTD.                  100        N/A


1184  5              GOLDMAN SACHS JAPAN CO., LTD.             100        N/A


1185  6                GOLDMAN SACHS DIVERSIFIED               100        N/A
                         MULTI-SECTOR PORTFOLIO YEN FUND
                         (FOR QUALIFIED INSTITUTIONAL
                         INVESTORS)
1186  5              GOLDMAN SACHS JAPAN HOLDINGS, LTD.        100        N/A



1187  5              MLT INVESTMENTS LTD.                      100        N/A


1188  6                ELEVATECH LIMITED                       100        N/A

1189  6                GLOBAL TECHNOLOGIES INTERNATIONAL       100        N/A
                         LIMITED
1190  6                GOLDMAN SACHS STRATEGIC INVESTMENTS     N/A        N/A        The direct holder is a
                         (ASIA) L.L.C.                                               Managing Member.
1191  7                  AGALIA CAPITAL LTD.                   75         N/A

1192  3          GS ASIAN VENTURE (DELAWARE) L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1193  3          GS FINANCIAL SERVICES L.P. (DEL)              N/A        N/A        The direct holder is a
                                                                                     General Partner.

1194  4            BEST II INVESTMENTS (DELAWARE) L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1195  5              TRIUMPH III INVESTMENTS (IRELAND)         100        N/A
                       LIMITED
1196  5              TRIUMPH INVESTMENTS (IRELAND) LIMITED     100        N/A

1197  4            BEST INVESTMENTS (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1198  4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1199  4            FRANKFURTER MOBILIEN LIMITED                99         N/A

1200  4            GOLDMAN SACHS ADMINISTRATION SERVICES       N/A        N/A        The direct holder is a
                     (CANADA) HOLDINGS LLC                                           Managing Member.

1201  5              GOLDMAN SACHS ADMINISTRATION SERVICES     N/A        N/A        The direct holder is a
                       (CANADA) HOLDINGS LP                                          General Partner.

1202  4            GOLDMAN SACHS ADMINISTRATION SERVICES       N/A        N/A        The direct holder is a
                     (CANADA) HOLDINGS LP                                            Limited Partner.

1203  4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED   100        N/A

1204  5              GOLDMAN SACHS CAPITAL INVESTMENTS II      100        N/A
                       LIMITED
1205  4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)   N/A        N/A        The direct holder is a
                     HOLDINGS LLC                                                    Non-Managing Member.

1206  5              GOLDMAN SACHS GLOBAL COMMODITIES          N/A        N/A        The direct holder is a
                       (CANADA) HOLDINGS, LP                                         General Partner.

1207  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         N/A        N/A        The direct holder is a
                     (ASIA) L.L.C.                                                   Managing Member.
1208  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1209  4            GS CAPITAL FUNDING, INC.                    100        N/A

1210  5              GS CAPITAL FUNDING (UK) II LIMITED        100        N/A


1211  6                GS CAPITAL FUNDING (CAYMAN) LIMITED     100        N/A

1212  4            GS DIVERSIFIED FINANCE III, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1213  5              GS DIVERSIFIED HOLDINGS II LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1214  4            GS DIVERSIFIED FINANCE V, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1215  4            GS DIVERSIFIED HOLDINGS II LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1216  4            GS GLOBAL FUNDING II, CO.                   100        N/A

1217  4            GS LONGPORT INVESTMENT CORPORATION          100        N/A

1218  4            GS Wind Power I, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1219  4            GSFS (CAYMAN) 2002 A LIMITED                100        N/A

1220  4            JLQ LLC                                     100        N/A

1221  5              GK SPICA                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1222  5              JUPITER INVESTMENT CO., LTD.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1223  6                GK BLUE SQUARE                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1224  6                I PET CO., LTD                          83         N/A



1225  7                  I PET CLUB KENKO SOKUSHIN KYOSAI      N/A        N/A        The direct holder is a
                           JIGYO                                                     General Partner.


1226  4            JTGLQ COMPANY                               100        N/A

1227  5              GS STRATEGIC INVESTMENTS JAPAN LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1228  4            KEYAKIZAKA FINANCE CO., LTD.                100        N/A

1229  4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1230  5              BAEKDU INVESTMENTS LIMITED                100        N/A


1231  4            LANSDALE INVESTMENTS LIMITED                100        N/A


1232  4            MHLQ, S. DE R.L. DE C.V.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1233  4            MLQ2 (DELAWARE) LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1234  5              MBD Holdings GK                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1235  6                GK IZUMO CAPITAL                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1236  6                GK JUPITER INVESTMENT II                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1237  6                GK JUPITER INVESTMENT III               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1238  6                GK MISHIMA CAPITAL                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1239  6                GK OUKA                                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1240  6                GK SHIROKAWA                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1241  6                GK TERAMACHI CAPITAL                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1242  6                SH OUKA HOLDINGS                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1243  7                  GK OUKA                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1244  6                YK HOLDINGS CO., LTD.                   100        N/A

1245  4            NAEBA (DELAWARE) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1246  4            NJLQ (IRELAND) LIMITED                      100        N/A

1247  4            RESTAMOVE IRELAND LIMITED                   100        N/A


1248  4            SENNA INVESTMENTS (IRELAND) LIMITED         100        N/A

1249  4            SHIMANE (DELAWARE) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1250  4            SHIZUOKA (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1251  4            SINGEL COOL ONE B.V.                        100        N/A

1252  5              ARCHON GROUP (FRANCE)                     100        N/A

1253  6                Archon Group Gestion                    100        N/A

1254  6                GESTION IMMOBILIERE HAUSSMANN           100        N/A

1255  4            SINGEL COOL TWO B.V.                        100        N/A

1256  5              ARCHON GROUP (FRANCE)                     100        N/A

1257  4            STRATEGIC INVESTMENT JV LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1258  4            UNI OCNS HOLDINGS                           100        N/A

1259  3          GS INDIA HOLDINGS L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1260  4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.       100        N/A


1261  5              GOLDMAN SACHS SERVICES PRIVATE LIMITED    100        99



1262  6                Goldman Sachs (India) Finance Private   100        N/A
                         Limited
1263  5              Goldman Sachs (India) Finance Private     100        100
                         Limited
1264  4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I     100        N/A
                     LIMITED

1265  5              GOLDMAN SACHS (MAURITIUS) L.L.C.          100        N/A


1266  6                GOLDMAN SACHS (INDIA) SECURITIES        100        N/A
                         PRIVATE LIMITED

1267  6                GOLDMAN SACHS SERVICES PRIVATE LIMITED  100        99



1268  6                TALBOT INVESTMENTS LIMITED              100        N/A


1269  4            VANTAGE GROUND (MAURITIUS) LIMITED          100        N/A


1270  3          GSEM (DEL) HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     General Partner.

1271  4            CER HOLDINGS LP                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1272  4            GOLDMAN SACHS FINANCIAL MARKETS PTY LTD     100        N/A

1273  4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO    100        N/A
                     CAYMAN LTD.

1274  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
1275  6                GOLDMAN SACHS INVESTMENT PARTNERS       N/A        N/A        The direct holder is a
                         AGGREGATING FUND HOLDINGS OFFSHORE,                         Limited Partner.
                         L.P.

1276  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           I, LLC
1277  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           II, LLC
1278  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           III, LLC
1279  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           IV, LLC
1280  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           V, LLC
1281  6                GOLDMAN SACHS INVESTMENT PARTNERS       525910 - Open-End     George Town             CAYMAN ISLANDS
                         MASTER FUND, L.P.                     Investment Funds
1282  7                  GOLDMAN SACHS GSIP FUND (IRELAND)     525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1283  8                    GOLDMAN SACHS GSIP MASTER COMPANY   525910 - Open-End     Dublin                  IRELAND
                             (IRELAND) LIMITED                 Investment Funds
1284  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Luxembourg              LUXEMBOURG
                           HOLDINGS (LUX) OFFSHORE S.A.R.L     Investment Funds
1285  7                  GS INVESTMENT PARTNERS (MAURITIUS)    525910 - Open-End     Ebene                   MAURITIUS
                           I LIMITED                           Investment Funds
1286  8                    GS INVESTMENT PARTNERS              525910 - Open-End     Ebene                   MAURITIUS
                             (MAURITIUS) II LIMITED            Investment Funds
1287  8                    Goldman Sachs TDN Investors         525990 - Other        George Town             CAYMAN ISLANDS
                             Offshore, L.P.                    Financial Vehicles
1288  9                      GS INVESTMENT PARTNERS            525990 - Other        Ebene                   MAURITIUS
                               (MAURITIUS) IV LIMITED          Financial Vehicles
1289  4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1290  5              GOLDMAN SACHS SAUDI ARABIA                525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1291  4            GOLDMAN SACHS SAUDI ARABIA                  525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1292  4            GS INVESTMENTS (CAYMAN) LTD.                523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
1293  5              SOURCE HOLDINGS LIMITED                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1294  6                Source Investment Management Limited    523920 - Portfolio    George Town             CAYMAN ISLANDS
                                                               Management
1295  6                Source UK Services Limited              522294 - Secondary    London                  UNITED KINGDOM
                                                               Market Financing                              (OTHER)
1296  4            GSEM BERMUDA HOLDINGS, L.P.                 551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
1297  5              GS EQUITY MARKETS, L.P.                   525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1298  3          GSEM BERMUDA HOLDINGS, L.P.                   551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
1299  3          GSPS (DEL) L.P.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1300  4            GSPS BERMUDA CORPORATION LIMITED            525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1301  3          J. ARON (CHINA) HOLDINGS L.L.C.               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1302  4            J. ARON (CHINA) COMMODITIES TRADING         523130 - Commodity    Shanghai                CHINA, PEOPLES
                     COMPANY LIMITED                           Contracts Dealing                             REPUBLIC OF
1303  3          LS UNIT TRUST 2009-I                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1304  3          MEP GS INVESTOR (GP) LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1305  4            MEP GS INVESTOR L.P.                        525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1306  5              MERCHANT EQUITY PARTNERS, L.P.            525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
1307  3          MLQ, L.L.C.                                   551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1308  4            CMLQ INVESTORS COMPANY                      525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1309  4            ELQ HOLDINGS (DEL) LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1310  4            MEP GS INVESTOR (CAYCO) LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1311  5              MEP GS INVESTOR L.P.                      525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1312  4            MLQ INVESTORS, L.P.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1313  5              AR HOLDINGS (DELAWARE) L.L.C.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1314  6                AR HOLDINGS GK                          551114 - Corporate,   Tokyo                   JAPAN
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1315  7                  GK GOLDMAN SACHS SSG I                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1316  7                  GK KAGURAZAKA HOLDINGS                551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1317  8                    GK ARISUGAWA FINANCE                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1318  8                    GK SAKURAZAKA CAPITAL               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1319  7                  GK NISHI-AZABU SHINYO HOSHOU          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1320  7                  GS PSI HOLDINGS GK                    551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1321  8                    GOLDMAN SACHS PSI JAPAN GK          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1322  7                  JUPITER INVESTMENT CO., LTD.          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1323  7                  SH ERF HOLDINGS                       525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1324  6                GK YAMAMOTO KAIUN HOLDINGS              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1325  7                  YAMAMOTO KAIUN CO., LTD.              525990 - Other        Kure-shi                JAPAN
                                                               Financial Vehicles
1326  5              BLUE SKY FUND CAYMAN LTD.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1327  5              CITRINE CAYMAN CO., LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1328  5              DOTONBORI KAIHATSU CAYMAN CO., LTD.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1329  5              ENDEAVOR CAYMAN LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1330  5              FOREST GREEN LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1331  5              GK CRYSTAL INVESTMENT                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1332  5              GK KAGURAZAKA HOLDINGS                    551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1333  5              GK YAMAMOTO KAIUN HOLDINGS                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1334  5              GOLDMAN SACHS REALTY JAPAN LTD.           551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1335  6                BLUE DAISY CO., LTD.                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1336  6                DANDELION INVESTMENTS CO., LTD.         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1337  6                GAC PERSONAL CO., LTD.                  52399 - All Other     Tokyo                   JAPAN
                                                               Financial Investment
                                                               Activities
1338  7                  HYOGO WIDE SERVICE CO., LTD.          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1339  7                  MIDORI DATA CO., LTD.                 525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1340  7                  WAKABA HOKEN DAIKO CO., LTD.          524210 - Insurance    Tokyo                   JAPAN
                                                               Agencies and
                                                               Brokerages
1341  6                GK ARISUGAWA FINANCE                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1342  6                GK CRYSTAL INVESTMENT                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1343  6                GLOBE INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1344  6                GOLDMAN SACHS CREDIT PARTNERS           523910 -              Tokyo                   JAPAN
                         (JAPAN), LTD.                         Miscellaneous
                                                               Intermediation
1345  7                  ROPPONGI DOMAIN LLC                   551114 - Corporate,   George Town             CAYMAN ISLANDS
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1346  6                JUPITER INVESTMENT CO., LTD.            525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1347  6                MERCHANT CAPITAL CO., LTD.              522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1348  6                MERCHANT SUPPORT CO., LTD.              522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1349  6                PALMWOOD CO., LTD.                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1350  6                REAL ESTATE CREATION FUND CO., LTD.     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1351  6                REC INVESTMENTS CO., LTD.               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1352  6                S.H. MINATO HOLDINGS                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles


1353  7                  GREEN MOUNTAIN ONE CO., LTD           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1354  6                SAKURAZAKA KAIHATSU CO., LTD.           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1355  6                SH WHITE FLOWER                         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles


1356  7                  GK FRANGIPANI                         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1357  6                WHITE OCEAN CO., LTD.                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1358  5              GS GFKL INVESTOR LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1359  5              GS PIA HOLDINGS GK                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1360  6                CRANE HOLDINGS LTD.                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1361  7                  SG INVESTMENTS KK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1362  6                GS TK HOLDINGS I GK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1363  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1364  6                GS TK HOLDINGS III GK                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1365  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1366  6                GS TK HOLDINGS V GK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1367  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1368  6                OCEANS HOLDINGS CO., LTD.               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1369  5              HEAVENLY LTD.                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1370  6                UNIVERSAL REALTY CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1371  5              Impact Holding Cayman Co., Ltd.           551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1372  5              JUPITER INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1373  5              K.K. MINATO SAIKEN KAISHU                 551114 - Corporate,   Tokyo                   JAPAN
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1374  5              KAIHIN CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1375  5              KANAGAWA HOLDING CAYMAN CO., LTD.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1376  5              KEISEN KAIHATSU CAYMAN CO., LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1377  5              KINMIRAI CAYMAN CO., LTD                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1378  5              KITANOMARU CAYMAN CO., LTD.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1379  5              KUROBE CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1380  5              LINDEN WOOD IIS LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1381  6                CMA CO., LTD.                           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1382  5              LINDEN WOOD, LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1383  5              LUIGI CAYMAN CO., LTD.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1384  5              MDL SEVEN (CAYMAN) HOLDINGS LLC           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1385  6                MDL SEVEN (CAYMAN) LLC                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1386  5              MDL SIX (CAYMAN) HOLDINGS LLC             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1387  6                MDL SIX (CAYMAN) LLC                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1388  5              MUSASHI CAYMAN CO., LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1389  5              MUSASHINO CAYMAN CO., LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1390  5              PIA HOLDINGS CAYMAN                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1391  6                GS PIA HOLDINGS GK                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1392  5              RUBY REALTY CAYMAN LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1393  5              SAYAMA CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1394  5              SHINING PARTNERS LTD.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1395  5              SHIOHAMA CAYMAN CO., LTD.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1396  5              SOLAR WIND II LTD.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1397  5              SOLAR WIND LTD.                           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1398  5              SOUTH WIND REALTY FINANCE (CAYMAN)        525990 - Other        George Town             CAYMAN ISLANDS
                       COMPANY                                 Financial Vehicles
1399  6                ISEZAKI KAIHATSU CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1400  6                SPORTS SHINKO FINANCE CO., LTD.         522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1401  5              SP CAYMAN 2 LTD.                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1402  5              TAIYO KAIHATSU CAYMAN CO., LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1403  5              TAKAHAMA KAIHATSU CAYMAN CO., LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles

1276  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           I, LLC
1277  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           II, LLC
1278  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           III, LLC
1279  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           IV, LLC
1280  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           V, LLC
1281  6                GOLDMAN SACHS INVESTMENT PARTNERS       N/A        N/A        The direct holder is a
                         MASTER FUND, L.P.                                           Limited Partner.
1282  7                  GOLDMAN SACHS GSIP FUND (IRELAND)     100        N/A

1283  8                    GOLDMAN SACHS GSIP MASTER COMPANY   100        N/A
                             (IRELAND) LIMITED
1284  7                  GOLDMAN SACHS INVESTMENT PARTNERS     100        N/A
                           HOLDINGS (LUX) OFFSHORE S.A.R.L
1285  7                  GS INVESTMENT PARTNERS (MAURITIUS)    100        N/A
                           I LIMITED
1286  8                    GS INVESTMENT PARTNERS              100        N/A
                             (MAURITIUS) II LIMITED
1287  8                    Goldman Sachs TDN Investors         N/A        N/A        The direct holder is a
                             Offshore, L.P.                                          Limited Partner.
1288  9                      GS INVESTMENT PARTNERS            100        N/A
                               (MAURITIUS) IV LIMITED
1289  4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED  100        N/A

1290  5              GOLDMAN SACHS SAUDI ARABIA                100        N/A

1291  4            GOLDMAN SACHS SAUDI ARABIA                  100        N/A

1292  4            GS INVESTMENTS (CAYMAN) LTD.                100        N/A



1293  5              SOURCE HOLDINGS LIMITED                   40         N/A


1294  6                Source Investment Management Limited    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1295  6                Source UK Services Limited              100        N/A

1296  4            GSEM BERMUDA HOLDINGS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1297  5              GS EQUITY MARKETS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1298  3          GSEM BERMUDA HOLDINGS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.

1299  3          GSPS (DEL) L.P.                               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1300  4            GSPS BERMUDA CORPORATION LIMITED            100        N/A

1301  3          J. ARON (CHINA) HOLDINGS L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1302  4            J. ARON (CHINA) COMMODITIES TRADING         100        N/A
                     COMPANY LIMITED
1303  3          LS UNIT TRUST 2009-I                          N/A        N/A        The direct holder is a
                                                                                     Trustee.
1304  3          MEP GS INVESTOR (GP) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1305  4            MEP GS INVESTOR L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1306  5              MERCHANT EQUITY PARTNERS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1307  3          MLQ, L.L.C.                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1308  4            CMLQ INVESTORS COMPANY                      100        N/A

1309  4            ELQ HOLDINGS (DEL) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1310  4            MEP GS INVESTOR (CAYCO) LIMITED             100        N/A

1311  5              MEP GS INVESTOR L.P.                      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1312  4            MLQ INVESTORS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1313  5              AR HOLDINGS (DELAWARE) L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1314  6                AR HOLDINGS GK                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.


1315  7                  GK GOLDMAN SACHS SSG I                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1316  7                  GK KAGURAZAKA HOLDINGS                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1317  8                    GK ARISUGAWA FINANCE                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1318  8                    GK SAKURAZAKA CAPITAL               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1319  7                  GK NISHI-AZABU SHINYO HOSHOU          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1320  7                  GS PSI HOLDINGS GK                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1321  8                    GOLDMAN SACHS PSI JAPAN GK          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1322  7                  JUPITER INVESTMENT CO., LTD.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1323  7                  SH ERF HOLDINGS                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1324  6                GK YAMAMOTO KAIUN HOLDINGS              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1325  7                  YAMAMOTO KAIUN CO., LTD.              100        N/A

1326  5              BLUE SKY FUND CAYMAN LTD.                 N/A        N/A        The direct holder has Other
                                                                                     Management Control
1327  5              CITRINE CAYMAN CO., LTD.                  100        N/A

1328  5              DOTONBORI KAIHATSU CAYMAN CO., LTD.       N/A        N/A        The direct holder has Other
                                                                                     Management Control
1329  5              ENDEAVOR CAYMAN LTD.                      N/A        N/A        The direct holder has Other
                                                                                     Management Control
1330  5              FOREST GREEN LTD.                         N/A        N/A        The direct holder has Other
                                                                                     Management Control
1331  5              GK CRYSTAL INVESTMENT                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1332  5              GK KAGURAZAKA HOLDINGS                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1333  5              GK YAMAMOTO KAIUN HOLDINGS                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1334  5              GOLDMAN SACHS REALTY JAPAN LTD.           100        N/A


1335  6                BLUE DAISY CO., LTD.                    100        N/A

1336  6                DANDELION INVESTMENTS CO., LTD.         100        N/A

1337  6                GAC PERSONAL CO., LTD.                  100        N/A


1338  7                  HYOGO WIDE SERVICE CO., LTD.          100        N/A

1339  7                  MIDORI DATA CO., LTD.                 100        N/A

1340  7                  WAKABA HOKEN DAIKO CO., LTD.          100        N/A


1341  6                GK ARISUGAWA FINANCE                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1342  6                GK CRYSTAL INVESTMENT                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1343  6                GLOBE INVESTMENT CO., LTD.              100        N/A

1344  6                GOLDMAN SACHS CREDIT PARTNERS           100        N/A
                         (JAPAN), LTD.

1345  7                  ROPPONGI DOMAIN LLC                   100        N/A



1346  6                JUPITER INVESTMENT CO., LTD.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1347  6                MERCHANT CAPITAL CO., LTD.              100        N/A


1348  6                MERCHANT SUPPORT CO., LTD.              100        N/A


1349  6                PALMWOOD CO., LTD.                      100        N/A

1350  6                REAL ESTATE CREATION FUND CO., LTD.     100        N/A

1351  6                REC INVESTMENTS CO., LTD.               100        N/A

1352  6                S.H. MINATO HOLDINGS                    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1353  7                  GREEN MOUNTAIN ONE CO., LTD           100        N/A

1354  6                SAKURAZAKA KAIHATSU CO., LTD.           100        N/A

1355  6                SH WHITE FLOWER                         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1356  7                  GK FRANGIPANI                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1357  6                WHITE OCEAN CO., LTD.                   100        N/A

1358  5              GS GFKL INVESTOR LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1359  5              GS PIA HOLDINGS GK                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1360  6                CRANE HOLDINGS LTD.                     100        N/A

1361  7                  SG INVESTMENTS KK                     61         N/A

1362  6                GS TK HOLDINGS I GK                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1363  7                  EACCESS LTD.                          30         N/A


1364  6                GS TK HOLDINGS III GK                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1365  7                  EACCESS LTD.                          30         N/A


1366  6                GS TK HOLDINGS V GK                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1367  7                  EACCESS LTD.                          30         N/A


1368  6                OCEANS HOLDINGS CO., LTD.               100        N/A

1369  5              HEAVENLY LTD.                             N/A        N/A        The direct holder has Other
                                                                                     Management Control
1370  6                UNIVERSAL REALTY CO., LTD.              100        N/A

1371  5              Impact Holding Cayman Co., Ltd.           100        N/A


1372  5              JUPITER INVESTMENT CO., LTD.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1373  5              K.K. MINATO SAIKEN KAISHU                 100        N/A



1374  5              KAIHIN CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1375  5              KANAGAWA HOLDING CAYMAN CO., LTD.         N/A        N/A        The direct holder has Other
                                                                                     Management Control
1376  5              KEISEN KAIHATSU CAYMAN CO., LTD.          N/A        N/A        The direct holder has Other
                                                                                     Management Control
1377  5              KINMIRAI CAYMAN CO., LTD                  N/A        N/A        The direct holder has Other
                                                                                     Management Control
1378  5              KITANOMARU CAYMAN CO., LTD.               N/A        N/A        The direct holder has Other
                                                                                     Management Control
1379  5              KUROBE CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1380  5              LINDEN WOOD IIS LTD.                      100        N/A

1381  6                CMA CO., LTD.                           100        N/A

1382  5              LINDEN WOOD, LTD.                         100        N/A

1383  5              LUIGI CAYMAN CO., LTD.                    N/A        N/A        The direct holder has Other
                                                                                     Management Control
1384  5              MDL SEVEN (CAYMAN) HOLDINGS LLC           100        N/A

1385  6                MDL SEVEN (CAYMAN) LLC                  100        N/A

1386  5              MDL SIX (CAYMAN) HOLDINGS LLC             100        N/A

1387  6                MDL SIX (CAYMAN) LLC                    100        N/A

1388  5              MUSASHI CAYMAN CO., LTD.                  100        N/A

1389  5              MUSASHINO CAYMAN CO., LTD.                N/A        N/A        The direct holder has Other
                                                                                     Management Control
1390  5              PIA HOLDINGS CAYMAN                       100        N/A

1391  6                GS PIA HOLDINGS GK                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1392  5              RUBY REALTY CAYMAN LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1393  5              SAYAMA CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1394  5              SHINING PARTNERS LTD.                     100        N/A

1395  5              SHIOHAMA CAYMAN CO., LTD.                 N/A        N/A        The direct holder has Other
                                                                                     Management Control
1396  5              SOLAR WIND II LTD.                        100        N/A

1397  5              SOLAR WIND LTD.                           100        N/A

1398  5              SOUTH WIND REALTY FINANCE (CAYMAN)        100        N/A
                       COMPANY
1399  6                ISEZAKI KAIHATSU CO., LTD.              100        N/A

1400  6                SPORTS SHINKO FINANCE CO., LTD.         100        N/A


1401  5              SP CAYMAN 2 LTD.                          N/A        N/A        The direct holder has Other
                                                                                     Management Control
1402  5              TAIYO KAIHATSU CAYMAN CO., LTD.           N/A        N/A        The direct holder has Other
                                                                                     Management Control
1403  5              TAKAHAMA KAIHATSU CAYMAN CO., LTD.        N/A        N/A        The direct holder has Other
                                                                                     Management Control

1404  5              UMEDA KAIHATSU CAYMAN                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1405  4            MTGLQ INVESTORS, L.P.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1406  5              AMARANTH HOLDING, LLC                     522292 - Real Estate  New York       NY       UNITED STATES
                                                               Credit
1407  6                AMARANTH LAND, LLC                      522292 - Real Estate  New York       NY       UNITED STATES
                                                               Credit
1408  5              ASSET MANAGEMENT COMPANY OF AMERICA,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1409  5              CDMC HOLDING COMPANY GEN-PAR, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1410  6                CDMC, L.P.                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1411  7                  DEMAC FINANCIAL SERVICES, s.r.o.      525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1412  5              CDMC, L.P.                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1413  5              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1414  6                CDV-1 HOLDING COMPANY, L.P.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1415  7                  CDV-1, LTD.                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1416  8                    CRE-1 a.s.                          525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1417  5              CDV-1 HOLDING COMPANY, L.P.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1418  5              CENTERLINE HOUSING PARTNERSHIP XI LP      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1419  5              CMLQ INVESTORS COMPANY                    525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1420  5              DADELAND RETAIL LLC                       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1421  5              DECO PROPERTY, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1422  5              ELQ INVESTORS, LTD                        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1423  6                CDV-2, LTD.                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1424  7                  QAF ASSETS s.r.o.                     525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1425  6                CONRAD P4 LTD.                          525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1426  6                G.S.Q SPV (1) LIMITED                   525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1427  6                GOLDMAN SACHS CREDIT PARTNERS           523999 -              London                  UNITED KINGDOM
                         (EUROPE) LTD                          Miscellaneous                                 (OTHER)
                                                               Financial Investment
                                                               Activities
1428  6                GS EUROPEAN OPPORTUNITIES FUND B.V.     525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1429  7                  BLOSSOM HOLDING III BV                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1430  7                  GS EUROPEAN STRATEGIC INVESTMENT      525990 - Other        London                  UNITED KINGDOM
                           GROUP (2009) LTD                    Financial Vehicles                            (OTHER)
1431  7                  GS EUROPEAN STRATEGIC INVESTMENT      525990 - Other        Amsterdam               NETHERLANDS
                           GROUP B.V.                          Financial Vehicles
1432  7                  MATTERHORN ACQUISITIONS LTD.          525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1433  7                  PMF-2, LTD                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1434  7                  YELLOW ACQUISITIONS LTD               525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1435  6                GS EUROPEAN OPPORTUNITIES FUND II GP    525990 - Other        London                  UNITED KINGDOM
                         LTD                                   Financial Vehicles                            (OTHER)
1436  7                  GS EUROPEAN OPPORTUNITIES FUND II     525990 - Other        London                  UNITED KINGDOM
                           L.P.                                Financial Vehicles                            (OTHER)
1437  8                    GS EUROPEAN INVESTMENT GROUP II     525990 - Other        London                  UNITED KINGDOM
                             LTD                               Financial Vehicles                            (OTHER)
1438  8                    POSEIDON ACQUISITIONS LTD           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1439  7                  KRETA ACQUISITIONS LTD                525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1440  7                  KYPRIS ACQUISITIONS LTD.              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1441  7                  SANA ACQUISITIONS LTD                 525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1442  6                GS EUROPEAN OPPORTUNITIES FUND II L.P.  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1443  6                KILLINGHOLME POWER                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1444  6                MB ACQUISITIONS B.V.                    525990 - Other        Baarn                   NETHERLANDS
                                                               Financial Vehicles
1445  7                  MB CAPITAL GMBH                       525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
1446  6                MONT BLANC ACQUISITIONS LTD             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1447  7                  KILLINGHOLME POWER                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1448  6                NEG (TPL) LIMITED                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1449  6                PMF-1, LTD                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1450  6                QMH LIMITED                             525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1451  6                SCC SEQUOIA CREDIT CONSOLIDATION        525990 - Other        Limassol                CYPRUS
                         LIMITED                               Financial Vehicles
1452  7                  CROMAN INVESTMENTS LIMITED            525990 - Other        Limassol                CYPRUS
                                                               Financial Vehicles
1453  7                  RINANI INVESTMENTS LIMITED            525990 - Other        Limassol                CYPRUS
                                                               Financial Vehicles
1454  7                  SCC ASSETS MANAGEMENT                 525990 - Other        Moscow                  RUSSIA
                                                               Financial Vehicles
1455  6                SOUTH WALES TPL INVESTMENTS LIMITED     525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1456  6                TELE SPV LIMITED                        525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1457  6                THO B.V.                                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1458  6                WESTERN POWER INVESTMENTS LIMITED       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1459  6                YORAM LIMITED                           525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1460  6                YPSILON PORTFOLIO LTD                   525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1461  7                  YPSILON PORTFOLIO BETEILIGUNGS GMBH   525990 - Other        Hof                     GERMANY
                                                               Financial Vehicles
1462  5              EMBARGO, LLC                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1463  5              FAIRWAY RESOURCES GP, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1464  6                FAIRWAY RESOURCES PARTNERS, LP          525990 - Other        Southlake      TX       UNITED STATES
                                                               Financial Vehicles
1465  7                  FAIRWAY RESOURCES OPERATING, LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1466  5              FAIRWAY RESOURCES PARTNERS, LP            525990 - Other        Southlake      TX       UNITED STATES
                                                               Financial Vehicles
1467  5              GCN HOLDING LLC                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1468  6                GCN HOLDING (CANADA) ULC                525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1469  5              GOLDMAN SACHS LENDING PARTNERS LLC        522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
1470  6                DAC HOLDINGS I, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1471  7                  DAC HOLDINGS VII, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1472  8                    FARRAGUT INVESTMENTS UK 1 LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1473  9                      FARRAGUT INVESTMENTS UK 2 LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1474  9                      POWER BIRD LIMITED PARTNERSHIP    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1475  7                  DAC HOLDINGS VIII, L.L.C.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1476  8                    POWER BIRD LIMITED PARTNERSHIP      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1477  6                NCS I LLC                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1478  7                  NCS Holding Company, Inc.             525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1479  8                    ACFI Funding Corp.                  525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1480  8                    ACLC Funding Corp.                  525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1481  8                    Amresco Commercial Finance, LLC     525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1482  8                    Amresco SBA Holdings, Inc.          525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1483  9                      40 Maplecrest Road, LLC           525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1484  9                      Independence Funding Holding      525990 - Other        Dallas         TX       UNITED STATES
                               Company, LLC                    Financial Vehicles
1485  8                    CLC Funding Corp.                   525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1486  8                    NCS Securities Holding Corp.        525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1487  6                PNW, LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1488  6                REP PEB REALTY, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1489  5              GS EUROPEAN OPPORTUNITIES FUND B.V.       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1490  5              GS EUROPEAN OPPORTUNITIES FUND GP, LLC    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1491  6                GS EUROPEAN OPPORTUNITIES FUND L.P.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1492  5              GS EUROPEAN OPPORTUNITIES FUND L.P.       525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1493  5              GS GUERNSEY INVESTMENTS LIMITED           525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
1494  5              GS MACRO INVESTMENTS LLC                  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1495  6                GS MACRO INVESTMENTS II, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1496  6                GS MACRO INVESTMENTS III, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1497  6                GS MACRO INVESTMENTS IV, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1498  6                GS MACRO INVESTMENTS V, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1499  5              GSEMI HOLDINGS CORPORATION                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1500  6                GS Euro Investments                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1501  6                GS Euro Management                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1502  5              HILTON GLOBAL HOLDINGS LLC                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1503  5              LIQUIDITY ASSETS LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1504  5              MLQ-BEL HOLDCO, L.L.C.                    551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
1505  5              MLQ-ELD HOLDCO, L.L.C.                    551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
1506  5              MLQ-MLL, LLC                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1507  5              MTGRP, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1508  5              POWER RECEIVABLE FINANCE, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1509  5              PRESIDIO, LLC                             525990 - Other        Los Angeles    CA       UNITED STATES
                                                               Financial Vehicles
1510  5              REMARK CAPITAL GROUP, LLC                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1511  5              REP MCR REALTY, L.L.C.                    531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
1512  5              SCLQ, S. DE R.L. DE C.V.                  525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
1513  5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   52399 - All Other     Milan                   ITALY (OTHER)
                       CREDITI SRL                             Financial Investment
                                                               Activities
1514  5              SPARTA INSURANCE HOLDINGS, INC.           551112 - Offices of   Hartford       CT       UNITED STATES
                                                               Other Holding
                                                               Companies
1515  6                SPARTA Insurance Company                524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1516  7                  SPARTA AMERICAN INSURANCE COMPANY     524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1517  7                  SPARTA SPECIALTY INSURANCE COMPANY    524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1518  5              SPF ONE IL, LLC                           525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1519  3          MLQ2 (DELAWARE) LLC                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1520  3          NATURAL RESOURCES INVESTMENTS S.L.            551112 - Offices of   Madrid                  SPAIN
                                                               Other Holding
                                                               Companies
1521  3          ROTHESAY LIFE, L.L.C.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1522  4            ROTHESAY LIFE (CAYMAN) LIMITED              551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1523  5              ROTHESAY LIFE LIMITED                     524210 - Insurance    London                  UNITED KINGDOM
                                                               Agencies and                                  (OTHER)
                                                               Brokerages
1524  3          SPA UNIT TRUST 2009-I                         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1525  3          SPA UNIT TRUST 2009-II                        525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1526  2        GOLDMAN SACHS GLOBAL SERVICES I LIMITED         541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1527  2        GOLDMAN SACHS GROUP HOLDINGS (U.K.)             551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1528  2        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE   551114 - Corporate,   Col Lomas de            MEXICO
                 C.V.                                          Subsidiary, and       Chapultepec
                                                               Regional Managing
                                                               Offices
1529  2        GOLDMAN SACHS HEADQUARTERS LLC                  531390 - Other        New York       NY       UNITED STATES
                                                               activities related to
                                                               real estate
1530  2        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC         523930 - Investment   New York       NY       UNITED STATES
                                                               Advice
1531  2        GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE      525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO MULTIMERCADO

1404  5              UMEDA KAIHATSU CAYMAN                     N/A        N/A        The direct holder has Other
                                                                                     Management Control
1405  4            MTGLQ INVESTORS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1406  5              AMARANTH HOLDING, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1407  6                AMARANTH LAND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1408  5              ASSET MANAGEMENT COMPANY OF AMERICA,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1409  5              CDMC HOLDING COMPANY GEN-PAR, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1410  6                CDMC, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1411  7                  DEMAC FINANCIAL SERVICES, s.r.o.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1412  5              CDMC, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1413  5              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1414  6                CDV-1 HOLDING COMPANY, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
1415  7                  CDV-1, LTD.                           100        100

1416  8                    CRE-1 a.s.                          100        N/A

1417  5              CDV-1 HOLDING COMPANY, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1418  5              CENTERLINE HOUSING PARTNERSHIP XI LP      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1419  5              CMLQ INVESTORS COMPANY                    100        N/A

1420  5              DADELAND RETAIL LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1421  5              DECO PROPERTY, LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1422  5              ELQ INVESTORS, LTD                        100        100

1423  6                CDV-2, LTD.                             100        N/A

1424  7                  QAF ASSETS s.r.o.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1425  6                CONRAD P4 LTD.                          100        N/A

1426  6                G.S.Q SPV (1) LIMITED                   100        N/A

1427  6                GOLDMAN SACHS CREDIT PARTNERS           100        N/A
                         (EUROPE) LTD


1428  6                GS EUROPEAN OPPORTUNITIES FUND B.V.     100        N/A

1429  7                  BLOSSOM HOLDING III BV                100        N/A

1430  7                  GS EUROPEAN STRATEGIC INVESTMENT      100        N/A
                           GROUP (2009) LTD
1431  7                  GS EUROPEAN STRATEGIC INVESTMENT      100        N/A
                           GROUP B.V.
1432  7                  MATTERHORN ACQUISITIONS LTD.          100        N/A

1433  7                  PMF-2, LTD                            100        N/A

1434  7                  YELLOW ACQUISITIONS LTD               100        N/A

1435  6                GS EUROPEAN OPPORTUNITIES FUND II GP    100        N/A
                         LTD
1436  7                  GS EUROPEAN OPPORTUNITIES FUND II     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
1437  8                    GS EUROPEAN INVESTMENT GROUP II     100        N/A
                             LTD
1438  8                    POSEIDON ACQUISITIONS LTD           100        N/A

1439  7                  KRETA ACQUISITIONS LTD                100        N/A

1440  7                  KYPRIS ACQUISITIONS LTD.              100        N/A

1441  7                  SANA ACQUISITIONS LTD                 100        N/A

1442  6                GS EUROPEAN OPPORTUNITIES FUND II L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1443  6                KILLINGHOLME POWER                      99         100

1444  6                MB ACQUISITIONS B.V.                    100        N/A

1445  7                  MB CAPITAL GMBH                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1446  6                MONT BLANC ACQUISITIONS LTD             100        N/A

1447  7                  KILLINGHOLME POWER                    99         N/A

1448  6                NEG (TPL) LIMITED                       100        N/A

1449  6                PMF-1, LTD                              100        N/A

1450  6                QMH LIMITED                             90         N/A

1451  6                SCC SEQUOIA CREDIT CONSOLIDATION        45         N/A
                         LIMITED
1452  7                  CROMAN INVESTMENTS LIMITED            100        N/A

1453  7                  RINANI INVESTMENTS LIMITED            100        N/A

1454  7                  SCC ASSETS MANAGEMENT                 100        N/A

1455  6                SOUTH WALES TPL INVESTMENTS LIMITED     100        N/A

1456  6                TELE SPV LIMITED                        100        N/A

1457  6                THO B.V.                                100        N/A

1458  6                WESTERN POWER INVESTMENTS LIMITED       100        N/A

1459  6                YORAM LIMITED                           100        N/A

1460  6                YPSILON PORTFOLIO LTD                   100        100

1461  7                  YPSILON PORTFOLIO BETEILIGUNGS GMBH   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1462  5              EMBARGO, LLC                              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1463  5              FAIRWAY RESOURCES GP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1464  6                FAIRWAY RESOURCES PARTNERS, LP          N/A        N/A        The direct holder is a
                                                                                     General Partner.
1465  7                  FAIRWAY RESOURCES OPERATING, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1466  5              FAIRWAY RESOURCES PARTNERS, LP            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1467  5              GCN HOLDING LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1468  6                GCN HOLDING (CANADA) ULC                100        N/A

1469  5              GOLDMAN SACHS LENDING PARTNERS LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1470  6                DAC HOLDINGS I, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1471  7                  DAC HOLDINGS VII, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1472  8                    FARRAGUT INVESTMENTS UK 1 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1473  9                      FARRAGUT INVESTMENTS UK 2 LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1474  9                      POWER BIRD LIMITED PARTNERSHIP    N/A        N/A        The direct holder is a
                                                                                     General Partner.
1475  7                  DAC HOLDINGS VIII, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1476  8                    POWER BIRD LIMITED PARTNERSHIP      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1477  6                NCS I LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1478  7                  NCS Holding Company, Inc.             100        N/A

1479  8                    ACFI Funding Corp.                  100        N/A

1480  8                    ACLC Funding Corp.                  100        N/A

1481  8                    Amresco Commercial Finance, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1482  8                    Amresco SBA Holdings, Inc.          100        N/A

1483  9                      40 Maplecrest Road, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1484  9                      Independence Funding Holding      N/A        N/A        The direct holder is a
                               Company, LLC                                          Managing Member.
1485  8                    CLC Funding Corp.                   100        N/A

1486  8                    NCS Securities Holding Corp.        100        N/A

1487  6                PNW, LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1488  6                REP PEB REALTY, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1489  5              GS EUROPEAN OPPORTUNITIES FUND B.V.       100        N/A

1490  5              GS EUROPEAN OPPORTUNITIES FUND GP, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1491  6                GS EUROPEAN OPPORTUNITIES FUND L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
1492  5              GS EUROPEAN OPPORTUNITIES FUND L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1493  5              GS GUERNSEY INVESTMENTS LIMITED           99         N/A

1494  5              GS MACRO INVESTMENTS LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1495  6                GS MACRO INVESTMENTS II, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1496  6                GS MACRO INVESTMENTS III, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1497  6                GS MACRO INVESTMENTS IV, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1498  6                GS MACRO INVESTMENTS V, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1499  5              GSEMI HOLDINGS CORPORATION                100        N/A


1500  6                GS Euro Investments                     100        N/A

1501  6                GS Euro Management                      100        N/A

1502  5              HILTON GLOBAL HOLDINGS LLC                26         N/A


1503  5              LIQUIDITY ASSETS LIMITED                  100        N/A

1504  5              MLQ-BEL HOLDCO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1505  5              MLQ-ELD HOLDCO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1506  5              MLQ-MLL, LLC                              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1507  5              MTGRP, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1508  5              POWER RECEIVABLE FINANCE, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1509  5              PRESIDIO, LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1510  5              REMARK CAPITAL GROUP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1511  5              REP MCR REALTY, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1512  5              SCLQ, S. DE R.L. DE C.V.                  100        N/A

1513  5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   100        N/A
                       CREDITI SRL

1514  5              SPARTA INSURANCE HOLDINGS, INC.           25         N/A


1515  6                SPARTA Insurance Company                100        N/A


1516  7                  SPARTA AMERICAN INSURANCE COMPANY     100        N/A


1517  7                  SPARTA SPECIALTY INSURANCE COMPANY    100        N/A


1518  5              SPF ONE IL, LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1519  3          MLQ2 (DELAWARE) LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1520  3          NATURAL RESOURCES INVESTMENTS S.L.            100        N/A


1521  3          ROTHESAY LIFE, L.L.C.                         100        N/A


1522  4            ROTHESAY LIFE (CAYMAN) LIMITED              100        N/A


1523  5              ROTHESAY LIFE LIMITED                     100        N/A


1524  3          SPA UNIT TRUST 2009-I                         N/A        N/A        The direct holder is a
                                                                                     Trustee.
1525  3          SPA UNIT TRUST 2009-II                        N/A        N/A        The direct holder is a
                                                                                     Trustee.
1526  2        GOLDMAN SACHS GLOBAL SERVICES I LIMITED         100        N/A



1527  2        GOLDMAN SACHS GROUP HOLDINGS (U.K.)             100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
1528  2        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE   N/A        N/A        The direct holder is a
                 C.V.                                                                Limited Partner.


1529  2        GOLDMAN SACHS HEADQUARTERS LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1530  2        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1531  2        GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE      100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO MULTIMERCADO

1532  3          GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL      525910 - Open-End     Rio de Janeiro          BRAZIL
                   FUNDO DE INVESTIMENTO MULTIMERCADO          Investment Funds
1533  2        GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE        525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO MULTIMERCADO
1534  3          GOLDMAN SACHS MASTER HEDGE FUNDO DE           525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO MULTIMERCADO                   Investment Funds
1535  2        GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL   551112 - Offices of   New York       NY       UNITED STATES
                 CORPORATION                                   Other Holding
                                                               Companies
1536  3          GOLDMAN SACHS HOUSING AND HEALTH CARE         525990 - Other        New York       NY       UNITED STATES
                   FUNDING COMPANY                             Financial Vehicles
1537  2        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING   525990 - Other        New York       NY       UNITED STATES
                 COMPANY                                       Financial Vehicles
1538  2        GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE         525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDOS DE            Investment Funds
                 INVESTIMENTO EM ACOES
1539  3          GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO   525910 - Open-End     Rio de Janeiro          BRAZIL
                   DE INVESTIMENTO EM ACOES                    Investment Funds
1540  2        GOLDMAN SACHS IBX ATIVO - FUNDO DE              525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDOS DE            Investment Funds
                 INVESTIMENTO EM ACOES
1541  3          GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE     525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO EM ACOES                       Investment Funds
1542  2        GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1543  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       525990 - Other        New York       NY       UNITED STATES
                 OPPORTUNITIES ADVISORS, L.L.C.                Financial Vehicles
1544  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                    Financial Vehicles
1545  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       525990 - Other        George Town             CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.         Financial Vehicles
1546  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  Financial Vehicles
1547  4            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE   525990 - Other        Wilmington     DE       UNITED STATES
                     OPPORTUNITIES HOLDINGS I CORP.            Financial Vehicles
1548  2        GOLDMAN SACHS INVESTMENTS LTD.                  525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1549  3          SHIGAKOGEN (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1550  2        GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC        525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1551  3          GOLDMAN SACHS IRELAND LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1552  2        GOLDMAN SACHS ISRAEL LLC                        523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1553  2        GOLDMAN SACHS IUT MANAGEMENT LIMITED            523920 - Portfolio    Dublin                  IRELAND
                                                               Management
1554  3          LS UNIT TRUST 2009-I                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1555  3          SPA UNIT TRUST 2009-I                         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1556  3          SPA UNIT TRUST 2009-II                        525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1557  2        GOLDMAN SACHS KMI INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1558  3          Kinder Morgan Holdco LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1559  2        GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT    525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                 TRUST NO.1                                    Investment Funds
1560  2        GOLDMAN SACHS LONDON PROPERTY LIMITED           531120 - Lessors of   London                  UNITED KINGDOM
                                                               nonresidential                                (OTHER)
                                                               buildings (except
                                                               mini warehouses)
1561  2        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1562  2        GOLDMAN SACHS MANAGEMENT, INC.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1563  3          GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS,    525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
1564  4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1565  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1566  5              GSEP 2006 REALTY CORP.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1567  3          GOLDMAN SACHS ABSOLUTE RETURN FUND            525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1568  3          GOLDMAN SACHS ALPHA LIMITED PARTNERS          525910 - Open-End     George Town             CAYMAN ISLANDS
                   STRATEGIES, LTD.                            Investment Funds
1569  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1570  3          GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   SPV, LTD.                                   Financial Vehicles
1571  3          GOLDMAN SACHS BH FUND OFFSHORE, SPC           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1572  3          GOLDMAN SACHS COMMODITIES FUND OFFSHORE,      525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1573  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1574  3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND    525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1575  3          GOLDMAN SACHS DIRECT STRATEGIES -             525990 - Other        George Town             CAYMAN ISLANDS
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L    Financial Vehicles
                   HOLDINGS), LTD.
1576  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE (L HOLDINGS), LTD.                 Financial Vehicles
1577  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD                               Investment Funds
1578  3          GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE      525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1579  3          GOLDMAN SACHS DIRECT STRATEGIES               525990 - Other        George Town             CAYMAN ISLANDS
                   QUANTITATIVE FUND OFFSHORE (L HOLDINGS),    Financial Vehicles
                   LTD.
1580  3          GOLDMAN SACHS DIRECT STRATEGIES               525910 - Open-End     George Town             CAYMAN ISLANDS
                   QUANTITATIVE FUND OFFSHORE, LTD.            Investment Funds
1581  3          GOLDMAN SACHS DYNAMIC RISK MASTER FUND        525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD                               Investment Funds
1582  3          GOLDMAN SACHS EMERGING MARKETS                525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE SPV, LTD.       Financial Vehicles
1583  3          GOLDMAN SACHS EMERGING MARKETS                525910 - Open-End     George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE, LTD.           Investment Funds
1584  3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1585  4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
1586  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1587  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
1588  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1589  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
1590  3          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT        525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1591  3          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES   525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1592  3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND       525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1593  3          GOLDMAN SACHS GLOBAL RELATIVE VALUE           525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1594  3          GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1595  4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1596  3          GOLDMAN SACHS GLOBAL TACTICAL TRADING         525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1597  3          GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1598  4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1599  3          GOLDMAN SACHS GLOBAL VOLATILITY FUND          525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1600  4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1601  3          GOLDMAN SACHS HEDGE FUND DYNAMIC              525990 - Other        George Town             CAYMAN ISLANDS
                   STRATEGIES, LTD.                            Financial Vehicles
1602  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1603  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1604  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1605  3          GOLDMAN SACHS HEDGE FUND PARTNERS             525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1606  3          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1607  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES SPV LIMITED                    Investment Funds
1608  3          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1609  3          GOLDMAN SACHS HFS STRATEGIC EMERGING          525910 - Open-End     George Town             CAYMAN ISLANDS
                   MARKETS FUND, LTD.                          Investment Funds
1610  3          GOLDMAN SACHS INVESTMENT PARTNERS ERISA       525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1611  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1612  5              GSIP ERISA FUND (IRELAND)                 525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1613  6                GSIP ERISA MASTER COMPANY (IRELAND)     525910 - Open-End     Dublin                  IRELAND
                         LIMITED                               Investment Funds
1614  3          GOLDMAN SACHS INVESTMENT PARTNERS JAPAN       525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.        Investment Funds
1615  3          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE    525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1616  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE AGGREGATING FUND, L.P.           Investment Funds
1617  3          GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1618  4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1619  4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1620  4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1621  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1622  4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1623  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1624  4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
1625  4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1626  4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1627  3          GOLDMAN SACHS MARKET INDEPENDENT FUND         525910 - Open-End     George Town             CAYMAN ISLANDS
                   (2007) LTD.                                 Investment Funds
1628  3          GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1629  3          GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1630  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        525910 - Open-End     George Town             CAYMAN ISLANDS
                   COIS, LTD.                                  Investment Funds
1631  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1632  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A   525910 - Open-End     George Town             CAYMAN ISLANDS
                   (BROADSCOPE), LTD.                          Investment Funds
1633  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     George Town             CAYMAN ISLANDS
                     II-A (BROADSCOPE) HOLDINGS A, LTD.        Investment Funds
1634  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    525910 - Open-End     New York       NY       UNITED STATES
                       II-A (BROADSCOPE) HOLDINGS, LLC         Investment Funds
1635  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     George Town             CAYMAN ISLANDS
                     II-A (BROADSCOPE) HOLDINGS B, LTD.        Investment Funds
1636  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    525910 - Open-End     New York       NY       UNITED STATES
                       II-A (BROADSCOPE) HOLDINGS, LLC         Investment Funds
1637  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1638  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1639  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1640  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V,     525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1641  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1642  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII,   525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1643  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        525910 - Open-End     George Town             CAYMAN ISLANDS
                   VIII, LTD.                                  Investment Funds
1644  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1645  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X,     525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1646  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1647  3          GOLDMAN SACHS MULTI-U PORTFOLIO LTD.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1648  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1649  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY         525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE FUND, LTD.                         Investment Funds
1650  3          GOLDMAN SACHS PRINCETON FUND, LTD.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1651  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES SPV LIMITED                    Investment Funds
1652  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   ALPHA FUND OFFSHORE, LTD.                   Investment Funds
1653  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1654  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND   525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1655  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1656  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   MASTER FUND INSTITUTIONAL, LTD.             Investment Funds
1657  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   MASTER FUND OFFSHORE, LTD.                  Investment Funds
1658  3          GOLDMAN SACHS SELECT FUND II, LTD.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1659  3          GOLDMAN SACHS SELECT FUND, LTD.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds

1532  3          GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL      100        N/A
                   FUNDO DE INVESTIMENTO MULTIMERCADO
1533  2        GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE        100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO MULTIMERCADO
1534  3          GOLDMAN SACHS MASTER HEDGE FUNDO DE           100        N/A
                   INVESTIMENTO MULTIMERCADO
1535  2        GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL   100        N/A
                 CORPORATION

1536  3          GOLDMAN SACHS HOUSING AND HEALTH CARE         N/A        N/A        The direct holder is a
                   FUNDING COMPANY                                                   General Partner.
1537  2        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING   N/A        N/A        The direct holder is a
                 COMPANY                                                             Limited Partner.
1538  2        GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE         100        N/A
                 INVESTIMENTO EM COTAS DE FUNDOS DE
                 INVESTIMENTO EM ACOES
1539  3          GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO   100        N/A
                   DE INVESTIMENTO EM ACOES
1540  2        GOLDMAN SACHS IBX ATIVO - FUNDO DE              100        N/A
                 INVESTIMENTO EM COTAS DE FUNDOS DE
                 INVESTIMENTO EM ACOES
1541  3          GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE     100        N/A
                   INVESTIMENTO EM ACOES
1542  2        GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO       38         N/A

1543  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       N/A        N/A        The direct holder is a
                 OPPORTUNITIES ADVISORS, L.L.C.                                      Managing Member.
1544  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                          General Partner.
1545  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       100        N/A
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.
1546  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        General Partner.
1547  4            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE   100        N/A
                     OPPORTUNITIES HOLDINGS I CORP.
1548  2        GOLDMAN SACHS INVESTMENTS LTD.                  100        N/A

1549  3          SHIGAKOGEN (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1550  2        GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1551  3          GOLDMAN SACHS IRELAND LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1552  2        GOLDMAN SACHS ISRAEL LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1553  2        GOLDMAN SACHS IUT MANAGEMENT LIMITED            100        N/A

1554  3          LS UNIT TRUST 2009-I                          N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1555  3          SPA UNIT TRUST 2009-I                         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1556  3          SPA UNIT TRUST 2009-II                        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1557  2        GOLDMAN SACHS KMI INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1558  3          Kinder Morgan Holdco LLC                      25         N/A

1559  2        GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT    90         N/A
                 TRUST NO.1
1560  2        GOLDMAN SACHS LONDON PROPERTY LIMITED           100        N/A



1561  2        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED      100        N/A

1562  2        GOLDMAN SACHS MANAGEMENT, INC.                  100        N/A

1563  3          GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Non-Managing Member.
1564  4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1565  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1566  5              GSEP 2006 REALTY CORP.                    100        N/A

1567  3          GOLDMAN SACHS ABSOLUTE RETURN FUND            100        N/A
                   OFFSHORE, LTD.
1568  3          GOLDMAN SACHS ALPHA LIMITED PARTNERS          100        N/A
                   STRATEGIES, LTD.
1569  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1570  3          GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND       100        N/A
                   SPV, LTD.
1571  3          GOLDMAN SACHS BH FUND OFFSHORE, SPC           100        N/A

1572  3          GOLDMAN SACHS COMMODITIES FUND OFFSHORE,      100        N/A
                   LTD.
1573  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1574  3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND    100        N/A
                   OFFSHORE, LTD.
1575  3          GOLDMAN SACHS DIRECT STRATEGIES -             100        N/A
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L
                   HOLDINGS), LTD.
1576  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     100        N/A
                   OFFSHORE (L HOLDINGS), LTD.
1577  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     100        N/A
                   OFFSHORE, LTD
1578  3          GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE      100        N/A
                   EMPLOYEE FUND, LTD.
1579  3          GOLDMAN SACHS DIRECT STRATEGIES               100        N/A
                   QUANTITATIVE FUND OFFSHORE (L HOLDINGS),
                   LTD.
1580  3          GOLDMAN SACHS DIRECT STRATEGIES               100        N/A
                   QUANTITATIVE FUND OFFSHORE, LTD.
1581  3          GOLDMAN SACHS DYNAMIC RISK MASTER FUND        100        N/A
                   OFFSHORE, LTD
1582  3          GOLDMAN SACHS EMERGING MARKETS                100        N/A
                   OPPORTUNITIES FUND OFFSHORE SPV, LTD.
1583  3          GOLDMAN SACHS EMERGING MARKETS                100        N/A
                   OPPORTUNITIES FUND OFFSHORE, LTD.
1584  3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   100        N/A
                   FUND OFFSHORE, LTD.
1585  4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              Limited Partner.
1586  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       100        N/A
                   FUND OFFSHORE, LTD.
1587  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
1588  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN   100        N/A
                   FUND, LTD.
1589  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
1590  3          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT        100        N/A
                   INSTITUTIONAL, LTD.
1591  3          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES   100        N/A
                   INSTITUTIONAL, LTD.
1592  3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND       100        N/A
                   OFFSHORE, LTD.
1593  3          GOLDMAN SACHS GLOBAL RELATIVE VALUE           100        N/A
                   INSTITUTIONAL, LTD.
1594  3          GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES    100        N/A
                   FUND, LTD.
1595  4            TE JENKINS INVESTORS, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1596  3          GOLDMAN SACHS GLOBAL TACTICAL TRADING         100        N/A
                   INSTITUTIONAL, LTD.
1597  3          GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.   100        N/A

1598  4            TE JENKINS INVESTORS, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1599  3          GOLDMAN SACHS GLOBAL VOLATILITY FUND          100        N/A
                   OFFSHORE, LTD.
1600  4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1601  3          GOLDMAN SACHS HEDGE FUND DYNAMIC              100        N/A
                   STRATEGIES, LTD.
1602  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        100        N/A
                   FUND, LTD.
1603  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        100        N/A
                   INSTITUTIONAL, LTD.
1604  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.  100        N/A

1605  3          GOLDMAN SACHS HEDGE FUND PARTNERS             100        N/A
                   INSTITUTIONAL, LTD.
1606  3          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.  100        N/A

1607  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            59         N/A
                     STRATEGIES SPV LIMITED
1608  3          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.    100        N/A

1609  3          GOLDMAN SACHS HFS STRATEGIC EMERGING          100        N/A
                   MARKETS FUND, LTD.
1610  3          GOLDMAN SACHS INVESTMENT PARTNERS ERISA       100        N/A
                   FUND, LTD.
1611  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1612  5              GSIP ERISA FUND (IRELAND)                 100        N/A

1613  6                GSIP ERISA MASTER COMPANY (IRELAND)     100        N/A
                         LIMITED
1614  3          GOLDMAN SACHS INVESTMENT PARTNERS JAPAN       100        N/A
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.
1615  3          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE    100        N/A
                   EMPLOYEE FUND, LTD.
1616  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE AGGREGATING FUND, L.P.                                 Limited Partner.
1617  3          GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1618  4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1619  4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1620  4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1621  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1622  4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1623  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1624  4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1625  4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1626  4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1627  3          GOLDMAN SACHS MARKET INDEPENDENT FUND         100        N/A
                   (2007) LTD.
1628  3          GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.   100        N/A

1629  3          GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC    100        N/A
                   FUND, LTD.
1630  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        100        N/A
                   COIS, LTD.
1631  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II,    100        N/A
                   LTD.
1632  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A   100        N/A
                   (BROADSCOPE), LTD.
1633  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      100        N/A
                     II-A (BROADSCOPE) HOLDINGS A, LTD.
1634  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    N/A        N/A        The direct holder is a
                       II-A (BROADSCOPE) HOLDINGS, LLC                               Non-Managing Member.
1635  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      100        N/A
                     II-A (BROADSCOPE) HOLDINGS B, LTD.
1636  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    N/A        N/A        The direct holder is a
                       II-A (BROADSCOPE) HOLDINGS, LLC                               Non-Managing Member.
1637  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV,    100        N/A
                   LTD.
1638  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG,    100        N/A
                   LTD.
1639  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF    100        N/A
                   FUND, LTD.
1640  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V,     100        N/A
                   LTD.
1641  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI,    100        N/A
                   LTD.
1642  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII,   100        N/A
                   LTD.
1643  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        100        N/A
                   VIII, LTD.
1644  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1645  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X,     100        N/A
                   LTD.
1646  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.  100        N/A

1647  3          GOLDMAN SACHS MULTI-U PORTFOLIO LTD.          100        N/A

1648  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1649  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY         100        N/A
                   OFFSHORE FUND, LTD.
1650  3          GOLDMAN SACHS PRINCETON FUND, LTD.            100        N/A

1651  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            59         N/A
                     STRATEGIES SPV LIMITED
1652  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   ALPHA FUND OFFSHORE, LTD.
1653  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1654  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND   100        N/A
                   INSTITUTIONAL, LTD.
1655  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1656  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   MASTER FUND INSTITUTIONAL, LTD.
1657  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   MASTER FUND OFFSHORE, LTD.
1658  3          GOLDMAN SACHS SELECT FUND II, LTD.            100        N/A

1659  3          GOLDMAN SACHS SELECT FUND, LTD.               100        N/A

1660  3          GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND     525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1661  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1662  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1663  3          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,      525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1664  3          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT       525910 - Open-End     George Town             CAYMAN ISLANDS
                   PARTNERS, LTD.                              Investment Funds
1665  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1666  3          GOLDMAN SACHS TC FUND OFFSHORE, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1667  4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1668  3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1669  3          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1670  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, LTD.                                Investment Funds
1671  3          GOLDMAN SACHS WEST STREET PARTNERS II         525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND 2006, LTD                     Investment Funds
1672  3          GOLDMAN SACHS WEST STREET PARTNERS MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1673  3          GOLDMAN SACHS WEST STREET PARTNERS, LTD.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1674  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, LTD.                                Investment Funds
1675  3          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD      525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND 2007, LTD.                             Investment Funds
1676  3          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC     525910 - Open-End     George Town             CAYMAN ISLANDS
                   2007 SEGREGATED PORTFOLIO                   Investment Funds
1677  3          GS DEWORDE PORTFOLIO SPC LLC                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1678  3          GS DIRECT STRATEGIES FUND II OFFSHORE (L      525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS), LTD.                             Financial Vehicles
1679  3          Goldman Sachs Sherwood Fund, Ltd.             525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1680  3          LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1681  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1682  3          LIBERTY HARBOR OFFSHORE I, LTD.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1683  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1684  2        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX,      525910 - Open-End     George Town             CAYMAN ISLANDS
                 LTD.                                          Investment Funds
1685  2        GOLDMAN SACHS NEW JERSEY L.L.C.                 541990 - All Other    Jersey City    NJ       UNITED STATES
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1686  2        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1687  3          GOLDMAN SACHS PEG COMBO KE FUND, L.P.         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1688  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     ENERGY FUND, L.P.                         Financial Vehicles
1689  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1690  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1691  6                YANKEES ENTERTAINMENT AND SPORTS        525990 - Other        New York       NY       UNITED STATES
                         NETWORK, LLC                          Financial Vehicles
1692  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1693  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
1694  2        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED       525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1695  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                Financial Vehicles
1696  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1697  2        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUND IV, LLC                                  Financial Vehicles
1698  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND I, LLC                                   Financial Vehicles
1699  3          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1700  3          GS PRIVATE EQUITY PARTNERS III OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
1701  4            GS CAPITAL PARTNERS III OFFSHORE, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1702  5              EACCESS HOLDINGS L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1703  3          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1704  3          GS VINTAGE FUND OFFSHORE, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1705  3          NBK/GS PRIVATE EQUITY PARTNERS, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1706  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND II, LLC                                  Financial Vehicles
1707  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   II OFFSHORE HOLDINGS, L.P.                  Financial Vehicles
1708  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                     Financial Vehicles
1709  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1710  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1711  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1712  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS, L.P.                Financial Vehicles
1713  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1714  3          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1715  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND III, LLC                                 Financial Vehicles
1716  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                     Financial Vehicles
1717  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  Financial Vehicles
1718  3          GOLDMAN SACHS VINTAGE FUND III OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1719  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1720  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND IV, LLC                                  Financial Vehicles
1721  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.         Financial Vehicles
1722  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.     Financial Vehicles
1723  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND V, LLC                                   Financial Vehicles
1724  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525910 - Open-End     New York       NY       UNITED STATES
                 FUND VII, LLC                                 Investment Funds
1725  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1726  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1727  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1728  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1729  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1730  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1731  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        New York       NY       UNITED STATES
                   PMD QP FUND, L.P.                           Financial Vehicles
1732  3          Goldman Sachs Private Equity Partners Asia    525990 - Other        George Town             CAYMAN ISLANDS
                   PMD QP Fund Offshore, Ltd.                  Financial Vehicles
1733  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX        525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1734  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1735  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1736  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        George Town             CAYMAN ISLANDS
                   PMD QP FUND OFFSHORE, LTD.                  Financial Vehicles
1737  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   PMD QP FUND, L.P.                           Financial Vehicles
1738  2        GOLDMAN SACHS PROPERTY MANAGEMENT               53131 -               London                  UNITED KINGDOM
                                                               Nonresidential                                (OTHER)
                                                               property managers
1739  2        GOLDMAN SACHS PROPRIETARY ACCESS FUND           525910 - Open-End     George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Investment Funds
1740  3          GOLDMAN SACHS GLOBAL ALPHA FUND PLC           525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1741  2        GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY      525990 - Other        London                  UNITED KINGDOM
                 GMBH                                          Financial Vehicles                            (OTHER)
1742  3          LHI Goldman Sachs Real Estate Parallel Fund   525990 - Other        London                  UNITED KINGDOM
                   GmbH & Co. KG                               Financial Vehicles                            (OTHER)
1743  2        GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1744  3          GOLDMAN SACHS REAL ESTATE PARTNERS            525990 - Other        New York       NY       UNITED STATES
                   INSTITUTIONAL, L.P.                         Financial Vehicles
1745  4            GOLDMAN SACHS REAL ESTATE OPERATOR          525990 - Other        Wilmington     DE       UNITED STATES
                     INTEREST HOLDINGS, L.L.C.                 Financial Vehicles
1746  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1747  3          LHI Goldman Sachs Real Estate Parallel Fund   525990 - Other        London                  UNITED KINGDOM
                   GmbH & Co. KG                               Financial Vehicles                            (OTHER)
1748  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                 (CAYMAN) LIMITED PARTNERSHIP                  Financial Vehicles
1749  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
1750  4            GSREMP DB ATP POOL 1 GP-B, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1751  5              GSREMP DB ATP POOL 1-B, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1752  4            GSREMP DB ATP POOL 1-B, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1753  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1754  4            GS REAL ESTATE MEZZANINE PARTNERS           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE FUND, L.P.                       Financial Vehicles
1755  3          GSREMP ASSET HOLDING OFFSHORE GP, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1756  4            GSREMP ASSET HOLDING OFFSHORE, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1757  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1758  6                GSREMP ACQUISITION JOINT HOLDING, L.P.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1759  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1760  3          GSREMP ASSET HOLDING OFFSHORE, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1761  3          GSREMP FINANCE OFFSHORE GP, LLC               525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1762  4            GSREMP FINANCE OFFSHORE, L.P.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1763  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1764  6                GSREMP BWY POOL 1, LP                   525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1765  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1766  3          GSREMP FINANCE OFFSHORE, L.P.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1767  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 (TREATY) LIMITED PARTNERSHIP                  Financial Vehicles
1768  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1769  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION GP, L.L.C.                    Financial Vehicles
1770  5              GS Real Estate Mezzanine Partners         525990 - Other        Wilmington     DE       UNITED STATES
                       Treaty Origination, L.P.                Financial Vehicles
1771  4            GS Real Estate Mezzanine Partners Treaty    525990 - Other        Wilmington     DE       UNITED STATES
                     Origination, L.P.                         Financial Vehicles
1772  4            GSREMP DB ATP POOL 1 GP-C, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1773  5              GSREMP DB ATP POOL 1-C, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1774  4            GSREMP DB ATP POOL 1-C, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1775  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1776  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
1777  3          GSREMP ASSET HOLDING TREATY GP, LLC           551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1778  4            GSREMP ASSET HOLDING TREATY, L.P.           551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1779  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1780  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1781  5              GSREMP ASSET HOLDING FUNDING TREATY,      551112 - Offices of   New York       NY       UNITED STATES
                       L.P.                                    Other Holding
                                                               Companies
1782  6                GSREMP ORIGINATION JOINT HOLDING GP,    551112 - Offices of   Wilmington     DE       UNITED STATES
                         L.L.C.                                Other Holding
                                                               Companies
1783  7                  GSREMP ORIGINATION JOINT HOLDING,     522292 - Real Estate  Wilmington     DE       UNITED STATES
                           L.P.                                Credit
1784  6                GSREMP ORIGINATION JOINT HOLDING, L.P.  522292 - Real Estate  Wilmington     DE       UNITED STATES
                                                               Credit
1785  5              GSREMP Asset Holding Funding Treaty GP,   551112 - Offices of   Wilmington     DE       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
1786  6                GSREMP ASSET HOLDING FUNDING TREATY,    551112 - Offices of   New York       NY       UNITED STATES
                         L.P.                                  Other Holding
                                                               Companies
1787  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles

1660  3          GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND     100        N/A
                   OFFSHORE, LTD.
1661  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS         100        N/A
                   EMPLOYEE FUND, LTD.
1662  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.   100        N/A

1663  3          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,      100        N/A
                   LTD.
1664  3          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT       100        N/A
                   PARTNERS, LTD.
1665  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1666  3          GOLDMAN SACHS TC FUND OFFSHORE, LTD.          100        N/A

1667  4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1668  3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     100        N/A
                   FUND OFFSHORE, LTD.
1669  3          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE   100        N/A
                   FUND, LTD.
1670  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LTD.                                                      Managing Member.
1671  3          GOLDMAN SACHS WEST STREET PARTNERS II         100        N/A
                   EMPLOYEE FUND 2006, LTD
1672  3          GOLDMAN SACHS WEST STREET PARTNERS MASTER     N/A        N/A        The direct holder is a
                   FUND, LTD.                                                        Managing Member.
1673  3          GOLDMAN SACHS WEST STREET PARTNERS, LTD.      100        N/A

1674  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LTD.                                                      Managing Member.
1675  3          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD      100        N/A
                   FUND 2007, LTD.
1676  3          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC     100        N/A
                   2007 SEGREGATED PORTFOLIO
1677  3          GS DEWORDE PORTFOLIO SPC LLC                  100        N/A

1678  3          GS DIRECT STRATEGIES FUND II OFFSHORE (L      100        N/A
                   HOLDINGS), LTD.
1679  3          Goldman Sachs Sherwood Fund, Ltd.             100        N/A

1680  3          LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.      100        N/A

1681  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1682  3          LIBERTY HARBOR OFFSHORE I, LTD.               100        N/A

1683  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1684  2        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX,      100        N/A
                 LTD.
1685  2        GOLDMAN SACHS NEW JERSEY L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.


1686  2        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1687  3          GOLDMAN SACHS PEG COMBO KE FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1688  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND, L.P.                                               Limited Partner.
1689  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
1690  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1691  6                YANKEES ENTERTAINMENT AND SPORTS        100        N/A
                         NETWORK, LLC
1692  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1693  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1694  2        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED       N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Managing Member.
1695  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                      General Partner.
1696  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1697  2        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE     N/A        N/A        The direct holder is a
                 FUND IV, LLC                                                        Non-Managing Member.
1698  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND I, LLC                                                         Managing Member.
1699  3          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE     N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1700  3          GS PRIVATE EQUITY PARTNERS III OFFSHORE,      N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
1701  4            GS CAPITAL PARTNERS III OFFSHORE, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1702  5              EACCESS HOLDINGS L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1703  3          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1704  3          GS VINTAGE FUND OFFSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1705  3          NBK/GS PRIVATE EQUITY PARTNERS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1706  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND II, LLC                                                        Managing Member.
1707  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND   N/A        N/A        The direct holder is a
                   II OFFSHORE HOLDINGS, L.P.                                        Limited Partner.
1708  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        N/A        N/A        The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                           Limited Partner.
1709  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   N/A        N/A        The direct holder is a
                   FUND (AP) OFFSHORE HOLDINGS, L.P.                                 Limited Partner.
1710  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1711  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

1712  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   N/A        N/A        The direct holder is a
                   FUND OFFSHORE HOLDINGS, L.P.                                      Limited Partner.
1713  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1714  3          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE    N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1715  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND III, LLC                                                       Managing Member.
1716  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND     N/A        N/A        The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                           Limited Partner.
1717  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        Limited Partner.
1718  3          GOLDMAN SACHS VINTAGE FUND III OFFSHORE       N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1719  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1720  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND IV, LLC                                                        Managing Member.
1721  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.                               Limited Partner.
1722  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                           Limited Partner.
1723  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND V, LLC                                                         Managing Member.
1724  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND VII, LLC                                                       Non-Managing Member.
1725  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1726  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1727  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1728  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1729  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1730  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1731  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    N/A        N/A        The direct holder is a
                   PMD QP FUND, L.P.                                                 General Partner.
1732  3          Goldman Sachs Private Equity Partners Asia    100        N/A
                   PMD QP Fund Offshore, Ltd.
1733  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX        N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1734  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1735  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1736  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      100        N/A
                   PMD QP FUND OFFSHORE, LTD.
1737  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder is a
                   PMD QP FUND, L.P.                                                 General Partner.
1738  2        GOLDMAN SACHS PROPERTY MANAGEMENT               100        N/A


1739  2        GOLDMAN SACHS PROPRIETARY ACCESS FUND           100        N/A
                 OFFSHORE, LTD.
1740  3          GOLDMAN SACHS GLOBAL ALPHA FUND PLC           1          N/A

1741  2        GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY      N/A        N/A        The direct holder is a
                 GMBH                                                                Non-Managing Member.
1742  3          LHI Goldman Sachs Real Estate Parallel Fund   N/A        N/A        The direct holder is a
                   GmbH & Co. KG                                                     General Partner.
1743  2        GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1744  3          GOLDMAN SACHS REAL ESTATE PARTNERS            N/A        N/A        The direct holder is a
                   INSTITUTIONAL, L.P.                                               General Partner.
1745  4            GOLDMAN SACHS REAL ESTATE OPERATOR          N/A        N/A        The direct holder is a
                     INTEREST HOLDINGS, L.L.C.                                       Non-Managing Member.
1746  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1747  3          LHI Goldman Sachs Real Estate Parallel Fund   N/A        N/A        The direct holder is a
                   GmbH & Co. KG                                                     General Partner.
1748  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (CAYMAN) LIMITED PARTNERSHIP                                        Limited Partner.
1749  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1750  4            GSREMP DB ATP POOL 1 GP-B, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1751  5              GSREMP DB ATP POOL 1-B, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1752  4            GSREMP DB ATP POOL 1-B, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1753  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1754  4            GS REAL ESTATE MEZZANINE PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE FUND, L.P.                                             General Partner.
1755  3          GSREMP ASSET HOLDING OFFSHORE GP, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1756  4            GSREMP ASSET HOLDING OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1757  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1758  6                GSREMP ACQUISITION JOINT HOLDING, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
1759  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1760  3          GSREMP ASSET HOLDING OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1761  3          GSREMP FINANCE OFFSHORE GP, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1762  4            GSREMP FINANCE OFFSHORE, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1763  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1764  6                GSREMP BWY POOL 1, LP                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1765  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1766  3          GSREMP FINANCE OFFSHORE, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1767  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (TREATY) LIMITED PARTNERSHIP                                        Limited Partner.
1768  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1769  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    N/A        N/A        The direct holder is a
                     ORIGINATION GP, L.L.C.                                          Managing Member.
1770  5              GS Real Estate Mezzanine Partners         N/A        N/A        The direct holder is a
                       Treaty Origination, L.P.                                      General Partner.
1771  4            GS Real Estate Mezzanine Partners Treaty    N/A        N/A        The direct holder is a
                     Origination, L.P.                                               Limited Partner.
1772  4            GSREMP DB ATP POOL 1 GP-C, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1773  5              GSREMP DB ATP POOL 1-C, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1774  4            GSREMP DB ATP POOL 1-C, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1775  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1776  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1777  3          GSREMP ASSET HOLDING TREATY GP, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1778  4            GSREMP ASSET HOLDING TREATY, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

1779  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1780  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1781  5              GSREMP ASSET HOLDING FUNDING TREATY,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.

1782  6                GSREMP ORIGINATION JOINT HOLDING GP,    N/A        N/A        The direct holder is a
                         L.L.C.                                                      Managing Member.

1783  7                  GSREMP ORIGINATION JOINT HOLDING,     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
1784  6                GSREMP ORIGINATION JOINT HOLDING, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1785  5              GSREMP Asset Holding Funding Treaty GP,   N/A        N/A        The direct holder is a
                       LLC                                                           Managing Member.

1786  6                GSREMP ASSET HOLDING FUNDING TREATY,    N/A        N/A        The direct holder is a
                         L.P.                                                        General Partner.

1787  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1788  6                GSREMP MONTAGE JOINT HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1789  5              GSREMP MONTAGE JOINT HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1790  3          GSREMP ASSET HOLDING TREATY, L.P.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1791  3          GSREMP FINANCE TREATY GP, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1792  4            GSREMP FINANCE TREATY, L.P.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1793  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1794  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1795  3          GSREMP FINANCE TREATY, L.P.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1796  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 (U.S.) LIMITED PARTNERSHIP                    Financial Vehicles
1797  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1798  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION GP, L.L.C.                    Financial Vehicles
1799  5              GS REAL ESTATE MEZZANINE PARTNERS         525990 - Other        Wilmington     DE       UNITED STATES
                       ONSHORE ORIGINATION, L.P.               Financial Vehicles
1800  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION, L.P.                         Financial Vehicles
1801  4            GSREMP DB ATP POOL 1 GP-A, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1802  5              GSREMP DB ATP POOL 1-A, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1803  4            GSREMP DB ATP POOL 1-A, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1804  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1805  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
1806  3          GSREMP ASSET HOLDING ONSHORE GP, LLC          551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1807  4            GSREMP ASSET HOLDING ONSHORE, L.P.          551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1808  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1809  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1810  5              GSREMP ASSET HOLDING FUNDING ONSHORE      551112 - Offices of   Wilmington     DE       UNITED STATES
                       GP, LLC                                 Other Holding
                                                               Companies
1811  6                GSREMP ASSET HOLDING FUNDING ONSHORE,   551112 - Offices of   New York       NY       UNITED STATES
                         L.P.                                  Other Holding
                                                               Companies
1812  7                  GSREMP ORIGINATION JOINT HOLDING      551112 - Offices of   Wilmington     DE       UNITED STATES
                           GP, L.L.C.                          Other Holding
                                                               Companies
1813  7                  GSREMP ORIGINATION JOINT HOLDING,     522292 - Real Estate  Wilmington     DE       UNITED STATES
                           L.P.                                Credit
1814  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1815  5              GSREMP MONTAGE JOINT HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1816  3          GSREMP ASSET HOLDING ONSHORE, L.P.            551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1817  3          GSREMP FINANCE ONSHORE GP, LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1818  4            GSREMP FINANCE ONSHORE, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1819  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1820  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1821  3          GSREMP FINANCE ONSHORE, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1822  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 PMD FUNDS G.P., L.L.C.                        Financial Vehicles
1823  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                  Financial Vehicles
1824  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         525990 - Other        New York       NY       UNITED STATES
                     PARTNERS (U.S.) LIMITED PARTNERSHIP       Financial Vehicles
1825  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Employee Holdings, LP              Financial Vehicles
1826  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         525990 - Other        George Town             CAYMAN ISLANDS
                     PARTNERS (CAYMAN) LIMITED PARTNERSHIP     Financial Vehicles
1827  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        New York       NY       UNITED STATES
                   Partners Override Fund 2008, L.P.           Financial Vehicles
1828  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Override Offshore Fund 2008, LTD.  Financial Vehicles
1829  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                 PMD QP FUND OFFSHORE, LTD.                    Financial Vehicles
1830  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 PMD QP FUND, L.P.                             Financial Vehicles
1831  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUND, L.P.                                    Financial Vehicles
1832  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1833  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUNDS GP, L.L.C.                              Financial Vehicles
1834  3          GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1835  2        GOLDMAN SACHS REAL ESTATE PARTNERS              525990 - Other        New York       NY       UNITED STATES
                 INSTITUTIONAL, L.P.                           Financial Vehicles
1836  2        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1837  2        GOLDMAN SACHS RENDA FIXA FUNDO DE               525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO
1838  3          GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE      525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO                                Investment Funds
1839  2        GOLDMAN SACHS REPRESENTACOES LTDA.              523110 - Investment   Sao Paulo               BRAZIL
                                                               Banking and
                                                               Securities Dealing
1840  2        GOLDMAN SACHS RETIREMENT STRATEGY 2010          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1841  2        GOLDMAN SACHS RETIREMENT STRATEGY 2015          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1842  2        GOLDMAN SACHS RETIREMENT STRATEGY 2020          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1843  2        GOLDMAN SACHS RETIREMENT STRATEGY 2030          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1844  2        GOLDMAN SACHS RETIREMENT STRATEGY 2040          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1845  2        GOLDMAN SACHS RETIREMENT STRATEGY 2050          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1846  2        GOLDMAN SACHS RISK ADVISORS, L.P.               524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
1847  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
1848  3          ARROW CAPITAL RISK SERVICES LIMITED           524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
1849  2        GOLDMAN SACHS RISK BROKERS, INC.                524210 - Insurance    New York       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
1850  2        GOLDMAN SACHS RISK SERVICES L.L.C.              524210 - Insurance    NEW YORK       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
1851  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1852  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS,       525990 - Other        Wilmington     DE       UNITED STATES
                 INC. II                                       Financial Vehicles
1853  3          GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1854  2        GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S.        525910 - Open-End     Wilmington     DE       UNITED STATES
                 EQUITY FUND                                   Investment Funds
1855  2        GOLDMAN SACHS TXU INVESTORS OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1856  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1857  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        525990 - Other        Fort Worth     TX       UNITED STATES
                     PARTNERSHIP                               Financial Vehicles
1858  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          525990 - Other        Fort Worth     TX       UNITED STATES
                   PARTNERSHIP                                 Financial Vehicles
1859  2        GOLDMAN SACHS TXU INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1860  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1861  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          525990 - Other        Fort Worth     TX       UNITED STATES
                   PARTNERSHIP                                 Financial Vehicles
1862  2        GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA       525910 - Open-End     George Town             CAYMAN ISLANDS
                 TRANSPORT FUND, LTD.                          Investment Funds
1863  3          GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1864  2        GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6         525910 - Open-End     Dublin                  IRELAND
                 MONTHS FUND                                   Investment Funds
1865  2        GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
1866  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
1867  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
1868  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1869  2        GOLDMAN SACHS VOL-HOLDINGS, LLC                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1870  3          VOLBROKER.COM LIMITED                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1871  4            TFS-ICAP Limited                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1872  4            TFS-ICAP, LLC                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1873  2        GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1874  3          GOLDMAN SACHS YES INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1875  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1876  2        GOLDMAN SACHS YES INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1877  2        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A      522110 - Commercial   Sao Paulo               BRAZIL
                                                               Banking
1878  2        GOLDMAN, SACHS & CO.                            523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1879  3          APX, INC.                                     551112 - Offices of   Santa Clara    CA       UNITED STATES
                                                               Other Holding
                                                               Companies
1880  3          ATLANTIC CAPITAL BANCSHARES, INC.             522110 - Commercial   Atlanta        GA       UNITED STATES
                                                               Banking
1881  3          AUGUSTA ADVISORS, L.L.C.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles


1882  3          AVENUE FINANCIAL HOLDINGS, INC.               522110 - Commercial   Nashville      TN       UNITED STATES
                                                               Banking
1883  3          BAMM HOLLOW, LLC                              531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
1884  3          BLUEPAY PROCESSING, LLC                       525990 - Other        Oak Brook      IL       UNITED STATES
                                                               Financial Vehicles
1885  3          BluePay, Inc.                                 525990 - Other        Oak Brook      IL       UNITED STATES
                                                               Financial Vehicles
1886  3          CHILTERN TRUST                                523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
1887  3          DERIVIX CORP.                                 541990 - All Other    New York       NY       UNITED STATES
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1888  3          FLURET TRUST                                  523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities

1889  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1890  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1891  3          GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1892  4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1893  3          GOLDMAN SACHS PARENTIS LIMITED                551114 - Corporate,   George Town             CAYMAN ISLANDS
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1894  4            GOLDMAN SACHS SERVICES LIMITED              54121 - Accounting,   Tortola                 BRITISH VIRGIN
                                                               Tax Preparation,                              ISLANDS
                                                               Bookkeeping and
                                                               Payroll Services
1895  3          GOLDMAN SACHS PARIS INC. ET CIE               522110 - Commercial   Paris                   FRANCE (OTHER)
                                                               Banking
1896  3          GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


1897  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND,   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
1898  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND GP, L.L.C.                    Financial Vehicles


1899  3          GOLDMAN SACHS REPRESENTACOES LTDA.            523110 - Investment   Sao Paulo               BRAZIL
                                                               Banking and
                                                               Securities Dealing
1900  3          GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
1901  4            GS CAPITAL PARTNERS V EMPLOYEE FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
1902  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
1903  6                GS CAPITAL PARTNERS V FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1904  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1905  8                    Nybrojarl New1 AB                   525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1906  9                      AHLSELL AB (PUBL)                 525990 - Other        Mumbai                  INDIA (OTHER)
                                                               Financial Vehicles
1907  10                       Nybrojarl New3 AB               525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1908  11                         NYBROJARL HOLDING AB          525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1909  12                           NYBROJARL INVEST AB         525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1910  13                             Ahlsell Group AB          525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1911  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1912  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1913  8                    PRYSMIAN (LUX) S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1914  7                  EDAM HOLDING S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1915  8                    EDAM ACQUISITION HOLDING I          525990 - Other        Hilversum               NETHERLANDS
                             COOPERATIEF U.A.                  Financial Vehicles

1788  6                GSREMP MONTAGE JOINT HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1789  5              GSREMP MONTAGE JOINT HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1790  3          GSREMP ASSET HOLDING TREATY, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1791  3          GSREMP FINANCE TREATY GP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1792  4            GSREMP FINANCE TREATY, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
1793  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1794  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1795  3          GSREMP FINANCE TREATY, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1796  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (U.S.) LIMITED PARTNERSHIP                                          Limited Partner.
1797  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1798  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     ORIGINATION GP, L.L.C.                                          Managing Member.
1799  5              GS REAL ESTATE MEZZANINE PARTNERS         N/A        N/A        The direct holder is a
                       ONSHORE ORIGINATION, L.P.                                     General Partner.
1800  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     ORIGINATION, L.P.                                               Limited Partner.
1801  4            GSREMP DB ATP POOL 1 GP-A, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1802  5              GSREMP DB ATP POOL 1-A, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1803  4            GSREMP DB ATP POOL 1-A, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1804  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1805  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1806  3          GSREMP ASSET HOLDING ONSHORE GP, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1807  4            GSREMP ASSET HOLDING ONSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.

1808  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1809  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1810  5              GSREMP ASSET HOLDING FUNDING ONSHORE      N/A        N/A        The direct holder is a
                       GP, LLC                                                       Managing Member.

1811  6                GSREMP ASSET HOLDING FUNDING ONSHORE,   N/A        N/A        The direct holder is a
                         L.P.                                                        General Partner.

1812  7                  GSREMP ORIGINATION JOINT HOLDING      N/A        N/A        The direct holder is a
                           GP, L.L.C.                                                Managing Member.

1813  7                  GSREMP ORIGINATION JOINT HOLDING,     N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
1814  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1815  5              GSREMP MONTAGE JOINT HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1816  3          GSREMP ASSET HOLDING ONSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1817  3          GSREMP FINANCE ONSHORE GP, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1818  4            GSREMP FINANCE ONSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
1819  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1820  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1821  3          GSREMP FINANCE ONSHORE, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1822  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 PMD FUNDS G.P., L.L.C.                                              Non-Managing Member.
1823  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                        General Partner.
1824  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         N/A        N/A        The direct holder is a
                     PARTNERS (U.S.) LIMITED PARTNERSHIP                             Limited Partner.
1825  3          Goldman Sachs Real Estate Mezzanine           N/A        N/A        The direct holder is a
                   Partners Employee Holdings, LP                                    General Partner.
1826  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         N/A        N/A        The direct holder is a
                     PARTNERS (CAYMAN) LIMITED PARTNERSHIP                           Limited Partner.
1827  3          Goldman Sachs Real Estate Mezzanine           N/A        N/A        The direct holder is a
                   Partners Override Fund 2008, L.P.                                 General Partner.
1828  3          Goldman Sachs Real Estate Mezzanine           100        N/A
                   Partners Override Offshore Fund 2008, LTD.
1829  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    100        N/A
                 PMD QP FUND OFFSHORE, LTD.
1830  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 PMD QP FUND, L.P.                                                   Limited Partner.
1831  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
1832  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1833  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     N/A        N/A        The direct holder is a
                 FUNDS GP, L.L.C.                                                    Non-Managing Member.
1834  3          GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
1835  2        GOLDMAN SACHS REAL ESTATE PARTNERS              N/A        N/A        The direct holder is a
                 INSTITUTIONAL, L.P.                                                 Limited Partner.
1836  2        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1837  2        GOLDMAN SACHS RENDA FIXA FUNDO DE               100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO
1838  3          GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE      100        N/A
                   INVESTIMENTO
1839  2        GOLDMAN SACHS REPRESENTACOES LTDA.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1840  2        GOLDMAN SACHS RETIREMENT STRATEGY 2010          61         N/A
                 PORTFOLIO
1841  2        GOLDMAN SACHS RETIREMENT STRATEGY 2015          60         N/A
                 PORTFOLIO
1842  2        GOLDMAN SACHS RETIREMENT STRATEGY 2020          50         N/A
                 PORTFOLIO
1843  2        GOLDMAN SACHS RETIREMENT STRATEGY 2030          33         N/A
                 PORTFOLIO
1844  2        GOLDMAN SACHS RETIREMENT STRATEGY 2040          51         N/A
                 PORTFOLIO
1845  2        GOLDMAN SACHS RETIREMENT STRATEGY 2050          74         N/A
                 PORTFOLIO
1846  2        GOLDMAN SACHS RISK ADVISORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1847  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       100        N/A


1848  3          ARROW CAPITAL RISK SERVICES LIMITED           100        N/A


1849  2        GOLDMAN SACHS RISK BROKERS, INC.                100        N/A


1850  2        GOLDMAN SACHS RISK SERVICES L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1851  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.  100        N/A

1852  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS,       100        N/A
                 INC. II
1853  3          GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.   100        N/A

1854  2        GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S.        100        N/A
                 EQUITY FUND
1855  2        GOLDMAN SACHS TXU INVESTORS OFFSHORE            N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1856  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1857  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        100        11
                     PARTNERSHIP
1858  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          100        11
                   PARTNERSHIP
1859  2        GOLDMAN SACHS TXU INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1860  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1861  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          100        11
                   PARTNERSHIP
1862  2        GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA       100        N/A
                 TRANSPORT FUND, LTD.
1863  3          GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND,    100        N/A
                   LTD.
1864  2        GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6         100        N/A
                 MONTHS FUND
1865  2        GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
1866  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND       N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
1867  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
1868  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1869  2        GOLDMAN SACHS VOL-HOLDINGS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1870  3          VOLBROKER.COM LIMITED                         21         N/A

1871  4            TFS-ICAP Limited                            100        N/A

1872  4            TFS-ICAP, LLC                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1873  2        GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1874  3          GOLDMAN SACHS YES INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
1875  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1876  2        GOLDMAN SACHS YES INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1877  2        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A      100        N/A

1878  2        GOLDMAN, SACHS & CO.                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1879  3          APX, INC.                                     60         N/A


1880  3          ATLANTIC CAPITAL BANCSHARES, INC.             9          N/A

1881  3          AUGUSTA ADVISORS, L.L.C.                      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1882  3          AVENUE FINANCIAL HOLDINGS, INC.               9          N/A

1883  3          BAMM HOLLOW, LLC                              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1884  3          BLUEPAY PROCESSING, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1885  3          BluePay, Inc.                                 100        N/A

1886  3          CHILTERN TRUST                                N/A        N/A        The direct holder is a
                                                                                     Trustee.

1887  3          DERIVIX CORP.                                 42         N/A



1888  3          FLURET TRUST                                  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1889  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1890  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  100        N/A


1891  3          GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1892  4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1893  3          GOLDMAN SACHS PARENTIS LIMITED                100        N/A



1894  4            GOLDMAN SACHS SERVICES LIMITED              100        N/A



1895  3          GOLDMAN SACHS PARIS INC. ET CIE               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1896  3          GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1897  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
1898  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder has
                   EMPLOYEE FUND GP, L.L.C.                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1899  3          GOLDMAN SACHS REPRESENTACOES LTDA.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1900  3          GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
1901  4            GS CAPITAL PARTNERS V EMPLOYEE FUND         100        N/A
                     OFFSHORE, LTD.
1902  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1903  6                GS CAPITAL PARTNERS V FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1904  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1905  8                    Nybrojarl New1 AB                   100        N/A

1906  9                      AHLSELL AB (PUBL)                 100        N/A

1907  10                       Nybrojarl New3 AB               100        N/A

1908  11                         NYBROJARL HOLDING AB          100        N/A

1909  12                           NYBROJARL INVEST AB         100        N/A

1910  13                             Ahlsell Group AB          100        N/A

1911  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1912  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1913  8                    PRYSMIAN (LUX) S.A R.L.             100        N/A

1914  7                  EDAM HOLDING S.A R.L.                 100        N/A

1915  8                    EDAM ACQUISITION HOLDING I          N/A        N/A        The direct holder is a
                             COOPERATIEF U.A.                                        Non-Managing Member.

1916  9                      EDAM ACQUISITION HOLDING II B.V.  525990 - Other        Hilversum               NETHERLANDS
                                                               Financial Vehicles
1917  10                       EDAM ACQUISITION HOLDING III    525990 - Other        Hilversum               NETHERLANDS
                                 B.V.                          Financial Vehicles
1918  11                         EDAM ACQUISITION HOLDING IV   525990 - Other        Hilversum               NETHERLANDS
                                   B.V.                        Financial Vehicles
1919  12                           ENDEMOL B.V.                525990 - Other        Hilversum               NETHERLANDS
                                                               Financial Vehicles
1920  10                       EDAM MFA I B.V.                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1921  10                       EDAM MFA II B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1922  10                       EDAM MFA III B.V.               525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1923  10                       EDAM MFA IV B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1924  10                       EDAM MFA VI B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1925  10                       EDAM MFA VII B.V.               525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1926  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1927  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1928  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
1929  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1930  8                    OCNS CAYMAN GP                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1931  7                  GS DEJAKOO II, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1932  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1933  9                      HANA FINANCIAL GROUP INC.         523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
1934  7                  GS PRYSMIAN CO-INVEST LP              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1935  8                    ATHENA PIKCO LUX S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1936  7                  GSCP V CEBRIDGE HOLDINGS CORP.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1937  8                    GSCP V CEBRIDGE HOLDINGS, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1938  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
1939  7                  GSCP V CEBRIDGE HOLDINGS, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1940  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1941  8                    GSCP V EDMC HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1942  9                      EDUCATION MANAGEMENT CORPORATION  525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1943  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1944  7                  HAR JPN CAYMAN HOLDINGS               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1945  8                    OCNS CAYMAN GP                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1946  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1947  7                  OCNS CAYMAN, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1948  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1949  7                  UES OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1950  6                GSCP V ADVISORS, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1951  7                  GS CAPITAL PARTNERS V FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1952  7                  GS PRYSMIAN CO-INVEST GP LIMITED      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1953  8                    GS PRYSMIAN CO-INVEST LP            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1954  6                SEVRES II S.A.R.L.                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1955  6                SUNGARD CAPITAL CORP.                   51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1956  6                SUPERLIFT HOLDING S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

1957  7                  KION HOLDING 1 GMBH                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1958  8                    KION HOLDING 2 GMBH                 525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1959  9                      KION Group GmbH                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1960  7                  SUPERLIFT FUNDING  S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1961  4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1962  4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN        525990 - Other        George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Financial Vehicles
1963  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
1964  4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
1965  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1966  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
1967  6                GS CAPITAL PARTNERS V GMBH & CO. KG     525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
1968  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1969  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1970  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1971  7                  DEJAKOO CAYMAN I CORP.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1972  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1973  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1974  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1975  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
1976  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1977  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1978  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1979  7                  GSCP V GERMANY CEBRIDGE HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
1980  8                    GSCP V GERMANY CEBRIDGE HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1981  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
1982  7                  GSCP V GERMANY KNIGHT HOLDINGS CORP.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1983  8                    GSCP V GERMANY KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1984  9                      Kinder Morgan Holdco LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1985  7                  GSCP V GMBH KNIGHT HOLDINGS           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1986  8                    GSCP V GERMANY KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1987  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1988  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1989  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1990  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

1991  7                  UES OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1992  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
1993  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1994  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1995  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1996  7                  DEJAKOO CAYMAN CORP.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1997  8                    HANA FINANCIAL GROUP INC.           523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
1998  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1999  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2000  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2001  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2002  7                  GS DEJAKOO I, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2003  8                    DEJAKOO CAYMAN CORP.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2004  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2005  7                  GS DEJAKOO, L.L.C.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2006  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2007  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2008  7                  GSCP V INSTITUTIONAL CEBRIDGE         525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS CORP.                      Financial Vehicles
2009  8                    GSCP V INSTITUTIONAL CEBRIDGE       525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS, L.P.                    Financial Vehicles
2010  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
2011  7                  GSCP V INSTITUTIONAL CEBRIDGE         525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS, L.P.                      Financial Vehicles
2012  7                  HAR JPN CAYMAN HOLDINGS               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2013  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2014  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2015  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2016  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2017  7                  GS CAPITAL PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2018  8                    ALCHEMY HOLDING S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2019  8                    ARAMARK HOLDINGS CORPORATION        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2020  8                    ATHENA PIKCO LUX S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2021  8                    EDUCATION MANAGEMENT CORPORATION    525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
2022  8                    FS INVEST SARL                      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2023  8                    GOLDMAN SACHS CAPITAL PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                             V-II FUND, L.P.                   Financial Vehicles
2024  8                    GRE OCNS HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2025  8                    GS DEJAKOO II, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2026  8                    GSCP V EDMC GP, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2027  8                    GSCP V EDMC HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2028  8                    GSCP V OFFSHORE CEBRIDGE HOLDINGS   525990 - Other        Wilmington     DE       UNITED STATES
                             CORP.                             Financial Vehicles
2029  9                      GSCP V OFFSHORE CEBRIDGE          525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS, L.P.                  Financial Vehicles
2030  10                       CEQUEL COMMUNICATIONS           525990 - Other        Wilmington     DE       UNITED STATES
                                 HOLDINGS, LLC                 Financial Vehicles
2031  8                    GSCP V OFFSHORE CEBRIDGE            525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS, L.P.                    Financial Vehicles
2032  8                    GSCP V OFFSHORE KNIGHT HOLDINGS     525990 - Other        Wilmington     DE       UNITED STATES
                             CORP.                             Financial Vehicles
2033  9                      GSCP V OFFSHORE KNIGHT            525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS, L.P.                  Financial Vehicles
2034  10                       Kinder Morgan Holdco LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2035  8                    GSCP V OFFSHORE KNIGHT HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2036  8                    HAR JPN CAYMAN HOLDINGS             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2037  8                    PVF HOLDINGS LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2038  8                    UES OCNS HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2039  7                  GSCP V OFFSHORE ADVISORS, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2040  8                    GS CAPITAL PARTNERS V OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                             FUND, L.P.                        Financial Vehicles
2041  8                    GS PRYSMIAN CO-INVEST GP LIMITED    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2042  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2043  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services

1916  9                      EDAM ACQUISITION HOLDING II B.V.  100        N/A

1917  10                       EDAM ACQUISITION HOLDING III    100        N/A
                                 B.V.
1918  11                         EDAM ACQUISITION HOLDING IV   100        N/A
                                   B.V.
1919  12                           ENDEMOL B.V.                100        N/A

1920  10                       EDAM MFA I B.V.                 100        N/A

1921  10                       EDAM MFA II B.V.                100        N/A

1922  10                       EDAM MFA III B.V.               100        N/A

1923  10                       EDAM MFA IV B.V.                100        N/A

1924  10                       EDAM MFA VI B.V.                100        N/A

1925  10                       EDAM MFA VII B.V.               100        N/A

1926  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1927  7                  FS INVEST SARL                        44         N/A

1928  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
1929  7                  GRE OCNS HOLDINGS                     100        N/A

1930  8                    OCNS CAYMAN GP                      70         N/A

1931  7                  GS DEJAKOO II, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1932  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1933  9                      HANA FINANCIAL GROUP INC.         10         N/A


1934  7                  GS PRYSMIAN CO-INVEST LP              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1935  8                    ATHENA PIKCO LUX S.A R.L.           100        N/A

1936  7                  GSCP V CEBRIDGE HOLDINGS CORP.        100        N/A

1937  8                    GSCP V CEBRIDGE HOLDINGS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1938  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
1939  7                  GSCP V CEBRIDGE HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1940  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1941  8                    GSCP V EDMC HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
1942  9                      EDUCATION MANAGEMENT CORPORATION  42         N/A

1943  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1944  7                  HAR JPN CAYMAN HOLDINGS               100        N/A

1945  8                    OCNS CAYMAN GP                      70         N/A

1946  7                  Kinder Morgan Holdco LLC              25         N/A

1947  7                  OCNS CAYMAN, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1948  7                  PVF HOLDINGS LLC                      63         N/A

1949  7                  UES OCNS HOLDINGS                     99         N/A

1950  6                GSCP V ADVISORS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1951  7                  GS CAPITAL PARTNERS V FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1952  7                  GS PRYSMIAN CO-INVEST GP LIMITED      100        N/A

1953  8                    GS PRYSMIAN CO-INVEST LP            N/A        N/A        The direct holder is a
                                                                                     General Partner.
1954  6                SEVRES II S.A.R.L.                      73         73

1955  6                SUNGARD CAPITAL CORP.                   99         N/A


1956  6                SUPERLIFT HOLDING S.A R.L.              44         N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
1957  7                  KION HOLDING 1 GMBH                   100        N/A

1958  8                    KION HOLDING 2 GMBH                 100        N/A

1959  9                      KION Group GmbH                   100        N/A

1960  7                  SUPERLIFT FUNDING  S.A R.L.           100        N/A

1961  4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1962  4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1963  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1964  4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE,    100        N/A
                     LTD.
1965  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1966  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
1967  6                GS CAPITAL PARTNERS V GMBH & CO. KG     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1968  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1969  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1970  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1971  7                  DEJAKOO CAYMAN I CORP.                100        N/A

1972  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1973  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1974  7                  FS INVEST SARL                        44         N/A

1975  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
1976  7                  GRE OCNS HOLDINGS                     100        N/A

1977  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1978  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1979  7                  GSCP V GERMANY CEBRIDGE HOLDINGS      100        N/A
                           CORP.
1980  8                    GSCP V GERMANY CEBRIDGE HOLDINGS,   N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
1981  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
1982  7                  GSCP V GERMANY KNIGHT HOLDINGS CORP.  100        N/A

1983  8                    GSCP V GERMANY KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
1984  9                      Kinder Morgan Holdco LLC          25         N/A

1985  7                  GSCP V GMBH KNIGHT HOLDINGS           100        N/A

1986  8                    GSCP V GERMANY KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
1987  7                  PVF HOLDINGS LLC                      63         N/A

1988  7                  SEVRES II S.A.R.L.                    73         73

1989  7                  SUNGARD CAPITAL CORP.                 99         N/A


1990  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Preferred B
                                                                                     shares.
1991  7                  UES OCNS HOLDINGS                     99         N/A

1992  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
1993  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1994  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1995  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1996  7                  DEJAKOO CAYMAN CORP.                  100        N/A

1997  8                    HANA FINANCIAL GROUP INC.           10         N/A


1998  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1999  7                  FS INVEST SARL                        44         N/A

2000  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
2001  7                  GRE OCNS HOLDINGS                     100        N/A

2002  7                  GS DEJAKOO I, LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2003  8                    DEJAKOO CAYMAN CORP.                100        N/A

2004  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2005  7                  GS DEJAKOO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2006  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2007  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2008  7                  GSCP V INSTITUTIONAL CEBRIDGE         100        N/A
                           HOLDINGS CORP.
2009  8                    GSCP V INSTITUTIONAL CEBRIDGE       N/A        N/A        The direct holder is a
                             HOLDINGS, L.P.                                          Limited Partner.
2010  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
2011  7                  GSCP V INSTITUTIONAL CEBRIDGE         N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            General Partner.
2012  7                  HAR JPN CAYMAN HOLDINGS               100        N/A

2013  7                  Kinder Morgan Holdco LLC              25         N/A

2014  7                  PVF HOLDINGS LLC                      63         N/A

2015  7                  SUNGARD CAPITAL CORP.                 99         N/A


2016  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2017  7                  GS CAPITAL PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
2018  8                    ALCHEMY HOLDING S.A.R.L.            99         N/A

2019  8                    ARAMARK HOLDINGS CORPORATION        20         N/A

2020  8                    ATHENA PIKCO LUX S.A R.L.           100        N/A

2021  8                    EDUCATION MANAGEMENT CORPORATION    42         N/A

2022  8                    FS INVEST SARL                      44         N/A

2023  8                    GOLDMAN SACHS CAPITAL PARTNERS      N/A        N/A        The direct holder is a
                             V-II FUND, L.P.                                         Limited Partner.
2024  8                    GRE OCNS HOLDINGS                   100        N/A

2025  8                    GS DEJAKOO II, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2026  8                    GSCP V EDMC GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2027  8                    GSCP V EDMC HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2028  8                    GSCP V OFFSHORE CEBRIDGE HOLDINGS   100        N/A
                             CORP.
2029  9                      GSCP V OFFSHORE CEBRIDGE          N/A        N/A        The direct holder is a
                               HOLDINGS, L.P.                                        Limited Partner.
2030  10                       CEQUEL COMMUNICATIONS           36         N/A
                                 HOLDINGS, LLC
2031  8                    GSCP V OFFSHORE CEBRIDGE            N/A        N/A        The direct holder is a
                             HOLDINGS, L.P.                                          General Partner.
2032  8                    GSCP V OFFSHORE KNIGHT HOLDINGS     100        N/A
                             CORP.
2033  9                      GSCP V OFFSHORE KNIGHT            N/A        N/A        The direct holder is a
                               HOLDINGS, L.P.                                        Limited Partner.
2034  10                       Kinder Morgan Holdco LLC        25         N/A

2035  8                    GSCP V OFFSHORE KNIGHT HOLDINGS,    N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
2036  8                    HAR JPN CAYMAN HOLDINGS             100        N/A

2037  8                    PVF HOLDINGS LLC                    63         N/A

2038  8                    UES OCNS HOLDINGS                   99         N/A

2039  7                  GSCP V OFFSHORE ADVISORS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2040  8                    GS CAPITAL PARTNERS V OFFSHORE      N/A        N/A        The direct holder is a
                             FUND, L.P.                                              General Partner.
2041  8                    GS PRYSMIAN CO-INVEST GP LIMITED    100        N/A

2042  7                  SEVRES II S.A.R.L.                    73         73

2043  7                  SUNGARD CAPITAL CORP.                 99         N/A

2044  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2045  6                GS CAPITAL PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2046  7                  GS CAPITAL PARTNERS V FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2047  7                  GSCP V ADVISORS, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2048  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2049  6                GSCP V AIV, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2050  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2051  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2052  6                GSCP V INSTITUTIONAL AIV, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2053  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2054  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2055  4            GS CAPITAL PARTNERS V PCP FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2056  4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
2057  5              GS CAPITAL PARTNERS V PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2058  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2059  6                GS CAPITAL PARTNERS V GMBH & CO. KG     525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2060  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2061  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2062  6                GS CAPITAL PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2063  6                GSCP V AIV, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2064  6                GSCP V INSTITUTIONAL AIV, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2065  4            GSCP V OVERRIDE OFFSHORE, LTD               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2066  4            GSCP V OVERRIDE, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2067  3          GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2068  4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2069  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2070  4            GS CAPITAL PARTNERS V PIA FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2071  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2072  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2073  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2074  6                GS CAPITAL PARTNERS VI FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2075  7                  BUCK HOLDINGS L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2076  7                  BUCK HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2077  7                  COMPASS DELAWARE HOLDINGS I CORP.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2078  7                  COMPASS INVESTORS INC.                525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2079  8                    COMPASS ACQUISITION HOLDINGS CORP.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2080  9                      USI HOLDINGS CORPORATION          524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2081  10                       USI Insurance Services LLC      524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2082  11                         AMERICAN INSURANCE            525990 - Other        Columbus       OH       UNITED STATES
                                   ADMINISTRATORS, INC.        Financial Vehicles
2083  11                         ANCO CORPORATION              525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2084  12                           ANCO INSURANCE SERVICES     525990 - Other        Briarcliff     NY       UNITED STATES
                                     OF HOUSTON, INC.          Financial Vehicles    Manor
2085  12                           INTER/NATIONAL RENTAL       525990 - Other        Briarcliff     NY       UNITED STATES
                                     INSURANCE SERVICES, INC.  Financial Vehicles    Manor
2086  12                           MD PREMIUM FINANCE          525990 - Other        Houston        TX       UNITED STATES
                                     CORPORATION               Financial Vehicles
2087  12                           REGIONAL INSURANCE          525990 - Other        Houston        TX       UNITED STATES
                                     MANAGEMENT SERVICES, INC. Financial Vehicles
2088  11                         BMI INSURANCE SERVICES, INC   524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2089  11                         CAMPBELL, GALT & NEWLANDS,    525990 - Other        Portland       OR       UNITED STATES
                                   INC.                        Financial Vehicles
2090  11                         COLONIAL PREMIUM FINANCE      525990 - Other        Norfolk        VA       UNITED STATES
                                   COMPANY                     Financial Vehicles
2091  11                         CUSTOM BENEFIT PROGRAMS,      525990 - Other        Hammonton      NJ       UNITED STATES
                                   INC.                        Financial Vehicles
2092  12                           TURNER P. WILLIAMS &        525990 - Other        Hammonton      NJ       UNITED STATES
                                     ASSOCIATES, LLC           Financial Vehicles
2093  11                         EMERSON REID LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2094  12                           MY BENEFIT ADVISOR, LLC     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2095  11                         KIBBLE & PRENTICE HOLDING     524210 - Insurance    Seattle        WA       UNITED STATES
                                   COMPANY                     Agencies and
                                                               Brokerages
2096  11                         SIGNATURE PREMIUM FINANCE,    525990 - Other        Philadelphia   PA       UNITED STATES
                                   INC.                        Financial Vehicles
2097  11                         SUMMIT GLOBAL PARTNERS, INC.  525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
2098  12                           MERIDIAN CREDIT SERVICES,   525990 - Other        Dallas         TX       UNITED STATES
                                     INC.                      Financial Vehicles
2099  12                           SGP BENEFITS OF TEXAS,      525990 - Other        Dallas         TX       UNITED STATES
                                     INC.                      Financial Vehicles
2100  12                           SUMMIT GLOBAL PARTNERS OF   525990 - Other        Dallas         TX       UNITED STATES
                                     TEXAS, INC.               Financial Vehicles
2101  12                           USI SOUTHWEST, INC.         525990 - Other        Albuquerque    NM       UNITED STATES
                                                               Financial Vehicles
2102  12                           USI of Tennessee, Inc.      525990 - Other        Memphis        TN       UNITED STATES
                                                               Financial Vehicles
2103  12                           VISTA INSURANCE PARTNERS    525990 - Other        Chicago        IL       UNITED STATES
                                     OF ILLINOIS, INC.         Financial Vehicles
2104  12                           VISTA INSURANCE PARTNERS,   525990 - Other        San Antonio    TX       UNITED STATES
                                     INC.                      Financial Vehicles
2105  13                             SUMMIT GLOBAL PARTNERS    525990 - Other        Dallas         TX       UNITED STATES
                                       OF OKLAHOMA, INC.       Financial Vehicles
2106  11                         U.S.I. INSURANCE SERVICES     525990 - Other        Woburn         MA       UNITED STATES
                                   OF MASSACHUSETTS, INC.      Financial Vehicles
2107  12                           NETCARE SERVICES, INC.      525990 - Other        Woburn         MA       UNITED STATES
                                                               Financial Vehicles
2108  11                         USI CONSULTING GROUP, INC.    525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2109  12                           BENEFIT STRATEGIES OF       525990 - Other        Manchester     NH       UNITED STATES
                                     MAINE, INC.               Financial Vehicles
2110  12                           USI ADVISORS, INC.          525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2111  12                           USI CONSULTING GROUP OF     525990 - Other        New York       NY       UNITED STATES
                                     NEW YORK, INC.            Financial Vehicles
2112  12                           USI SECURITIES, INC.        525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2113  11                         USI INSURANCE SERVICES        525990 - Other        Briarcliff     NY       UNITED STATES
                                   CORPORATION OF ILLINOIS,    Financial Vehicles    Manor
                                   INC.
2114  11                         USI INSURANCE SERVICES OF     525990 - Other        Bedford        NH       UNITED STATES
                                   NEW ENGLAND, INC.           Financial Vehicles
2115  12                           INEX ALTERNATIVE            525990 - Other        Manchester     NH       UNITED STATES
                                     PROGRAMS, INC.            Financial Vehicles
2116  12                           USI INSURANCE SERVICES OF   525990 - Other        Briarcliff     NY       UNITED STATES
                                     RHODE ISLAND, INC.        Financial Vehicles    Manor
2117  11                         USI INSURANCE SERVICES OF     525990 - Other        Briarcliff     NY       UNITED STATES
                                   NORTHERN CALIFORNIA, INC.   Financial Vehicles    Manor
2118  11                         USI Insurance Services of     525990 - Other        Meriden        CT       UNITED STATES
                                   Connecticut, Inc.           Financial Vehicles
2119  11                         USI MIDATLANTIC, INC.         525990 - Other        Plymouth       PA       UNITED STATES
                                                               Financial Vehicles    Meeting
2120  11                         USI MIDWEST, INC.             525990 - Other        Cincinnati     OH       UNITED STATES
                                                               Financial Vehicles
2121  11                         USI OF SOUTHERN CALIFORNIA    525990 - Other        Woodland Hills CA       UNITED STATES
                                   INSURANCE SERVICES, INC.    Financial Vehicles
2122  11                         USI of San Diego Insurance    525990 - Other        Woodland Hills CA       UNITED STATES
                                   Services, Inc.              Financial Vehicles
2123  7                  CUCINA HOLDINGS SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2124  7                  GS EDAM DEBT HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2125  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2126  7                  GS LUX DEBT HOLDINGS S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2127  7                  GS MACE HOLDINGS LIMITED              551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2128  7                  GS SUNRAY HOLDINGS, L.L.C.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2129  8                    GS SUNRAY HOLDINGS SUBCO I, L.L.C.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2130  9                      Hyatt Hotels Corporation          531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2131  8                    GS SUNRAY HOLDINGS SUBCO II,        525990 - Other        Wilmington     DE       UNITED STATES
                             L.L.C.                            Financial Vehicles
2132  9                      Hyatt Hotels Corporation          531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2133  7                  GS TELE CAYMAN                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2134  7                  GS TREASURE S.A R.L.                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2135  7                  GSCP VI AA ONE HOLDING SARL           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2136  8                    CW INVESTMENTS CO.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2137  9                      4414624 Canada Inc.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2138  10                       CW MEDIA HOLDINGS INC.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2139  7                  GSCP VI NORTH HOLDINGS S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2140  8                    GSCP VI NORTH HOLDINGS CORP.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2141  9                      RED SKY ACQUISITION CORP.         525990 - Other        Calgary        AB       CANADA
                                                               Financial Vehicles
2142  10                       RED SKY HOLDINGS L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2143  9                      RED SKY HOLDINGS L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2144  7                  GSCPVI BHC CAYMAN LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2145  7                  HAWKER BEECHCRAFT, INC                525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2146  7                  HWBCC LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2147  8                    HWBCC LP                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2148  7                  HWBCC LP                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2149  7                  INVESTMENT HOLDING ENTITY GP, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2150  8                    STEEL HOLDINGS, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2151  7                  KAR HOLDINGS II, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2152  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2153  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2154  7                  LVB ACQUISITION HOLDING, LLC          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2155  7                  MONEYGRAM INTERNATIONAL, INC.         522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2156  7                  NORTH HOLDINGS CAYMAN CORP.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2157  7                  OCEANS14 HOLDINGS, L.L.C.             523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2158  7                  PAPERCO INVESTMENTS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2159  7                  PROSIGHT INVESTMENT LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2160  8                    PROSIGHT GLOBAL, INC.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2161  9                      ProSight Specialty Insurance      551112 - Offices of   New York       NY       UNITED STATES
                               Holdings, Inc.                  Other Holding
                                                               Companies
2162  10                       PROSIGHT SPECIALTY INSURANCE    551112 - Offices of   New York       NY       UNITED STATES
                                 GROUP, INC.                   Other Holding
                                                               Companies
2163  11                         GOTHAM INSURANCE COMPANY      524150 -              New York       NY       UNITED STATES
                                                               Insurance/Reinsurance
                                                               Carriers
2164  11                         MUTUAL MARINE OFFICE OF THE   524210 - Insurance    New York       NY       UNITED STATES
                                   MIDWEST, INC.               Agencies and
                                                               Brokerages
2165  11                         NEW YORK MARINE AND GENERAL   524150 -              New York       NY       UNITED STATES
                                   INSURANCE COMPANY           Insurance/Reinsurance
                                                               Carriers
2166  12                           GOTHAM INSURANCE COMPANY    524150 -              New York       NY       UNITED STATES
                                                               Insurance/Reinsurance
                                                               Carriers
2167  12                           SOUTHWEST MARINE AND        524150 -              New York       NY       UNITED STATES
                                     GENERAL INSURANCE COMPANY Insurance/Reinsurance
                                                               Carriers
2168  11                         PACIFIC MUTUAL MARINE         524210 - Insurance    New York       NY       UNITED STATES
                                   OFFICE, INC.                Agencies and
                                                               Brokerages
2169  11                         PROSIGHT SPECIALTY            524210 - Insurance    New York       NY       UNITED STATES
                                   MANAGEMENT COMPANY, INC.    Agencies and
                                                               Brokerages
2170  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2171  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles

2044  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2045  6                GS CAPITAL PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2046  7                  GS CAPITAL PARTNERS V FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2047  7                  GSCP V ADVISORS, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2048  7                  SUNGARD CAPITAL CORP.                 99         N/A


2049  6                GSCP V AIV, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2050  7                  SEVRES II S.A.R.L.                    73         73

2051  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
2052  6                GSCP V INSTITUTIONAL AIV, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2053  7                  SEVRES II S.A.R.L.                    73         73

2054  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2055  4            GS CAPITAL PARTNERS V PCP FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2056  4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE,    100        N/A
                     LTD.
2057  5              GS CAPITAL PARTNERS V PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2058  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2059  6                GS CAPITAL PARTNERS V GMBH & CO. KG     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2060  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2061  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2062  6                GS CAPITAL PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2063  6                GSCP V AIV, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2064  6                GSCP V INSTITUTIONAL AIV, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2065  4            GSCP V OVERRIDE OFFSHORE, LTD               100        N/A

2066  4            GSCP V OVERRIDE, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2067  3          GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2068  4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2069  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2070  4            GS CAPITAL PARTNERS V PIA FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2071  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND        100        N/A
                     OFFSHORE, LTD.
2072  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2073  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2074  6                GS CAPITAL PARTNERS VI FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2075  7                  BUCK HOLDINGS L.P.                    100        12

2076  7                  BUCK HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2077  7                  COMPASS DELAWARE HOLDINGS I CORP.     100        N/A

2078  7                  COMPASS INVESTORS INC.                85         N/A

2079  8                    COMPASS ACQUISITION HOLDINGS CORP.  100        N/A

2080  9                      USI HOLDINGS CORPORATION          87         N/A


2081  10                       USI Insurance Services LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2082  11                         AMERICAN INSURANCE            100        N/A
                                   ADMINISTRATORS, INC.
2083  11                         ANCO CORPORATION              100        N/A

2084  12                           ANCO INSURANCE SERVICES     100        N/A
                                     OF HOUSTON, INC.
2085  12                           INTER/NATIONAL RENTAL       100        N/A
                                     INSURANCE SERVICES, INC.
2086  12                           MD PREMIUM FINANCE          100        N/A
                                     CORPORATION
2087  12                           REGIONAL INSURANCE          100        N/A
                                     MANAGEMENT SERVICES, INC.
2088  11                         BMI INSURANCE SERVICES, INC   100        N/A


2089  11                         CAMPBELL, GALT & NEWLANDS,    100        N/A
                                   INC.
2090  11                         COLONIAL PREMIUM FINANCE      100        N/A
                                   COMPANY
2091  11                         CUSTOM BENEFIT PROGRAMS,      100        N/A
                                   INC.
2092  12                           TURNER P. WILLIAMS &        100        N/A
                                     ASSOCIATES, LLC
2093  11                         EMERSON REID LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2094  12                           MY BENEFIT ADVISOR, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2095  11                         KIBBLE & PRENTICE HOLDING     100        N/A
                                   COMPANY

2096  11                         SIGNATURE PREMIUM FINANCE,    100        N/A
                                   INC.
2097  11                         SUMMIT GLOBAL PARTNERS, INC.  100        N/A

2098  12                           MERIDIAN CREDIT SERVICES,   100        N/A
                                     INC.
2099  12                           SGP BENEFITS OF TEXAS,      100        N/A
                                     INC.
2100  12                           SUMMIT GLOBAL PARTNERS OF   100        N/A
                                     TEXAS, INC.
2101  12                           USI SOUTHWEST, INC.         100        N/A

2102  12                           USI of Tennessee, Inc.      100        N/A

2103  12                           VISTA INSURANCE PARTNERS    100        N/A
                                     OF ILLINOIS, INC.
2104  12                           VISTA INSURANCE PARTNERS,   100        N/A
                                     INC.
2105  13                             SUMMIT GLOBAL PARTNERS    100        N/A
                                       OF OKLAHOMA, INC.
2106  11                         U.S.I. INSURANCE SERVICES     100        N/A
                                   OF MASSACHUSETTS, INC.
2107  12                           NETCARE SERVICES, INC.      100        N/A

2108  11                         USI CONSULTING GROUP, INC.    100        N/A

2109  12                           BENEFIT STRATEGIES OF       100        N/A
                                     MAINE, INC.
2110  12                           USI ADVISORS, INC.          100        N/A

2111  12                           USI CONSULTING GROUP OF     100        N/A
                                     NEW YORK, INC.
2112  12                           USI SECURITIES, INC.        100        N/A

2113  11                         USI INSURANCE SERVICES        100        N/A
                                   CORPORATION OF ILLINOIS,
                                   INC.
2114  11                         USI INSURANCE SERVICES OF     100        N/A
                                   NEW ENGLAND, INC.
2115  12                           INEX ALTERNATIVE            100        N/A
                                     PROGRAMS, INC.
2116  12                           USI INSURANCE SERVICES OF   100        N/A
                                     RHODE ISLAND, INC.
2117  11                         USI INSURANCE SERVICES OF     100        N/A
                                   NORTHERN CALIFORNIA, INC.
2118  11                         USI Insurance Services of     100        N/A
                                   Connecticut, Inc.
2119  11                         USI MIDATLANTIC, INC.         100        N/A

2120  11                         USI MIDWEST, INC.             100        N/A

2121  11                         USI OF SOUTHERN CALIFORNIA    100        N/A
                                   INSURANCE SERVICES, INC.
2122  11                         USI of San Diego Insurance    100        N/A
                                   Services, Inc.
2123  7                  CUCINA HOLDINGS SARL                  100        N/A

2124  7                  GS EDAM DEBT HOLDINGS                 99         N/A

2125  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      100        N/A

2126  7                  GS LUX DEBT HOLDINGS S.A.R.L.         100        N/A

2127  7                  GS MACE HOLDINGS LIMITED              100        N/A


2128  7                  GS SUNRAY HOLDINGS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2129  8                    GS SUNRAY HOLDINGS SUBCO I, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2130  9                      Hyatt Hotels Corporation          7          N/A


2131  8                    GS SUNRAY HOLDINGS SUBCO II,        N/A        N/A        The direct holder is a
                             L.L.C.                                                  Non-Managing Member.
2132  9                      Hyatt Hotels Corporation          7          N/A


2133  7                  GS TELE CAYMAN                        100        N/A

2134  7                  GS TREASURE S.A R.L.                  100        N/A

2135  7                  GSCP VI AA ONE HOLDING SARL           100        N/A

2136  8                    CW INVESTMENTS CO.                  33         100

2137  9                      4414624 Canada Inc.               100        N/A

2138  10                       CW MEDIA HOLDINGS INC.          100        N/A

2139  7                  GSCP VI NORTH HOLDINGS S.A R.L.       100        N/A

2140  8                    GSCP VI NORTH HOLDINGS CORP.        100        N/A

2141  9                      RED SKY ACQUISITION CORP.         15         N/A

2142  10                       RED SKY HOLDINGS L.P.           100        11

2143  9                      RED SKY HOLDINGS L.P.             100        11

2144  7                  GSCPVI BHC CAYMAN LTD.                100        N/A

2145  7                  HAWKER BEECHCRAFT, INC                46         N/A

2146  7                  HWBCC LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2147  8                    HWBCC LP                            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2148  7                  HWBCC LP                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2149  7                  INVESTMENT HOLDING ENTITY GP, LTD.    100        N/A

2150  8                    STEEL HOLDINGS, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2151  7                  KAR HOLDINGS II, LLC                  34         N/A

2152  7                  Kinder Morgan Holdco LLC              25         N/A

2153  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       100        N/A

2154  7                  LVB ACQUISITION HOLDING, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2155  7                  MONEYGRAM INTERNATIONAL, INC.         100        N/A




2156  7                  NORTH HOLDINGS CAYMAN CORP.           100        N/A

2157  7                  OCEANS14 HOLDINGS, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2158  7                  PAPERCO INVESTMENTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2159  7                  PROSIGHT INVESTMENT LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2160  8                    PROSIGHT GLOBAL, INC.               51         N/A


2161  9                      ProSight Specialty Insurance      100        N/A
                               Holdings, Inc.

2162  10                       PROSIGHT SPECIALTY INSURANCE    100        N/A
                                 GROUP, INC.

2163  11                         GOTHAM INSURANCE COMPANY      100        N/A


2164  11                         MUTUAL MARINE OFFICE OF THE   100        N/A
                                   MIDWEST, INC.

2165  11                         NEW YORK MARINE AND GENERAL   100        N/A
                                   INSURANCE COMPANY

2166  12                           GOTHAM INSURANCE COMPANY    100        N/A


2167  12                           SOUTHWEST MARINE AND        100        N/A
                                     GENERAL INSURANCE COMPANY

2168  11                         PACIFIC MUTUAL MARINE         100        N/A
                                   OFFICE, INC.

2169  11                         PROSIGHT SPECIALTY            100        N/A
                                   MANAGEMENT COMPANY, INC.

2170  7                  PVF HOLDINGS LLC                      63         N/A

2171  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2172  7                  STEAK HOLDINGS, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2173  8                    PAPERCO INVESTMENTS, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2174  7                  STEEL HOLDINGS, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2175  7                  TEXAS ENERGY FUTURE CAPITAL           525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS LLC                        Financial Vehicles
2176  7                  TEXAS ENERGY FUTURE HOLDINGS          525990 - Other        Fort Worth     TX       UNITED STATES
                           LIMITED PARTNERSHIP                 Financial Vehicles
2177  7                  WHITELABEL I S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2178  8                    WHITELABEL II S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2179  9                      WHITELABEL II-A S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2180  10                       WHITELABEL III S.A.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2181  11                         WHITELABEL IV S.A.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2182  12                           ONV TOPCO N.V.              551112 - Offices of   Zele                    BELGIUM
                                                               Other Holding
                                                               Companies
2183  7                  Xella International Holdings          525990 - Other        Luxembourg              LUXEMBOURG
                           S.a.r.l.                            Financial Vehicles
2184  8                    Xella International S.a r.l.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2185  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2186  7                  UMBRELLASTREAM LIMITED PARTNERSHIP    525990 - Other        St. Peter Port          GUERNSEY
                           INCORPORATED                        Financial Vehicles
2187  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2188  4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Financial Vehicles
2189  4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
2190  4            GS CAPITAL PARTNERS VI PIA FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2191  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2192  6                BUCK HOLDINGS L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2193  6                BUCK HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2194  6                COMPASS INVESTORS INC.                  525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2195  6                CUCINA HOLDINGS SARL                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2196  6                EDAM ACQUISITION HOLDING I              525990 - Other        Hilversum               NETHERLANDS
                         COOPERATIEF U.A.                      Financial Vehicles
2197  6                GS EDAM DEBT HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2198  6                GS LUX DEBT HOLDINGS II S.A.R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2199  6                GS LUX DEBT HOLDINGS S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2200  6                GS MACE HOLDINGS LIMITED                551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2201  6                GS SUNRAY GERMAN FUND I, LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2202  7                  GS SUNRAY GERMAN FUND, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2203  8                    GS SUNRAY HOLDINGS, L.L.C.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2204  6                GS SUNRAY GERMAN FUND II, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2205  7                  GS SUNRAY GERMAN FUND, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2206  6                GS TELE CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2207  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2208  6                GSCP VI AA ONE HOLDING SARL             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2209  6                GSCP VI GERMANY KNIGHT HOLDINGS CORP.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2210  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2211  8                    Kinder Morgan Holdco LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2212  6                GSCP VI GERMANY TXU HOLDINGS CAYMAN,    525990 - Other        George Town             CAYMAN ISLANDS
                         LTD.                                  Financial Vehicles
2213  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2214  8                    TEXAS ENERGY FUTURE CAPITAL         525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS LLC                      Financial Vehicles
2215  8                    TEXAS ENERGY FUTURE HOLDINGS        525990 - Other        Fort Worth     TX       UNITED STATES
                             LIMITED PARTNERSHIP               Financial Vehicles
2216  6                GSCP VI GERMANY TXU HOLDINGS, LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2217  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2218  6                GSCP VI GMBH COMPASS CAYMAN GP CORP.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2219  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2220  8                    COMPASS CAYMAN HOLDINGS L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2221  6                GSCP VI GMBH COMPASS CAYMAN LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2222  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2223  6                GSCP VI GMBH KNIGHT HOLDINGS            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2224  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2225  6                GSCP VI GMBH PAPERCO INVESTMENTS,       525990 - Other        Wilmington     DE       UNITED STATES
                         L.L.C.                                Financial Vehicles
2226  7                  PAPERCO INVESTMENTS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2227  6                GSCP VI GMBH STEEL HOLDINGS, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2228  6                GSCP VI GmbH Investment Holdings        525990 - Other        George Town             CAYMAN ISLANDS
                         (Cayman) Ltd.                         Financial Vehicles
2229  7                  GSCP VI GMBH PAPERCO HOLDINGS,        525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2230  8                    PaperCo Holdings II, L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2231  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2232  6                GSCP VI NORTH HOLDINGS S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2233  6                GSCPVI BHC CAYMAN LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2234  6                HAR JPN CAYMAN HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2235  6                HAWKER BEECHCRAFT, INC                  525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2236  6                HWBCC LLC                               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2237  6                HWBCC LP                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2238  6                KAR HOLDINGS II, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2239  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2240  6                LVB ACQUISITION HOLDING, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2241  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2242  6                MONEYGRAM INTERNATIONAL, INC.           522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2243  6                NORTH HOLDINGS CAYMAN CORP.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2244  6                OCEANS14 GMBH, L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2245  7                  OCEANS14 HOLDINGS IV, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2246  6                OCEANS14 GMBH, LTD.                     551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2247  7                  OCEANS14 HOLDINGS IV, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2248  6                PROSIGHT INVESTMENT LLC                 551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2249  6                PVF HOLDINGS LLC                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2250  6                STEAK HOLDINGS, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2251  6                STEEL HOLDINGS, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2252  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2253  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2254  6                WHITELABEL I S.A R.L.                   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2255  6                Xella International Holdings S.a.r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2256  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2257  6                GS CAPITAL PARTNERS VI OFFSHORE FUND,   525990 - Other        George Town             CAYMAN ISLANDS
                         L.P.                                  Financial Vehicles
2258  7                  BUCK HOLDINGS L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2259  7                  BUCK HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2260  7                  COMPASS INVESTORS INC.                525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2261  7                  CUCINA HOLDINGS SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2262  7                  GS EDAM DEBT HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2263  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2264  7                  GS LUX DEBT HOLDINGS S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2265  7                  GS MACE HOLDINGS LIMITED              551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2266  7                  GS SUNRAY OFFSHORE FUND, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2267  8                    GS SUNRAY HOLDINGS, L.L.C.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2268  7                  GS SUNRAY OFFSHORE FUND, LTD.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2269  8                    GS SUNRAY OFFSHORE FUND, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2270  7                  GS TELE CAYMAN                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2271  7                  GSCP VI AA ONE HOLDING SARL           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2272  7                  GSCP VI NORTH HOLDINGS S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2273  7                  GSCP VI OFFSHORE COMPASS CAYMAN GP    525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
2274  8                    GSCP VI OFFSHORE COMPASS HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                             L.P.                              Financial Vehicles
2275  9                      COMPASS CAYMAN HOLDINGS L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2276  7                  GSCP VI OFFSHORE COMPASS HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                           L.P.                                Financial Vehicles
2277  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
2278  8                    GSCP VI OFFSHORE KNIGHT HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2279  9                      Kinder Morgan Holdco LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2280  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2281  7                  GSCP VI OFFSHORE PAPERCO HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2282  8                    PaperCo Holdings II, L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2283  7                  GSCP VI OFFSHORE PAPERCO              525990 - Other        Wilmington     DE       UNITED STATES
                           INVESTMENTS, L.L.C.                 Financial Vehicles
2284  8                    PAPERCO INVESTMENTS, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2285  7                  GSCP VI OFFSHORE STEEL HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2286  7                  GSCPVI BHC CAYMAN LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2287  7                  HAWKER BEECHCRAFT, INC                525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2288  7                  HWBCC LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2289  7                  HWBCC LP                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2290  7                  KAR HOLDINGS II, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2291  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2292  7                  LVB ACQUISITION HOLDING, LLC          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2293  7                  MONEYGRAM INTERNATIONAL, INC.         522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2294  7                  NORTH HOLDINGS CAYMAN CORP.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2295  7                  OCEANS14 HOLDINGS II, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2296  7                  OCEANS14 OFFSHORE, L.L.C.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2297  8                    OCEANS14 HOLDINGS II, L.L.C.        523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2298  7                  PROSIGHT INVESTMENT LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2299  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles

2172  7                  STEAK HOLDINGS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2173  8                    PAPERCO INVESTMENTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2174  7                  STEEL HOLDINGS, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2175  7                  TEXAS ENERGY FUTURE CAPITAL           N/A        N/A        The direct holder is a
                           HOLDINGS LLC                                              Non-Managing Member.
2176  7                  TEXAS ENERGY FUTURE HOLDINGS          100        11
                           LIMITED PARTNERSHIP
2177  7                  WHITELABEL I S.A R.L.                 50         N/A

2178  8                    WHITELABEL II S.A R.L.              100        N/A

2179  9                      WHITELABEL II-A S.A R.L.          100        N/A

2180  10                       WHITELABEL III S.A.             100        N/A

2181  11                         WHITELABEL IV S.A.            100        N/A

2182  12                           ONV TOPCO N.V.              100        N/A


2183  7                  Xella International Holdings          50         N/A
                           S.a.r.l.
2184  8                    Xella International S.a r.l.        100        N/A

2185  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2186  7                  UMBRELLASTREAM LIMITED PARTNERSHIP    100        16
                           INCORPORATED
2187  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2188  4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2189  4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE,   100        N/A
                     LTD.
2190  4            GS CAPITAL PARTNERS VI PIA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2191  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2192  6                BUCK HOLDINGS L.P.                      100        12

2193  6                BUCK HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2194  6                COMPASS INVESTORS INC.                  85         N/A

2195  6                CUCINA HOLDINGS SARL                    100        N/A

2196  6                EDAM ACQUISITION HOLDING I              N/A        N/A        The direct holder is a
                         COOPERATIEF U.A.                                            Non-Managing Member.
2197  6                GS EDAM DEBT HOLDINGS                   99         N/A

2198  6                GS LUX DEBT HOLDINGS II S.A.R.L.        100        N/A

2199  6                GS LUX DEBT HOLDINGS S.A.R.L.           100        N/A

2200  6                GS MACE HOLDINGS LIMITED                100        N/A


2201  6                GS SUNRAY GERMAN FUND I, LTD.           100        N/A

2202  7                  GS SUNRAY GERMAN FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2203  8                    GS SUNRAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2204  6                GS SUNRAY GERMAN FUND II, LTD.          100        N/A

2205  7                  GS SUNRAY GERMAN FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2206  6                GS TELE CAYMAN                          100        N/A

2207  6                GS TREASURE S.A R.L.                    100        N/A

2208  6                GSCP VI AA ONE HOLDING SARL             100        N/A

2209  6                GSCP VI GERMANY KNIGHT HOLDINGS CORP.   100        N/A

2210  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
2211  8                    Kinder Morgan Holdco LLC            25         N/A

2212  6                GSCP VI GERMANY TXU HOLDINGS CAYMAN,    100        N/A
                         LTD.
2213  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2214  8                    TEXAS ENERGY FUTURE CAPITAL         N/A        N/A        The direct holder is a
                             HOLDINGS LLC                                            Non-Managing Member.
2215  8                    TEXAS ENERGY FUTURE HOLDINGS        100        11
                             LIMITED PARTNERSHIP
2216  6                GSCP VI GERMANY TXU HOLDINGS, LTD.      100        N/A

2217  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2218  6                GSCP VI GMBH COMPASS CAYMAN GP CORP.    100        N/A

2219  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2220  8                    COMPASS CAYMAN HOLDINGS L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2221  6                GSCP VI GMBH COMPASS CAYMAN LTD.        100        N/A

2222  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2223  6                GSCP VI GMBH KNIGHT HOLDINGS            100        N/A

2224  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
2225  6                GSCP VI GMBH PAPERCO INVESTMENTS,       N/A        N/A        The direct holder is a
                         L.L.C.                                                      Managing Member.
2226  7                  PAPERCO INVESTMENTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2227  6                GSCP VI GMBH STEEL HOLDINGS, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2228  6                GSCP VI GmbH Investment Holdings        100        N/A
                         (Cayman) Ltd.
2229  7                  GSCP VI GMBH PAPERCO HOLDINGS,        N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2230  8                    PaperCo Holdings II, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2231  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2232  6                GSCP VI NORTH HOLDINGS S.A R.L.         100        N/A

2233  6                GSCPVI BHC CAYMAN LTD.                  100        N/A

2234  6                HAR JPN CAYMAN HOLDINGS                 100        N/A

2235  6                HAWKER BEECHCRAFT, INC                  46         N/A

2236  6                HWBCC LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2237  6                HWBCC LP                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2238  6                KAR HOLDINGS II, LLC                    34         N/A

2239  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         100        N/A

2240  6                LVB ACQUISITION HOLDING, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2241  6                MFI HOLDING CORPORATION                 72         N/A

2242  6                MONEYGRAM INTERNATIONAL, INC.           100        N/A




2243  6                NORTH HOLDINGS CAYMAN CORP.             100        N/A

2244  6                OCEANS14 GMBH, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2245  7                  OCEANS14 HOLDINGS IV, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2246  6                OCEANS14 GMBH, LTD.                     100        N/A


2247  7                  OCEANS14 HOLDINGS IV, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2248  6                PROSIGHT INVESTMENT LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2249  6                PVF HOLDINGS LLC                        63         N/A

2250  6                STEAK HOLDINGS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2251  6                STEEL HOLDINGS, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2252  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2253  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2254  6                WHITELABEL I S.A R.L.                   50         N/A

2255  6                Xella International Holdings S.a.r.l.   50         N/A

2256  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2257  6                GS CAPITAL PARTNERS VI OFFSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2258  7                  BUCK HOLDINGS L.P.                    100        12

2259  7                  BUCK HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2260  7                  COMPASS INVESTORS INC.                85         N/A

2261  7                  CUCINA HOLDINGS SARL                  100        N/A

2262  7                  GS EDAM DEBT HOLDINGS                 99         N/A

2263  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      100        N/A

2264  7                  GS LUX DEBT HOLDINGS S.A.R.L.         100        N/A

2265  7                  GS MACE HOLDINGS LIMITED              100        N/A


2266  7                  GS SUNRAY OFFSHORE FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2267  8                    GS SUNRAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2268  7                  GS SUNRAY OFFSHORE FUND, LTD.         100        N/A

2269  8                    GS SUNRAY OFFSHORE FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2270  7                  GS TELE CAYMAN                        100        N/A

2271  7                  GSCP VI AA ONE HOLDING SARL           100        N/A

2272  7                  GSCP VI NORTH HOLDINGS S.A R.L.       100        N/A

2273  7                  GSCP VI OFFSHORE COMPASS CAYMAN GP    100        N/A
                           CORP.
2274  8                    GSCP VI OFFSHORE COMPASS HOLDINGS   N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
2275  9                      COMPASS CAYMAN HOLDINGS L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2276  7                  GSCP VI OFFSHORE COMPASS HOLDINGS     N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
2277  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS      100        N/A
                           CORP.
2278  8                    GSCP VI OFFSHORE KNIGHT HOLDINGS,   N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
2279  9                      Kinder Morgan Holdco LLC          25         N/A

2280  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
2281  7                  GSCP VI OFFSHORE PAPERCO HOLDINGS,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2282  8                    PaperCo Holdings II, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2283  7                  GSCP VI OFFSHORE PAPERCO              N/A        N/A        The direct holder is a
                           INVESTMENTS, L.L.C.                                       Managing Member.
2284  8                    PAPERCO INVESTMENTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2285  7                  GSCP VI OFFSHORE STEEL HOLDINGS,      N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2286  7                  GSCPVI BHC CAYMAN LTD.                100        N/A

2287  7                  HAWKER BEECHCRAFT, INC                46         N/A

2288  7                  HWBCC LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2289  7                  HWBCC LP                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2290  7                  KAR HOLDINGS II, LLC                  34         N/A

2291  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       100        N/A

2292  7                  LVB ACQUISITION HOLDING, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2293  7                  MONEYGRAM INTERNATIONAL, INC.         100        N/A




2294  7                  NORTH HOLDINGS CAYMAN CORP.           100        N/A

2295  7                  OCEANS14 HOLDINGS II, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2296  7                  OCEANS14 OFFSHORE, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2297  8                    OCEANS14 HOLDINGS II, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2298  7                  PROSIGHT INVESTMENT LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2299  7                  PVF HOLDINGS LLC                      63         N/A

2300  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2301  7                  STEAK HOLDINGS, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2302  7                  STEEL HOLDINGS, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2303  7                  WHITELABEL I S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2304  7                  Xella International Holdings          525990 - Other        Luxembourg              LUXEMBOURG
                           S.a.r.l.                            Financial Vehicles
2305  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2306  6                GSCP VI OFFSHORE ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2307  7                  GS CAPITAL PARTNERS VI OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2308  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN    525990 - Other        Wilmington     DE       UNITED STATES
                         GP, LLC                               Financial Vehicles
2309  7                  GSCP VI OFFSHORE TXU HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                           CAYMAN, L.P.                        Financial Vehicles
2310  8                    GSCP VI OFFSHORE TXU HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2311  9                      TEXAS ENERGY FUTURE CAPITAL       525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS LLC                    Financial Vehicles
2312  9                      TEXAS ENERGY FUTURE HOLDINGS      525990 - Other        Fort Worth     TX       UNITED STATES
                               LIMITED PARTNERSHIP             Financial Vehicles
2313  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN,   525990 - Other        George Town             CAYMAN ISLANDS
                         L.P.                                  Financial Vehicles
2314  6                GSCP VI OFFSHORE TXU HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2315  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2316  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2317  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2318  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2319  6                BUCK HOLDINGS L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2320  6                BUCK HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2321  6                COMPASS DELAWARE HOLDINGS II CORP.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2322  6                COMPASS INVESTORS INC.                  525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2323  6                CUCINA HOLDINGS SARL                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2324  6                EDAM ACQUISITION HOLDING I              525990 - Other        Hilversum               NETHERLANDS
                         COOPERATIEF U.A.                      Financial Vehicles
2325  6                GS EDAM DEBT HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2326  6                GS LUX DEBT HOLDINGS II S.A.R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2327  6                GS LUX DEBT HOLDINGS S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2328  6                GS MACE HOLDINGS LIMITED                551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2329  6                GS SUNRAY HOLDINGS PARALLEL, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2330  7                  GS SUNRAY HOLDINGS PARALLEL SUBCO,    525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2331  8                    Hyatt Hotels Corporation            531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2332  6                GS TELE CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2333  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2334  6                GSCP VI AA ONE PARALLEL HOLDING SARL    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2335  7                  CW INVESTMENTS CO.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2336  6                GSCP VI PARALLEL NORTH HOLDINGS         525990 - Other        Luxembourg              LUXEMBOURG
                         S.A.R.L.                              Financial Vehicles
2337  7                  GSCP VI PARALLEL NORTH HOLDING CORP.  525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
2338  8                    RED SKY ACQUISITION CORP.           525990 - Other        Calgary        AB       CANADA
                                                               Financial Vehicles
2339  8                    RED SKY HOLDINGS L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2340  6                GSCP VI PARALLEL WHITELABEL B LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2341  7                  GSCP VI PARALLEL WHITELABEL S LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2342  8                    WHITELABEL I S.A R.L.               525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2343  6                GSCP VI PARALLEL WHITELABEL S LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2344  6                GSCPVI BHC CAYMAN LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2345  6                HAWKER BEECHCRAFT, INC                  525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2346  6                HWBCC LLC                               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2347  6                HWBCC LP                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2348  6                KAR HOLDINGS II, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2349  6                Kinder Morgan Holdco LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2350  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2351  6                LVB ACQUISITION HOLDING, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2352  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2353  6                MONEYGRAM INTERNATIONAL, INC.           522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2354  6                NORTH HOLDINGS CAYMAN CORP.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2355  6                OCEANS14 HOLDINGS III, L.L.C.           523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2356  6                PAPERCO INVESTMENTS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2357  6                PVF HOLDINGS LLC                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2358  6                PaperCo Holdings II, L.L.C.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2359  6                ProSight Parallel Investment LLC        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2360  7                  PROSIGHT GLOBAL, INC.                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2361  6                STEAK HOLDINGS, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2362  6                STEEL HOLDINGS, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2363  6                TEXAS ENERGY FUTURE CAPITAL HOLDINGS    525990 - Other        Wilmington     DE       UNITED STATES
                         LLC                                   Financial Vehicles
2364  6                TEXAS ENERGY FUTURE HOLDINGS LIMITED    525990 - Other        Fort Worth     TX       UNITED STATES
                         PARTNERSHIP                           Financial Vehicles
2365  6                Xella International Holdings S.a.r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2366  5              GS CAPITAL PARTNERS VI, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2367  6                GS CAPITAL PARTNERS TWO HOLDINGS        551112 - Offices of   Ebene                   MAURITIUS
                         LIMITED                               Other Holding
                                                               Companies
2368  7                  XENOK LIMITED                         525990 - Other        Nicosia                 CYPRUS
                                                               Financial Vehicles
2369  6                GS CAPITAL PARTNERS VI FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2370  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2371  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2372  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2373  4            GS CAPITAL PARTNERS VI PMD ESC FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2374  4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2375  4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2376  4            GS CAPITAL PARTNERS VI PMD QP FUND          525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2377  4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2378  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2379  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2380  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2381  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2382  5              GS CAPITAL PARTNERS VI, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2383  3          GS DIRECT, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2384  4            GS CHROMA HOLDINGS LIMITED                  525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2385  4            GS DIRECT GD LIMITED                        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2386  4            GS DIRECT PHARMA LIMITED                    525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2387  4            GS LOGISTICS HOLDINGS LTD                   525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2388  4            GS PHERECLUS HOLDINGS LIMITED               525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2389  4            VGG HOLDING LLC                             525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2390  5              AEROFLEX HOLDING CORP.                    525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2391  6                AEROFLEX INCORPORATED                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2392  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2393  3          GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2394  4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2395  5              GS LOAN PARTNERS I EMPLOYEE MASTER        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2396  6                GS LOAN PARTNERS I ONSHORE, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2397  7                  GSLP I ONSHORE INVESTMENT FUND,       525990 - Other        New York       NY       UNITED STATES
                           L.L.C.                              Financial Vehicles
2398  8                    GSLP I ONSHORE HOLDINGS FUND,       525990 - Other        New York       NY       UNITED STATES
                             L.L.C.                            Financial Vehicles
2399  8                    GSLP I ONSHORE S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2400  9                      GSLP I ONSHORE (BRENNTAG) S.A     525990 - Other        Luxembourg              LUXEMBOURG
                               R.L.                            Financial Vehicles
2401  4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2402  3          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS     525990 - Other        New York       NY       UNITED STATES
                   GP, L.L.C.                                  Financial Vehicles
2403  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2404  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
2405  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2406  7                  GSMP 2006 OFFSHORE INTERNATIONAL,     525990 - Other        George Town             CAYMAN ISLANDS
                           LTD.                                Financial Vehicles
2407  8                    GSMP 2006 OFFSHORE HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                             INTERNATIONAL, LTD.               Financial Vehicles
2408  9                      GSMP 2006 OFFSHORE HOLDINGS       525990 - Other        Luxembourg              LUXEMBOURG
                             S.A.R.L.                          Financial Vehicles
2409  8                    SEVRES II S.A.R.L.                  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2410  7                  GSMP 2006 OFFSHORE INVESTMENT FUND,   525990 - Other        George Town             CAYMAN ISLANDS
                           LTD.                                Financial Vehicles
2411  7                  GSMP 2006 OFFSHORE S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2412  7                  GSMP 2006 OFFSHORE US, LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2413  8                    GSMP 2006 OFFSHORE HARRAH'S         525990 - Other        George Town             CAYMAN ISLANDS
                             HOLDINGS, LTD.                    Financial Vehicles
2414  8                    GSMP 2006 OFFSHORE HOLDINGS US,     525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2415  8                    GSMP 2006 OFFSHORE SBI HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2416  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2417  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2418  5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
2419  5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2420  4            GS MEZZANINE PARTNERS 2006 PCP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2421  5              GS MEZZANINE PARTNERS 2006                525990 - Other        George Town             CAYMAN ISLANDS
                       INSTITUTIONAL, L.P.                     Financial Vehicles
2422  6                GS MEZZANINE PARTNERS 2006              525990 - Other        New York       NY       UNITED STATES
                         INSTITUTIONAL FUND, L.L.C.            Financial Vehicles
2423  7                  GS MEZZANINE PARTNERS 2006            525990 - Other        George Town             CAYMAN ISLANDS
                           INSTITUTIONAL FUND, L.P.            Financial Vehicles
2424  8                    GSMP 2006 INSTITUTIONAL             525990 - Other        George Town             CAYMAN ISLANDS
                             INVESTMENT FUND, LTD.             Financial Vehicles
2425  9                      GSMP 2006 INSTITUTIONAL           525990 - Other        George Town             CAYMAN ISLANDS
                               INTERNATIONAL, LTD.             Financial Vehicles
2426  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HOLDINGS INTERNATIONAL, LTD.  Financial Vehicles
2427  11                         GSMP 2006 OFFSHORE HOLDINGS   525990 - Other        Luxembourg              LUXEMBOURG
                                   S.A R.L.                    Financial Vehicles

2300  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2301  7                  STEAK HOLDINGS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2302  7                  STEEL HOLDINGS, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2303  7                  WHITELABEL I S.A R.L.                 50         N/A

2304  7                  Xella International Holdings          50         N/A
                           S.a.r.l.
2305  6                GS TREASURE S.A R.L.                    100        N/A

2306  6                GSCP VI OFFSHORE ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2307  7                  GS CAPITAL PARTNERS VI OFFSHORE       N/A        N/A        The direct holder is a
                           FUND, L.P.                                                General Partner.
2308  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN    N/A        N/A        The direct holder is a
                         GP, LLC                                                     Managing Member.
2309  7                  GSCP VI OFFSHORE TXU HOLDINGS         N/A        N/A        The direct holder is a
                           CAYMAN, L.P.                                              General Partner.
2310  8                    GSCP VI OFFSHORE TXU HOLDINGS,      N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
2311  9                      TEXAS ENERGY FUTURE CAPITAL       N/A        N/A        The direct holder is a
                               HOLDINGS LLC                                          Non-Managing Member.
2312  9                      TEXAS ENERGY FUTURE HOLDINGS      100        11
                               LIMITED PARTNERSHIP
2313  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2314  6                GSCP VI OFFSHORE TXU HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2315  6                MFI HOLDING CORPORATION                 72         N/A

2316  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2317  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2318  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2319  6                BUCK HOLDINGS L.P.                      100        12

2320  6                BUCK HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2321  6                COMPASS DELAWARE HOLDINGS II CORP.      100        N/A

2322  6                COMPASS INVESTORS INC.                  85         N/A

2323  6                CUCINA HOLDINGS SARL                    100        N/A

2324  6                EDAM ACQUISITION HOLDING I              N/A        N/A        The direct holder is a
                         COOPERATIEF U.A.                                            Non-Managing Member.
2325  6                GS EDAM DEBT HOLDINGS                   99         N/A

2326  6                GS LUX DEBT HOLDINGS II S.A.R.L.        100        N/A

2327  6                GS LUX DEBT HOLDINGS S.A.R.L.           100        N/A

2328  6                GS MACE HOLDINGS LIMITED                100        N/A


2329  6                GS SUNRAY HOLDINGS PARALLEL, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2330  7                  GS SUNRAY HOLDINGS PARALLEL SUBCO,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Non-Managing Member.
2331  8                    Hyatt Hotels Corporation            7          N/A


2332  6                GS TELE CAYMAN                          100        N/A

2333  6                GS TREASURE S.A R.L.                    100        N/A

2334  6                GSCP VI AA ONE PARALLEL HOLDING SARL    100        N/A

2335  7                  CW INVESTMENTS CO.                    33         100

2336  6                GSCP VI PARALLEL NORTH HOLDINGS         100        N/A
                         S.A.R.L.
2337  7                  GSCP VI PARALLEL NORTH HOLDING CORP.  100        N/A

2338  8                    RED SKY ACQUISITION CORP.           15         N/A

2339  8                    RED SKY HOLDINGS L.P.               100        11

2340  6                GSCP VI PARALLEL WHITELABEL B LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2341  7                  GSCP VI PARALLEL WHITELABEL S LLC     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2342  8                    WHITELABEL I S.A R.L.               50         N/A

2343  6                GSCP VI PARALLEL WHITELABEL S LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2344  6                GSCPVI BHC CAYMAN LTD.                  100        N/A

2345  6                HAWKER BEECHCRAFT, INC                  46         N/A

2346  6                HWBCC LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2347  6                HWBCC LP                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2348  6                KAR HOLDINGS II, LLC                    34         N/A

2349  6                Kinder Morgan Holdco LLC                25         N/A

2350  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         100        N/A

2351  6                LVB ACQUISITION HOLDING, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2352  6                MFI HOLDING CORPORATION                 72         N/A

2353  6                MONEYGRAM INTERNATIONAL, INC.           100        N/A




2354  6                NORTH HOLDINGS CAYMAN CORP.             100        N/A

2355  6                OCEANS14 HOLDINGS III, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2356  6                PAPERCO INVESTMENTS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2357  6                PVF HOLDINGS LLC                        63         N/A

2358  6                PaperCo Holdings II, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2359  6                ProSight Parallel Investment LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2360  7                  PROSIGHT GLOBAL, INC.                 51         N/A


2361  6                STEAK HOLDINGS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2362  6                STEEL HOLDINGS, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2363  6                TEXAS ENERGY FUTURE CAPITAL HOLDINGS    N/A        N/A        The direct holder is a
                         LLC                                                         Managing Member.
2364  6                TEXAS ENERGY FUTURE HOLDINGS LIMITED    100        11
                         PARTNERSHIP
2365  6                Xella International Holdings S.a.r.l.   50         N/A

2366  5              GS CAPITAL PARTNERS VI, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2367  6                GS CAPITAL PARTNERS TWO HOLDINGS        100        N/A
                         LIMITED

2368  7                  XENOK LIMITED                         100        N/A

2369  6                GS CAPITAL PARTNERS VI FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2370  6                MFI HOLDING CORPORATION                 72         N/A

2371  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND      100        N/A
                     OFFSHORE, LTD.
2372  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2373  4            GS CAPITAL PARTNERS VI PMD ESC FUND         100        N/A
                     OFFSHORE, LTD.
2374  4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2375  4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND   N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2376  4            GS CAPITAL PARTNERS VI PMD QP FUND          100        N/A
                     OFFSHORE, LTD.
2377  4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2378  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2379  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2380  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2381  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2382  5              GS CAPITAL PARTNERS VI, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2383  3          GS DIRECT, L.L.C.                             N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2384  4            GS CHROMA HOLDINGS LIMITED                  100        N/A

2385  4            GS DIRECT GD LIMITED                        100        N/A

2386  4            GS DIRECT PHARMA LIMITED                    100        N/A

2387  4            GS LOGISTICS HOLDINGS LTD                   100        N/A

2388  4            GS PHERECLUS HOLDINGS LIMITED               100        N/A

2389  4            VGG HOLDING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2390  5              AEROFLEX HOLDING CORP.                    79         N/A

2391  6                AEROFLEX INCORPORATED                   100        N/A

2392  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2393  3          GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2394  4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2395  5              GS LOAN PARTNERS I EMPLOYEE MASTER        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2396  6                GS LOAN PARTNERS I ONSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2397  7                  GSLP I ONSHORE INVESTMENT FUND,       N/A        N/A        The direct holder is a
                           L.L.C.                                                    Non-Managing Member.
2398  8                    GSLP I ONSHORE HOLDINGS FUND,       N/A        N/A        The direct holder is a
                             L.L.C.                                                  Managing Member.
2399  8                    GSLP I ONSHORE S.A R.L.             100        N/A

2400  9                      GSLP I ONSHORE (BRENNTAG) S.A     100        N/A
                               R.L.
2401  4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2402  3          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS     N/A        N/A        The direct holder is a
                   GP, L.L.C.                                                        Managing Member.
2403  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND    100        N/A
                     OFFSHORE, LTD.
2404  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
2405  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
2406  7                  GSMP 2006 OFFSHORE INTERNATIONAL,     100        N/A
                           LTD.
2407  8                    GSMP 2006 OFFSHORE HOLDINGS         100        N/A
                             INTERNATIONAL, LTD.
2408  9                      GSMP 2006 OFFSHORE HOLDINGS       100        N/A
                               S.A.R.L.
2409  8                    SEVRES II S.A.R.L.                  73         73

2410  7                  GSMP 2006 OFFSHORE INVESTMENT FUND,   100        N/A
                           LTD.
2411  7                  GSMP 2006 OFFSHORE S.A.R.L.           100        N/A

2412  7                  GSMP 2006 OFFSHORE US, LTD.           100        N/A

2413  8                    GSMP 2006 OFFSHORE HARRAH'S         100        N/A
                             HOLDINGS, LTD.
2414  8                    GSMP 2006 OFFSHORE HOLDINGS US,     100        N/A
                             LTD.
2415  8                    GSMP 2006 OFFSHORE SBI HOLDINGS,    100        N/A
                             LTD.
2416  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2417  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2418  5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
2419  5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2420  4            GS MEZZANINE PARTNERS 2006 PCP FUND         N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2421  5              GS MEZZANINE PARTNERS 2006                N/A        N/A        The direct holder is a
                       INSTITUTIONAL, L.P.                                           Limited Partner.
2422  6                GS MEZZANINE PARTNERS 2006              N/A        N/A        The direct holder is a
                         INSTITUTIONAL FUND, L.L.C.                                  Managing Member.
2423  7                  GS MEZZANINE PARTNERS 2006            N/A        N/A        The direct holder is a
                           INSTITUTIONAL FUND, L.P.                                  General Partner.
2424  8                    GSMP 2006 INSTITUTIONAL             100        N/A
                             INVESTMENT FUND, LTD.
2425  9                      GSMP 2006 INSTITUTIONAL           100        N/A
                               INTERNATIONAL, LTD.
2426  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HOLDINGS INTERNATIONAL, LTD.
2427  11                         GSMP 2006 OFFSHORE HOLDINGS   100        N/A
                                   S.A R.L.

2428  10                       SEVRES II S.A.R.L.              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2429  9                      GSMP 2006 INSTITUTIONAL US, LTD.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2430  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HARRAH'S HOLDINGS, LTD.       Financial Vehicles
2431  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HOLDINGS US, LTD.             Financial Vehicles
2432  8                    GSMP 2006 INSTITUTIONAL S.A.R.L.    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2433  6                GS MEZZANINE PARTNERS 2006              525990 - Other        George Town             CAYMAN ISLANDS
                         INSTITUTIONAL FUND, L.P.              Financial Vehicles
2434  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2435  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2436  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2437  4            GS MEZZANINE PARTNERS 2006 PCP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2438  4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2439  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2440  5              GS MEZZANINE PARTNERS 2006, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2441  4            GS MEZZANINE PARTNERS 2006 PIA FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2442  5              GS MEZZANINE PARTNERS 2006                525990 - Other        George Town             CAYMAN ISLANDS
                       INSTITUTIONAL, L.P.                     Financial Vehicles
2443  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2444  4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2445  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2446  5              GS MEZZANINE PARTNERS 2006, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2447  3          GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2448  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2449  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE, L.P.                     Financial Vehicles
2450  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2451  7                  GS MEZZANINE PARTNERS V OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2452  8                    GSMP V OFFSHORE INTERNATIONAL,      525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2453  8                    GSMP V OFFSHORE INVESTMENT FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2454  8                    GSMP V OFFSHORE S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2455  8                    GSMP V OFFSHORE US, LTD.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2456  9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2457  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2458  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2459  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        New York       NY       UNITED STATES
                       FUND ONSHORE, L.P.                      Financial Vehicles
2460  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.L.C.                                Financial Vehicles
2461  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2462  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND OFFSHORE II, L.L.C.                  Financial Vehicles


2463  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
2464  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2465  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Financial Vehicles
2466  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND ONSHORE II, L.L.C.                   Financial Vehicles


2467  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
2468  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2469  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND ONSHORE, L.P.                        Financial Vehicles
2470  4            GS MEZZANINE PARTNERS V PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2471  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        New York       NY       UNITED STATES
                       FUND ONSHORE, L.P.                      Financial Vehicles
2472  5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2473  4            GS MEZZANINE PARTNERS V PIA PMD QP FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2474  5              GS MEZZANINE PARTNERS V PMD QP FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2475  6                GS MEZZANINE PARTNERS V EMPLOYEE        525990 - Other        New York       NY       UNITED STATES
                         MASTER FUND ONSHORE, L.P.             Financial Vehicles
2476  6                GS MEZZANINE PARTNERS V, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2477  4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2478  5              GS MEZZANINE PARTNERS V PMD QP FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2479  4            GS MEZZANINE PARTNERS V PMD FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2480  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE, L.P.                     Financial Vehicles
2481  5              GS MEZZANINE PARTNERS V INSTITUTIONAL,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2482  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2483  7                  GS MEZZANINE PARTNERS V               525990 - Other        George Town             CAYMAN ISLANDS
                           INSTITUTIONAL FUND, L.P.            Financial Vehicles
2484  8                    GSMP V INSTITUTIONAL                525990 - Other        George Town             CAYMAN ISLANDS
                             INTERNATIONAL, LTD.               Financial Vehicles
2485  8                    GSMP V INSTITUTIONAL INVESTMENT     525990 - Other        George Town             CAYMAN ISLANDS
                             FUND, LTD.                        Financial Vehicles
2486  8                    GSMP V INSTITUTIONAL S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2487  8                    GSMP V INSTITUTIONAL US, LTD.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2488  9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2489  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2490  5              GS MEZZANINE PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2491  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2492  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2493  4            GS MEZZANINE PARTNERS V PMD FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2494  5              GS MEZZANINE PARTNERS V PMD FUND          525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE, L.P.                          Financial Vehicles
2495  4            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2496  3          GS MEZZANINE PARTNERS V OFFSHORE FUND,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2497  3          GS MUNICIPAL PRODUCTS L.L.C.                  523991 - Trust,       New York       NY       UNITED STATES
                                                               Fiduciary, and
                                                               Custody Activities
2498  3          GS PEG EMPLOYEE FUNDS I ADVISORS, LLC         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2499  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND I, LLC                      Financial Vehicles
2500  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        525990 - Other        New York       NY       UNITED STATES
                       MASTER FUND I, LLC                      Financial Vehicles
2501  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     OVERRIDE FUND I, LLC                      Financial Vehicles
2502  3          GS PEG EMPLOYEE FUNDS II ADVISORS, LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2503  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND II, LLC                     Financial Vehicles
2504  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     OVERRIDE FUND II, LLC                     Financial Vehicles
2505  3          GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2506  3          GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds


2507  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND VII, LLC                    Financial Vehicles
2508  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND VII, LLC                    Investment Funds
2509  4            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER   525910 - Open-End     New York       NY       UNITED STATES
                     FUND VII, LLC                             Investment Funds


2510  3          GS TRUST, SERIES 2006-101G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2511  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-101G                                 Estates, and Agency
                                                               Accounts
2512  3          GS TRUST, SERIES 2006-49G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2513  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-49G                                  Estates, and Agency
                                                               Accounts
2514  3          GS TRUST, SERIES 2006-50G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2515  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-50G                                  Estates, and Agency
                                                               Accounts
2516  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-51G                                  Estates, and Agency
                                                               Accounts
2517  3          GS TRUST, SERIES 2006-51G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2518  3          GS TRUST, SERIES 2007-103G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2519  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-103G                                 Estates, and Agency
                                                               Accounts
2520  3          GS TRUST, SERIES 2007-122G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2521  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-122G                                 Estates, and Agency
                                                               Accounts
2522  3          GS TRUST, SERIES 2007-123G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2523  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-123G                                 Estates, and Agency
                                                               Accounts
2524  3          GS TRUST, SERIES 2007-29G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2525  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-29G                                  Estates, and Agency
                                                               Accounts
2526  3          GS TRUST, SERIES 2007-53G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2527  3          GS TRUST, SERIES 2007-57G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2528  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-57G                                  Estates, and Agency
                                                               Accounts
2529  3          GS TRUST, SERIES 2007-74G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2530  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-74G                                  Estates, and Agency
                                                               Accounts
2531  3          GS TRUST, SERIES 2007-75G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2532  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-75G                                  Estates, and Agency
                                                               Accounts
2533  3          GS TRUST, SERIES 2007-82G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2534  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-82G                                  Estates, and Agency
                                                               Accounts
2535  3          GS TRUST, SERIES 2007-92G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2536  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-92G                                  Estates, and Agency
                                                               Accounts
2537  3          GS TRUST, SERIES 2008-14G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2538  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-14G                                  Estates, and Agency
                                                               Accounts
2539  3          GS TRUST, SERIES 2008-23G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2540  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-23G                                  Estates, and Agency
                                                               Accounts
2541  3          GS TRUST, SERIES 2008-25G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2542  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-25G                                  Estates, and Agency
                                                               Accounts
2543  3          GS TRUST, SERIES 2008-26GZ                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2544  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-26GZ                                 Estates, and Agency
                                                               Accounts
2545  3          GS TRUST, SERIES 2008-2G                      525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2546  4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G  525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2547  3          GS TRUST, SERIES 2008-34G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2548  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-34G                                  Estates, and Agency
                                                               Accounts
2549  3          GS TRUST, SERIES 2008-35G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2550  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-35G                                  Estates, and Agency
                                                               Accounts
2551  3          GS TRUST, SERIES 2008-36G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2552  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-36G                                  Estates, and Agency
                                                               Accounts
2553  3          GS TRUST, SERIES 2010-1G                      525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2554  4            GS Municipal Grantor Trust, Series 2010-1G  525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2555  3          Green Exchange Holdings LLC                   551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies

2428  10                       SEVRES II S.A.R.L.              73         73

2429  9                      GSMP 2006 INSTITUTIONAL US, LTD.  100        N/A

2430  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HARRAH'S HOLDINGS, LTD.
2431  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HOLDINGS US, LTD.
2432  8                    GSMP 2006 INSTITUTIONAL S.A.R.L.    100        N/A

2433  6                GS MEZZANINE PARTNERS 2006              N/A        N/A        The direct holder is a
                         INSTITUTIONAL FUND, L.P.                                    Limited Partner.
2434  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2435  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2436  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2437  4            GS MEZZANINE PARTNERS 2006 PCP FUND         100        N/A
                     OFFSHORE, LTD.
2438  4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2439  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2440  5              GS MEZZANINE PARTNERS 2006, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2441  4            GS MEZZANINE PARTNERS 2006 PIA FUND         100        N/A
                     OFFSHORE, LTD.
2442  5              GS MEZZANINE PARTNERS 2006                N/A        N/A        The direct holder is a
                       INSTITUTIONAL, L.P.                                           Limited Partner.
2443  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2444  4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2445  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2446  5              GS MEZZANINE PARTNERS 2006, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2447  3          GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2448  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND       100        N/A
                     OFFSHORE, LTD.
2449  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND OFFSHORE, L.P.                                           Limited Partner.
2450  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2451  7                  GS MEZZANINE PARTNERS V OFFSHORE      N/A        N/A        The direct holder is a
                           FUND, L.P.                                                General Partner.
2452  8                    GSMP V OFFSHORE INTERNATIONAL,      100        N/A
                             LTD.
2453  8                    GSMP V OFFSHORE INVESTMENT FUND,    100        N/A
                             LTD.
2454  8                    GSMP V OFFSHORE S.a r.l.            100        N/A

2455  8                    GSMP V OFFSHORE US, LTD.            100        N/A

2456  9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




2457  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2458  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2459  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND ONSHORE, L.P.                                            Limited Partner.
2460  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.L.C.                                                      Non-Managing Member.
2461  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2462  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder has
                     FUND OFFSHORE II, L.L.C.                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2463  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
2464  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2465  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
2466  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder has
                     FUND ONSHORE II, L.L.C.                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2467  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
2468  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2469  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder is a
                     FUND ONSHORE, L.P.                                              General Partner.
2470  4            GS MEZZANINE PARTNERS V PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2471  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND ONSHORE, L.P.                                            Limited Partner.
2472  5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2473  4            GS MEZZANINE PARTNERS V PIA PMD QP FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2474  5              GS MEZZANINE PARTNERS V PMD QP FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2475  6                GS MEZZANINE PARTNERS V EMPLOYEE        N/A        N/A        The direct holder is a
                         MASTER FUND ONSHORE, L.P.                                   Limited Partner.
2476  6                GS MEZZANINE PARTNERS V, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2477  4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2478  5              GS MEZZANINE PARTNERS V PMD QP FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2479  4            GS MEZZANINE PARTNERS V PMD FUND            N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2480  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND OFFSHORE, L.P.                                           Limited Partner.
2481  5              GS MEZZANINE PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2482  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Managing Member.
2483  7                  GS MEZZANINE PARTNERS V               N/A        N/A        The direct holder is a
                           INSTITUTIONAL FUND, L.P.                                  General Partner.
2484  8                    GSMP V INSTITUTIONAL                100        N/A
                             INTERNATIONAL, LTD.
2485  8                    GSMP V INSTITUTIONAL INVESTMENT     100        N/A
                             FUND, LTD.
2486  8                    GSMP V INSTITUTIONAL S.A R.L.       100        N/A

2487  8                    GSMP V INSTITUTIONAL US, LTD.       100        N/A

2488  9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




2489  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2490  5              GS MEZZANINE PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2491  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2492  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2493  4            GS MEZZANINE PARTNERS V PMD FUND            100        N/A
                     OFFSHORE, LTD.
2494  5              GS MEZZANINE PARTNERS V PMD FUND          N/A        N/A        The direct holder is a
                       OFFSHORE, L.P.                                                Limited Partner.
2495  4            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2496  3          GS MEZZANINE PARTNERS V OFFSHORE FUND,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2497  3          GS MUNICIPAL PRODUCTS L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2498  3          GS PEG EMPLOYEE FUNDS I ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2499  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND I, LLC                                            Managing Member.
2500  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        N/A        N/A        The direct holder is a
                       MASTER FUND I, LLC                                            Non-Managing Member.
2501  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     OVERRIDE FUND I, LLC                                            Managing Member.
2502  3          GS PEG EMPLOYEE FUNDS II ADVISORS, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2503  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND II, LLC                                           Managing Member.
2504  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     OVERRIDE FUND II, LLC                                           Managing Member.
2505  3          GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2506  3          GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2507  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND VII, LLC                                          Managing Member.
2508  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        N/A        N/A        The direct holder is a
                       MASTER FUND VII, LLC                                          Non-Managing Member.
2509  4            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER   N/A        N/A        The direct holder has
                     FUND VII, LLC                                                   Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2510  3          GS TRUST, SERIES 2006-101G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2511  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-101G                                                       Trustee.

2512  3          GS TRUST, SERIES 2006-49G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2513  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-49G                                                        Trustee.

2514  3          GS TRUST, SERIES 2006-50G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2515  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-50G                                                        Trustee.

2516  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-51G                                                        Trustee.

2517  3          GS TRUST, SERIES 2006-51G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2518  3          GS TRUST, SERIES 2007-103G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2519  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-103G                                                       Trustee.

2520  3          GS TRUST, SERIES 2007-122G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2521  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-122G                                                       Trustee.

2522  3          GS TRUST, SERIES 2007-123G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2523  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-123G                                                       Trustee.

2524  3          GS TRUST, SERIES 2007-29G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2525  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-29G                                                        Trustee.

2526  3          GS TRUST, SERIES 2007-53G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2527  3          GS TRUST, SERIES 2007-57G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2528  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-57G                                                        Trustee.

2529  3          GS TRUST, SERIES 2007-74G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2530  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-74G                                                        Trustee.

2531  3          GS TRUST, SERIES 2007-75G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2532  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-75G                                                        Trustee.

2533  3          GS TRUST, SERIES 2007-82G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2534  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-82G                                                        Trustee.

2535  3          GS TRUST, SERIES 2007-92G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2536  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-92G                                                        Trustee.

2537  3          GS TRUST, SERIES 2008-14G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2538  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-14G                                                        Trustee.

2539  3          GS TRUST, SERIES 2008-23G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2540  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-23G                                                        Trustee.

2541  3          GS TRUST, SERIES 2008-25G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2542  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-25G                                                        Trustee.

2543  3          GS TRUST, SERIES 2008-26GZ                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2544  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-26GZ                                                       Trustee.

2545  3          GS TRUST, SERIES 2008-2G                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

2546  4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G  N/A        N/A        The direct holder is a
                                                                                     Trustee.

2547  3          GS TRUST, SERIES 2008-34G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2548  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-34G                                                        Trustee.

2549  3          GS TRUST, SERIES 2008-35G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2550  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-35G                                                        Trustee.

2551  3          GS TRUST, SERIES 2008-36G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2552  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-36G                                                        Trustee.

2553  3          GS TRUST, SERIES 2010-1G                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

2554  4            GS Municipal Grantor Trust, Series 2010-1G  N/A        N/A        The direct holder is a
                                                                                     Trustee.

2555  3          Green Exchange Holdings LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2556  4            GREEN EXCHANGE LLC                          523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2557  5              GREEN EXCHANGE INTERNATIONAL, INC.        523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2558  3          JEREZ FUNDO DE INVESTIMENTO EM DIREITOS       525910 - Open-End     Osasco                  BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA  Investment Funds
2559  3          LIFELOCK, INC.                                525990 - Other        Tempe          AZ       UNITED STATES
                                                               Financial Vehicles
2560  4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY   525990 - Other        Missoula       MT       UNITED STATES
                                                               Financial Vehicles
2561  3          M-CCP PARENT, INC.                            525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
2562  4            M-CCP HOLDINGS, INC.                        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
2563  5              MERGENT, INC.                             518210 - Data         Charlotte      NC       UNITED STATES
                                                               Processing, Hosting,
                                                               and Related Services
2564  3          PATENT SKY LLC                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2565  3          PIVOTAL HOLDINGS LTD.                         525990 - Other        Montreal       QC       CANADA
                                                               Financial Vehicles
2566  4            PIVOTAL PAYMENTS INC.                       525990 - Other        Melville       NY       UNITED STATES
                                                               Financial Vehicles
2567  4            Pivotal Payments Corporation                525990 - Other        Montreal       QC       CANADA
                                                               Financial Vehicles
2568  3          ProSight Equity Management Inc.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2569  4            PROSIGHT INVESTMENT LLC                     551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2570  4            ProSight Parallel Investment LLC            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2571  3          READY CAPITAL GROUP LLC                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2572  3          REDLINE TRADING SOLUTIONS, INC.               511210 - Applications Woburn         MA       UNITED STATES
                                                               software, computer,
                                                               packaged
2573  3          STONE STREET PEP TECHNOLOGY 2000, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2574  4            BRIDGE STREET PEP TECHNOLOGY FUND 2000,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2575  4            STONE STREET PEP TECHNOLOGY FUND 2000,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2576  3          THE PORTAL ALLIANCE LLC                       523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2577  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
2578  4            W2008 INTERNATIONAL FINANCE SUB LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2579  5              W2007 BEAR L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2580  5              W2008 JUPITER INVESTMENT CAYMAN LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2581  5              W2008 OUKA (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2582  5              W2008 RAINBOW 1 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2583  5              W2008 RAINBOW 2 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2584  5              W2008 RAINBOW 3 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2585  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles                                               s.
2586  6                WHITEHALL EUROPEAN RE 7A S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2587  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2588  8                    SATUREA B.V.                        531390 - Other        Amsterdam               NETHERLANDS
                                                               activities related to
                                                               real estate
2589  9                      LANCASTER GMBH & CO. KG           525990 - Other        Dusseldorf              GERMANY
                                                               Financial Vehicles
2590  9                      LANCASTER HOLDING GmbH            525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2591  10                       LANCASTER GMBH & CO. KG         525990 - Other        Dusseldorf              GERMANY
                                                               Financial Vehicles
2592  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles                                               s.
2593  6                WHITEHALL EUROPEAN RE 8A S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2594  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2595  5              WHITEHALL EUROPEAN RE 9 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2596  6                Whitehall European RE 9A S.a r.l.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2597  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2598  2        GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH          551112 - Offices of   Frankfurt am            GERMANY
                                                               Other Holding         Main
                                                               Companies
2599  3          Goldman Sachs Gives gemeinnutzige GmbH        523991 - Trust,       Frankfurt am            GERMANY
                                                               Fiduciary, and        Main
                                                               Custody Activities
2600  2        GOLDMAN, SACHS & CO. FINANZ GMBH                551112 - Offices of   Frankfurt am            GERMANY
                                                               Other Holding         Main
                                                               Companies
2601  3          GOLDMAN, SACHS & CO. OHG                      522110 - Commercial   Frankfurt am            GERMANY
                                                               Banking               Main
2602  2        GOLDMAN, SACHS & CO. WERTPAPIER GMBH            523110 - Investment   Frankfurt am            GERMANY
                                                               Banking and           Main
                                                               Securities Dealing
2603  2        GOLDMAN, SACHS MANAGEMENT GP GMBH               525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2604  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           525990 - Other        Berlin                  GERMANY
                   BETEILIGUNGS KG                             Financial Vehicles
2605  3          GS CAPITAL PARTNERS V GMBH & CO. KG           525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2606  2        GS (ASIA) L.P.                                  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2607  2        GS - MPIM I, LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2608  2        GS 2280 FDB MEMBER LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2609  2        GS 230 PARK ADVISORS, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2610  3          GOLDMAN SACHS 230 PARK INVESTORS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2611  2        GS 5555 HOLLYWOOD MEMBER LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2612  2        GS ACA, LLC                                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2613  2        GS ADMINISTRATIVE SERVICES, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2614  2        GS ADVISORS 2000, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2615  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2616  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2617  4            GS 2000-I, L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2618  4            GSCP 2000 OFFSHORE CCH HOLDING              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2619  5              GSCP 2000 OFFSHORE CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2620  6                CEQUEL COMMUNICATIONS HOLDINGS, LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2621  5              GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                       CORP.                                   Financial Vehicles
2622  4            GSCP 2000 OFFSHORE CCH HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2623  4            SUNGARD CAPITAL CORP.                       51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2624  3          GS CAPITAL PARTNERS 2000, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2625  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2626  4            GS 2000-I, L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2627  4            GSCP 2000 CEBRIDGE HOLDINGS CORP.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2628  5              CEQUEL COMMUNICATIONS HOLDINGS, LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2629  4            SUNGARD CAPITAL CORP.                       51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2630  2        GS ADVISORS II, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2631  2        GS ADVISORS III, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2632  3          GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW   525990 - Other        Berlin                  GERMANY
                   PARTNERSHIP                                 Financial Vehicles
2633  3          GS CAPITAL PARTNERS III OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2634  3          GS CAPITAL PARTNERS III, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2635  4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2636  2        GS ADVISORS V AIV, LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2637  3          GSCP V AIV, L.P.                              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2638  3          GSCP V INSTITUTIONAL AIV, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2639  2        GS ADVISORS V, L.L.C.                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2640  3          GS CAPITAL PARTNERS V GMBH & CO. KG           525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2641  3          GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2642  3          GS CAPITAL PARTNERS V OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2643  3          GS CAPITAL PARTNERS V, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2644  3          GS PRYSMIAN CO-INVEST GP LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2645  2        GS ADVISORS VI AIV, LTD.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2646  3          GSCP VI AIV, L.P.                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2647  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2648  4            UMBRELLASTREAM LIMITED PARTNERSHIP          525990 - Other        St. Peter Port          GUERNSEY
                     INCORPORATED                              Financial Vehicles
2649  3          GSCP VI PARALLEL AIV, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2650  4            GS LUX DEBT HOLDINGS S.A.R.L.               525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2651  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2652  4            UMBRELLASTREAM LIMITED PARTNERSHIP          525990 - Other        St. Peter Port          GUERNSEY
                     INCORPORATED                              Financial Vehicles
2653  2        GS ADVISORS VI, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2654  3          GS CAPITAL PARTNERS VI GMBH & CO. KG          525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2655  3          GS CAPITAL PARTNERS VI OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2656  3          GS CAPITAL PARTNERS VI PARALLEL, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2657  3          GS CAPITAL PARTNERS VI, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2658  2        GS ADVISORS, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2659  2        GS AT ADVISORS, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2660  2        GS AYCO HOLDING LLC                             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2661  3          MERCER ALLIED COMPANY, L.P.                   523120 - Securities   Saratoga       NY       UNITED STATES
                                                               Brokerage             Springs
2662  3          SARATOGA SPRINGS LLC                          551112 - Offices of   Saratoga       NY       UNITED STATES
                                                               Other Holding         Springs
                                                               Companies
2663  4            THE AYCO COMPANY, L.P.                      523930 - Investment   Saratoga       NY       UNITED STATES
                                                               Advice                Springs
2664  5              MERCER ALLIED COMPANY, L.P.               523120 - Securities   Saratoga       NY       UNITED STATES
                                                               Brokerage             Springs
2665  5              THE AYCO SERVICES AGENCY, L.P.            524210 - Insurance    Saratoga       NY       UNITED STATES
                                                               Agencies and          Springs
                                                               Brokerages
2666  6                MERCAY CORPORATION                      551112 - Offices of   Saratoga       NY       UNITED STATES
                                                               Other Holding         Springs
                                                               Companies
2667  7                  THE AYCO SERVICES INSURANCE AGENCY,   524210 - Insurance    Saratoga       NY       UNITED STATES
                           INC.                                Agencies and          Springs
                                                               Brokerages
2668  3          THE AYCO COMPANY, L.P.                        523930 - Investment   Saratoga       NY       UNITED STATES
                                                               Advice                Springs
2669  3          THE AYCO SERVICES AGENCY, L.P.                524210 - Insurance    Saratoga       NY       UNITED STATES
                                                               Agencies and          Springs
                                                               Brokerages
2670  2        GS BMET ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2671  3          GOLDMAN SACHS BMET INVESTORS, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2672  2        GS BMET OFFSHORE ADVISORS, INC.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2673  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
2674  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2675  4            GOLDMAN SACHS BMET INVESTORS OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
2676  2        GS BPC Parking Garage, LLC                      531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
2677  2        GS CABLE ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2678  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2679  4            CEQUEL COMMUNICATIONS HOLDINGS, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2680  2        GS CABLE INVESTORS SLP, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2681  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2682  2        GS CAPITAL OPPORTUNITIES LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2683  3          GS FINANCING OPPORTUNITIES LLC                525990 - Other        Wilmington     DE       UNITED STATES

2556  4            GREEN EXCHANGE LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2557  5              GREEN EXCHANGE INTERNATIONAL, INC.        100        N/A


2558  3          JEREZ FUNDO DE INVESTIMENTO EM DIREITOS       100        N/A
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA
2559  3          LIFELOCK, INC.                                70         N/A

2560  4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY   100        N/A

2561  3          M-CCP PARENT, INC.                            100        N/A

2562  4            M-CCP HOLDINGS, INC.                        100        N/A


2563  5              MERGENT, INC.                             100        N/A


2564  3          PATENT SKY LLC                                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2565  3          PIVOTAL HOLDINGS LTD.                         1          N/A

2566  4            PIVOTAL PAYMENTS INC.                       100        N/A

2567  4            Pivotal Payments Corporation                100        N/A

2568  3          ProSight Equity Management Inc.               100        N/A


2569  4            PROSIGHT INVESTMENT LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2570  4            ProSight Parallel Investment LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2571  3          READY CAPITAL GROUP LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2572  3          REDLINE TRADING SOLUTIONS, INC.               100        N/A


2573  3          STONE STREET PEP TECHNOLOGY 2000, L.L.C.      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2574  4            BRIDGE STREET PEP TECHNOLOGY FUND 2000,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2575  4            STONE STREET PEP TECHNOLOGY FUND 2000,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2576  3          THE PORTAL ALLIANCE LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2577  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          Limited Partner.
2578  4            W2008 INTERNATIONAL FINANCE SUB LTD.        100        N/A

2579  5              W2007 BEAR L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2580  5              W2008 JUPITER INVESTMENT CAYMAN LTD.      100        N/A

2581  5              W2008 OUKA (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2582  5              W2008 RAINBOW 1 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2583  5              W2008 RAINBOW 2 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2584  5              W2008 RAINBOW 3 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2585  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          22         N/A        This holding represents
                                                                                     ownership in Class C shares.
2586  6                WHITEHALL EUROPEAN RE 7A S.A R.L.       100        N/A

2587  7                  RESTIO B.V.                           100        N/A

2588  8                    SATUREA B.V.                        100        N/A


2589  9                      LANCASTER GMBH & CO. KG           100        100

2590  9                      LANCASTER HOLDING GmbH            100        N/A

2591  10                       LANCASTER GMBH & CO. KG         100        100

2592  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         22         N/A        This holding represents
                                                                                     ownership in Class C shares.
2593  6                WHITEHALL EUROPEAN RE 8A S.A R.L.       100        N/A

2594  7                  RESTIO B.V.                           100        N/A

2595  5              WHITEHALL EUROPEAN RE 9 S.A R.L.          100        N/A

2596  6                Whitehall European RE 9A S.a r.l.       100        N/A

2597  7                  RESTIO B.V.                           100        N/A

2598  2        GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH          100        N/A


2599  3          Goldman Sachs Gives gemeinnutzige GmbH        100        N/A


2600  2        GOLDMAN, SACHS & CO. FINANZ GMBH                100        N/A


2601  3          GOLDMAN, SACHS & CO. OHG                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2602  2        GOLDMAN, SACHS & CO. WERTPAPIER GMBH            100        N/A


2603  2        GOLDMAN, SACHS MANAGEMENT GP GMBH               100        N/A

2604  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           N/A        N/A        The direct holder is a
                   BETEILIGUNGS KG                                                   General Partner.
2605  3          GS CAPITAL PARTNERS V GMBH & CO. KG           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2606  2        GS (ASIA) L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2607  2        GS - MPIM I, LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2608  2        GS 2280 FDB MEMBER LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2609  2        GS 230 PARK ADVISORS, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2610  3          GOLDMAN SACHS 230 PARK INVESTORS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2611  2        GS 5555 HOLLYWOOD MEMBER LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2612  2        GS ACA, LLC                                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2613  2        GS ADMINISTRATIVE SERVICES, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2614  2        GS ADVISORS 2000, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2615  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2616  4            FS INVEST SARL                              44         N/A

2617  4            GS 2000-I, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2618  4            GSCP 2000 OFFSHORE CCH HOLDING              100        N/A

2619  5              GSCP 2000 OFFSHORE CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2620  6                CEQUEL COMMUNICATIONS HOLDINGS, LLC     36         N/A

2621  5              GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS      100        N/A
                       CORP.
2622  4            GSCP 2000 OFFSHORE CCH HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2623  4            SUNGARD CAPITAL CORP.                       99         N/A


2624  3          GS CAPITAL PARTNERS 2000, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2625  4            FS INVEST SARL                              44         N/A

2626  4            GS 2000-I, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2627  4            GSCP 2000 CEBRIDGE HOLDINGS CORP.           100        N/A

2628  5              CEQUEL COMMUNICATIONS HOLDINGS, LLC       36         N/A

2629  4            SUNGARD CAPITAL CORP.                       99         N/A


2630  2        GS ADVISORS II, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2631  2        GS ADVISORS III, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2632  3          GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW   N/A        N/A        The direct holder is a
                   PARTNERSHIP                                                       General Partner.
2633  3          GS CAPITAL PARTNERS III OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2634  3          GS CAPITAL PARTNERS III, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
2635  4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2636  2        GS ADVISORS V AIV, LTD.                         100        N/A

2637  3          GSCP V AIV, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2638  3          GSCP V INSTITUTIONAL AIV, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2639  2        GS ADVISORS V, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2640  3          GS CAPITAL PARTNERS V GMBH & CO. KG           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2641  3          GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2642  3          GS CAPITAL PARTNERS V OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2643  3          GS CAPITAL PARTNERS V, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2644  3          GS PRYSMIAN CO-INVEST GP LIMITED              100        N/A

2645  2        GS ADVISORS VI AIV, LTD.                        100        N/A

2646  3          GSCP VI AIV, L.P.                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2647  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      50         N/A

2648  4            UMBRELLASTREAM LIMITED PARTNERSHIP          100        16
                     INCORPORATED
2649  3          GSCP VI PARALLEL AIV, L.P.                    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2650  4            GS LUX DEBT HOLDINGS S.A.R.L.               100        N/A

2651  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      50         N/A

2652  4            UMBRELLASTREAM LIMITED PARTNERSHIP          100        16
                     INCORPORATED
2653  2        GS ADVISORS VI, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2654  3          GS CAPITAL PARTNERS VI GMBH & CO. KG          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2655  3          GS CAPITAL PARTNERS VI OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2656  3          GS CAPITAL PARTNERS VI PARALLEL, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2657  3          GS CAPITAL PARTNERS VI, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2658  2        GS ADVISORS, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2659  2        GS AT ADVISORS, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2660  2        GS AYCO HOLDING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2661  3          MERCER ALLIED COMPANY, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2662  3          SARATOGA SPRINGS LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2663  4            THE AYCO COMPANY, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2664  5              MERCER ALLIED COMPANY, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2665  5              THE AYCO SERVICES AGENCY, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2666  6                MERCAY CORPORATION                      100        N/A


2667  7                  THE AYCO SERVICES INSURANCE AGENCY,   100        N/A
                           INC.

2668  3          THE AYCO COMPANY, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2669  3          THE AYCO SERVICES AGENCY, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.

2670  2        GS BMET ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2671  3          GOLDMAN SACHS BMET INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2672  2        GS BMET OFFSHORE ADVISORS, INC.                 100        N/A

2673  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE         N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
2674  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2675  4            GOLDMAN SACHS BMET INVESTORS OFFSHORE       N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
2676  2        GS BPC Parking Garage, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2677  2        GS CABLE ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2678  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2679  4            CEQUEL COMMUNICATIONS HOLDINGS, LLC         36         N/A

2680  2        GS CABLE INVESTORS SLP, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2681  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2682  2        GS CAPITAL OPPORTUNITIES LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2683  3          GS FINANCING OPPORTUNITIES LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2684  2        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2685  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2686  3          FS INVEST SARL                                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2687  3          GS 2000-I, L.L.C.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2688  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           525990 - Other        Berlin                  GERMANY
                   BETEILIGUNGS KG                             Financial Vehicles
2689  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2690  3          GS CAPITAL PARTNERS 2000, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2691  3          SUNGARD CAPITAL CORP.                         51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2692  2        GS CAPITAL PARTNERS 2000 GMBH & CO.             525990 - Other        Berlin                  GERMANY
                 BETEILIGUNGS KG                               Financial Vehicles
2693  2        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2694  2        GS CAPITAL PARTNERS 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2695  2        GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW      525990 - Other        Berlin                  GERMANY
                 PARTNERSHIP                                   Financial Vehicles
2696  2        GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW     525990 - Other        Berlin                  GERMANY
                 PARTNERSHIP                                   Financial Vehicles
2697  2        GS CAPITAL PARTNERS III OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2698  2        GS CAPITAL PARTNERS III, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2699  2        GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2700  2        GS CAPITAL PARTNERS V GMBH & CO. KG             525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2701  2        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2702  2        GS CAPITAL PARTNERS V OFFSHORE, L.P.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2703  2        GS CAPITAL PARTNERS V PCP FUND, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2704  2        GS CAPITAL PARTNERS V PIA FUND, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2705  2        GS CAPITAL PARTNERS V, L.P.                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2706  2        GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2707  2        GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2708  2        GS CAPITAL PARTNERS VI GMBH & CO. KG            525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2709  2        GS CAPITAL PARTNERS VI OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2710  2        GS CAPITAL PARTNERS VI PARALLEL, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2711  2        GS CAPITAL PARTNERS VI PIA FUND, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2712  2        GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2713  2        GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2714  2        GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, L.P.                                Financial Vehicles
2715  2        GS CAPITAL PARTNERS VI PMD QP FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2716  2        GS CAPITAL PARTNERS VI, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2717  2        GS CLEAN TECHNOLOGY & RENEWABLES, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2718  2        GS CORE INNOVATIONS INVESTOR LLC                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2719  2        GS CORE PLUS REAL ESTATE INCOME FUND 2002,      525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
2720  2        GS DGC ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2721  3          GOLDMAN SACHS DGC INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2722  2        GS DGC OFFSHORE ADVISORS, INC.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2723  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
2724  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2725  4            GOLDMAN SACHS DGC INVESTORS OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
2726  2        GS DIRECT, L.L.C.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2727  2        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS      525990 - Other        New York       NY       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
2728  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2729  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2730  2        GS DIVERSIFIED FUNDING LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2731  3          GS DIVERSIFIED HOLDINGS LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2732  3          GS DIVERSIFIED INVESTMENTS LIMITED            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2733  4            GS CAPITAL FUNDING (UK) 1 LIMITED           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2734  2        GS EDMC ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2735  3          GOLDMAN SACHS EDMC INVESTORS, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2736  2        GS EDMC INVESTORS SLP, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2737  2        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),     525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2738  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2739  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        525990 - Other        New York       NY       UNITED STATES
                     2000, L.P.                                Financial Vehicles
2740  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2741  2        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2742  2        GS EMPLOYEE FUNDS 2000 GP, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2743  3          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2744  3          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2745  3          GS PIA 2000 EMPLOYEE FUND, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2746  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        525990 - Other        New York       NY       UNITED STATES
                     2000, L.P.                                Financial Vehicles
2747  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2748  3          GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2749  4            GS EMPLOYEE FUND 2000 OFFSHORE              525990 - Other        George Town             CAYMAN ISLANDS
                     (CORPORATE), L.P.                         Financial Vehicles
2750  2        GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2751  3          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),   525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2752  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2753  2        GS FINANCE CORP.                                525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
2754  2        GS FINANCIAL SERVICES II, LLC                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2755  3          AMAGANSETT ASSETS                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2756  3          ASSET FUNDING COMPANY IV LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2757  3          GS FUNDING EUROPE                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2758  4            AMAGANSETT FUNDING LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2759  4            AMAGANSETT II ASSETS LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2760  4            GS FUNDING EUROPE I LTD.                    551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2761  5              GS FUNDING EUROPE II LTD.                 551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2762  4            GS FUNDING EUROPE II LTD.                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2763  2        GS FINANCIAL SERVICES L.P. (DEL)                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2764  2        GS FUNDING OPPORTUNITIES II LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2765  3          GS FUNDING OPPORTUNITIES LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2766  2        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 FUND, L.P.                                    Financial Vehicles
2767  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2768  4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2769  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       525990 - Other        Amsterdam               NETHERLANDS
                       COOPERATIEVE U.A.                       Financial Vehicles
2770  6                MATADOR INFRA B.V.                      525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2771  7                  RED DE CARRETERAS DE OCCIDENTE, S.    525910 - Open-End     Mexico City             MEXICO
                           DE R.L. DE C.V.                     Investment Funds
2772  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2773  5              GSIP GLOBAL ADVISORS 2006, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2774  6                GS GLOBAL INFRASTRUCTURE PARTNERS I     525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
2775  5              GSIP I Mezzanine Global and               525990 - Other        Luxembourg              LUXEMBOURG
                       International S.a r.l.                  Financial Vehicles
2776  5              GSPX CARRIX LLC                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2777  6                GSPX, L.P.                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2778  5              GSPX, L.P.                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2779  5              Kinder Morgan Holdco LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2780  5              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2781  5              TEXAS ENERGY FUTURE HOLDINGS LIMITED      525990 - Other        Fort Worth     TX       UNITED STATES
                       PARTNERSHIP                             Financial Vehicles
2782  2        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2783  2        GS GLOBAL INVESTMENTS, CO.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2784  3          GS GLOBAL INVESTMENTS UK, INC.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2785  4            COUNTY UK LIMITED                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2786  5              COUNTY FUNDING                            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
2787  6                COUNTY ASSETS LIMITED                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2788  2        GS GLOBAL MARKETS, INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2789  2        GS HULL HOLDING, INC.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2790  3          THE HULL GROUP, L.L.C.                        551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
2791  4            SLK-HULL DERIVATIVES LLC                    525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
2792  2        GS INDIA HOLDINGS (DELAWARE) L.L.C.             551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2793  3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2794  3          GS INDIA HOLDINGS L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2795  2        GS INDIA HOLDINGS L.P.                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2796  2        GS INFRASTRUCTURE ADVISORS 2006, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2797  3          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2798  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2799  4            ADMIRAL INSTITUTIONAL S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2800  4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR     525990 - Other        Amsterdam               NETHERLANDS
                     C.V.                                      Financial Vehicles
2801  5              MATADOR INFRA B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2802  4            GSPX, L.P.                                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2803  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2804  4            MATADOR GEN PAR B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2805  5              GS INSTITUTIONAL INFRASTRUCTURE MATADOR   525990 - Other        Amsterdam               NETHERLANDS
                       C.V.                                    Financial Vehicles
2806  4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2807  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        525990 - Other        Fort Worth     TX       UNITED STATES
                     PARTNERSHIP                               Financial Vehicles
2808  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,   525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2809  4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007,    525990 - Other        Wilmington     DE       UNITED STATES
                     LLC                                       Financial Vehicles
2810  5              GS INFRASTRUCTURE CARRIX CAYMAN           525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS, L.P.                          Financial Vehicles
2811  6                GS INFRASTRUCTURE CARRIX HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES

2684  2        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2685  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           36         N/A

2686  3          FS INVEST SARL                                44         N/A

2687  3          GS 2000-I, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2688  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           N/A        N/A        The direct holder is a
                   BETEILIGUNGS KG                                                   Limited Partner.
2689  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2690  3          GS CAPITAL PARTNERS 2000, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2691  3          SUNGARD CAPITAL CORP.                         99         N/A


2692  2        GS CAPITAL PARTNERS 2000 GMBH & CO.             N/A        N/A        The direct holder is a
                 BETEILIGUNGS KG                                                     Limited Partner.
2693  2        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2694  2        GS CAPITAL PARTNERS 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2695  2        GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW      N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.
2696  2        GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW     N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.
2697  2        GS CAPITAL PARTNERS III OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2698  2        GS CAPITAL PARTNERS III, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2699  2        GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2700  2        GS CAPITAL PARTNERS V GMBH & CO. KG             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2701  2        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2702  2        GS CAPITAL PARTNERS V OFFSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2703  2        GS CAPITAL PARTNERS V PCP FUND, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2704  2        GS CAPITAL PARTNERS V PIA FUND, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2705  2        GS CAPITAL PARTNERS V, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2706  2        GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2707  2        GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND,    N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2708  2        GS CAPITAL PARTNERS VI GMBH & CO. KG            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2709  2        GS CAPITAL PARTNERS VI OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2710  2        GS CAPITAL PARTNERS VI PARALLEL, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2711  2        GS CAPITAL PARTNERS VI PIA FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2712  2        GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2713  2        GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2714  2        GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND       N/A        N/A        The direct holder is a
                 OFFSHORE, L.P.                                                      Limited Partner.
2715  2        GS CAPITAL PARTNERS VI PMD QP FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2716  2        GS CAPITAL PARTNERS VI, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2717  2        GS CLEAN TECHNOLOGY & RENEWABLES, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2718  2        GS CORE INNOVATIONS INVESTOR LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2719  2        GS CORE PLUS REAL ESTATE INCOME FUND 2002,      N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2720  2        GS DGC ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2721  3          GOLDMAN SACHS DGC INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2722  2        GS DGC OFFSHORE ADVISORS, INC.                  100        N/A

2723  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE          N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
2724  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2725  4            GOLDMAN SACHS DGC INVESTORS OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
2726  2        GS DIRECT, L.L.C.                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2727  2        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS      N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Non-Managing Member.
2728  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND     N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2729  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2730  2        GS DIVERSIFIED FUNDING LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2731  3          GS DIVERSIFIED HOLDINGS LIMITED               100        N/A

2732  3          GS DIVERSIFIED INVESTMENTS LIMITED            100        N/A

2733  4            GS CAPITAL FUNDING (UK) 1 LIMITED           100        N/A

2734  2        GS EDMC ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2735  3          GOLDMAN SACHS EDMC INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2736  2        GS EDMC INVESTORS SLP, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2737  2        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2738  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2739  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        N/A        N/A        The direct holder is a
                     2000, L.P.                                                      Limited Partner.
2740  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2741  2        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2742  2        GS EMPLOYEE FUNDS 2000 GP, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2743  3          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2744  3          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2745  3          GS PIA 2000 EMPLOYEE FUND, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
2746  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        N/A        N/A        The direct holder is a
                     2000, L.P.                                                      Limited Partner.
2747  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2748  3          GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2749  4            GS EMPLOYEE FUND 2000 OFFSHORE              N/A        N/A        The direct holder is a
                     (CORPORATE), L.P.                                               Limited Partner.
2750  2        GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2751  3          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2752  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2753  2        GS FINANCE CORP.                                100        N/A

2754  2        GS FINANCIAL SERVICES II, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2755  3          AMAGANSETT ASSETS                             100        N/A

2756  3          ASSET FUNDING COMPANY IV LIMITED              100        N/A

2757  3          GS FUNDING EUROPE                             100        N/A

2758  4            AMAGANSETT FUNDING LIMITED                  100        N/A

2759  4            AMAGANSETT II ASSETS LIMITED                100        N/A

2760  4            GS FUNDING EUROPE I LTD.                    100        N/A


2761  5              GS FUNDING EUROPE II LTD.                 100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2762  4            GS FUNDING EUROPE II LTD.                   100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
2763  2        GS FINANCIAL SERVICES L.P. (DEL)                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2764  2        GS FUNDING OPPORTUNITIES II LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2765  3          GS FUNDING OPPORTUNITIES LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2766  2        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE    N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
2767  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               Limited Partner.
2768  4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2769  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       N/A        N/A        The direct holder is a
                       COOPERATIEVE U.A.                                             Non-Managing Member.
2770  6                MATADOR INFRA B.V.                      100        N/A

2771  7                  RED DE CARRETERAS DE OCCIDENTE, S.    79         N/A
                           DE R.L. DE C.V.
2772  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2773  5              GSIP GLOBAL ADVISORS 2006, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2774  6                GS GLOBAL INFRASTRUCTURE PARTNERS I     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
2775  5              GSIP I Mezzanine Global and               100        N/A
                       International S.a r.l.
2776  5              GSPX CARRIX LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2777  6                GSPX, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2778  5              GSPX, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2779  5              Kinder Morgan Holdco LLC                  25         N/A

2780  5              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2781  5              TEXAS ENERGY FUTURE HOLDINGS LIMITED      100        11
                       PARTNERSHIP
2782  2        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2783  2        GS GLOBAL INVESTMENTS, CO.                      100        N/A

2784  3          GS GLOBAL INVESTMENTS UK, INC.                100        N/A

2785  4            COUNTY UK LIMITED                           100        100

2786  5              COUNTY FUNDING                            100        N/A


2787  6                COUNTY ASSETS LIMITED                   100        N/A

2788  2        GS GLOBAL MARKETS, INC.                         100        N/A

2789  2        GS HULL HOLDING, INC.                           100        N/A


2790  3          THE HULL GROUP, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2791  4            SLK-HULL DERIVATIVES LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2792  2        GS INDIA HOLDINGS (DELAWARE) L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2793  3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.

2794  3          GS INDIA HOLDINGS L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.

2795  2        GS INDIA HOLDINGS L.P.                          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2796  2        GS INFRASTRUCTURE ADVISORS 2006, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2797  3          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2798  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2799  4            ADMIRAL INSTITUTIONAL S.A.R.L.              100        N/A

2800  4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR     N/A        N/A        The direct holder is a
                     C.V.                                                            Limited Partner.
2801  5              MATADOR INFRA B.V.                        100        N/A

2802  4            GSPX, L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2803  4            Kinder Morgan Holdco LLC                    25         N/A

2804  4            MATADOR GEN PAR B.V.                        100        N/A

2805  5              GS INSTITUTIONAL INFRASTRUCTURE MATADOR   N/A        N/A        The direct holder is a
                       C.V.                                                          General Partner.
2806  4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2807  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        100        11
                     PARTNERSHIP
2808  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2809  4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007,    N/A        N/A        The direct holder is a
                     LLC                                                             Non-Managing Member.
2810  5              GS INFRASTRUCTURE CARRIX CAYMAN           N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                General Partner.
2811  6                GS INFRASTRUCTURE CARRIX HOLDINGS,      N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.

2812  7                  GSPX, L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2813  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         525990 - Other        Amsterdam               NETHERLANDS
                     COOPERATIEVE U.A.                         Financial Vehicles
2814  4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
2815  4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2816  4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2817  5              GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2818  6                Kinder Morgan Holdco LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2819  4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2820  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     525990 - Other        Wilmington     DE       UNITED STATES
                     CAYMAN GP, LLC                            Financial Vehicles
2821  5              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                       CAYMAN, L.P.                            Financial Vehicles
2822  6                GS INFRASTRUCTURE OFFSHORE TXU          525990 - Other        New York       NY       UNITED STATES
                         HOLDINGS DELAWARE, L.P.               Financial Vehicles
2823  7                  GS INFRASTRUCTURE OFFSHORE TXU        525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS, L.P.                      Financial Vehicles
2824  8                    TEXAS ENERGY FUTURE CAPITAL         525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS LLC                      Financial Vehicles
2825  8                    TEXAS ENERGY FUTURE HOLDINGS        525990 - Other        Fort Worth     TX       UNITED STATES
                             LIMITED PARTNERSHIP               Financial Vehicles
2826  6                GS INFRASTRUCTURE OFFSHORE TXU          525990 - Other        Wilmington     DE       UNITED STATES
                         HOLDINGS GP, LLC                      Financial Vehicles
2827  7                  GS INFRASTRUCTURE OFFSHORE TXU        525990 - Other        New York       NY       UNITED STATES
                           HOLDINGS DELAWARE, L.P.             Financial Vehicles
2828  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                     CAYMAN, L.P.                              Financial Vehicles
2829  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                     L.P.                                      Financial Vehicles
2830  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I FUND, L.P.                              Financial Vehicles
2831  4            GSIP I Mezzanine Global and International   525990 - Other        Luxembourg              LUXEMBOURG
                     S.a r.l.                                  Financial Vehicles
2832  4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2833  5              GS INTERNATIONAL INFRASTRUCTURE           525990 - Other        George Town             CAYMAN ISLANDS
                       PARTNERS I FUND, L.P.                   Financial Vehicles
2834  2        GS INFRASTRUCTURE ADVISORS 2008, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2835  3          GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2836  3          GS INFRASTRUCTURE PARTNERS II LUX, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2837  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS      525990 - Other        New York       NY       UNITED STATES
                   II, L.P.                                    Financial Vehicles
2838  2        GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS     525990 - Other        New York       NY       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
2839  3          GS GLOBAL INFRASTRUCTURE PARTNERS I           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2840  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2841  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2842  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I-A EMPLOYEE FUND, L.P.                   Financial Vehicles
2843  5              GS INTERNATIONAL INFRASTRUCTURE           525990 - Other        George Town             CAYMAN ISLANDS
                       PARTNERS I, L.P.                        Financial Vehicles
2844  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Financial Vehicles
2845  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I EMPLOYEE FUND, L.P.                     Financial Vehicles
2846  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                   I-A EMPLOYEE FUND, L.P.                     Financial Vehicles
2847  2        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
2848  2        GS INTERNATIONAL INFRASTRUCTURE ADVISORS        525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
2849  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                   II, L.P.                                    Financial Vehicles
2850  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I      525990 - Other        George Town             CAYMAN ISLANDS
                 EMPLOYEE FUND, L.P.                           Financial Vehicles
2851  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,     525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2852  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II     525990 - Other        New York       NY       UNITED STATES
                 LIQUIDATOR, L.L.C.                            Financial Vehicles
2853  2        GS INVESTMENT STRATEGIES CANADA INC.            523930 - Investment   Toronto        ON       CANADA
                                                               Advice
2854  2        GS INVESTMENT STRATEGIES, LLC                   523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
2855  3          GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC     525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
2856  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     AGGREGATING FUND HOLDINGS OFFSHORE, L.P.  Investment Funds
2857  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND HOLDINGS, L.P.           Investment Funds
2858  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND, L.P.                    Investment Funds
2859  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND HOLDINGS, L.P.         Investment Funds
2860  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
2861  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
2862  4            GOLDMAN SACHS INVESTMENT PARTNERS ESC       525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
2863  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2864  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, L.P.                       Investment Funds
2865  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                     OFFSHORE EMPLOYEE FUND, L.P.              Investment Funds
2866  4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER    525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
2867  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE AGGREGATING FUND, L.P.           Investment Funds
2868  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Investment Funds
2869  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
2870  4            GOLDMAN SACHS INVESTMENT PARTNERS QP        525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
2871  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2872  4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
2873  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2874  3          GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


2875  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     INTERMEDIATE SUB-TRUST                    Investment Funds
2876  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
2877  3          GS TDN Advisors, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2878  4            Goldman Sachs TDN Investors Offshore, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2879  2        GS ISS ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2880  3          GOLDMAN SACHS ISS INVESTORS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2881  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2882  2        GS JRVR OFFSHORE ADVISORS, INC.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2883  3          GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2884  2        GS KMI ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2885  3          GOLDMAN SACHS KMI INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2886  2        GS KMI INVESTORS SLP, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2887  2        GS LEG INVESTORS (EURO) COMPANY                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2888  3          LANCASTER COINVESTORS A S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2889  4            RESTIO B.V.                                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2890  3          LANCASTER COINVESTORS S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2891  4            RESTIO B.V.                                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2892  2        GS LEG INVESTORS COMPANY                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2893  3          LANCASTER COINVESTORS A S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2894  3          LANCASTER COINVESTORS S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2895  2        GS LOAN PARTNERS I ADVISORS, LTD.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2896  3          GS LOAN PARTNERS I, L.P.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2897  4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2898  5              GSLP I OFFSHORE A S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2899  6                GSLP I OFFSHORE A (BRENNTAG) S.A R.L.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2900  5              GSLP I OFFSHORE HOLDINGS FUND A, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2901  3          GSLP I OFFSHORE HOLDINGS FUND A, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2902  3          GSLP I OFFSHORE INVESTMENT FUND A, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2903  2        GS LOAN PARTNERS I EMPLOYEE FUND, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2904  2        GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2905  3          GS LOAN PARTNERS I OFFSHORE B, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2906  4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2907  5              GSLP I OFFSHORE B S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2908  6                GSLP I Offshore B (Brenntag) S.a r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2909  5              GSLP I OFFSHORE HOLDINGS FUND B, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2910  3          GSLP I OFFSHORE HOLDINGS FUND B, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2911  3          GSLP I OFFSHORE INVESTMENT FUND B, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2912  2        GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2913  3          GS LOAN PARTNERS I OFFSHORE C, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2914  4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2915  5              GSLP I OFFSHORE C S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2916  6                GSLP I Offshore C (Brenntag) S.a r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2917  5              GSLP I OFFSHORE HOLDINGS FUND C, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2918  3          GSLP I OFFSHORE HOLDINGS FUND C, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2919  3          GSLP I OFFSHORE INVESTMENT FUND C, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2920  2        GS LOAN PARTNERS I OFFSHORE B, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2921  2        GS LOAN PARTNERS I OFFSHORE C, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2922  2        GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2923  3          GS LOAN PARTNERS I ONSHORE, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2924  2        GS LOAN PARTNERS I ONSHORE, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2925  2        GS LOAN PARTNERS I, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2926  2        GS LVB ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2927  3          GS LVB CO-INVEST, L.P.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2928  2        GS MACRO INVESTMENTS LLC                        551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2929  2        GS MBA INVESTOR LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2930  2        GS MBEYE ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2931  3          GOLDMAN SACHS MBEYE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2932  2        GS MEHETIA CORP.                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2933  3          GS MEHETIA PARTNERSHIP LP                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2934  4            MEHETIA HOLDINGS INC.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2935  3          MEHETIA HOLDINGS INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2936  2        GS MEHETIA LLC                                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2937  3          GS MEHETIA PARTNERSHIP LP                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2938  3          MEHETIA HOLDINGS INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2939  2        GS MEZZANINE ADVISORS 2006, L.L.C.              525990 - Other        New York       NY       UNITED STATES

2812  7                  GSPX, L.P.                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2813  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         N/A        N/A        The direct holder is a
                     COOPERATIEVE U.A.                                               Non-Managing Member.
2814  4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2815  4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2816  4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.     100        N/A

2817  5              GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2818  6                Kinder Morgan Holdco LLC                25         N/A

2819  4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2820  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     N/A        N/A        The direct holder is a
                     CAYMAN GP, LLC                                                  Managing Member.
2821  5              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS   N/A        N/A        The direct holder is a
                       CAYMAN, L.P.                                                  General Partner.
2822  6                GS INFRASTRUCTURE OFFSHORE TXU          N/A        N/A        The direct holder is a
                         HOLDINGS DELAWARE, L.P.                                     Limited Partner.
2823  7                  GS INFRASTRUCTURE OFFSHORE TXU        N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            Limited Partner.
2824  8                    TEXAS ENERGY FUTURE CAPITAL         N/A        N/A        The direct holder is a
                             HOLDINGS LLC                                            Non-Managing Member.
2825  8                    TEXAS ENERGY FUTURE HOLDINGS        100        11
                             LIMITED PARTNERSHIP
2826  6                GS INFRASTRUCTURE OFFSHORE TXU          N/A        N/A        The direct holder is a
                         HOLDINGS GP, LLC                                            Managing Member.
2827  7                  GS INFRASTRUCTURE OFFSHORE TXU        N/A        N/A        The direct holder is a
                           HOLDINGS DELAWARE, L.P.                                   General Partner.
2828  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     N/A        N/A        The direct holder is a
                     CAYMAN, L.P.                                                    Limited Partner.
2829  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2830  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I FUND, L.P.                                                    Limited Partner.
2831  4            GSIP I Mezzanine Global and International   100        N/A
                     S.a r.l.
2832  4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2833  5              GS INTERNATIONAL INFRASTRUCTURE           N/A        N/A        The direct holder is a
                       PARTNERS I FUND, L.P.                                         General Partner.
2834  2        GS INFRASTRUCTURE ADVISORS 2008, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2835  3          GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2836  3          GS INFRASTRUCTURE PARTNERS II LUX, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2837  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   II, L.P.                                                          General Partner.
2838  2        GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS     N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Managing Member.
2839  3          GS GLOBAL INFRASTRUCTURE PARTNERS I           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2840  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2841  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2842  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I-A EMPLOYEE FUND, L.P.                                         Limited Partner.
2843  5              GS INTERNATIONAL INFRASTRUCTURE           N/A        N/A        The direct holder is a
                       PARTNERS I, L.P.                                              Limited Partner.
2844  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    100        N/A
                   EMPLOYEE FUND, LTD.
2845  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I EMPLOYEE FUND, L.P.                                           Limited Partner.
2846  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   I-A EMPLOYEE FUND, L.P.                                           General Partner.
2847  2        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2848  2        GS INTERNATIONAL INFRASTRUCTURE ADVISORS        100        N/A
                 2008, LTD.
2849  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   II, L.P.                                                          General Partner.
2850  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND, L.P.                                                 Limited Partner.
2851  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2852  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II     N/A        N/A        The direct holder is a
                 LIQUIDATOR, L.L.C.                                                  Non-Managing Member.
2853  2        GS INVESTMENT STRATEGIES CANADA INC.            100        N/A

2854  2        GS INVESTMENT STRATEGIES, LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2855  3          GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2856  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                        General Partner.
2857  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND HOLDINGS, L.P.                                 General Partner.
2858  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND, L.P.                                          General Partner.
2859  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND HOLDINGS, L.P.                               Limited Partner.
2860  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
2861  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2862  4            GOLDMAN SACHS INVESTMENT PARTNERS ESC       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2863  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2864  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, L.P.                                             General Partner.
2865  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   N/A        N/A        The direct holder is a
                     OFFSHORE EMPLOYEE FUND, L.P.                                    General Partner.
2866  4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER    N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2867  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE AGGREGATING FUND, L.P.                                 General Partner.
2868  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2869  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
2870  4            GOLDMAN SACHS INVESTMENT PARTNERS QP        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2871  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2872  4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2873  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2874  3          GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2875  4            GOLDMAN SACHS INVESTMENT PARTNERS           100        N/A
                     INTERMEDIATE SUB-TRUST
2876  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
2877  3          GS TDN Advisors, L.L.C.                       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2878  4            Goldman Sachs TDN Investors Offshore, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2879  2        GS ISS ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2880  3          GOLDMAN SACHS ISS INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2881  4            FS INVEST SARL                              44         N/A

2882  2        GS JRVR OFFSHORE ADVISORS, INC.                 100        N/A

2883  3          GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2884  2        GS KMI ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2885  3          GOLDMAN SACHS KMI INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2886  2        GS KMI INVESTORS SLP, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2887  2        GS LEG INVESTORS (EURO) COMPANY                 100        N/A

2888  3          LANCASTER COINVESTORS A S.A R.L.              100        N/A

2889  4            RESTIO B.V.                                 100        N/A

2890  3          LANCASTER COINVESTORS S.A R.L.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2891  4            RESTIO B.V.                                 100        N/A

2892  2        GS LEG INVESTORS COMPANY                        100        N/A

2893  3          LANCASTER COINVESTORS A S.A R.L.              100        N/A

2894  3          LANCASTER COINVESTORS S.A R.L.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2895  2        GS LOAN PARTNERS I ADVISORS, LTD.               100        N/A

2896  3          GS LOAN PARTNERS I, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2897  4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2898  5              GSLP I OFFSHORE A S.A.R.L.                100        N/A

2899  6                GSLP I OFFSHORE A (BRENNTAG) S.A R.L.   100        N/A

2900  5              GSLP I OFFSHORE HOLDINGS FUND A, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2901  3          GSLP I OFFSHORE HOLDINGS FUND A, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2902  3          GSLP I OFFSHORE INVESTMENT FUND A, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2903  2        GS LOAN PARTNERS I EMPLOYEE FUND, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2904  2        GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.    100        N/A

2905  3          GS LOAN PARTNERS I OFFSHORE B, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2906  4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2907  5              GSLP I OFFSHORE B S.A.R.L.                100        N/A

2908  6                GSLP I Offshore B (Brenntag) S.a r.l.   100        N/A

2909  5              GSLP I OFFSHORE HOLDINGS FUND B, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2910  3          GSLP I OFFSHORE HOLDINGS FUND B, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2911  3          GSLP I OFFSHORE INVESTMENT FUND B, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2912  2        GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.    100        N/A

2913  3          GS LOAN PARTNERS I OFFSHORE C, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2914  4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2915  5              GSLP I OFFSHORE C S.A R.L.                100        N/A

2916  6                GSLP I Offshore C (Brenntag) S.a r.l.   100        N/A

2917  5              GSLP I OFFSHORE HOLDINGS FUND C, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2918  3          GSLP I OFFSHORE HOLDINGS FUND C, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2919  3          GSLP I OFFSHORE INVESTMENT FUND C, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2920  2        GS LOAN PARTNERS I OFFSHORE B, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2921  2        GS LOAN PARTNERS I OFFSHORE C, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2922  2        GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2923  3          GS LOAN PARTNERS I ONSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2924  2        GS LOAN PARTNERS I ONSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2925  2        GS LOAN PARTNERS I, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2926  2        GS LVB ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2927  3          GS LVB CO-INVEST, L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2928  2        GS MACRO INVESTMENTS LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2929  2        GS MBA INVESTOR LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2930  2        GS MBEYE ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2931  3          GOLDMAN SACHS MBEYE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2932  2        GS MEHETIA CORP.                                100        N/A

2933  3          GS MEHETIA PARTNERSHIP LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2934  4            MEHETIA HOLDINGS INC.                       100        N/A

2935  3          MEHETIA HOLDINGS INC.                         100        N/A

2936  2        GS MEHETIA LLC                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2937  3          GS MEHETIA PARTNERSHIP LP                     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2938  3          MEHETIA HOLDINGS INC.                         100        N/A

2939  2        GS MEZZANINE ADVISORS 2006, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2940  3          GS MEZZANINE PARTNERS 2006 INSTITUTIONAL,     525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2941  3          GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2942  3          GS MEZZANINE PARTNERS 2006, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2943  2        GS MEZZANINE ADVISORS II, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2944  3          GS MEZZANINE PARTNERS II OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2945  3          GS MEZZANINE PARTNERS II, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2946  2        GS MEZZANINE ADVISORS III, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2947  3          GS MEZZANINE PARTNERS III OFFSHORE, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2948  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.L.C.                                    Financial Vehicles
2949  5              GS MEZZANINE PARTNERS III OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2950  6                ALCHEMY HOLDING S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2951  6                GSMP 3 S.A.R.L.                         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2952  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
2953  3          GS MEZZANINE PARTNERS III, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2954  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.L.C.                                    Financial Vehicles
2955  5              GS MEZZANINE PARTNERS III ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2956  6                ALCHEMY HOLDING S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2957  6                GSMP 3 ONSHORE S.A.R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2958  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2959  2        GS MEZZANINE ADVISORS V, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2960  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2961  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2962  3          GS MEZZANINE PARTNERS V, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2963  2        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2964  2        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2965  2        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2966  2        GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2967  2        GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2968  2        GS MEZZANINE PARTNERS 2006, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2969  2        GS MEZZANINE PARTNERS II OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2970  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND         525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, L.P.                                Financial Vehicles
2971  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2972  3          GS MEZZANINE PARTNERS III ONSHORE FUND,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2973  3          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2974  3          GS MEZZANINE PARTNERS III, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2975  2        GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
2976  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2977  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2978  3          GS MEZZANINE PARTNERS III PIA FUND            525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2979  4            GS MEZZANINE PARTNERS III PIA FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2980  3          GS MEZZANINE PARTNERS III PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2981  2        GS MEZZANINE PARTNERS III OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2982  2        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2983  2        GS MEZZANINE PARTNERS III PIA FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2984  2        GS MEZZANINE PARTNERS III, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2985  2        GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2986  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    525990 - Other        New York       NY       UNITED STATES
                 OFFSHORE II, L.L.C.                           Financial Vehicles
2987  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    525990 - Other        New York       NY       UNITED STATES
                 ONSHORE II, L.L.C.                            Financial Vehicles
2988  2        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2989  2        GS MEZZANINE PARTNERS V OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2990  2        GS MEZZANINE PARTNERS V PIA FUND OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                 LTD.                                          Financial Vehicles
2991  3          GS MEZZANINE PARTNERS V EMPLOYEE MASTER       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                         Financial Vehicles
2992  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2993  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2994  2        GS MEZZANINE PARTNERS V PIA FUND, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2995  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Financial Vehicles
2996  3          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2997  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2998  2        GS MEZZANINE PARTNERS V PMD QP FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2999  2        GS MEZZANINE PARTNERS V, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3000  2        GS MORTGAGE DERIVATIVES, INC.                   523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
3001  2        GS MORTGAGE SECURITIES CORP.                    522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3002  2        GS MORTGAGE SECURITIES CORPORATION II           522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3003  2        GS MUNICIPAL PRODUCTS L.L.C.                    523991 - Trust,       New York       NY       UNITED STATES
                                                               Fiduciary, and
                                                               Custody Activities
3004  2        GS NEW MARKETS FUND PNR, INC.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3005  3          GS NEW MARKETS FUND, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3006  2        GS NEW MARKETS FUND, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3007  2        GS OPPORTUNITY ADVISORS, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3008  3          GS OPPORTUNITY PARTNERS OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3009  4            GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3010  5              PaperCo Holdings II, L.L.C.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3011  4            GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3012  5              PAPERCO INVESTMENTS, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3013  4            GSOP OFFSHORE STEEL HOLDINGS, L.L.C.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3014  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3015  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3016  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3017  3          GS OPPORTUNITY PARTNERS, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3018  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3019  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3020  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3021  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3022  2        GS Opportunity Advisors, Ltd.                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3023  3          GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3024  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3025  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3026  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3027  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3028  3          GS Opportunity Partners Offshore - B, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3029  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3030  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3031  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3032  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3033  2        GS PCP CORE PLUS 2002 GP, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3034  3          GS PCP CORE PLUS REAL ESTATE INCOME FUND      525990 - Other        New York       NY       UNITED STATES
                   2002, L.P.                                  Financial Vehicles
3035  4            GS CORE PLUS REAL ESTATE INCOME FUND        525990 - Other        New York       NY       UNITED STATES
                     2002, L.P.                                Financial Vehicles
3036  2        GS PE CSEC OFFSHORE HOLDINGS, L.P.              525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3037  2        GS PEG EMPLOYEE FUNDS III ADVISORS, LLC         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3038  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND III, LLC                               Financial Vehicles
3039  2        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3040  2        GS PEG EMPLOYEE FUNDS V ADVISORS, LLC           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3041  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND V, L.L.C.                              Financial Vehicles
3042  2        GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3043  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND VI, LLC                                Financial Vehicles
3044  4            Goldman Sachs Private Equity Group Master   525990 - Other        New York       NY       UNITED STATES
                     Fund VI, LLC                              Financial Vehicles
3045  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3046  6                GS PEP SAFWAY HOLDINGS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3047  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       525990 - Other        Edinburgh               UNITED KINGDOM
                       HOLDINGS, L.P.                          Financial Vehicles                            (OTHER)
3048  6                GOLDMAN SACHS PRIVATE EQUITY            525990 - Other        George Town             CAYMAN ISLANDS
                         HOLDINGS, L.P.                        Financial Vehicles
3049  2        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3050  2        GS PIA 2000 EMPLOYEE FUND, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3051  2        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3052  2        GS PIA ADVISORS I, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3053  3          GS PIA PARTNERS I, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3054  2        GS PIA PARTNERS I, L.P.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3055  2        GS POWER HOLDINGS LLC                           523999 -              NEW YORK       NY       UNITED STATES
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3056  3          COGENTRIX ENERGY, LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3057  4            CALYPSO ENERGY HOLDINGS LLC                 551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3058  5              BEALE GENERATING COMPANY LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3059  6                JMC SELKIRK HOLDINGS, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3060  7                  JMC SELKIRK LLC                       551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3061  8                    PENTAGEN INVESTORS, L.P.            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3062  9                      SELKIRK COGEN PARTNERS, L.P.      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3063  10                       SELKIRK COGEN FUNDING           525990 - Other        Wilmington     DE       UNITED STATES
                                 CORPORATION                   Financial Vehicles
3064  8                    SELKIRK COGEN PARTNERS, L.P.        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3065  5              COGENTRIX MID-AMERICA, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3066  6                COGENTRIX COTTAGE GROVE, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3067  7                  LSP-COTTAGE GROVE, L.P.               221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation

2940  3          GS MEZZANINE PARTNERS 2006 INSTITUTIONAL,     N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2941  3          GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2942  3          GS MEZZANINE PARTNERS 2006, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2943  2        GS MEZZANINE ADVISORS II, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2944  3          GS MEZZANINE PARTNERS II OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2945  3          GS MEZZANINE PARTNERS II, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2946  2        GS MEZZANINE ADVISORS III, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2947  3          GS MEZZANINE PARTNERS III OFFSHORE, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2948  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.
2949  5              GS MEZZANINE PARTNERS III OFFSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    General Partner.
2950  6                ALCHEMY HOLDING S.A.R.L.                99         N/A

2951  6                GSMP 3 S.A.R.L.                         100        N/A

2952  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2953  3          GS MEZZANINE PARTNERS III, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
2954  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     N/A        N/A        The direct holder is a
                     L.L.C.                                                          Non-Managing Member.
2955  5              GS MEZZANINE PARTNERS III ONSHORE FUND,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
2956  6                ALCHEMY HOLDING S.A.R.L.                99         N/A

2957  6                GSMP 3 ONSHORE S.A.R.L.                 100        N/A

2958  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2959  2        GS MEZZANINE ADVISORS V, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2960  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2961  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2962  3          GS MEZZANINE PARTNERS V, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
2963  2        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2964  2        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2965  2        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2966  2        GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2967  2        GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2968  2        GS MEZZANINE PARTNERS 2006, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2969  2        GS MEZZANINE PARTNERS II OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2970  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND         N/A        N/A        The direct holder is a
                 OFFSHORE, L.P.                                                      Limited Partner.
2971  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2972  3          GS MEZZANINE PARTNERS III ONSHORE FUND,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Non-Managing Member.
2973  3          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2974  3          GS MEZZANINE PARTNERS III, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2975  2        GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Managing Member.
2976  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND       N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2977  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2978  3          GS MEZZANINE PARTNERS III PIA FUND            N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2979  4            GS MEZZANINE PARTNERS III PIA FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2980  3          GS MEZZANINE PARTNERS III PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2981  2        GS MEZZANINE PARTNERS III OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2982  2        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE,    N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2983  2        GS MEZZANINE PARTNERS III PIA FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2984  2        GS MEZZANINE PARTNERS III, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2985  2        GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2986  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    N/A        N/A        The direct holder is a
                 OFFSHORE II, L.L.C.                                                 Non-Managing Member.
2987  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    N/A        N/A        The direct holder is a
                 ONSHORE II, L.L.C.                                                  Non-Managing Member.
2988  2        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2989  2        GS MEZZANINE PARTNERS V OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2990  2        GS MEZZANINE PARTNERS V PIA FUND OFFSHORE,      100        N/A
                 LTD.
2991  3          GS MEZZANINE PARTNERS V EMPLOYEE MASTER       N/A        N/A        The direct holder is a
                   FUND OFFSHORE, L.P.                                               Limited Partner.
2992  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2993  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2994  2        GS MEZZANINE PARTNERS V PIA FUND, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2995  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND         44         N/A
                 OFFSHORE, LTD.
2996  3          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE,    N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
2997  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2998  2        GS MEZZANINE PARTNERS V PMD QP FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2999  2        GS MEZZANINE PARTNERS V, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3000  2        GS MORTGAGE DERIVATIVES, INC.                   100        N/A


3001  2        GS MORTGAGE SECURITIES CORP.                    100        N/A




3002  2        GS MORTGAGE SECURITIES CORPORATION II           100        N/A




3003  2        GS MUNICIPAL PRODUCTS L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3004  2        GS NEW MARKETS FUND PNR, INC.                   100        N/A

3005  3          GS NEW MARKETS FUND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3006  2        GS NEW MARKETS FUND, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3007  2        GS OPPORTUNITY ADVISORS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3008  3          GS OPPORTUNITY PARTNERS OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3009  4            GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3010  5              PaperCo Holdings II, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3011  4            GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3012  5              PAPERCO INVESTMENTS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3013  4            GSOP OFFSHORE STEEL HOLDINGS, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3014  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3015  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3016  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3017  3          GS OPPORTUNITY PARTNERS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3018  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3019  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3020  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3021  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3022  2        GS Opportunity Advisors, Ltd.                   100        N/A


3023  3          GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3024  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3025  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3026  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3027  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3028  3          GS Opportunity Partners Offshore - B, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3029  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3030  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3031  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3032  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3033  2        GS PCP CORE PLUS 2002 GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3034  3          GS PCP CORE PLUS REAL ESTATE INCOME FUND      N/A        N/A        The direct holder is a
                   2002, L.P.                                                        General Partner.
3035  4            GS CORE PLUS REAL ESTATE INCOME FUND        N/A        N/A        The direct holder is a
                     2002, L.P.                                                      Limited Partner.
3036  2        GS PE CSEC OFFSHORE HOLDINGS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3037  2        GS PEG EMPLOYEE FUNDS III ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3038  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND III, LLC                                                     Managing Member.
3039  2        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3040  2        GS PEG EMPLOYEE FUNDS V ADVISORS, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3041  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND V, L.L.C.                                                    Managing Member.
3042  2        GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3043  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND VI, LLC                                                      Managing Member.
3044  4            Goldman Sachs Private Equity Group Master   N/A        N/A        The direct holder is a
                     Fund VI, LLC                                                    Non-Managing Member.
3045  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3046  6                GS PEP SAFWAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3047  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3048  6                GOLDMAN SACHS PRIVATE EQUITY            N/A        N/A        The direct holder is a
                         HOLDINGS, L.P.                                              Limited Partner.
3049  2        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3050  2        GS PIA 2000 EMPLOYEE FUND, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3051  2        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3052  2        GS PIA ADVISORS I, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3053  3          GS PIA PARTNERS I, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3054  2        GS PIA PARTNERS I, L.P.                         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3055  2        GS POWER HOLDINGS LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3056  3          COGENTRIX ENERGY, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3057  4            CALYPSO ENERGY HOLDINGS LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3058  5              BEALE GENERATING COMPANY LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3059  6                JMC SELKIRK HOLDINGS, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3060  7                  JMC SELKIRK LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3061  8                    PENTAGEN INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.

3062  9                      SELKIRK COGEN PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3063  10                       SELKIRK COGEN FUNDING           100        N/A
                                 CORPORATION
3064  8                    SELKIRK COGEN PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3065  5              COGENTRIX MID-AMERICA, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3066  6                COGENTRIX COTTAGE GROVE, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3067  7                  LSP-COTTAGE GROVE, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3068  8                    LS POWER FUNDING CORPORATION        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3069  7                  LSP-COTTAGE GROVE, LLC                551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3070  8                    LSP-COTTAGE GROVE, L.P.             221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3071  6                COGENTRIX WHITEWATER, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3072  7                  LSP-WHITEWATER I LLC                  551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3073  8                    LSP-WHITEWATER LIMITED PARTNERSHIP  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3074  9                      LS POWER FUNDING CORPORATION      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3075  7                  LSP-WHITEWATER LIMITED PARTNERSHIP    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3076  5              COGENTRIX OF RATHDRUM, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3077  6                RATHDRUM POWER, LLC                     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3078  5              COGENTRIX OF RICHMOND, INC.               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3079  6                SPRUANCE OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3080  5              COGENTRIX OF ROCKY MOUNT, INC.            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3081  6                EDGECOMBE OPERATING SERVICES, LLC       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3082  5              COGENTRIX/CARNEYS POINT, LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3083  6                CHAMBERS COGENERATION LIMITED           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                         PARTNERSHIP                           Electric Power
                                                               Generation
3084  5              COGENTRIX/LOGAN, LLC                      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3085  6                GRANITE GENERATING COMPANY, L.P.        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3086  7                  GRANITE WATER SUPPLY COMPANY, INC.    221310 - Water supply Charlotte      NC       UNITED STATES
                                                               systems
3087  7                  KEYSTONE URBAN RENEWAL LIMITED        22111 - Electric      Charlotte      NC       UNITED STATES
                           PARTNERSHIP                         Power Generation
3088  6                KEYSTONE COGENERATION COMPANY, L.P.     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3089  7                  KEYSTONE URBAN RENEWAL LIMITED        22111 - Electric      Charlotte      NC       UNITED STATES
                           PARTNERSHIP                         Power Generation
3090  6                LOGAN GENERATING COMPANY, L.P.          221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3091  5              COGENTRIX/NORTHAMPTON, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3092  6                NORTHAMPTON GENERATING COMPANY, L.P.    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3093  7                  NORTHAMPTON FUEL SUPPLY COMPANY,      213113 - Culm Bank    Charlotte      NC       UNITED STATES
                           INC.                                Recovery, Coal, on a
                                                               contract basis
3094  7                  NORTHAMPTON WATER SUPPLY, INC.        221310 - Water supply Charlotte      NC       UNITED STATES
                                                               systems
3095  5              COGENTRIX/PLAINS END HOLDINGS, LLC        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3096  5              COGENTRIX/SCRUBGRASS, LLC                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3097  6                SCRUBGRASS GENERATING COMPANY, L.P.     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3098  7                  CLEARFIELD PROPERTIES, INC.           213113 - Culm Bank    Charlotte      NC       UNITED STATES
                                                               Recovery, Coal, on a
                                                               contract basis
3099  7                  LEECHBURG PROPERTIES, INC.            213113 - Culm Bank    Charlotte      NC       UNITED STATES
                                                               Recovery, Coal, on a
                                                               contract basis
3100  5              COTTAGE GROVE OPERATING SERVICES, LLC     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3101  5              EAGLE POWER II LLC                        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3102  6                GRANITE GENERATING COMPANY, L.P.        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3103  6                KEYSTONE COGENERATION COMPANY, L.P.     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3104  6                LOGAN POWER LP                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3105  7                  LOGAN GENERATING COMPANY, L.P.        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3106  5              FALCON POWER LLC                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3107  6                SCRUBGRASS GENERATING COMPANY, L.P.     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3108  6                SCRUBGRASS POWER LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3109  7                  SCRUBGRASS GENERATING COMPANY, L.P.   221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3110  5              GARNET POWER, LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3111  6                CARNEYS POINT GENERATING COMPANY        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3112  5              HICKORY POWER LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3113  5              JAEGER II LLC                             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3114  6                NORTHAMPTON GENERATING COMPANY, L.P.    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3115  5              JMCS I MANAGEMENT, LLC                    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3116  5              LOGAN POWER LP                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3117  5              PALM POWER LLC                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3118  6                INDIANTOWN COGENERATION, L.P.           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3119  7                  INDIANTOWN COGENERATION FUNDING       525990 - Other        Wilmington     DE       UNITED STATES
                           CORPORATION                         Financial Vehicles
3120  6                THALEIA, LLC                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3121  7                  INDIANTOWN COGENERATION, L.P.         221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3122  7                  INDIANTOWN PROJECT INVESTMENT         551112 - Offices of   Charlotte      NC       UNITED STATES
                           PARTNERSHIP, L.P.                   Other Holding
                                                               Companies
3123  8                    INDIANTOWN COGENERATION, L.P.       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3124  5              PEREGRINE POWER LLC                       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3125  6                CHAMBERS COGENERATION LIMITED           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                         PARTNERSHIP                           Electric Power
                                                               Generation
3126  5              PLAINS END FINANCING HOLDING COMPANY,     551112 - Offices of   Charlotte      NC       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
3127  6                PLAINS END FINANCING, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3128  7                  PLAINS END II, LLC                    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3129  7                  PLAINS END, LLC                       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3130  5              PLAINS END OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3131  5              POWER SERVICE COMPANY, LLC                221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3132  5              RATHDRUM OPERATING SERVICES COMPANY,      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                       INC.                                    Electric Power
                                                               Generation
3133  5              TOPAZ POWER, LLC                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3134  6                CARNEYS POINT GENERATING COMPANY        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3135  5              TOYAN ENTERPRISES, LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3136  6                INDIANTOWN COGENERATION, L.P.           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3137  6                INDIANTOWN PROJECT INVESTMENT           551112 - Offices of   Charlotte      NC       UNITED STATES
                         PARTNERSHIP, L.P.                     Other Holding
                                                               Companies
3138  5              U.S. OPERATING SERVICES COMPANY           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3139  5              WHITEWATER OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3140  5              WINDSOR FINANCING HOLDING COMPANY, LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3141  6                WINDSOR FINANCING LLC                   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3142  7                  EDGECOMBE GENCO, LLC                  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3143  7                  SPRUANCE GENCO, LLC                   221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3144  4            COGENTRIX DELAWARE HOLDINGS, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3145  5              COGENTRIX EASTERN AMERICA, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3146  6                CEDAR POWER CORPORATION                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3147  7                  CEDAR I POWER CORPORATION             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3148  8                    CEDAR II POWER CORPORATION          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3149  9                      CEDAR BAY GENERATING COMPANY,     22111 - Electric      Wilmington     DE       UNITED STATES
                               LIMITED PARTNERSHIP             Power Generation
3150  6                COGENTRIX POWER HOLDINGS II LLC         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3151  7                  COGENTRIX ENERGY POWER COMPANY LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3152  8                    COGENTRIX SOLAR SERVICES, LLC       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3153  9                      APACHE SOLAR ENERGY, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3154  9                      COGENTRIX OF ALAMOSA, LLC         221119 - Other        Wilmington     DE       UNITED STATES
                                                               Electric Power
                                                               Generation
3155  9                      SOLAR INVESTMENTS I, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3156  9                      SOLAR INVESTMENTS VI, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3157  9                      SOLAR INVESTMENTS VIII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3158  9                      SOLAR INVESTMENTS X, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3159  9                      SOLAR INVESTMENTS XI, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3160  9                      SOLAR INVESTMENTS XIII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3161  9                      SOLAR INVESTMENTS XIX, LLC        221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3162  9                      SOLAR INVESTMENTS XV, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3163  9                      SOLAR INVESTMENTS XVI, LLC        221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3164  9                      SOLAR INVESTMENTS XVII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3165  9                      SOLAR INVESTMENTS XVIII, LLC      221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3166  9                      SOLAR INVESTMENTS XX, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3167  9                      SOLAR LAND HOLDINGS LLC           221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3168  9                      SUNRAY ENERGY, INC.               221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3169  8                    FALCON POWER LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3170  8                    INDIAN ORCHARD GENERATING           551112 - Offices of   Charlotte      NC       UNITED STATES
                             COMPANY, INC.                     Other Holding
                                                               Companies
3171  8                    JMCS I HOLDINGS, INC.               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3172  9                      PENTAGEN INVESTORS, L.P.          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3173  8                    ORCHARD GAS CORPORATION             22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3174  8                    RAPTOR HOLDINGS COMPANY             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3175  9                      GRAY HAWK POWER CORPORATION       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3176  10                       CEDAR BAY COGENERATION, INC.    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3177  11                         CEDAR BAY GENERATING          22111 - Electric      Wilmington     DE       UNITED STATES
                                   COMPANY, LIMITED            Power Generation
                                   PARTNERSHIP
3178  6                COGENTRIX/NORTHAMPTON, LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3179  5              COGENTRIX ENERGY POWER MARKETING, INC.    221122 - Electric     Charlotte      NC       UNITED STATES
                                                               power broker
3180  5              COGENTRIX FIELD SERVICES, LLC             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3181  6                CI, LLC                                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3182  7                  CI PROPERTIES, INC.                   531390 - Other        Charlotte      NC       UNITED STATES
                                                               activities related to
                                                               real estate
3183  7                  COGENTRIX OF VIRGINIA, INC.           551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3184  8                    CAPISTRANO COGENERATION COMPANY     551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3185  9                      JAMES RIVER COGENERATION COMPANY  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3186  8                    JAMES RIVER COGENERATION COMPANY    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3187  7                  COGENTRIX VIRGINIA LEASING            221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                           CORPORATION                         Electric Power
                                                               Generation
3188  7                  COGENTRIX-MEXICO, INC.                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3189  5              COGENTRIX FUELS MANAGEMENT, INC.          22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3190  5              COGENTRIX PARTS COMPANY, INC.             22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3191  5              COGENTRIX ZYDECO, LLC                     211111 - Development  Charlotte      NC       UNITED STATES
                                                               of Coal Gasification
                                                               Project
3192  5              SOUTHAVEN POWER, LLC                      525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3193  4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3194  4            COGENTRIX INTERNATIONAL HOLDINGS, INC.      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3195  5              BASAT ELEKTRIK URETIM VE TICARET L.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation

3068  8                    LS POWER FUNDING CORPORATION        100        N/A

3069  7                  LSP-COTTAGE GROVE, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3070  8                    LSP-COTTAGE GROVE, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3071  6                COGENTRIX WHITEWATER, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3072  7                  LSP-WHITEWATER I LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3073  8                    LSP-WHITEWATER LIMITED PARTNERSHIP  N/A        N/A        The direct holder is a
                                                                                     General Partner.

3074  9                      LS POWER FUNDING CORPORATION      100        N/A

3075  7                  LSP-WHITEWATER LIMITED PARTNERSHIP    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3076  5              COGENTRIX OF RATHDRUM, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3077  6                RATHDRUM POWER, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3078  5              COGENTRIX OF RICHMOND, INC.               100        N/A


3079  6                SPRUANCE OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3080  5              COGENTRIX OF ROCKY MOUNT, INC.            100        N/A


3081  6                EDGECOMBE OPERATING SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3082  5              COGENTRIX/CARNEYS POINT, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3083  6                CHAMBERS COGENERATION LIMITED           N/A        N/A        The direct holder is a
                         PARTNERSHIP                                                 General Partner.

3084  5              COGENTRIX/LOGAN, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3085  6                GRANITE GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3086  7                  GRANITE WATER SUPPLY COMPANY, INC.    100        N/A

3087  7                  KEYSTONE URBAN RENEWAL LIMITED        N/A        N/A        The direct holder is a
                           PARTNERSHIP                                               Limited Partner.
3088  6                KEYSTONE COGENERATION COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3089  7                  KEYSTONE URBAN RENEWAL LIMITED        N/A        N/A        The direct holder is a
                           PARTNERSHIP                                               General Partner.
3090  6                LOGAN GENERATING COMPANY, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3091  5              COGENTRIX/NORTHAMPTON, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3092  6                NORTHAMPTON GENERATING COMPANY, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.

3093  7                  NORTHAMPTON FUEL SUPPLY COMPANY,      100        N/A
                           INC.

3094  7                  NORTHAMPTON WATER SUPPLY, INC.        100        N/A

3095  5              COGENTRIX/PLAINS END HOLDINGS, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3096  5              COGENTRIX/SCRUBGRASS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3097  6                SCRUBGRASS GENERATING COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3098  7                  CLEARFIELD PROPERTIES, INC.           100        N/A


3099  7                  LEECHBURG PROPERTIES, INC.            100        N/A


3100  5              COTTAGE GROVE OPERATING SERVICES, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3101  5              EAGLE POWER II LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3102  6                GRANITE GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3103  6                KEYSTONE COGENERATION COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3104  6                LOGAN POWER LP                          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3105  7                  LOGAN GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3106  5              FALCON POWER LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3107  6                SCRUBGRASS GENERATING COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3108  6                SCRUBGRASS POWER LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3109  7                  SCRUBGRASS GENERATING COMPANY, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.

3110  5              GARNET POWER, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3111  6                CARNEYS POINT GENERATING COMPANY        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3112  5              HICKORY POWER LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3113  5              JAEGER II LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3114  6                NORTHAMPTON GENERATING COMPANY, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3115  5              JMCS I MANAGEMENT, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3116  5              LOGAN POWER LP                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3117  5              PALM POWER LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3118  6                INDIANTOWN COGENERATION, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

3119  7                  INDIANTOWN COGENERATION FUNDING       100        N/A
                           CORPORATION
3120  6                THALEIA, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3121  7                  INDIANTOWN COGENERATION, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3122  7                  INDIANTOWN PROJECT INVESTMENT         N/A        N/A        The direct holder is a
                           PARTNERSHIP, L.P.                                         Limited Partner.

3123  8                    INDIANTOWN COGENERATION, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.

3124  5              PEREGRINE POWER LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3125  6                CHAMBERS COGENERATION LIMITED           N/A        N/A        The direct holder is a
                         PARTNERSHIP                                                 General Partner.

3126  5              PLAINS END FINANCING HOLDING COMPANY,     N/A        N/A        The direct holder is a
                       LLC                                                           Non-Managing Member.

3127  6                PLAINS END FINANCING, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3128  7                  PLAINS END II, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3129  7                  PLAINS END, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3130  5              PLAINS END OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3131  5              POWER SERVICE COMPANY, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3132  5              RATHDRUM OPERATING SERVICES COMPANY,      100        N/A
                       INC.

3133  5              TOPAZ POWER, LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3134  6                CARNEYS POINT GENERATING COMPANY        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3135  5              TOYAN ENTERPRISES, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3136  6                INDIANTOWN COGENERATION, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3137  6                INDIANTOWN PROJECT INVESTMENT           N/A        N/A        The direct holder is a
                         PARTNERSHIP, L.P.                                           General Partner.

3138  5              U.S. OPERATING SERVICES COMPANY           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3139  5              WHITEWATER OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3140  5              WINDSOR FINANCING HOLDING COMPANY, LLC    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3141  6                WINDSOR FINANCING LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3142  7                  EDGECOMBE GENCO, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3143  7                  SPRUANCE GENCO, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3144  4            COGENTRIX DELAWARE HOLDINGS, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3145  5              COGENTRIX EASTERN AMERICA, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3146  6                CEDAR POWER CORPORATION                 100        N/A


3147  7                  CEDAR I POWER CORPORATION             100        N/A


3148  8                    CEDAR II POWER CORPORATION          100        N/A


3149  9                      CEDAR BAY GENERATING COMPANY,     N/A        N/A        The direct holder is a
                               LIMITED PARTNERSHIP                                   General Partner.
3150  6                COGENTRIX POWER HOLDINGS II LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3151  7                  COGENTRIX ENERGY POWER COMPANY LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3152  8                    COGENTRIX SOLAR SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3153  9                      APACHE SOLAR ENERGY, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3154  9                      COGENTRIX OF ALAMOSA, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3155  9                      SOLAR INVESTMENTS I, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3156  9                      SOLAR INVESTMENTS VI, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3157  9                      SOLAR INVESTMENTS VIII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3158  9                      SOLAR INVESTMENTS X, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3159  9                      SOLAR INVESTMENTS XI, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3160  9                      SOLAR INVESTMENTS XIII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3161  9                      SOLAR INVESTMENTS XIX, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3162  9                      SOLAR INVESTMENTS XV, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3163  9                      SOLAR INVESTMENTS XVI, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3164  9                      SOLAR INVESTMENTS XVII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3165  9                      SOLAR INVESTMENTS XVIII, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3166  9                      SOLAR INVESTMENTS XX, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3167  9                      SOLAR LAND HOLDINGS LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3168  9                      SUNRAY ENERGY, INC.               100        N/A


3169  8                    FALCON POWER LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3170  8                    INDIAN ORCHARD GENERATING           100        N/A
                             COMPANY, INC.

3171  8                    JMCS I HOLDINGS, INC.               100        N/A


3172  9                      PENTAGEN INVESTORS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3173  8                    ORCHARD GAS CORPORATION             100        N/A

3174  8                    RAPTOR HOLDINGS COMPANY             100        N/A


3175  9                      GRAY HAWK POWER CORPORATION       100        N/A


3176  10                       CEDAR BAY COGENERATION, INC.    100        N/A


3177  11                         CEDAR BAY GENERATING          N/A        N/A        The direct holder is a
                                   COMPANY, LIMITED                                  General Partner.
                                   PARTNERSHIP
3178  6                COGENTRIX/NORTHAMPTON, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3179  5              COGENTRIX ENERGY POWER MARKETING, INC.    100        N/A

3180  5              COGENTRIX FIELD SERVICES, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3181  6                CI, LLC                                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3182  7                  CI PROPERTIES, INC.                   100        N/A


3183  7                  COGENTRIX OF VIRGINIA, INC.           100        N/A



3184  8                    CAPISTRANO COGENERATION COMPANY     100        N/A



3185  9                      JAMES RIVER COGENERATION COMPANY  N/A        N/A        The direct holder is a
                                                                                     General Partner.

3186  8                    JAMES RIVER COGENERATION COMPANY    N/A        N/A        The direct holder is a
                                                                                     General Partner.

3187  7                  COGENTRIX VIRGINIA LEASING            100        N/A
                           CORPORATION

3188  7                  COGENTRIX-MEXICO, INC.                100        N/A


3189  5              COGENTRIX FUELS MANAGEMENT, INC.          100        N/A

3190  5              COGENTRIX PARTS COMPANY, INC.             100        N/A

3191  5              COGENTRIX ZYDECO, LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3192  5              SOUTHAVEN POWER, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3193  4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3194  4            COGENTRIX INTERNATIONAL HOLDINGS, INC.      100        N/A


3195  5              BASAT ELEKTRIK URETIM VE TICARET L.S.     100        N/A

3196  5              COGENTRIX INTERNATIONAL HOLDINGS, BV      551112 - Offices of   Amsterdam               NETHERLANDS
                                                               Other Holding
                                                               Companies
3197  6                COGENTRIX MAURITIUS COMPANY             551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3198  6                YELLOW SEA COGENERATION COMPANY, LTD.   551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3199  5              COGENTRIX INTERNATIONAL TURKEY I, LLC     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3200  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3201  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3202  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3203  5              COGENTRIX INTERNATIONAL TURKEY II, LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3204  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3205  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3206  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3207  5              COGENTRIX INTERNATIONAL TURKEY III, LLC   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3208  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3209  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3210  5              COGENTRIX INTERNATIONAL UK LIMITED        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3211  6                ETI ELEKTRIK URETIM, A.S.               221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3212  7                  BASAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           L.S.                                Electric Power
                                                               Generation
3213  7                  DERTON ELEKTRIK URETIM VE TICARET     221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3214  7                  DORAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3215  7                  EY-TUR ENERJI ELEKTRIK URETIM VE      221119 - Other        Istanbul                TURKEY
                           TICARET L.S.                        Electric Power
                                                               Generation
3216  7                  FIRAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3217  7                  KARET ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3218  7                  MASAT ENERJI ELEKTRIK URETIM VE       221111 -              Istanbul                TURKEY
                           TICARET L.S.                        Hydroelectric Power
                                                               Generation
3219  7                  SONAT ELEKTRIK URETIM VE TICARET      221111 -              Istanbul                TURKEY
                           A.S.                                Hydroelectric Power
                                                               Generation
3220  7                  UCGEN ENERJI ELEKTRIK URETIM L.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3221  7                  YADE ELEKTRIK URETIM VE TICARET L.S.  221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3222  5              COGENTRIX MAURITIUS COMPANY               551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3223  5              COGENTRIX OF BRAZIL, INC.                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3224  5              DERTON ELEKTRIK URETIM VE TICARET A.S.    221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3225  5              DORAT ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3226  5              EY-TUR ENERJI ELEKTRIK URETIM VE          221119 - Other        Istanbul                TURKEY
                       TICARET L.S.                            Electric Power
                                                               Generation
3227  5              FIRAT ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3228  5              KARET ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3229  5              MASAT ENERJI ELEKTRIK URETIM VE TICARET   221111 -              Istanbul                TURKEY
                       L.S.                                    Hydroelectric Power
                                                               Generation
3230  5              SONAT ELEKTRIK URETIM VE TICARET A.S.     221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3231  5              UCGEN ENERJI ELEKTRIK URETIM L.S.         221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3232  5              YADE ELEKTRIK URETIM VE TICARET L.S.      221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3233  4            COGENTRIX POWER HOLDINGS I LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3234  5              COGENTRIX OPERATING SERVICES HOLDINGS,    551112 - Offices of   Charlotte      NC       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
3235  6                CEDAR BAY OPERATING SERVICES, LLC       811310 - Commercial   Charlotte      NC       UNITED STATES
                                                               and Industrial
                                                               Machinery and
                                                               Equipment (except
                                                               Automotive and
                                                               Electronic) Repair
                                                               and Maintenance
3236  6                HOPEWELL OS, LLC                        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3237  6                PORTSMOUTH OPERATING SERVICES, LLC      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3238  6                RATHDRUM CONSTRUCTION COMPANY, INC.     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3239  6                SUNRAY OPERATING SERVICES, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3240  5              U.S OPERATING SERVICES HOLDINGS, LLC      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3241  6                USGEN HOLDINGS, LLC                     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3242  6                USOSC HOLDINGS, LLC                     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3243  4            COGENTRIX WIND HOLDINGS LLC                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3244  5              VIENTO DE PUERTO RICO, LLC                221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3245  4            DEVELOPMENT LAND HOLDINGS LLC               221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3246  4            SPECTRAWATT, INC.                           523120 - Securities   Hillsboro      OR       UNITED STATES
                                                               Brokerage
3247  3          COLOMBIAN NATURAL RESOURCES I, S.A.S.         551112 - Offices of   Bogota                  Colombia
                                                               Other Holding
                                                               Companies
3248  3          MCEPF METRO I, INC.                           551112 - Offices of   Dover          DE       UNITED STATES
                                                               Other Holding
                                                               Companies
3249  4            MITSI HOLDINGS LLC                          551112 - Offices of   Romulus        MI       UNITED STATES
                                                               Other Holding
                                                               Companies
3250  3          MITSI HOLDINGS LLC                            551112 - Offices of   Romulus        MI       UNITED STATES
                                                               Other Holding
                                                               Companies
3251  3          NATURAL RESOURCES INVESTMENTS S.L.            551112 - Offices of   Madrid                  SPAIN
                                                               Other Holding
                                                               Companies
3252  3          PRICELOCK, INC.                               523130 - Commodity    Redwood City   CA       UNITED STATES
                                                               Contracts Dealing
3253  2        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
3254  3          GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3255  2        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3256  3          GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3257  2        GS PRIVATE EQUITY MANAGEMENT, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3258  3          GS PRIVATE EQUITY PARTNERS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3259  4            GS CAPITAL PARTNERS 2000, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3260  2        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE        525990 - Other        New York       NY       UNITED STATES
                 FUNDS GP, L.L.C.                              Financial Vehicles
3261  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                         Financial Vehicles
3262  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
3263  4            EDUCATION MANAGEMENT CORPORATION            525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3264  2        GS PS 90 MEMBER LLC                             525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3265  2        GS RBD HOLDINGS I CORP.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3266  3          GS RBD HOLDINGS, L.P.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3267  4            OOO GOLDMAN SACHS                           523120 - Securities   Moscow                  RUSSIA
                                                               Brokerage
3268  2        GS RBD HOLDINGS II CORP.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3269  3          GS RBD HOLDINGS, L.P.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3270  2        GS RE HOLDINGS, INC.                            524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
3271  3          LONGMORE CAPITAL, LLC                         524298 - All Other    Southborough   MA       UNITED STATES
                                                               Insurance Related
                                                               Activities
3272  3          LONGMORE CREDIT SERVICES, LLC                 524298 - All Other    Southborough   MA       UNITED STATES
                                                               Insurance Related
                                                               Activities
3273  3          LONGMORE CREDIT, LLC                          522291 - Consumer     Southborough   MA       UNITED STATES
                                                               Lending
3274  2        GS REA HOLDINGS, L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3275  3          GS REA GOLDENBRIDGE HOLDINGS LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3276  3          RELATED INVESTCO LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3277  2        GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other        Wilmington     DE       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
3278  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        George Town             CAYMAN ISLANDS
                   PARTNERS (CAYMAN) LIMITED PARTNERSHIP       Financial Vehicles
3279  2        GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   531390 - Other        Wilmington     DE       UNITED STATES
                 GP, L.L.C.                                    activities related to
                                                               real estate
3280  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        George Town             CAYMAN ISLANDS
                   PARTNERS (CORPORATE) LIMITED PARTNERSHIP    Financial Vehicles
3281  2        GS REAL ESTATE MEZZANINE PARTNERS (TREATY)      531390 - Other        George Town             CAYMAN ISLANDS
                 GP, LTD.                                      activities related to
                                                               real estate
3282  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS (TREATY) LIMITED PARTNERSHIP       Financial Vehicles
3283  2        GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,    531390 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        activities related to
                                                               real estate
3284  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS (U.S.) LIMITED PARTNERSHIP         Financial Vehicles
3285  2        GS REALTY INCOME ADVISORS, L.L.C. 2002          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3286  3          GS CORE PLUS REAL ESTATE INCOME FUND 2002,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
3287  2        GS RISK ADVISORS, INC.                          524210 - Insurance    NEW YORK       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
3288  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
3289  3          GOLDMAN SACHS RISK ADVISORS, L.P.             524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
3290  2        GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD    523120 - Securities   Mexico City             MEXICO
                 ANONIMA DE CAPITAL VARIABLE, SOCIEDAD         Brokerage
                 FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
                 REGULADA
3291  2        GS SITE 25 HOTEL HOLDINGS, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3292  3          GS SITE 25 HOTEL, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3293  2        GS SITE 25 RETAIL HOLDINGS, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3294  3          GS SITE 25 RETAIL, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3295  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                 FUND, L.P.                                    Financial Vehicles
3296  3          AQUAMARINE (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3297  3          GSSOAF HOLDING COMPANY                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3298  4            ASO DWCS CAYMAN LLC                         523991 - Trust,       George Town             CAYMAN ISLANDS
                                                               Fiduciary, and
                                                               Custody Activities
3299  4            ASO I (MAURITIUS) LIMITED                   525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3300  4            VERDE INVESTMENTS (IRELAND) LIMITED         525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3301  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                 FUND, LTD.                                    Financial Vehicles
3302  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
3303  2        GS TDN Advisors, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3304  2        GS TXU ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3305  3          GOLDMAN SACHS TXU INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3306  2        GS TXU OFFSHORE ADVISORS, INC.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3307  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
3308  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3309  4            GOLDMAN SACHS TXU INVESTORS OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3310  2        GS UDC 114TH STREET MEMBER LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3311  2        GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3312  3          GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3313  3          GS VINTAGE II EMPLOYEE FUND, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3314  2        GS YES ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3315  2        GSAM - THL ACCESS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3316  3          GS THL EQUITY FUND VI - GS ACCESS ADVISORS,   525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3317  4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3318  4            THL EQUITY FUND VI - GS ACCESS OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3319  4            THL EQUITY FUND VI - GS ACCESS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3320  3          THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3321  2        GSAM GEN-PAR II, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3322  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles

3196  5              COGENTRIX INTERNATIONAL HOLDINGS, BV      100        N/A


3197  6                COGENTRIX MAURITIUS COMPANY             100        N/A


3198  6                YELLOW SEA COGENERATION COMPANY, LTD.   100        N/A


3199  5              COGENTRIX INTERNATIONAL TURKEY I, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3200  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3201  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3202  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3203  5              COGENTRIX INTERNATIONAL TURKEY II, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3204  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3205  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3206  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3207  5              COGENTRIX INTERNATIONAL TURKEY III, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3208  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3209  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3210  5              COGENTRIX INTERNATIONAL UK LIMITED        100        N/A

3211  6                ETI ELEKTRIK URETIM, A.S.               100        N/A


3212  7                  BASAT ELEKTRIK URETIM VE TICARET      100        N/A
                           L.S.

3213  7                  DERTON ELEKTRIK URETIM VE TICARET     99         N/A
                           A.S.

3214  7                  DORAT ELEKTRIK URETIM VE TICARET      91         N/A
                           A.S.

3215  7                  EY-TUR ENERJI ELEKTRIK URETIM VE      100        N/A
                           TICARET L.S.

3216  7                  FIRAT ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3217  7                  KARET ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3218  7                  MASAT ENERJI ELEKTRIK URETIM VE       100        N/A
                           TICARET L.S.

3219  7                  SONAT ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3220  7                  UCGEN ENERJI ELEKTRIK URETIM L.S.     100        N/A


3221  7                  YADE ELEKTRIK URETIM VE TICARET L.S.  99         N/A


3222  5              COGENTRIX MAURITIUS COMPANY               100        N/A


3223  5              COGENTRIX OF BRAZIL, INC.                 100        N/A


3224  5              DERTON ELEKTRIK URETIM VE TICARET A.S.    99         N/A


3225  5              DORAT ELEKTRIK URETIM VE TICARET A.S.     91         N/A


3226  5              EY-TUR ENERJI ELEKTRIK URETIM VE          100        N/A
                       TICARET L.S.

3227  5              FIRAT ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3228  5              KARET ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3229  5              MASAT ENERJI ELEKTRIK URETIM VE TICARET   100        N/A
                       L.S.

3230  5              SONAT ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3231  5              UCGEN ENERJI ELEKTRIK URETIM L.S.         100        N/A


3232  5              YADE ELEKTRIK URETIM VE TICARET L.S.      99         N/A


3233  4            COGENTRIX POWER HOLDINGS I LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3234  5              COGENTRIX OPERATING SERVICES HOLDINGS,    N/A        N/A        The direct holder is a
                       LLC                                                           Managing Member.

3235  6                CEDAR BAY OPERATING SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.





3236  6                HOPEWELL OS, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3237  6                PORTSMOUTH OPERATING SERVICES, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3238  6                RATHDRUM CONSTRUCTION COMPANY, INC.     100        N/A

3239  6                SUNRAY OPERATING SERVICES, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3240  5              U.S OPERATING SERVICES HOLDINGS, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3241  6                USGEN HOLDINGS, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3242  6                USOSC HOLDINGS, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3243  4            COGENTRIX WIND HOLDINGS LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3244  5              VIENTO DE PUERTO RICO, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3245  4            DEVELOPMENT LAND HOLDINGS LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3246  4            SPECTRAWATT, INC.                           30         N/A

3247  3          COLOMBIAN NATURAL RESOURCES I, S.A.S.         100        N/A


3248  3          MCEPF METRO I, INC.                           100        N/A


3249  4            MITSI HOLDINGS LLC                          97         2


3250  3          MITSI HOLDINGS LLC                            97         2


3251  3          NATURAL RESOURCES INVESTMENTS S.L.            100        N/A


3252  3          PRICELOCK, INC.                               14         N/A

3253  2        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,       N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
3254  3          GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3255  2        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.     100        N/A

3256  3          GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3257  2        GS PRIVATE EQUITY MANAGEMENT, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3258  3          GS PRIVATE EQUITY PARTNERS, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
3259  4            GS CAPITAL PARTNERS 2000, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3260  2        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE        N/A        N/A        The direct holder is a
                 FUNDS GP, L.L.C.                                                    Non-Managing Member.
3261  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND OFFSHORE, L.P.                                               General Partner.
3262  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
3263  4            EDUCATION MANAGEMENT CORPORATION            42         N/A

3264  2        GS PS 90 MEMBER LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3265  2        GS RBD HOLDINGS I CORP.                         100        N/A


3266  3          GS RBD HOLDINGS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3267  4            OOO GOLDMAN SACHS                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3268  2        GS RBD HOLDINGS II CORP.                        100        N/A


3269  3          GS RBD HOLDINGS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.

3270  2        GS RE HOLDINGS, INC.                            100        N/A


3271  3          LONGMORE CAPITAL, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3272  3          LONGMORE CREDIT SERVICES, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3273  3          LONGMORE CREDIT, LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3274  2        GS REA HOLDINGS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3275  3          GS REA GOLDENBRIDGE HOLDINGS LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3276  3          RELATED INVESTCO LLC                          12         N/A

3277  2        GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Managing Member.
3278  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (CAYMAN) LIMITED PARTNERSHIP                             General Partner.
3279  2        GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Non-Managing Member.

3280  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (CORPORATE) LIMITED PARTNERSHIP                          General Partner.
3281  2        GS REAL ESTATE MEZZANINE PARTNERS (TREATY)      100        N/A
                 GP, LTD.

3282  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (TREATY) LIMITED PARTNERSHIP                             General Partner.
3283  2        GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.

3284  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (U.S.) LIMITED PARTNERSHIP                               General Partner.
3285  2        GS REALTY INCOME ADVISORS, L.L.C. 2002          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3286  3          GS CORE PLUS REAL ESTATE INCOME FUND 2002,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
3287  2        GS RISK ADVISORS, INC.                          100        N/A


3288  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       100        N/A


3289  3          GOLDMAN SACHS RISK ADVISORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3290  2        GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD    100        N/A
                 ANONIMA DE CAPITAL VARIABLE, SOCIEDAD
                 FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
                 REGULADA
3291  2        GS SITE 25 HOTEL HOLDINGS, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3292  3          GS SITE 25 HOTEL, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3293  2        GS SITE 25 RETAIL HOLDINGS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3294  3          GS SITE 25 RETAIL, LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3295  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
3296  3          AQUAMARINE (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3297  3          GSSOAF HOLDING COMPANY                        100        N/A

3298  4            ASO DWCS CAYMAN LLC                         100        N/A


3299  4            ASO I (MAURITIUS) LIMITED                   100        100

3300  4            VERDE INVESTMENTS (IRELAND) LIMITED         100        N/A

3301  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        100        N/A
                 FUND, LTD.
3302  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
3303  2        GS TDN Advisors, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3304  2        GS TXU ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3305  3          GOLDMAN SACHS TXU INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3306  2        GS TXU OFFSHORE ADVISORS, INC.                  100        N/A

3307  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE          N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
3308  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3309  4            GOLDMAN SACHS TXU INVESTORS OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
3310  2        GS UDC 114TH STREET MEMBER LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3311  2        GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3312  3          GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3313  3          GS VINTAGE II EMPLOYEE FUND, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3314  2        GS YES ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3315  2        GSAM - THL ACCESS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3316  3          GS THL EQUITY FUND VI - GS ACCESS ADVISORS,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3317  4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3318  4            THL EQUITY FUND VI - GS ACCESS OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3319  4            THL EQUITY FUND VI - GS ACCESS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3320  3          THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3321  2        GSAM GEN-PAR II, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3322  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.

3323  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3324  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3325  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Financial Vehicles
3326  5              GOLDMAN SACHS PERRY PRIVATE               525990 - Other        George Town             CAYMAN ISLANDS
                       OPPORTUNITIES FUND OFFSHORE HOLDINGS,   Financial Vehicles
                       L.P.
3327  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3328  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3329  3          GOLDMAN SACHS PETERSHILL FUND ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3330  4            GOLDMAN SACHS PETERSHILL FUND, L.P.         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3331  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.           Financial Vehicles
3332  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-RADAR) HOLDINGS, LTD.            Financial Vehicles
3333  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3334  5              GOLDMAN SACHS PETERSHILL U.S. IM          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ) HOLDINGS, LTD.                  Financial Vehicles
3335  5              GOLDMAN SACHS PETERSHILL U.S. IM          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3336  4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3337  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.           Financial Vehicles
3338  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-RADAR) HOLDINGS, LTD.            Financial Vehicles
3339  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3340  5              GOLDMAN SACHS PETERSHILL U.S. IM          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ) HOLDINGS, LTD.                  Financial Vehicles
3341  5              GOLDMAN SACHS PETERSHILL U.S. IM          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3342  3          GOLDMAN SACHS PETERSHILL FUND OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3343  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS (CAYMAN), L.P.                   Financial Vehicles
3344  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3345  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE,     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
3346  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        New York       NY       UNITED STATES
                       (LOPEZ) HOLDINGS CORP.                  Financial Vehicles
3347  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525910 - Open-End     New York       NY       UNITED STATES
                       (SISLER) HOLDINGS CORP.                 Investment Funds
3348  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS (CAYMAN), L.P.                 Financial Vehicles
3349  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (GLOBAL) HOLDINGS, LTD.                 Financial Vehicles
3350  6                GOLDMAN SACHS PETERSHILL U.S. GP        525990 - Other        George Town             CAYMAN ISLANDS
                         (LOPEZ-GLOBAL) HOLDINGS, LTD.         Financial Vehicles
3351  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (RADAR) HOLDINGS, LTD.                  Financial Vehicles
3352  6                GOLDMAN SACHS PETERSHILL U.S. GP        525990 - Other        George Town             CAYMAN ISLANDS
                         (LOPEZ-RADAR) HOLDINGS, LTD.          Financial Vehicles
3353  4            GOLDMAN SACHS PETERSHILL PMD QP FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3354  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        New York       NY       UNITED STATES
                       (LOPEZ) HOLDINGS CORP.                  Financial Vehicles
3355  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525910 - Open-End     New York       NY       UNITED STATES
                       (SISLER) HOLDINGS CORP.                 Investment Funds
3356  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS (CAYMAN), L.P.                 Financial Vehicles
3357  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (GLOBAL) HOLDINGS, LTD.                 Financial Vehicles
3358  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (RADAR) HOLDINGS, LTD.                  Financial Vehicles
3359  2        GSAM GEN-PAR, L.L.C.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3360  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS OFFSHORE HOLDINGS, INC.            Financial Vehicles
3361  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3362  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS OFFSHORE, INC.                     Financial Vehicles
3363  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3364  5              GOLDMAN SACHS COLUMBUS CO-INVESTMENT      525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE HOLDINGS, L.P.            Financial Vehicles
3365  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3366  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT        525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3367  3          GOLDMAN SACHS CONCENTRATED MEZZANINE &        525990 - Other        New York       NY       UNITED STATES
                   DISTRESSED FUND II GP, LLC                  Financial Vehicles
3368  4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND    525990 - Other        New York       NY       UNITED STATES
                     DISTRESSED FUND II, L.P.                  Financial Vehicles
3369  5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3370  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS (FL), L.L.C.                       Financial Vehicles
3371  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     (FL), L.P.                                Financial Vehicles
3372  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS II, L.L.C.                         Financial Vehicles
3373  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND II, L.P.                             Financial Vehicles
3374  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3375  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND II OFFSHORE, L.P.                    Financial Vehicles
3376  5              GOLDMAN SACHS DISTRESSED OPPORTUNITIES    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND II OFFSHORE HOLDINGS, L.P.         Financial Vehicles
3377  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3378  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND II OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3379  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3380  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND III, L.P.                            Financial Vehicles
3381  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3382  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND III OFFSHORE, L.P.                   Financial Vehicles
3383  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3384  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND III OFFSHORE HOLDINGS, L.P.          Financial Vehicles
3385  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3386  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND IV, L.P.                             Financial Vehicles
3387  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUNDS GP, L.L.C.                   Financial Vehicles
3388  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV EMPLOYEE HOLDINGS, L.P.           Financial Vehicles
3389  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        George Town             CAYMAN ISLANDS
                     EMPLOYEE FUND OFFSHORE, LTD.              Financial Vehicles
3390  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND, L.P.                       Financial Vehicles
3391  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        George Town             CAYMAN ISLANDS
                     PMD QP FUND OFFSHORE, LTD.                Financial Vehicles
3392  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        New York       NY       UNITED STATES
                     PMD QP FUND, L.P.                         Financial Vehicles
3393  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3394  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV OFFSHORE, L.P.                    Financial Vehicles
3395  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3396  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3397  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3398  4            GOLDMAN SACHS EARLY SECONDARIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3399  5              GOLDMAN SACHS EARLY SECONDARIES FUND      525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3400  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3401  4            GOLDMAN SACHS EARLY SECONDARIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3402  3          GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO    525990 - Other        New York       NY       UNITED STATES
                   STATE ADVISORS, L.L.C.                      Financial Vehicles
3403  4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3404  4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3405  5              GOLDMAN SACHS PALMETTO STATE CREDIT       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
3406  4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3407  5              GOLDMAN SACHS YES INVESTORS, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3408  5              GS LOAN PARTNERS I ONSHORE, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3409  3          GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3410  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     (NJ), L.P.                                Financial Vehicles
3411  3          GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3412  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     (NJ) II, L.P.                             Financial Vehicles
3413  3          GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3414  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004, L.P.                                Financial Vehicles
3415  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3416  3          GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3417  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 - DIRECT INVESTMENT FUND, L.P.       Financial Vehicles
3418  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3419  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3420  3          GOLDMAN SACHS PEP 2004 MANAGER ADVISORS,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3421  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 - MANAGER FUND, L.P.                 Financial Vehicles
3422  3          GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3423  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 OFFSHORE, L.P.                       Financial Vehicles
3424  3          GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3425  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3426  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3427  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3428  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3429  5              GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)    525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3430  3          GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3431  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
3432  3          GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3433  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005 - DIRECT INVESTMENT FUND, L.P.       Financial Vehicles
3434  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3435  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3436  3          GOLDMAN SACHS PEP 2005 MANAGER ADVISORS,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3437  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005 - MANAGER FUND, L.P.                 Financial Vehicles
3438  3          GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3439  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2005 OFFSHORE, L.P.                       Financial Vehicles
3440  3          GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3441  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2005 OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3442  3          GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3443  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     ASIA FUND, L.P.                           Financial Vehicles
3444  3          GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3445  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     ASIA OFFSHORE FUND, L.P.                  Financial Vehicles
3446  3          GOLDMAN SACHS PEP IX ADVISORS, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3447  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3448  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3449  3          GOLDMAN SACHS PEP IX DIRECT INVESTMENT        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3450  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        New York       NY       UNITED STATES
                     - DIRECT INVESTMENT FUND, L.P.            Financial Vehicles

3323  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3324  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     100        N/A
                   OFFSHORE ADVISORS, INC.
3325  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
3326  5              GOLDMAN SACHS PERRY PRIVATE               N/A        N/A        The direct holder is a
                       OPPORTUNITIES FUND OFFSHORE HOLDINGS,                         Limited Partner.
                       L.P.
3327  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3328  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                    General Partner.
3329  3          GOLDMAN SACHS PETERSHILL FUND ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3330  4            GOLDMAN SACHS PETERSHILL FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3331  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.
3332  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-RADAR) HOLDINGS, LTD.
3333  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3334  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (LOPEZ) HOLDINGS, LTD.
3335  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (SISLER) HOLDINGS LTD.
3336  4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3337  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.
3338  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-RADAR) HOLDINGS, LTD.
3339  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3340  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (LOPEZ) HOLDINGS, LTD.
3341  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (SISLER) HOLDINGS LTD.
3342  3          GOLDMAN SACHS PETERSHILL FUND OFFSHORE        100        N/A
                   ADVISORS, INC.
3343  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE      N/A        N/A        The direct holder is a
                     HOLDINGS (CAYMAN), L.P.                                         General Partner.
3344  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3345  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3346  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (LOPEZ) HOLDINGS CORP.
3347  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (SISLER) HOLDINGS CORP.
3348  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    N/A        N/A        The direct holder is a
                       HOLDINGS (CAYMAN), L.P.                                       Limited Partner.
3349  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (GLOBAL) HOLDINGS, LTD.
3350  6                GOLDMAN SACHS PETERSHILL U.S. GP        100        N/A
                         (LOPEZ-GLOBAL) HOLDINGS, LTD.
3351  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (RADAR) HOLDINGS, LTD.
3352  6                GOLDMAN SACHS PETERSHILL U.S. GP        100        N/A
                         (LOPEZ-RADAR) HOLDINGS, LTD.
3353  4            GOLDMAN SACHS PETERSHILL PMD QP FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3354  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (LOPEZ) HOLDINGS CORP.
3355  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (SISLER) HOLDINGS CORP.
3356  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    N/A        N/A        The direct holder is a
                       HOLDINGS (CAYMAN), L.P.                                       Limited Partner.
3357  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (GLOBAL) HOLDINGS, LTD.
3358  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (RADAR) HOLDINGS, LTD.
3359  2        GSAM GEN-PAR, L.L.C.                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3360  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          100        N/A
                   ADVISORS OFFSHORE HOLDINGS, INC.
3361  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3362  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          100        N/A
                   ADVISORS OFFSHORE, INC.
3363  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3364  5              GOLDMAN SACHS COLUMBUS CO-INVESTMENT      N/A        N/A        The direct holder is a
                       FUND OFFSHORE HOLDINGS, L.P.                                  Limited Partner.
3365  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3366  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3367  3          GOLDMAN SACHS CONCENTRATED MEZZANINE &        N/A        N/A        The direct holder is a
                   DISTRESSED FUND II GP, LLC                                        Managing Member.
3368  4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND    N/A        N/A        The direct holder is a
                     DISTRESSED FUND II, L.P.                                        General Partner.
3369  5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3370  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        N/A        N/A        The direct holder is a
                   ADVISORS (FL), L.L.C.                                             Managing Member.
3371  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (FL), L.P.                                                      General Partner.
3372  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        N/A        N/A        The direct holder is a
                   ADVISORS II, L.L.C.                                               Managing Member.
3373  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II, L.P.                                                   General Partner.
3374  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     100        N/A
                   OFFSHORE ADVISORS, INC.
3375  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II OFFSHORE, L.P.                                          General Partner.
3376  5              GOLDMAN SACHS DISTRESSED OPPORTUNITIES    N/A        N/A        The direct holder is a
                       FUND II OFFSHORE HOLDINGS, L.P.                               Limited Partner.
3377  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3378  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II OFFSHORE HOLDINGS, L.P.                                 General Partner.
3379  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3380  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III, L.P.                                                  General Partner.
3381  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   OFFSHORE ADVISORS, INC.
3382  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III OFFSHORE, L.P.                                         General Partner.
3383  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3384  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III OFFSHORE HOLDINGS, L.P.                                General Partner.
3385  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3386  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV, L.P.                                                   General Partner.
3387  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     N/A        N/A        The direct holder is a
                   EMPLOYEE FUNDS GP, L.L.C.                                         Managing Member.
3388  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV EMPLOYEE HOLDINGS, L.P.                                 General Partner.
3389  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   100        N/A
                     EMPLOYEE FUND OFFSHORE, LTD.
3390  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, L.P.                                             General Partner.
3391  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   100        N/A
                     PMD QP FUND OFFSHORE, LTD.
3392  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   N/A        N/A        The direct holder is a
                     PMD QP FUND, L.P.                                               General Partner.
3393  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     100        N/A
                   OFFSHORE ADVISORS, INC.
3394  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV OFFSHORE, L.P.                                          General Partner.
3395  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3396  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV OFFSHORE HOLDINGS, L.P.                                 General Partner.
3397  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      100        N/A
                   ADVISORS, INC.
3398  4            GOLDMAN SACHS EARLY SECONDARIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3399  5              GOLDMAN SACHS EARLY SECONDARIES FUND      N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3400  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      100        N/A
                   HOLDINGS ADVISORS, INC.
3401  4            GOLDMAN SACHS EARLY SECONDARIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3402  3          GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO    N/A        N/A        The direct holder is a
                   STATE ADVISORS, L.L.C.                                            Managing Member.
3403  4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3404  4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3405  5              GOLDMAN SACHS PALMETTO STATE CREDIT       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
3406  4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3407  5              GOLDMAN SACHS YES INVESTORS, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3408  5              GS LOAN PARTNERS I ONSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3409  3          GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3410  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     (NJ), L.P.                                                      General Partner.
3411  3          GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3412  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     (NJ) II, L.P.                                                   General Partner.
3413  3          GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3414  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004, L.P.                                                      General Partner.
3415  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3416  3          GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3417  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 - DIRECT INVESTMENT FUND, L.P.                             General Partner.
3418  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3419  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3420  3          GOLDMAN SACHS PEP 2004 MANAGER ADVISORS,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3421  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 - MANAGER FUND, L.P.                                       General Partner.
3422  3          GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS,     100        N/A
                   INC.
3423  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 OFFSHORE, L.P.                                             General Partner.
3424  3          GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3425  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 OFFSHORE HOLDINGS, L.P.                                    General Partner.
3426  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3427  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        100        N/A
                   OFFSHORE ADVISORS, INC.
3428  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3429  5              GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)    N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3430  3          GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3431  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      General Partner.
3432  3          GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3433  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 - DIRECT INVESTMENT FUND, L.P.                             General Partner.
3434  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3435  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3436  3          GOLDMAN SACHS PEP 2005 MANAGER ADVISORS,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3437  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 - MANAGER FUND, L.P.                                       General Partner.
3438  3          GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS,     100        N/A
                   INC.
3439  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 OFFSHORE, L.P.                                             General Partner.
3440  3          GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3441  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 OFFSHORE HOLDINGS, L.P.                                    General Partner.
3442  3          GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3443  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     ASIA FUND, L.P.                                                 General Partner.
3444  3          GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS,     100        N/A
                   INC.
3445  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     ASIA OFFSHORE FUND, L.P.                                        General Partner.
3446  3          GOLDMAN SACHS PEP IX ADVISORS, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3447  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3448  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3449  3          GOLDMAN SACHS PEP IX DIRECT INVESTMENT        N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3450  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     - DIRECT INVESTMENT FUND, L.P.                                  General Partner.

3451  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3452  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3453  3          GOLDMAN SACHS PEP IX MANAGER ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3454  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        New York       NY       UNITED STATES
                     - MANAGER FUND, L.P.                      Financial Vehicles
3455  3          GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3456  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3457  3          GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS        525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3458  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3459  5              GS PEP IX Offshore YES Holdings Corp.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3460  6                YES NETWORK HOLDING COMPANY, LLC        525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3461  5              GS PEP SAFWAY HOLDINGS, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3462  3          GOLDMAN SACHS PEP NEW PARTNERS MANAGER        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3463  4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER      525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3464  3          GOLDMAN SACHS PEP X ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3465  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
3466  3          GOLDMAN SACHS PEP X DIRECT INVESTMENT         525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3467  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   525990 - Other        New York       NY       UNITED STATES
                     DIRECT INVESTMENT FUND, L.P.              Financial Vehicles
3468  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3469  3          GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3470  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   525990 - Other        New York       NY       UNITED STATES
                     MANAGER FUND, L.P.                        Financial Vehicles
3471  3          GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3472  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3473  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3474  3          GOLDMAN SACHS PEP X OFFSHORE HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3475  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3476  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   ENERGY ADVISORS, L.L.C.                     Financial Vehicles
3477  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     ENERGY FUND, L.P.                         Financial Vehicles
3478  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525910 - Open-End     New York       NY       UNITED STATES
                   ENERGY II ADVISORS, L.L.C.                  Investment Funds
3479  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     New York       NY       UNITED STATES
                     ENERGY FUND II, L.P.                      Investment Funds
3480  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     551112 - Offices of   George Town             CAYMAN ISLANDS
                   ENERGY II OFFSHORE ADVISORS, INC.           Other Holding
                                                               Companies
3481  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     George Town             CAYMAN ISLANDS
                     ENERGY FUND II OFFSHORE, L.P.             Investment Funds
3482  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     551112 - Offices of   George Town             CAYMAN ISLANDS
                   ENERGY II OFFSHORE HOLDINGS ADVISORS, INC.  Other Holding
                                                               Companies
3483  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     George Town             CAYMAN ISLANDS
                     ENERGY FUND II OFFSHORE HOLDINGS, L.P.    Investment Funds
3484  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE OFFSHORE ADVISORS, INC.          Financial Vehicles
3485  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.   Financial Vehicles
3486  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE, L.P.            Financial Vehicles
3487  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED HEALTHCARE FUND OFFSHORE   Financial Vehicles
                       HOLDINGS, L.P.
3488  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC. Financial Vehicles
3489  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES ADVISORS, L.L.C.              Financial Vehicles
3490  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND, L.P.                  Financial Vehicles
3491  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.      Financial Vehicles
3492  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND II, L.P.               Financial Vehicles
3493  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.       Financial Vehicles
3494  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE, L.P.         Financial Vehicles
3495  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED OPPORTUNITIES FUND         Financial Vehicles
                       OFFSHORE HOLDINGS, L.P.
3496  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,   Financial Vehicles
                   INC.
3497  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS,     Financial Vehicles
                     L.P.
3498  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE ADVISORS, INC.           Financial Vehicles
3499  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.   Financial Vehicles
3500  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       MULTI-STRATEGY FUND (AP) OFFSHORE       Financial Vehicles
                       HOLDINGS, L.P.
3501  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.  Financial Vehicles
3502  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND (AP) OFFSHORE         Financial Vehicles
                     HOLDINGS, L.P.
3503  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE ADVISORS, INC.                Financial Vehicles
3504  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND OFFSHORE, L.P.        Financial Vehicles
3505  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       MULTI-STRATEGY FUND OFFSHORE HOLDINGS,  Financial Vehicles
                        L.P.
3506  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.       Financial Vehicles
3507  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND OFFSHORE HOLDINGS,    Financial Vehicles
                      L.P.
3508  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUNDS GP, L.L.C.                   Financial Vehicles
3509  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 EMPLOYEE FUND OFFSHORE, L.P.         Financial Vehicles
3510  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 EMPLOYEE FUND, L.P.                  Financial Vehicles
3511  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3512  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
3513  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   525990 - Other        New York       NY       UNITED STATES
                   II OFFSHORE ADVISORS, LLC                   Financial Vehicles
3514  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   525990 - Other        Edinburgh               UNITED KINGDOM
                     II OFFSHORE, L.P.                         Financial Vehicles                            (OTHER)
3515  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   525990 - Other        New York       NY       UNITED STATES
                   II OFFSHORE HOLDINGS ADVISORS, LLC          Financial Vehicles
3516  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   525990 - Other        Edinburgh               UNITED KINGDOM
                     II OFFSHORE HOLDINGS, L.P.                Financial Vehicles                            (OTHER)
3517  3          GOLDMAN SACHS VINTAGE FUND IV ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3518  4            GOLDMAN SACHS VINTAGE FUND IV, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3519  5              GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3520  3          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND   525990 - Other        New York       NY       UNITED STATES
                   GP, L.L.C.                                  Financial Vehicles
3521  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, LTD.                       Financial Vehicles
3522  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3523  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
3524  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP        525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3525  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH    525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
3526  4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG  525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
3527  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3528  4            GOLDMAN SACHS VINTAGE FUND V EUROPE         525990 - Other        Edinburgh               UNITED KINGDOM
                     HOLDINGS, L.P.                            Financial Vehicles                            (OTHER)
3529  4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.   525990 - Other        Edinburgh               UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3530  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       525990 - Other        Edinburgh               UNITED KINGDOM
                       HOLDINGS, L.P.                          Financial Vehicles                            (OTHER)
3531  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3532  3          GOLDMAN SACHS VINTAGE FUND V HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3533  4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,      525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3534  3          GOLDMAN SACHS VINTAGE FUND V INITIAL          525990 - Other        Frankfurt am            GERMANY
                   PARTNER GMBH                                Financial Vehicles    Main
3535  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3536  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3537  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3538  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3539  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3540  3          GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3541  4            GOLDMAN SACHS VINTAGE FUND III, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3542  5              VF III HOLDINGS, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3543  3          GOLDMAN SACHS VINTAGE III OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3544  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3545  5              GOLDMAN SACHS VINTAGE FUND III OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS, L.P.                          Financial Vehicles
3546  3          GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3547  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3548  3          GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS,    525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3549  4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3550  3          GS CONCENTRATED ENERGY OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3551  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE, L.P.                Financial Vehicles
3552  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED ENERGY FUND OFFSHORE       Financial Vehicles
                       HOLDINGS, L.P.
3553  3          GS CONCENTRATED ENERGY OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3554  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.       Financial Vehicles
3555  3          GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3556  4            GS DISTRESSED OPPORTUNITIES FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3557  3          GS DISTRESSED OPPORTUNITIES OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3558  4            GS DISTRESSED OPPORTUNITIES FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3559  5              GS DISTRESSED OPPORTUNITIES FUND          525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3560  3          GS Distressed Opportunities Offshore          525990 - Other        George Town             CAYMAN ISLANDS
                   Holdings Advisors, Inc.                     Financial Vehicles
3561  4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3562  3          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II       525990 - Other        New York       NY       UNITED STATES
                   ACCESS FUND ADVISORS, L.L.C.                Financial Vehicles
3563  4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II     525990 - Other        New York       NY       UNITED STATES
                     ACCESS FUND, L.P.                         Financial Vehicles
3564  3          GS MERCHANT BANKING ACCESS 2006 ADVISORS,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3565  4            GOLDMAN SACHS MERCHANT BANKING ACCESS       525990 - Other        New York       NY       UNITED STATES
                     FUND 2006, L.P.                           Financial Vehicles
3566  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3567  6                W2007 FINANCE SUB, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3568  7                  BLACKSTONE HLT PRINCIPAL              531390 - Other        New York       NY       UNITED STATES
                           TRANSACTION PARTNERS, L.P.          activities related to
                                                               real estate
3569  7                  W2007 230 PARK, LLC                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3570  7                  W2007 BEAR L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3571  7                  W2007 MVP HOTELS, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3572  7                  W2007/ACEP HOLDINGS, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3573  8                    AMERICAN CASINO & ENTERTAINMENT     525990 - Other        Wilmington     DE       UNITED STATES
                             PROPERTIES LLC                    Financial Vehicles
3574  7                  WHITEHALL EUROPEAN RE 6 S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3575  8                    ZWINGER OPCO 6 B.V.                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3576  9                      ATLANTIC 2 - BERENICE FONDO       525990 - Other        Milan                   ITALY (OTHER)
                               COMUNE DI INVESTIMENTO          Financial Vehicles
                               IMMOBILIARE DI TIPO CHIUSO
3577  7                  WHITEHALL EUROPEAN RE 7 S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3578  7                  WHITEHALL EUROPEAN RE 8 S. A R.L.     525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

3451  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3452  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3453  3          GOLDMAN SACHS PEP IX MANAGER ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3454  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     - MANAGER FUND, L.P.                                            General Partner.
3455  3          GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.  100        N/A

3456  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3457  3          GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS        100        N/A
                   ADVISORS, INC.
3458  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3459  5              GS PEP IX Offshore YES Holdings Corp.     100        N/A

3460  6                YES NETWORK HOLDING COMPANY, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3461  5              GS PEP SAFWAY HOLDINGS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3462  3          GOLDMAN SACHS PEP NEW PARTNERS MANAGER        N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3463  4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3464  3          GOLDMAN SACHS PEP X ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3465  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
3466  3          GOLDMAN SACHS PEP X DIRECT INVESTMENT         N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3467  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   N/A        N/A        The direct holder is a
                     DIRECT INVESTMENT FUND, L.P.                                    General Partner.
3468  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3469  3          GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3470  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   N/A        N/A        The direct holder is a
                     MANAGER FUND, L.P.                                              General Partner.
3471  3          GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.   100        N/A

3472  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3473  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3474  3          GOLDMAN SACHS PEP X OFFSHORE HOLDINGS         100        N/A
                   ADVISORS, INC.
3475  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3476  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY ADVISORS, L.L.C.                                           Managing Member.
3477  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND, L.P.                                               General Partner.
3478  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY II ADVISORS, L.L.C.                                        Managing Member.
3479  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II, L.P.                                            General Partner.
3480  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   ENERGY II OFFSHORE ADVISORS, INC.

3481  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II OFFSHORE, L.P.                                   General Partner.
3482  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   ENERGY II OFFSHORE HOLDINGS ADVISORS, INC.

3483  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II OFFSHORE HOLDINGS, L.P.                          General Partner.
3484  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   HEALTHCARE OFFSHORE ADVISORS, INC.
3485  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                         General Partner.
3486  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     HEALTHCARE FUND OFFSHORE, L.P.                                  General Partner.
3487  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED HEALTHCARE FUND OFFSHORE                         Limited Partner.
                       HOLDINGS, L.P.
3488  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC.
3489  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES ADVISORS, L.L.C.                                    Managing Member.
3490  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND, L.P.                                        General Partner.
3491  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.                            Managing Member.
3492  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND II, L.P.                                     General Partner.
3493  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.
3494  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE, L.P.                               General Partner.
3495  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED OPPORTUNITIES FUND                               Limited Partner.
                       OFFSHORE HOLDINGS, L.P.
3496  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,
                   INC.
3497  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS,                           General Partner.
                     L.P.
3498  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND (AP) OFFSHORE ADVISORS, INC.
3499  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.                         General Partner.
3500  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       MULTI-STRATEGY FUND (AP) OFFSHORE                             Limited Partner.
                       HOLDINGS, L.P.
3501  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.
3502  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND (AP) OFFSHORE                               General Partner.
                     HOLDINGS, L.P.
3503  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND OFFSHORE ADVISORS, INC.
3504  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND OFFSHORE, L.P.                              General Partner.
3505  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       MULTI-STRATEGY FUND OFFSHORE HOLDINGS,                        Limited Partner.
                        L.P.
3506  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.
3507  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND OFFSHORE HOLDINGS,                          General Partner.
                      L.P.
3508  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004    N/A        N/A        The direct holder is a
                   EMPLOYEE FUNDS GP, L.L.C.                                         Managing Member.
3509  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 EMPLOYEE FUND OFFSHORE, L.P.                               General Partner.
3510  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 EMPLOYEE FUND, L.P.                                        General Partner.
3511  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3512  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
3513  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   N/A        N/A        The direct holder is a
                   II OFFSHORE ADVISORS, LLC                                         Managing Member.
3514  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   N/A        N/A        The direct holder is a
                     II OFFSHORE, L.P.                                               General Partner.
3515  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   N/A        N/A        The direct holder is a
                   II OFFSHORE HOLDINGS ADVISORS, LLC                                Managing Member.
3516  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   N/A        N/A        The direct holder is a
                     II OFFSHORE HOLDINGS, L.P.                                      General Partner.
3517  3          GOLDMAN SACHS VINTAGE FUND IV ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3518  4            GOLDMAN SACHS VINTAGE FUND IV, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3519  5              GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3520  3          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND   N/A        N/A        The direct holder is a
                   GP, L.L.C.                                                        Managing Member.
3521  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      100        N/A
                     FUND OFFSHORE, LTD.
3522  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3523  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND   100        N/A
                     OFFSHORE, LTD.
3524  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3525  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH    100        N/A

3526  4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3527  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3528  4            GOLDMAN SACHS VINTAGE FUND V EUROPE         N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3529  4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3530  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3531  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3532  3          GOLDMAN SACHS VINTAGE FUND V HOLDINGS         100        N/A
                   ADVISORS, INC.
3533  4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3534  3          GOLDMAN SACHS VINTAGE FUND V INITIAL          100        N/A
                   PARTNER GMBH
3535  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         100        N/A
                   ADVISORS, INC.
3536  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3537  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         100        N/A
                   HOLDINGS ADVISORS, INC.
3538  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE       N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3539  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3540  3          GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3541  4            GOLDMAN SACHS VINTAGE FUND III, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3542  5              VF III HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3543  3          GOLDMAN SACHS VINTAGE III OFFSHORE            100        N/A
                   ADVISORS, INC.
3544  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3545  5              GOLDMAN SACHS VINTAGE FUND III OFFSHORE   N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3546  3          GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS   100        N/A
                   ADVISORS, INC.
3547  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE     N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3548  3          GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3549  4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3550  3          GS CONCENTRATED ENERGY OFFSHORE ADVISORS,     100        N/A
                   INC.
3551  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND OFFSHORE, L.P.                                      General Partner.
3552  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED ENERGY FUND OFFSHORE                             Limited Partner.
                       HOLDINGS, L.P.
3553  3          GS CONCENTRATED ENERGY OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3554  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                             General Partner.
3555  3          GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3556  4            GS DISTRESSED OPPORTUNITIES FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3557  3          GS DISTRESSED OPPORTUNITIES OFFSHORE          100        N/A
                   ADVISORS, INC.
3558  4            GS DISTRESSED OPPORTUNITIES FUND            N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3559  5              GS DISTRESSED OPPORTUNITIES FUND          N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3560  3          GS Distressed Opportunities Offshore          100        N/A
                   Holdings Advisors, Inc.
3561  4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE   N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3562  3          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II       N/A        N/A        The direct holder is a
                   ACCESS FUND ADVISORS, L.L.C.                                      Managing Member.
3563  4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II     N/A        N/A        The direct holder is a
                     ACCESS FUND, L.P.                                               General Partner.
3564  3          GS MERCHANT BANKING ACCESS 2006 ADVISORS,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3565  4            GOLDMAN SACHS MERCHANT BANKING ACCESS       N/A        N/A        The direct holder is a
                     FUND 2006, L.P.                                                 General Partner.
3566  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3567  6                W2007 FINANCE SUB, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3568  7                  BLACKSTONE HLT PRINCIPAL              N/A        32
                           TRANSACTION PARTNERS, L.P.

3569  7                  W2007 230 PARK, LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3570  7                  W2007 BEAR L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3571  7                  W2007 MVP HOTELS, LLC                 94         N/A

3572  7                  W2007/ACEP HOLDINGS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3573  8                    AMERICAN CASINO & ENTERTAINMENT     N/A        100
                             PROPERTIES LLC
3574  7                  WHITEHALL EUROPEAN RE 6 S.A R.L.      70         N/A        This holding represents
                                                                                     ownership in Class F shares.
3575  8                    ZWINGER OPCO 6 B.V.                 100        N/A

3576  9                      ATLANTIC 2 - BERENICE FONDO       94         N/A
                               COMUNE DI INVESTIMENTO
                               IMMOBILIARE DI TIPO CHIUSO
3577  7                  WHITEHALL EUROPEAN RE 7 S.A R.L.      84         N/A        This holding represents
                                                                                     ownership in Class A shares.
3578  7                  WHITEHALL EUROPEAN RE 8 S. A R.L.     84         N/A        This holding represents
                                                                                     ownership in Class A shares.

3579  6                WHITEHALL EUROPEAN RE 4 S.A R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3580  7                  ZWINGER OPCO 6 B.V.                   525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3581  6                WHITEHALL EUROPEAN RE 5 S.A R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3582  7                  ZWINGER OPCO 6 B.V.                   525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3583  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3584  4            GS Mount Kellett Capital Partners Access    525990 - Other        New York       NY       UNITED STATES
                     Fund, L.P.                                Financial Vehicles
3585  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3586  4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS    525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3587  4            GS Mount Kellett Capital Partners Access    525990 - Other        George Town             CAYMAN ISLANDS
                     Corporate Feeder Fund, Ltd.               Financial Vehicles
3588  4            GS Mount Kellett Capital Partners Access    525990 - Other        George Town             CAYMAN ISLANDS
                     Fund Offshore, L.P.                       Financial Vehicles
3589  3          GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3590  4            GS PE CSEC CORPORATE HOLDINGS, L.P.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3591  5              GS ESF QEP OFFSHORE HOLDINGS CORP.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3592  3          GS PE CSEC OFFSHORE ADVISORS, INC.            551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3593  4            GS PE CSEC OFFSHORE, L.P.                   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3594  5              GS PE CSEC OFFSHORE HOLDINGS, L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3595  3          GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3596  4            GS PE CSEC OFFSHORE HOLDINGS, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3597  3          GS PEP 1999 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3598  4            GS PRIVATE EQUITY PARTNERS 1999, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3599  3          GS PEP 1999 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3600  4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3601  3          GS PEP 1999 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3602  4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3603  3          GS PEP 1999 OFFSHORE ADVISORS, INC.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3604  4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3605  3          GS PEP 2000 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3606  4            GS PRIVATE EQUITY PARTNERS 2000, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3607  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3608  3          GS PEP 2000 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3609  4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3610  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3611  3          GS PEP 2000 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3612  4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3613  5              GS Private Equity Partners 2000 -         525990 - Other        George Town             CAYMAN ISLANDS
                       Manager BC Holdings Limited             Financial Vehicles
3614  3          GS PEP 2000 OFFSHORE ADVISORS, INC            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3615  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3616  3          GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3617  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3618  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3619  5              GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3620  3          GS PEP 2002 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3621  4            GS PRIVATE EQUITY PARTNERS 2002, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3622  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3623  3          GS PEP 2002 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3624  4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3625  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3626  3          GS PEP 2002 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3627  4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3628  3          GS PEP 2002 OFFSHORE ADVISORS, INC.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3629  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3630  3          GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3631  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3632  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3633  3          GS PEP II ADVISORS (SC), L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3634  4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN     525990 - Other        New York       NY       UNITED STATES
                     COMPANY) - MANAGER FUND, L.P.             Financial Vehicles
3635  3          GS PEP II ADVISORS, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3636  4            GS PRIVATE EQUITY PARTNERS II, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3637  5              GS CAPITAL PARTNERS III, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3638  3          GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3639  4            GS PRIVATE EQUITY PARTNERS II-DIRECT        525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3640  3          GS PEP II MANAGER ADVISORS, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3641  4            GS PRIVATE EQUITY PARTNERS II - MANAGER     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3642  3          GS PEP II OFFSHORE ADVISORS, INC.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3643  4            GS PRIVATE EQUITY PARTNERS II OFFSHORE,     525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3644  5              GS CAPITAL PARTNERS III OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3645  3          GS PEP III ADVISORS, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3646  4            GS PRIVATE EQUITY PARTNERS III, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3647  5              GS CAPITAL PARTNERS III, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3648  3          GS PEP III OFFSHORE ADVISORS, INC.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3649  4            GS PRIVATE EQUITY PARTNERS III OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3650  3          GS PEP OFFSHORE ADVISORS (NBK), INC.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3651  4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3652  3          GS PEP SAFWAY HOLDINGS, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


3653  3          GS PEP TECH 2000 ADVISORS, L.L.C.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3654  4            GS PEP TECHNOLOGY FUND 2000, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3655  3          GS PEP TECH 2000 OFFSHORE ADVISORS, INC.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3656  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3657  3          GS PEP TECH 2000 OFFSHORE HOLDINGS            525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3658  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3659  3          GS PRIVATE EQUITY ALLOCATION ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3660  4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3661  3          GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3662  3          GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3663  3          GS PRIVATE EQUITY MANAGEMENT, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3664  3          GS RA PROGRAM I ADVISORS, INC.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3665  4            GS RA PROGRAM I, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3666  3          GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS,   525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3667  4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES     525990 - Other        New York       NY       UNITED STATES
                     FUND 2006, L.P.                           Financial Vehicles
3668  5              GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3669  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3670  3          GS SPECIAL OPPORTUNITIES 2006 ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3671  4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND    525990 - Other        New York       NY       UNITED STATES
                     2006, L.P.                                Financial Vehicles
3672  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3673  3          GS Special Opportunities 2008 Advisors,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3674  4            Goldman Sachs Special Opportunities Fund    525990 - Other        New York       NY       UNITED STATES
                     2008, L.P.                                Financial Vehicles
3675  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3676  4            GS U.S. MIDDLE MARKET BUYOUT FUND           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3677  5              GS U.S. MIDDLE MARKET BUYOUT FUND         525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3678  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3679  4            GS U.S. MIDDLE MARKET BUYOUT FUND           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3680  3          GS VINTAGE ADVISORS, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3681  4            GS VINTAGE FUND, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3682  3          GS VINTAGE FUND OFFSHORE, LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3683  4            GS VINTAGE FUND OFFSHORE, L.P.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3684  3          GS VINTAGE II ADVISORS, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3685  4            GS VINTAGE FUND II, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3686  3          GS VINTAGE II OFFSHORE ADVISORS, INC.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3687  4            GS VINTAGE FUND II OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3688  5              GS VINTAGE FUND II OFFSHORE HOLDINGS,     525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3689  3          GS VINTAGE II OFFSHORE HOLDINGS ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3690  4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3691  3          GS VINTAGE OFFSHORE ADVISORS, INC.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3692  4            GS VINTAGE FUND OFFSHORE, L.P.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3693  3          GS VINTAGE/REAL ESTATE MEZZANINE ACCESS       525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3694  4            GOLDMAN SACHS VINTAGE/REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                     MEZZANINE ACCESS FUND, L.P.               Financial Vehicles
3695  3          GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3696  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3697  3          GS WLR OPPORTUNITIES ADVISORS, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3698  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3699  3          Goldman Sachs Early Secondaries Advisors,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3700  4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3701  3          Goldman Sachs PEG Advisors, Inc.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3702  3          Goldman Sachs PEP 2004 US-Focused (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   Offshore Holdings Advisors, Inc.            Financial Vehicles
3703  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3704  3          Goldman Sachs Private Equity Opportunities    525990 - Other        George Town             CAYMAN ISLANDS
                   Advisors, Inc.                              Financial Vehicles
3705  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES, L.P.                       Financial Vehicles
3706  5              Exeter Finance Holdings, L.P.             525990 - Other        Atlanta        GA       UNITED STATES

3579  6                WHITEHALL EUROPEAN RE 4 S.A R.L.        100        N/A

3580  7                  ZWINGER OPCO 6 B.V.                   100        N/A

3581  6                WHITEHALL EUROPEAN RE 5 S.A R.L.        99         N/A

3582  7                  ZWINGER OPCO 6 B.V.                   100        N/A

3583  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3584  4            GS Mount Kellett Capital Partners Access    N/A        N/A        The direct holder is a
                     Fund, L.P.                                                      General Partner.
3585  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      100        N/A
                   OFFSHORE ADVISORS, INC.
3586  4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS    N/A        N/A        The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                    General Partner.
3587  4            GS Mount Kellett Capital Partners Access    100        N/A
                     Corporate Feeder Fund, Ltd.
3588  4            GS Mount Kellett Capital Partners Access    N/A        N/A        The direct holder is a
                     Fund Offshore, L.P.                                             General Partner.
3589  3          GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.  100        N/A

3590  4            GS PE CSEC CORPORATE HOLDINGS, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3591  5              GS ESF QEP OFFSHORE HOLDINGS CORP.        100        N/A

3592  3          GS PE CSEC OFFSHORE ADVISORS, INC.            100        N/A


3593  4            GS PE CSEC OFFSHORE, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3594  5              GS PE CSEC OFFSHORE HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3595  3          GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.   100        N/A


3596  4            GS PE CSEC OFFSHORE HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3597  3          GS PEP 1999 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3598  4            GS PRIVATE EQUITY PARTNERS 1999, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3599  3          GS PEP 1999 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3600  4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3601  3          GS PEP 1999 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3602  4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3603  3          GS PEP 1999 OFFSHORE ADVISORS, INC.           100        N/A

3604  4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3605  3          GS PEP 2000 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3606  4            GS PRIVATE EQUITY PARTNERS 2000, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3607  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3608  3          GS PEP 2000 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3609  4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3610  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3611  3          GS PEP 2000 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3612  4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3613  5              GS Private Equity Partners 2000 -         100        N/A
                       Manager BC Holdings Limited
3614  3          GS PEP 2000 OFFSHORE ADVISORS, INC            100        N/A

3615  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3616  3          GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3617  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE    N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3618  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3619  5              GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3620  3          GS PEP 2002 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3621  4            GS PRIVATE EQUITY PARTNERS 2002, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3622  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3623  3          GS PEP 2002 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3624  4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3625  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3626  3          GS PEP 2002 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3627  4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3628  3          GS PEP 2002 OFFSHORE ADVISORS, INC.           100        N/A

3629  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3630  3          GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3631  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE    N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3632  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3633  3          GS PEP II ADVISORS (SC), L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3634  4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN     N/A        N/A        The direct holder is a
                     COMPANY) - MANAGER FUND, L.P.                                   General Partner.
3635  3          GS PEP II ADVISORS, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3636  4            GS PRIVATE EQUITY PARTNERS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3637  5              GS CAPITAL PARTNERS III, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3638  3          GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3639  4            GS PRIVATE EQUITY PARTNERS II-DIRECT        N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3640  3          GS PEP II MANAGER ADVISORS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3641  4            GS PRIVATE EQUITY PARTNERS II - MANAGER     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3642  3          GS PEP II OFFSHORE ADVISORS, INC.             100        N/A

3643  4            GS PRIVATE EQUITY PARTNERS II OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3644  5              GS CAPITAL PARTNERS III OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3645  3          GS PEP III ADVISORS, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3646  4            GS PRIVATE EQUITY PARTNERS III, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3647  5              GS CAPITAL PARTNERS III, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3648  3          GS PEP III OFFSHORE ADVISORS, INC.            100        N/A

3649  4            GS PRIVATE EQUITY PARTNERS III OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3650  3          GS PEP OFFSHORE ADVISORS (NBK), INC.          100        N/A

3651  4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3652  3          GS PEP SAFWAY HOLDINGS, L.L.C.                N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
3653  3          GS PEP TECH 2000 ADVISORS, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3654  4            GS PEP TECHNOLOGY FUND 2000, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3655  3          GS PEP TECH 2000 OFFSHORE ADVISORS, INC.      100        N/A

3656  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3657  3          GS PEP TECH 2000 OFFSHORE HOLDINGS            100        N/A
                   ADVISORS, INC.
3658  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3659  3          GS PRIVATE EQUITY ALLOCATION ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3660  4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3661  3          GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3662  3          GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.   100        N/A

3663  3          GS PRIVATE EQUITY MANAGEMENT, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3664  3          GS RA PROGRAM I ADVISORS, INC.                100        N/A

3665  4            GS RA PROGRAM I, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3666  3          GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3667  4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     FUND 2006, L.P.                                                 General Partner.
3668  5              GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3669  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3670  3          GS SPECIAL OPPORTUNITIES 2006 ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3671  4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND    N/A        N/A        The direct holder is a
                     2006, L.P.                                                      General Partner.
3672  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3673  3          GS Special Opportunities 2008 Advisors,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3674  4            Goldman Sachs Special Opportunities Fund    N/A        N/A        The direct holder is a
                     2008, L.P.                                                      General Partner.
3675  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         100        N/A
                   ADVISORS, INC.
3676  4            GS U.S. MIDDLE MARKET BUYOUT FUND           N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3677  5              GS U.S. MIDDLE MARKET BUYOUT FUND         N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3678  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         100        N/A
                   HOLDINGS ADVISORS, INC.
3679  4            GS U.S. MIDDLE MARKET BUYOUT FUND           N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3680  3          GS VINTAGE ADVISORS, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3681  4            GS VINTAGE FUND, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3682  3          GS VINTAGE FUND OFFSHORE, LTD.                100        N/A

3683  4            GS VINTAGE FUND OFFSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3684  3          GS VINTAGE II ADVISORS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3685  4            GS VINTAGE FUND II, L.P.                    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3686  3          GS VINTAGE II OFFSHORE ADVISORS, INC.         100        N/A

3687  4            GS VINTAGE FUND II OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3688  5              GS VINTAGE FUND II OFFSHORE HOLDINGS,     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3689  3          GS VINTAGE II OFFSHORE HOLDINGS ADVISORS,     100        N/A
                   INC.
3690  4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3691  3          GS VINTAGE OFFSHORE ADVISORS, INC.            100        N/A

3692  4            GS VINTAGE FUND OFFSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
3693  3          GS VINTAGE/REAL ESTATE MEZZANINE ACCESS       N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3694  4            GOLDMAN SACHS VINTAGE/REAL ESTATE           N/A        N/A        The direct holder is a
                     MEZZANINE ACCESS FUND, L.P.                                     General Partner.
3695  3          GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.  100        N/A

3696  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3697  3          GS WLR OPPORTUNITIES ADVISORS, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3698  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3699  3          Goldman Sachs Early Secondaries Advisors,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3700  4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3701  3          Goldman Sachs PEG Advisors, Inc.              100        N/A

3702  3          Goldman Sachs PEP 2004 US-Focused (KP)        100        N/A
                   Offshore Holdings Advisors, Inc.
3703  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3704  3          Goldman Sachs Private Equity Opportunities    100        N/A
                   Advisors, Inc.
3705  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     OPPORTUNITIES, L.P.                                             General Partner.
3706  5              Exeter Finance Holdings, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3707  6                Exeter Finance Corp.                    522220 - Sales        Irving         TX       UNITED STATES
                                                               Financing
3708  7                  EXETER FUNDING LLC                    525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
3709  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES    525990 - Other        George Town             CAYMAN ISLANDS
                       ADVISORS, INC.                          Financial Vehicles
3710  6                PRIVATE EQUITY SECONDARY                525990 - Other        George Town             CAYMAN ISLANDS
                         OPPORTUNITIES, L.P.                   Financial Vehicles
3711  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES,   525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3712  5              TECHPROCESS SOLUTIONS LIMITED             522320 - Financial    Mumbai                  INDIA (OTHER)
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3713  5              TP HOLD CO (MAURITIUS) LTD.               525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3714  3          Goldman Sachs Vintage Fund IV Offshore        525990 - Other        George Town             CAYMAN ISLANDS
                   Advisors, Inc.                              Financial Vehicles
3715  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE,     525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3716  3          Goldman Sachs Vintage Fund IV Offshore        525990 - Other        George Town             CAYMAN ISLANDS
                   Holdings Advisors, Inc.                     Financial Vehicles
3717  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3718  5              GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3719  3          MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS,    525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3720  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3721  3          RICHMOND ACQUISITION GP, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3722  4            Richmond Acquisition, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3723  3          VF III HOLDINGS OFFSHORE ADVISORS, INC.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3724  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3725  2        GSCP EXPRO ADVISORS OFFSHORE, INC.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3726  3          GSCP EXPRO INVESTORS OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3727  2        GSCP KMI ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3728  3          GSCP KMI INVESTORS, L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3729  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3730  2        GSCP KMI OFFSHORE ADVISORS, INC.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3731  3          GSCP KMI INVESTORS OFFSHORE, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3732  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3733  2        GSCP LATIN AMERICA LLC                          522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
3734  2        GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.        522298 - All Other    Mexico City             MEXICO
                                                               Nondepository Credit
                                                               Intermediation
3735  2        GSCP V AIV, L.P.                                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3736  2        GSCP V INSTITUTIONAL AIV, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3737  2        GSCP VI ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3738  3          GS CAPITAL PARTNERS VI FUND, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3739  2        GSCS HOLDINGS I, LLC                            525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
3740  3          GSCS HOLDINGS II, LLC                         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3741  2        GSEM (DEL) INC.                                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3742  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3743  3          GSEM (DEL) HOLDINGS, L.P.                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3744  3          GSEM (DEL) LLC                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3745  4            GS EQUITY MARKETS, L.P.                     525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3746  2        GSEM ADVISORS, L.L.C.                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3747  2        GSFS INVESTMENTS I CORP.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3748  3          CASPIAN FINANCING LLC                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3749  4            ENTERTAINMENT ACQUISITION FINANCING LLC     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3750  3          ENERGY CENTER HOLDINGS, LLC                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3751  3          GS LEASING (KCSR 2005-1) LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3752  3          GS LS LEASING LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3753  3          GS SOLAR POWER I, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3754  3          GS WIND HOLDINGS LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3755  3          GS WIND POWER II, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3756  3          GSFS INVESTMENTS III, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3757  3          GSFS INVESTMENTS IV, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3758  3          GSFS IV LLC                                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3759  3          HILCO TRADING, LLC                            525990 - Other        Northbrook     IL       UNITED STATES
                                                               Financial Vehicles
3760  3          RAFT RIVER I HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3761  3          VOLITO AVIATION SERVICES AB                   541990 - All Other    Malmo                   SWEDEN
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
3762  2        GSGROUP NMTC INVESTOR LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3763  2        GSIP HOLDCO A LLC                               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3764  3          GOLDMAN SACHS INVESTMENT PARTNERS             525910 - Open-End     Wilmington     DE       UNITED STATES
                   AGGREGATING FUND, L.P.                      Investment Funds
3765  3          GSIP HOLDCO B LLC                             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3766  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND, L.P.                    Investment Funds
3767  2        GSJC 30 HUDSON URBAN RENEWAL L.L.C.             531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3768  2        GSJC 50 HUDSON URBAN RENEWAL L.L.C.             531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3769  2        GSJC LAND LLC                                   531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
3770  3          PH PIER MANAGEMENT LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3771  2        GSJC MASTER LESSEE L.L.C.                       531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
3772  2        GSPS STRATEGIES CORP.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3773  3          GSPS (DEL) L.P.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3774  3          GSPS INVESTMENTS LIMITED                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3775  4            GOLDMAN SACHS BANK (EUROPE) PLC             522110 - Commercial   Dublin                  IRELAND
                                                               Banking
3776  4            VESTRA WEALTH LLP                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3777  5              VESTRA CAPITAL LIMITED                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3778  5              VESTRA NOMINEES LIMITED                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3779  5              VESTRA SOLUTIONS LIMITED                  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3780  5              VESTRA WEALTH (JERSEY) LIMITED            525990 - Other        St. Helier              JERSEY
                                                               Financial Vehicles
3781  5              VESTRA WEALTH LIMITED                     525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3782  2        GSSM HOLDING (U.K.)                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3783  2        GSSO (ASIA) OFFSHORE, LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3784  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
3785  2        GSSO (ASIA), LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3786  3          GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3787  4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3788  4            GSSOAF HOLDING COMPANY                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3789  2        GSTM LLC                                        551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3790  3          SLK LLC                                       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3791  4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.    523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3792  5              SPEAR, LEEDS & KELLOGG SPECIALISTS LLC    523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3793  2        GSTP LLC                                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3794  2        GSUIG REAL ESTATE MEMBER LLC                    525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3795  3          GSLM FUND MEMBER LLC                          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3796  3          WEST 116TH ST. LIHTC LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3797  2        GSUIG, L.L.C.                                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3798  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3799  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3800  2        Goldman Sachs Developing Markets Real Estate    525990 - Other        London                  UNITED KINGDOM
                 Cooperatief U.A.                              Financial Vehicles                            (OTHER)
3801  2        Goldman Sachs Mount Kellett Capital Partners    525990 - Other        New York       NY       UNITED STATES
                 Employee Funds GP, L.L.C.                     Financial Vehicles
3802  3          GOLDMAN SACHS MOUNT KELLETT CAPITAL           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                  Financial Vehicles
3803  3          Goldman Sachs Mount Kellett Capital           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Offshore PMD QP Fund, Ltd.         Financial Vehicles
3804  2        Goldman Sachs Private Equity Group Master       525990 - Other        New York       NY       UNITED STATES
                 Fund VI, LLC                                  Financial Vehicles
3805  2        Goldman Sachs TDN Investors Offshore, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3806  2        HULL TRADING ASIA LIMITED                       551112 - Offices of   Central                 HONG KONG
                                                               Other Holding
                                                               Companies
3807  3          GOLDMAN SACHS LLC                             525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3808  4            GOLDMAN SACHS VENTURE LLC                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
3809  5              GOLDMAN SACHS 2, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3810  5              GOLDMAN SACHS 3, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3811  2        Hyatt Hotels Corporation                        531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
3812  2        J. ARON HOLDINGS, L.P.                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3813  3          GOLDMAN SACHS TRADING AND CLEARING SERVICES   523110 - Investment   Amsterdam               NETHERLANDS
                   (NETHERLANDS) B.V.                          Banking and
                                                               Securities Dealing
3814  3          J. ARON & COMPANY                             523130 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Dealing
3815  4            GAS ROYALTY HOLDING, LLC                    551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3816  4            GOLDMAN SACHS (DELAWARE) HOLDING            551112 - Offices of   New York       NY       UNITED STATES
                     CORPORATION                               Other Holding
                                                               Companies
3817  4            GOLDMAN SACHS TRADING AND CLEARING          523110 - Investment   Amsterdam               NETHERLANDS
                     SERVICES (NETHERLANDS) B.V.               Banking and
                                                               Securities Dealing
3818  4            INDEPENDENCE POWER MARKETING, LLC           523140 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Brokerage
3819  4            PROP-GS FUNDO DE INVESTIMENTO               525990 - Other        Rio de Janeiro          BRAZIL
                     MULTIMERCADO CREDITO                      Financial Vehicles
                     PRIVADO-INVESTIMENTO NO EXTERIOR
3820  5              HORIZON FUND                              523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3821  2        JLM PACIFIC EPOCH LLC                           54161 - Management    New York       NY       UNITED STATES
                                                               Consulting Services
3822  3          Beijing JL McGregor Consulting Company        54161 - Management    Beijing                 CHINA, PEOPLES
                   Limited                                     Consulting Services                           REPUBLIC OF
3823  3          JL MCGREGOR ADVISORS LLC                      54161 - Management    New York       NY       UNITED STATES
                                                               Consulting Services
3824  2        KALORAMA GP, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3825  3          KALORAMA, L.P.                                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3826  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         525990 - Other        Amsterdam               NETHERLANDS
                     COOPERATIEVE U.A.                         Financial Vehicles
3827  4            GSPX, L.P.                                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3828  2        LHI Goldman Sachs Real Estate Parallel Fund     525990 - Other        London                  UNITED KINGDOM
                 GmbH & Co. KG                                 Financial Vehicles                            (OTHER)
3829  2        LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR     525990 - Other        George Town             CAYMAN ISLANDS
                 I, L.P.                                       Financial Vehicles
3830  2        LS UNIT TRUST 2009-I                            525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3831  2        LUSIGHT LIMITED                                 561499 - All Other    London                  UNITED KINGDOM
                                                               Business Support                              (OTHER)
                                                               Services
3832  3          Lusight Canada Inc.                           561499 - All Other    Toronto        ON       CANADA
                                                               Business Support
                                                               Services
3833  2        MACARTHUR PHASE A LIHTC LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3834  2        MAIN STREET MORTGAGE COMPANY, LIMITED           522292 - Real Estate  New York       NY       UNITED STATES
                 PARTNERSHIP                                   Credit

3707  6                Exeter Finance Corp.                    42         N/A

3708  7                  EXETER FUNDING LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3709  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES    100        N/A
                       ADVISORS, INC.
3710  6                PRIVATE EQUITY SECONDARY                N/A        N/A        The direct holder is a
                         OPPORTUNITIES, L.P.                                         General Partner.
3711  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES,   N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3712  5              TECHPROCESS SOLUTIONS LIMITED             35         N/A




3713  5              TP HOLD CO (MAURITIUS) LTD.               35         N/A

3714  3          Goldman Sachs Vintage Fund IV Offshore        100        N/A
                   Advisors, Inc.
3715  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3716  3          Goldman Sachs Vintage Fund IV Offshore        100        N/A
                   Holdings Advisors, Inc.
3717  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE      N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3718  5              GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3719  3          MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS,    100        N/A
                   INC.
3720  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
3721  3          RICHMOND ACQUISITION GP, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3722  4            Richmond Acquisition, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3723  3          VF III HOLDINGS OFFSHORE ADVISORS, INC.       100        N/A

3724  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3725  2        GSCP EXPRO ADVISORS OFFSHORE, INC.              100        N/A

3726  3          GSCP EXPRO INVESTORS OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3727  2        GSCP KMI ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3728  3          GSCP KMI INVESTORS, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3729  4            Kinder Morgan Holdco LLC                    25         N/A

3730  2        GSCP KMI OFFSHORE ADVISORS, INC.                100        N/A

3731  3          GSCP KMI INVESTORS OFFSHORE, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3732  4            Kinder Morgan Holdco LLC                    25         N/A

3733  2        GSCP LATIN AMERICA LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3734  2        GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.        100        100


3735  2        GSCP V AIV, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3736  2        GSCP V INSTITUTIONAL AIV, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3737  2        GSCP VI ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3738  3          GS CAPITAL PARTNERS VI FUND, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3739  2        GSCS HOLDINGS I, LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3740  3          GSCS HOLDINGS II, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3741  2        GSEM (DEL) INC.                                 100        N/A


3742  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3743  3          GSEM (DEL) HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3744  3          GSEM (DEL) LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3745  4            GS EQUITY MARKETS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3746  2        GSEM ADVISORS, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3747  2        GSFS INVESTMENTS I CORP.                        100        N/A

3748  3          CASPIAN FINANCING LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3749  4            ENTERTAINMENT ACQUISITION FINANCING LLC     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3750  3          ENERGY CENTER HOLDINGS, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3751  3          GS LEASING (KCSR 2005-1) LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3752  3          GS LS LEASING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3753  3          GS SOLAR POWER I, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3754  3          GS WIND HOLDINGS LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3755  3          GS WIND POWER II, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3756  3          GSFS INVESTMENTS III, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3757  3          GSFS INVESTMENTS IV, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3758  3          GSFS IV LLC                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3759  3          HILCO TRADING, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3760  3          RAFT RIVER I HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3761  3          VOLITO AVIATION SERVICES AB                   20         N/A



3762  2        GSGROUP NMTC INVESTOR LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3763  2        GSIP HOLDCO A LLC                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3764  3          GOLDMAN SACHS INVESTMENT PARTNERS             N/A        N/A        The direct holder is a
                   AGGREGATING FUND, L.P.                                            Limited Partner.
3765  3          GSIP HOLDCO B LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3766  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND, L.P.                                          Limited Partner.
3767  2        GSJC 30 HUDSON URBAN RENEWAL L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3768  2        GSJC 50 HUDSON URBAN RENEWAL L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3769  2        GSJC LAND LLC                                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3770  3          PH PIER MANAGEMENT LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3771  2        GSJC MASTER LESSEE L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3772  2        GSPS STRATEGIES CORP.                           100        N/A


3773  3          GSPS (DEL) L.P.                               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3774  3          GSPS INVESTMENTS LIMITED                      100        N/A

3775  4            GOLDMAN SACHS BANK (EUROPE) PLC             100        N/A

3776  4            VESTRA WEALTH LLP                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3777  5              VESTRA CAPITAL LIMITED                    100        N/A

3778  5              VESTRA NOMINEES LIMITED                   100        N/A

3779  5              VESTRA SOLUTIONS LIMITED                  100        N/A

3780  5              VESTRA WEALTH (JERSEY) LIMITED            100        N/A

3781  5              VESTRA WEALTH LIMITED                     100        N/A

3782  2        GSSM HOLDING (U.K.)                             99         N/A

3783  2        GSSO (ASIA) OFFSHORE, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3784  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
3785  2        GSSO (ASIA), LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3786  3          GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3787  4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3788  4            GSSOAF HOLDING COMPANY                      100        N/A

3789  2        GSTM LLC                                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3790  3          SLK LLC                                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3791  4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3792  5              SPEAR, LEEDS & KELLOGG SPECIALISTS LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3793  2        GSTP LLC                                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3794  2        GSUIG REAL ESTATE MEMBER LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3795  3          GSLM FUND MEMBER LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3796  3          WEST 116TH ST. LIHTC LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3797  2        GSUIG, L.L.C.                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3798  3          BUCK HOLDINGS L.P.                            100        12

3799  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3800  2        Goldman Sachs Developing Markets Real Estate    N/A        N/A        The direct holder is a
                 Cooperatief U.A.                                                    Non-Managing Member.
3801  2        Goldman Sachs Mount Kellett Capital Partners    N/A        N/A        The direct holder is a
                 Employee Funds GP, L.L.C.                                           Non-Managing Member.
3802  3          GOLDMAN SACHS MOUNT KELLETT CAPITAL           N/A        N/A        The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                        General Partner.
3803  3          Goldman Sachs Mount Kellett Capital           100        N/A
                   Partners Offshore PMD QP Fund, Ltd.
3804  2        Goldman Sachs Private Equity Group Master       N/A        N/A        The direct holder is a
                 Fund VI, LLC                                                        Non-Managing Member.
3805  2        Goldman Sachs TDN Investors Offshore, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3806  2        HULL TRADING ASIA LIMITED                       100        N/A


3807  3          GOLDMAN SACHS LLC                             100        N/A

3808  4            GOLDMAN SACHS VENTURE LLC                   100        N/A


3809  5              GOLDMAN SACHS 2, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3810  5              GOLDMAN SACHS 3, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3811  2        Hyatt Hotels Corporation                        7          N/A


3812  2        J. ARON HOLDINGS, L.P.                          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3813  3          GOLDMAN SACHS TRADING AND CLEARING SERVICES   100        N/A
                   (NETHERLANDS) B.V.

3814  3          J. ARON & COMPANY                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3815  4            GAS ROYALTY HOLDING, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3816  4            GOLDMAN SACHS (DELAWARE) HOLDING            100        N/A
                     CORPORATION

3817  4            GOLDMAN SACHS TRADING AND CLEARING          100        N/A
                     SERVICES (NETHERLANDS) B.V.

3818  4            INDEPENDENCE POWER MARKETING, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3819  4            PROP-GS FUNDO DE INVESTIMENTO               100        N/A
                     MULTIMERCADO CREDITO
                     PRIVADO-INVESTIMENTO NO EXTERIOR
3820  5              HORIZON FUND                              100        N/A



3821  2        JLM PACIFIC EPOCH LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3822  3          Beijing JL McGregor Consulting Company        N/A        N/A        The direct holder is a
                   Limited                                                           Managing Member.
3823  3          JL MCGREGOR ADVISORS LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3824  2        KALORAMA GP, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3825  3          KALORAMA, L.P.                                N/A        N/A        The direct holder is a
                                                                                     General Partner.
3826  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         N/A        N/A        The direct holder is a
                     COOPERATIEVE U.A.                                               Non-Managing Member.
3827  4            GSPX, L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3828  2        LHI Goldman Sachs Real Estate Parallel Fund     N/A        N/A        The direct holder is a
                 GmbH & Co. KG                                                       Limited Partner.
3829  2        LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR     N/A        N/A        The direct holder is a
                 I, L.P.                                                             Limited Partner.
3830  2        LS UNIT TRUST 2009-I                            N/A        N/A        The direct holder is a
                                                                                     Trustee.
3831  2        LUSIGHT LIMITED                                 46         N/A


3832  3          Lusight Canada Inc.                           100        N/A


3833  2        MACARTHUR PHASE A LIHTC LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3834  2        MAIN STREET MORTGAGE COMPANY, LIMITED           N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.

3835  2        MERBAU ADVISORS, LTD.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3836  3          MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3837  3          MERBAU INVESTORS OFFSHORE, L.P.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3838  2        MLK DRIVE URBAN RENEWAL L.L.C.                  531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3839  2        MLQ INVESTORS, L.P.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3840  2        MLQ STRATOSPHERE, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3841  3          W2007/ACEP HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3842  2        MLQ, L.L.C.                                     551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3843  2        MONEYGRAM INTERNATIONAL, INC.                   522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3844  2        MSMC, INC.                                      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3845  3          MAIN STREET MORTGAGE COMPANY, LIMITED         522292 - Real Estate  New York       NY       UNITED STATES
                   PARTNERSHIP                                 Credit
3846  2        MTGLQ INVESTORS, L.P.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3847  2        NEXUS LLC                                       551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
3848  3          TRADEWEB MARKETS LLC                          522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3849  4            HYDROGEN HOLDINGS CORPORATION               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3850  5              HILLIARD FARBER & CO., INC.               523120 - Securities   Jersey City    NJ       UNITED STATES
                                                               Brokerage
3851  4            TRADEWEB GLOBAL HOLDING LLC                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3852  5              TRADEWEB GLOBAL LLC                       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3853  6                TRADEWEB LLC                            523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3854  6                TWEL HOLDING LLC                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3855  7                  TRADEWEB EUROPE LIMITED               523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
3856  4            TRADEWEB MARKETS INTERNATIONAL LLC          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3857  2        NORMANDY FUNDING CORP.                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3858  2        Netologic, Inc. (Investars)                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3859  2        OOO GOLDMAN SACHS BANK                          522110 - Commercial   Moscow                  RUSSIA
                                                               Banking
3860  2        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV   525990 - Other        Luxembourg              LUXEMBOURG
                 ADVISORS, LTD.                                Financial Vehicles
3861  3          OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST     525990 - Other        Luxembourg              LUXEMBOURG
                   AIV, L.P.                                   Financial Vehicles
3862  2        PEARL STREET INSURANCE COMPANY, INC.            524126 - Direct       Burlington     VT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
3863  2        POSITION BILLBOARD LLC                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3864  2        PROVIDENCE PLACE LIHTC LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3865  2        QUANTITATIVE SERVICES GROUP LLC                 561499 - All Other    Naperville     IL       UNITED STATES
                                                               Business Support
                                                               Services
3866  2        QW Holdings, LLC                                523910 -              New York       NY       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
3867  2        REGULATORY DATACORP, INC.                       561499 - All Other    New York       NY       UNITED STATES
                                                               Business Support
                                                               Services
3868  2        REP ELD GEN-PAR, L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3869  2        REP SVY REALTY HOLDINGS, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3870  2        RHYS TRUST                                      523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
3871  2        ROTHESAY LIFE, L.L.C.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3872  2        ROTHESAY PENSIONS MANAGEMENT LIMITED            524298 - All Other    London                  UNITED KINGDOM
                                                               Insurance Related                             (OTHER)
                                                               Activities
3873  2        RPWIRE LLC                                      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3874  2        SBI JAPANNEXT CO., LTD.                         523120 - Securities   Tokyo                   JAPAN
                                                               Brokerage
3875  2        SCLQ, S. DE R.L. DE C.V.                        525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
3876  2        SITE 26 HOLDINGS INC.                           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3877  3          GOLDMAN SACHS HEADQUARTERS LLC                531390 - Other        New York       NY       UNITED STATES
                                                               activities related to
                                                               real estate
3878  2        SOPAC LLC                                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3879  2        SOUTHERN PACIFIC FUNDING CORPORATION            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3880  2        SPA UNIT TRUST 2009-I                           525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3881  2        SPA UNIT TRUST 2009-II                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3882  2        SPECIAL SITUATIONS INVESTING GROUP, INC.        522294 - Secondary    NEW YORK       NY       UNITED STATES
                                                               Market Financing
3883  3          FLATIRON HOLDINGS LTD.                        525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3884  4            FLATIRON RE LTD.                            525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3885  3          Madison/Special Situations Value Fund II LLC  525990 - Other        Incline VillageNV       UNITED STATES
                                                               Financial Vehicles
3886  2        STONE STREET 1994 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3887  3          BRIDGE STREET REAL ESTATE FUND 1994, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3888  3          STONE STREET REAL ESTATE FUND 1994, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3889  2        STONE STREET 1995 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3890  2        STONE STREET 1995, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3891  2        STONE STREET 1996 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3892  3          BRIDGE STREET REAL ESTATE FUND 1996, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3893  3          STONE STREET REAL ESTATE FUND 1996, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3894  2        STONE STREET 1996, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3895  3          BRIDGE STREET FUND 1996, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3896  3          STONE STREET FUND 1996, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3897  2        STONE STREET 1997 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3898  3          BRIDGE STREET REAL ESTATE FUND 1997, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3899  3          STONE STREET REAL ESTATE FUND 1997, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3900  2        STONE STREET 1997, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3901  2        STONE STREET 1998 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3902  3          BRIDGE STREET REAL ESTATE FUND 1998, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3903  3          STONE STREET REAL ESTATE FUND 1998, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3904  2        STONE STREET 1998, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3905  2        STONE STREET 1999 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3906  3          BRIDGE STREET REAL ESTATE FUND 1999, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3907  3          STONE STREET REAL ESTATE FUND 1999, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3908  2        STONE STREET 1999, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3909  3          BRIDGE STREET FUND 1999, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3910  3          STONE STREET FUND 1999, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3911  3          STONE STREET FUND 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3912  2        STONE STREET 2000, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3913  3          BRIDGE STREET FUND 2000, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3914  2        STONE STREET ASIA, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3915  3          BRIDGE STREET ASIA FUND, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3916  3          STONE STREET ASIA FUND, L.P.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3917  4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3918  4            GSSOAF HOLDING COMPANY                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3919  2        STONE STREET FUND 1996, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3920  2        STONE STREET FUND 1999, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3921  2        STONE STREET FUND 2000, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3922  2        STONE STREET PEP TECHNOLOGY 2000, L.L.C.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3923  2        STONE STREET REAL ESTATE FUND 1996, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3924  2        STONE STREET REAL ESTATE FUND 1998, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3925  2        STONE STREET REAL ESTATE FUND 1999, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3926  2        STONE STREET REAL ESTATE FUND 2000, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3927  2        STONE STREET REALTY 2000, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3928  3          BRIDGE STREET REAL ESTATE FUND 2000, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3929  3          STONE STREET REAL ESTATE FUND 2000, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3930  2        STRATEGIC MORTGAGE HOLDINGS, INC.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3931  3          STRATEGIC MORTGAGE HOLDINGS, L.P.             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3932  2        STRATEGIC MORTGAGE HOLDINGS, L.P.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3933  2        THE EUROPEAN POWER SOURCE COMPANY B.V.          551112 - Offices of   Amsterdam               NETHERLANDS
                                                               Other Holding
                                                               Companies
3934  3          THE EUROPEAN POWER SOURCE COMPANY (U.K.)      551112 - Offices of   London                  UNITED KINGDOM
                   LIMITED                                     Other Holding                                 (OTHER)
                                                               Companies
3935  2        THE GOLDMAN SACHS FOUNDATION                    813219 - Other        New York       NY       UNITED STATES
                                                               Grantmaking and
                                                               Giving Services
3936  2        THE GOLDMAN SACHS TRUST COMPANY, NATIONAL       523991 - Trust,       Wilmington     DE       UNITED STATES
                 ASSOCIATION                                   Fiduciary, and
                                                               Custody Activities
3937  3          GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED   525910 - Open-End     Wilmington     DE       UNITED STATES
                   GROWTH FUND                                 Investment Funds
3938  3          GOLDMAN SACHS COLLECTIVE TRUST EMERGING       525910 - Open-End     Wilmington     DE       UNITED STATES
                   MARKET DEBT IMPLEMENTATION VEHICLE          Investment Funds
3939  3          GOLDMAN SACHS COLLECTIVE TRUST ENHANCED       525910 - Open-End     Wilmington     DE       UNITED STATES
                   LARGE CAP FUND                              Investment Funds
3940  3          GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD     525910 - Open-End     Wilmington     DE       UNITED STATES
                   IMPLEMENTATION VEHICLE                      Investment Funds
3941  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           525910 - Open-End     Wilmington     DE       UNITED STATES
                   DURATION FIXED INCOME FUND                  Investment Funds
3942  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           525910 - Open-End     Wilmington     DE       UNITED STATES
                   DURATION PLUS FIXED INCOME FUND             Investment Funds
3943  3          GOLDMAN SACHS COLLECTIVE TRUST MID CAP        525910 - Open-End     Wilmington     DE       UNITED STATES
                   GROWTH FUND                                 Investment Funds
3944  3          GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC      525910 - Open-End     Wilmington     DE       UNITED STATES
                   VALUE FUND                                  Investment Funds
3945  3          GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED     525910 - Open-End     Wilmington     DE       UNITED STATES
                   INTERNATIONAL EQUITY FUND                   Investment Funds
3946  3          GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS      525910 - Open-End     Wilmington     DE       UNITED STATES
                   FIXED INCOME FUND                           Investment Funds
3947  3          THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE   525920 - Trusts,      Wilmington     DE       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
3948  4            GOLDMAN SACHS EMERGING MARKETS              525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND ASSET TRUST            Financial Vehicles
3949  4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES   525990 - Other        New York       NY       UNITED STATES
                     FUND ASSET TRUST                          Financial Vehicles
3950  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES ASSET TRUST                    Investment Funds
3951  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Wilmington     DE       UNITED STATES
                     STRATEGIES II ASSET TRUST                 Investment Funds
3952  2        THE GOLDMAN, SACHS & CO. L.L.C.                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3953  3          GOLDMAN SACHS CANADA CREDIT PARTNERS CO.      523999 -              Halifax        NS       CANADA
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3954  3          GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.          551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3955  3          GOLDMAN, SACHS & CO.                          523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
3956  3          GS FINANCIAL SERVICES L.P. (DEL)              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3957  2        THE HULL GROUP, L.L.C.                          551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
3958  2        THE J. ARON CORPORATION                         551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3959  3          J. ARON & COMPANY                             523130 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Dealing
3960  3          J. ARON HOLDINGS, L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3961  2        THEMARKETS.COM  LLC                             561499 - All Other    New York       NY       UNITED STATES
                                                               Business Support
                                                               Services
3962  2        TRIM TABS INVESTMENT RESEARCH, INC.             525990 - Other        Sant Rosa      CA       UNITED STATES
                                                               Financial Vehicles

3835  2        MERBAU ADVISORS, LTD.                           100        N/A

3836  3          MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3837  3          MERBAU INVESTORS OFFSHORE, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
3838  2        MLK DRIVE URBAN RENEWAL L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3839  2        MLQ INVESTORS, L.P.                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3840  2        MLQ STRATOSPHERE, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3841  3          W2007/ACEP HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3842  2        MLQ, L.L.C.                                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3843  2        MONEYGRAM INTERNATIONAL, INC.                   100        N/A




3844  2        MSMC, INC.                                      100        N/A


3845  3          MAIN STREET MORTGAGE COMPANY, LIMITED         N/A        N/A        The direct holder is a
                   PARTNERSHIP                                                       General Partner.
3846  2        MTGLQ INVESTORS, L.P.                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3847  2        NEXUS LLC                                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3848  3          TRADEWEB MARKETS LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.



3849  4            HYDROGEN HOLDINGS CORPORATION               100        N/A


3850  5              HILLIARD FARBER & CO., INC.               100        N/A

3851  4            TRADEWEB GLOBAL HOLDING LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3852  5              TRADEWEB GLOBAL LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3853  6                TRADEWEB LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3854  6                TWEL HOLDING LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3855  7                  TRADEWEB EUROPE LIMITED               100        N/A


3856  4            TRADEWEB MARKETS INTERNATIONAL LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3857  2        NORMANDY FUNDING CORP.                          100        N/A

3858  2        Netologic, Inc. (Investars)                     26         N/A

3859  2        OOO GOLDMAN SACHS BANK                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3860  2        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV   100        N/A
                 ADVISORS, LTD.
3861  3          OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST     N/A        N/A        The direct holder is a
                   AIV, L.P.                                                         General Partner.
3862  2        PEARL STREET INSURANCE COMPANY, INC.            100        N/A


3863  2        POSITION BILLBOARD LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3864  2        PROVIDENCE PLACE LIHTC LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3865  2        QUANTITATIVE SERVICES GROUP LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3866  2        QW Holdings, LLC                                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3867  2        REGULATORY DATACORP, INC.                       59         N/A


3868  2        REP ELD GEN-PAR, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3869  2        REP SVY REALTY HOLDINGS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3870  2        RHYS TRUST                                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

3871  2        ROTHESAY LIFE, L.L.C.                           100        N/A


3872  2        ROTHESAY PENSIONS MANAGEMENT LIMITED            100        N/A


3873  2        RPWIRE LLC                                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3874  2        SBI JAPANNEXT CO., LTD.                         35         N/A

3875  2        SCLQ, S. DE R.L. DE C.V.                        100        N/A

3876  2        SITE 26 HOLDINGS INC.                           100        N/A


3877  3          GOLDMAN SACHS HEADQUARTERS LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3878  2        SOPAC LLC                                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3879  2        SOUTHERN PACIFIC FUNDING CORPORATION            100        N/A

3880  2        SPA UNIT TRUST 2009-I                           N/A        N/A        The direct holder is a
                                                                                     Trustee.
3881  2        SPA UNIT TRUST 2009-II                          N/A        N/A        The direct holder is a
                                                                                     Trustee.
3882  2        SPECIAL SITUATIONS INVESTING GROUP, INC.        100        N/A

3883  3          FLATIRON HOLDINGS LTD.                        36         N/A

3884  4            FLATIRON RE LTD.                            100        N/A

3885  3          Madison/Special Situations Value Fund II LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3886  2        STONE STREET 1994 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3887  3          BRIDGE STREET REAL ESTATE FUND 1994, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3888  3          STONE STREET REAL ESTATE FUND 1994, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3889  2        STONE STREET 1995 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3890  2        STONE STREET 1995, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3891  2        STONE STREET 1996 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3892  3          BRIDGE STREET REAL ESTATE FUND 1996, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3893  3          STONE STREET REAL ESTATE FUND 1996, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3894  2        STONE STREET 1996, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3895  3          BRIDGE STREET FUND 1996, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3896  3          STONE STREET FUND 1996, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3897  2        STONE STREET 1997 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3898  3          BRIDGE STREET REAL ESTATE FUND 1997, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3899  3          STONE STREET REAL ESTATE FUND 1997, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3900  2        STONE STREET 1997, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3901  2        STONE STREET 1998 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3902  3          BRIDGE STREET REAL ESTATE FUND 1998, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3903  3          STONE STREET REAL ESTATE FUND 1998, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3904  2        STONE STREET 1998, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3905  2        STONE STREET 1999 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3906  3          BRIDGE STREET REAL ESTATE FUND 1999, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3907  3          STONE STREET REAL ESTATE FUND 1999, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3908  2        STONE STREET 1999, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3909  3          BRIDGE STREET FUND 1999, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3910  3          STONE STREET FUND 1999, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3911  3          STONE STREET FUND 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3912  2        STONE STREET 2000, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3913  3          BRIDGE STREET FUND 2000, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3914  2        STONE STREET ASIA, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3915  3          BRIDGE STREET ASIA FUND, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3916  3          STONE STREET ASIA FUND, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3917  4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3918  4            GSSOAF HOLDING COMPANY                      100        N/A

3919  2        STONE STREET FUND 1996, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3920  2        STONE STREET FUND 1999, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3921  2        STONE STREET FUND 2000, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3922  2        STONE STREET PEP TECHNOLOGY 2000, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3923  2        STONE STREET REAL ESTATE FUND 1996, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3924  2        STONE STREET REAL ESTATE FUND 1998, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3925  2        STONE STREET REAL ESTATE FUND 1999, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3926  2        STONE STREET REAL ESTATE FUND 2000, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3927  2        STONE STREET REALTY 2000, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3928  3          BRIDGE STREET REAL ESTATE FUND 2000, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3929  3          STONE STREET REAL ESTATE FUND 2000, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3930  2        STRATEGIC MORTGAGE HOLDINGS, INC.               100        N/A


3931  3          STRATEGIC MORTGAGE HOLDINGS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3932  2        STRATEGIC MORTGAGE HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3933  2        THE EUROPEAN POWER SOURCE COMPANY B.V.          100        N/A


3934  3          THE EUROPEAN POWER SOURCE COMPANY (U.K.)      100        N/A
                   LIMITED

3935  2        THE GOLDMAN SACHS FOUNDATION                    100        N/A


3936  2        THE GOLDMAN SACHS TRUST COMPANY, NATIONAL       100        N/A
                 ASSOCIATION

3937  3          GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED   N/A        N/A        The direct holder is a
                   GROWTH FUND                                                       Trustee.
3938  3          GOLDMAN SACHS COLLECTIVE TRUST EMERGING       N/A        N/A        The direct holder is a
                   MARKET DEBT IMPLEMENTATION VEHICLE                                Trustee.
3939  3          GOLDMAN SACHS COLLECTIVE TRUST ENHANCED       N/A        N/A        The direct holder is a
                   LARGE CAP FUND                                                    Trustee.
3940  3          GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD     N/A        N/A        The direct holder is a
                   IMPLEMENTATION VEHICLE                                            Trustee.
3941  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           N/A        N/A        The direct holder is a
                   DURATION FIXED INCOME FUND                                        Trustee.
3942  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           N/A        N/A        The direct holder is a
                   DURATION PLUS FIXED INCOME FUND                                   Trustee.
3943  3          GOLDMAN SACHS COLLECTIVE TRUST MID CAP        N/A        N/A        The direct holder is a
                   GROWTH FUND                                                       Trustee.
3944  3          GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC      N/A        N/A        The direct holder is a
                   VALUE FUND                                                        Trustee.
3945  3          GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED     N/A        N/A        The direct holder is a
                   INTERNATIONAL EQUITY FUND                                         Trustee.
3946  3          GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS      N/A        N/A        The direct holder is a
                   FIXED INCOME FUND                                                 Trustee.
3947  3          THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE   100        N/A


3948  4            GOLDMAN SACHS EMERGING MARKETS              N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND ASSET TRUST                                  Trustee.
3949  4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND ASSET TRUST                                                Trustee.
3950  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES ASSET TRUST                                          Trustee.
3951  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES II ASSET TRUST                                       Trustee.
3952  2        THE GOLDMAN, SACHS & CO. L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3953  3          GOLDMAN SACHS CANADA CREDIT PARTNERS CO.      100        N/A



3954  3          GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3955  3          GOLDMAN, SACHS & CO.                          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3956  3          GS FINANCIAL SERVICES L.P. (DEL)              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3957  2        THE HULL GROUP, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3958  2        THE J. ARON CORPORATION                         100        N/A


3959  3          J. ARON & COMPANY                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3960  3          J. ARON HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3961  2        THEMARKETS.COM  LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3962  2        TRIM TABS INVESTMENT RESEARCH, INC.             100        N/A

3963  2        US REAL ESTATE ADVISORS, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3964  3          US REAL ESTATE OPPORTUNITIES I, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3965  2        US REAL ESTATE OPPORTUNITIES I, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3966  2        VANTAGE MARKETPLACE HOLDINGS, LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3967  3          VANTAGE MARKETPLACE LLC                       541611 -              NEW YORK       NY       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
3968  2        VGS AIRCRAFT HOLDING LIMITED (IRELAND)          525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3969  3          Johannesburg Limited                          525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3970  3          OLBIA LIMITED                                 525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3971  2        WARBURTON RIVERVIEW LIHTC LLC                   525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3972  2        WEST STREET FUND I, L.L.C.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3973  2        WH ADVISORS, L.L.C. 2001                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3974  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2001                            Financial Vehicles
3975  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
3976  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
3977  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3978  5              W2001 ARES REALTY II, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3979  5              W2001 ARES REALTY, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3980  6                ARES FINANCE S.r.l.                     525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
3981  5              W2001/ARES B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3982  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3983  5              QMH LIMITED                               525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3984  4            W2001 CAPITOL B.V.                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3985  5              GSW IMMOBILIEN AG                         531390 - Other        Berlin                  GERMANY
                                                               activities related to
                                                               real estate
3986  4            W2001 LOFT B.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3987  5              W2001 CAPITOL B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3988  2        WH ADVISORS, L.L.C. 2005                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3989  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2005                            Financial Vehicles
3990  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3991  4            AWH GLOBAL GEN-PAR, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3992  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
3993  4            CARIBBEAN FUND GEN-PAR 2005, LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3994  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    525990 - Other        New York       NY       UNITED STATES
                       2005, L.P.                              Financial Vehicles
3995  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
3996  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3997  5              KERZNER INTERNATIONAL HOLDINGS LIMITED    525990 - Other        Nassau                  BAHAMAS, THE
                                                               Financial Vehicles
3998  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      551112 - Offices of   Wilmington     DE       UNITED STATES
                     L.L.C.                                    Other Holding
                                                               Companies
3999  5              W2005/FARGO HOTEL HOLDINGS II, L.P.       551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4000  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4001  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4002  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4003  4            WHITEHALL SPECIAL GEN-PAR 2005, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4004  5              CARIBBEAN FUND GEN-PAR 2005, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4005  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    525990 - Other        New York       NY       UNITED STATES
                       2005, L.P.                              Financial Vehicles
4006  2        WH ADVISORS, L.L.C. 2007                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4007  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2007                            Financial Vehicles
4008  2        WH ADVISORS, L.L.C. IX                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4009  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP IX                              Financial Vehicles
4010  2        WH ADVISORS, L.L.C. V                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4011  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP V                               Financial Vehicles
4012  2        WH ADVISORS, L.L.C. VI                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4013  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VI                              Financial Vehicles
4014  2        WH ADVISORS, L.L.C. VII                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4015  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VII                             Financial Vehicles
4016  2        WH ADVISORS, L.L.C. VIII                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4017  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VIII                            Financial Vehicles
4018  2        WH ADVISORS, L.L.C. X                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4019  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP X                               Financial Vehicles
4020  2        WH ADVISORS, L.L.C. XI                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4021  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XI                              Financial Vehicles
4022  2        WH ADVISORS, L.L.C. XII                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4023  2        WH ADVISORS, L.L.C. XIII                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4024  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XII                             Financial Vehicles
4025  4            A/C GP (NON-POOLING), L.L.C.                551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4026  4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4027  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XIII                            Financial Vehicles
4028  4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4029  2        WH INTERNATIONAL (LUX INVESTOR) ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C. 2008                                   Financial Vehicles
4030  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008     Financial Vehicles
4031  4            W2007 BEAR L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4032  4            W2008 JUPITER INVESTMENT CAYMAN LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4033  4            W2008 OUKA (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4034  4            W2008 RAINBOW 1 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4035  4            W2008 RAINBOW 2 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4036  4            W2008 RAINBOW 3 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4037  4            Whitehall European RE 9A S.a r.l.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4038  2        WH INTERNATIONAL ADVISORS, L.L.C. 2001          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4039  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2001                    Financial Vehicles
4040  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4041  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4042  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4043  2        WH INTERNATIONAL ADVISORS, L.L.C. 2005          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4044  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2005                    Financial Vehicles
4045  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4046  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4047  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4048  4            WHITEHALL EUROPEAN RE 4 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4049  4            WHITEHALL EUROPEAN RE 5 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4050  2        WH INTERNATIONAL ADVISORS, L.L.C. 2008          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4051  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
4052  2        WH PARALLEL ADVISORS, L.L.C. 2001               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4053  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2001                    Financial Vehicles
4054  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4055  4            HIHARAKO (CAYMAN) L.L.C.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4056  5              MERCER INVESTMENTS IV PRIVATE LTD.        525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4057  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4058  4            W2001 GEN PAR EUR 3 B.V.                    525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4059  5              W2001 PARC C.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4060  6                W2001 LOFT B.V.                         525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4061  5              W2001 WEBSTER CV                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4062  6                W2001 CAPITOL B.V.                      525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4063  4            W2001 PARC C.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4064  4            W2001 TWO C.V.                              525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4065  5              QMH LIMITED                               525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
4066  4            W2001 WEBSTER CV                            525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4067  4            W2001/SIXTY-ONE B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4068  5              W2001 TWO C.V.                            525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4069  2        WH PARALLEL ADVISORS, L.L.C. 2007               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4070  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2007                    Financial Vehicles
4071  4            BLACKSTONE HLT PRINCIPAL TRANSACTION        531390 - Other        New York       NY       UNITED STATES
                     PARTNERS, L.P.                            activities related to
                                                               real estate
4072  4            HIHARAKO 2007 (CAYMAN) LTD.                 531390 - Other        George Town             CAYMAN ISLANDS
                                                               activities related to
                                                               real estate
4073  4            W2007 230 PARK, LLC                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4074  4            W2007 MVP HOTELS, LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4075  4            W2007 PARALLEL AMELIA SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4076  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4077  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4078  4            W2007 PARALLEL BEAR S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4079  5              W2007 BEAR L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4080  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4081  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4082  4            W2007 PARALLEL LANCASTER S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4083  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4084  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4085  4            W2007 PARALLEL LINDENCORSO S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4086  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4087  4            W2007 Parallel Selfridges S.a r.l.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4088  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4089  4            W2007 Parallel Vernal S.a r.l.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4090  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

3963  2        US REAL ESTATE ADVISORS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3964  3          US REAL ESTATE OPPORTUNITIES I, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3965  2        US REAL ESTATE OPPORTUNITIES I, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3966  2        VANTAGE MARKETPLACE HOLDINGS, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3967  3          VANTAGE MARKETPLACE LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.



3968  2        VGS AIRCRAFT HOLDING LIMITED (IRELAND)          50         N/A

3969  3          Johannesburg Limited                          100        N/A

3970  3          OLBIA LIMITED                                 100        N/A

3971  2        WARBURTON RIVERVIEW LIHTC LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3972  2        WEST STREET FUND I, L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3973  2        WH ADVISORS, L.L.C. 2001                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3974  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2001                                                  General Partner.
3975  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3976  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
3977  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3978  5              W2001 ARES REALTY II, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3979  5              W2001 ARES REALTY, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3980  6                ARES FINANCE S.r.l.                     100        N/A

3981  5              W2001/ARES B.V.                           100        N/A

3982  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3983  5              QMH LIMITED                               90         N/A

3984  4            W2001 CAPITOL B.V.                          100        N/A

3985  5              GSW IMMOBILIEN AG                         50         N/A


3986  4            W2001 LOFT B.V.                             99         N/A

3987  5              W2001 CAPITOL B.V.                        100        N/A

3988  2        WH ADVISORS, L.L.C. 2005                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3989  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2005                                                  General Partner.
3990  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
3991  4            AWH GLOBAL GEN-PAR, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3992  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
3993  4            CARIBBEAN FUND GEN-PAR 2005, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3994  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    N/A        N/A        The direct holder is a
                       2005, L.P.                                                    General Partner.
3995  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
3996  4            W2005 KZL                                   100        N/A

3997  5              KERZNER INTERNATIONAL HOLDINGS LIMITED    21         N/A

3998  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.

3999  5              W2005/FARGO HOTEL HOLDINGS II, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.

4000  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

4001  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            100        N/A

4002  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            100        N/A

4003  4            WHITEHALL SPECIAL GEN-PAR 2005, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4004  5              CARIBBEAN FUND GEN-PAR 2005, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4005  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    N/A        N/A        The direct holder is a
                       2005, L.P.                                                    Limited Partner.
4006  2        WH ADVISORS, L.L.C. 2007                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4007  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2007                                                  General Partner.
4008  2        WH ADVISORS, L.L.C. IX                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4009  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP IX                                                    General Partner.
4010  2        WH ADVISORS, L.L.C. V                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4011  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP V                                                     General Partner.
4012  2        WH ADVISORS, L.L.C. VI                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4013  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VI                                                    General Partner.
4014  2        WH ADVISORS, L.L.C. VII                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4015  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VII                                                   General Partner.
4016  2        WH ADVISORS, L.L.C. VIII                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4017  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VIII                                                  General Partner.
4018  2        WH ADVISORS, L.L.C. X                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4019  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP X                                                     General Partner.
4020  2        WH ADVISORS, L.L.C. XI                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4021  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XI                                                    General Partner.
4022  2        WH ADVISORS, L.L.C. XII                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4023  2        WH ADVISORS, L.L.C. XIII                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4024  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XII                                                   General Partner.
4025  4            A/C GP (NON-POOLING), L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

4026  4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4027  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XIII                                                  General Partner.
4028  4            WH13/TWENTY-FOUR B.V.                       100        N/A

4029  2        WH INTERNATIONAL (LUX INVESTOR) ADVISORS,       N/A        N/A        The direct holder is a
                 L.L.C. 2008                                                         Non-Managing Member.
4030  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008                           General Partner.
4031  4            W2007 BEAR L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4032  4            W2008 JUPITER INVESTMENT CAYMAN LTD.        100        N/A

4033  4            W2008 OUKA (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4034  4            W2008 RAINBOW 1 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4035  4            W2008 RAINBOW 2 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4036  4            W2008 RAINBOW 3 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4037  4            Whitehall European RE 9A S.a r.l.           100        N/A

4038  2        WH INTERNATIONAL ADVISORS, L.L.C. 2001          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4039  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2001                                          General Partner.
4040  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
4041  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4042  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4043  2        WH INTERNATIONAL ADVISORS, L.L.C. 2005          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4044  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2005                                          General Partner.
4045  4            W2005 KZL                                   100        N/A

4046  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            100        N/A

4047  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            100        N/A

4048  4            WHITEHALL EUROPEAN RE 4 S.A R.L.            100        N/A

4049  4            WHITEHALL EUROPEAN RE 5 S.A R.L.            99         N/A

4050  2        WH INTERNATIONAL ADVISORS, L.L.C. 2008          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4051  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          General Partner.
4052  2        WH PARALLEL ADVISORS, L.L.C. 2001               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4053  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2001                                          General Partner.
4054  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4055  4            HIHARAKO (CAYMAN) L.L.C.                    100        N/A

4056  5              MERCER INVESTMENTS IV PRIVATE LTD.        100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
4057  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4058  4            W2001 GEN PAR EUR 3 B.V.                    100        N/A

4059  5              W2001 PARC C.V.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
4060  6                W2001 LOFT B.V.                         99         N/A

4061  5              W2001 WEBSTER CV                          N/A        N/A        The direct holder is a
                                                                                     General Partner.
4062  6                W2001 CAPITOL B.V.                      100        N/A

4063  4            W2001 PARC C.V.                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4064  4            W2001 TWO C.V.                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4065  5              QMH LIMITED                               90         N/A

4066  4            W2001 WEBSTER CV                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4067  4            W2001/SIXTY-ONE B.V.                        100        N/A

4068  5              W2001 TWO C.V.                            N/A        N/A        The direct holder is a
                                                                                     General Partner.
4069  2        WH PARALLEL ADVISORS, L.L.C. 2007               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4070  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2007                                          General Partner.
4071  4            BLACKSTONE HLT PRINCIPAL TRANSACTION        N/A        32
                     PARTNERS, L.P.

4072  4            HIHARAKO 2007 (CAYMAN) LTD.                 100        N/A


4073  4            W2007 230 PARK, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4074  4            W2007 MVP HOTELS, LLC                       94         N/A

4075  4            W2007 PARALLEL AMELIA SARL                  100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4076  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          84         N/A        This holding represents
                                                                                     ownership in Class A shares.
4077  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         84         N/A

4078  4            W2007 PARALLEL BEAR S.A.R.L.                100        N/A

4079  5              W2007 BEAR L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4080  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          18         N/A        This holding represents
                                                                                     ownership in Class B shares.
4081  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         18         N/A        This holding represents
                                                                                     ownership in Class B shares.
4082  4            W2007 PARALLEL LANCASTER S.A R.L.           100        N/A

4083  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          22         N/A        This holding represents
                                                                                     ownership in Class C shares.
4084  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         22         N/A        This holding represents
                                                                                     ownership in Class C shares.
4085  4            W2007 PARALLEL LINDENCORSO S.A.R.L.         100        N/A

4086  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class F shares.
4087  4            W2007 Parallel Selfridges S.a r.l.          100        N/A

4088  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class B shares.
4089  4            W2007 Parallel Vernal S.a r.l.              100        N/A

4090  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class E shares.

4091  4            W2007/ACEP HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4092  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4093  2        WH PARALLEL ADVISORS, L.L.C. XIII               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4094  3          WHITEHALL PARALLEL REAL ESTATE LIMITED        525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XIII                            Financial Vehicles
4095  4            MDL SEVEN HOLDINGS (CAYMAN) INC.            551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
4096  4            WH MEZZCO GP, L.L.C. II                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4097  5              ARCHON CAPITAL HOLDING, L.P. II           522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4098  4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4099  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2001                              Financial Vehicles
4100  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2007                              Financial Vehicles
4101  2        WHITEHALL PARALLEL REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XIII                              Financial Vehicles
4102  2        WHITEHALL STREET EMPLOYEE FUNDS 2001 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4103  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4104  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4105  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4106  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4107  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4108  4            W2001 CAPITOL B.V.                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4109  4            W2001 LOFT B.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4110  4            WHITEHALL PARALLEL GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2001                  Financial Vehicles
4111  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2001                  Financial Vehicles
4112  4            WHITEHALL STREET INTERNATIONAL REAL         525990 - Other        New York       NY       UNITED STATES
                     ESTATE LIMITED PARTNERSHIP 2001           Financial Vehicles
4113  3          WHITEHALL STREET GLOBAL REPIA FUND 2001,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4114  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2001, L.P.                                Financial Vehicles
4115  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2001 (CORPORATE), L.P.                 Financial Vehicles
4116  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4117  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                       FUND 2001 (DELAWARE), L.P.              Financial Vehicles
4118  6                MERCER INVESTMENTS IV PRIVATE LTD.      525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4119  6                W2001 ARES REALTY HOLDING, L.L.C.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4120  6                W2001 BRITANNIA LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4121  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                   FUND 2001 (DELAWARE), L.P.                  Financial Vehicles
4122  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2001, L.P.                             Financial Vehicles
4123  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2001 (CORPORATE), L.P.                      Financial Vehicles
4124  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4125  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2001, L.P.                                  Financial Vehicles
4126  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4127  2        WHITEHALL STREET EMPLOYEE FUNDS 2005 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4128  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4129  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
4130  4            AWH EMPLOYEE GEN-PAR, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4131  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
4132  4            CARIBBEAN FUND GEN-PAR 2005, LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4133  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4134  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4135  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      551112 - Offices of   Wilmington     DE       UNITED STATES
                     L.L.C.                                    Other Holding
                                                               Companies
4136  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4137  4            Whitehall European RE 3 S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4138  3          WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4139  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4140  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                  Financial Vehicles
4141  3          WHITEHALL STREET GLOBAL REPIA FUND 2005,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4142  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4143  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                  Financial Vehicles
4144  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                   FUND 2005 (DELAWARE), L.P.                  Financial Vehicles
4145  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4146  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4147  4            Whitehall European RE 3 S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4148  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2005 CORP.                             Financial Vehicles
4149  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2005, L.P.                           Financial Vehicles
4150  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                       FUND 2005 (DELAWARE), L.P.              Financial Vehicles
4151  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2005, L.P.                             Financial Vehicles
4152  3          WHITEHALL STREET INTERNATIONAL PCP FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   2005 CORP.                                  Financial Vehicles
4153  4            WHITEHALL STREET INTERNATIONAL PCP FUND     525990 - Other        George Town             CAYMAN ISLANDS
                     2005, L.P.                                Financial Vehicles
4154  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND 2005, L.P.                         Financial Vehicles
4155  5              WHITEHALL STREET INTERNATIONAL REAL       525990 - Other        New York       NY       UNITED STATES
                       ESTATE LIMITED PARTNERSHIP 2005         Financial Vehicles
4156  3          WHITEHALL STREET INTERNATIONAL PCP FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   2005, L.P.                                  Financial Vehicles
4157  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2005 CORP., L.P.                            Financial Vehicles
4158  4            WHITEHALL STREET INTERNATIONAL REPIA FUND   525990 - Other        Luxembourg              LUXEMBOURG
                     2005, S.a.r.l.                            Financial Vehicles
4159  5              WHITEHALL STREET INTERNATIONAL REPIA      525990 - Other        George Town             CAYMAN ISLANDS
                       FUND 2005, L.P.                         Financial Vehicles
4160  6                WHITEHALL STREET INTERNATIONAL          525990 - Other        George Town             CAYMAN ISLANDS
                         EMPLOYEE FUND 2005, L.P.              Financial Vehicles
4161  6                WHITEHALL STREET INTERNATIONAL REAL     525990 - Other        New York       NY       UNITED STATES
                         ESTATE LIMITED PARTNERSHIP 2005       Financial Vehicles
4162  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2005, L.P.                                  Financial Vehicles
4163  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        Luxembourg              LUXEMBOURG
                   2005, S.a.r.l.                              Financial Vehicles
4164  2        WHITEHALL STREET EMPLOYEE FUNDS 2007 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4165  3          WHITEHALL STREET GLOBAL REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND 2007, L.P.                    Financial Vehicles
4166  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE MASTER FUND 2007, L.P.           Financial Vehicles
4167  5              W2007 FINANCE SUB, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4168  3          WHITEHALL STREET GLOBAL REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE MASTER FUND 2007, L.P.             Financial Vehicles
4169  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC   525990 - Other        New York       NY       UNITED STATES
                   FUND 2007, L.P.                             Financial Vehicles
4170  4            WHITEHALL STREET GLOBAL REAL ESTATE PMD     525990 - Other        New York       NY       UNITED STATES
                     QP FUND 2007, L.P.                        Financial Vehicles
4171  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       EMPLOYEE MASTER FUND 2007, L.P.         Financial Vehicles
4172  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
4173  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP    525990 - Other        New York       NY       UNITED STATES
                   FUND 2007, L.P.                             Financial Vehicles
4174  2        WHITEHALL STREET EMPLOYEE FUNDS 2008 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4175  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   MASTER FUND 2008, L.P.                      Financial Vehicles
4176  4            W2008 INTERNATIONAL FINANCE SUB LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4177  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2008, L.P.                             Financial Vehicles
4178  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   2008, L.P.                                  Financial Vehicles
4179  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   2008, LTD.                                  Financial Vehicles
4180  3          WHITEHALL STREET INTERNATIONAL PMD ESC        525990 - Other        George Town             CAYMAN ISLANDS
                   JAPAN FUND 2008, L.P.                       Financial Vehicles
4181  3          WHITEHALL STREET INTERNATIONAL PMD QP FUND    525990 - Other        George Town             CAYMAN ISLANDS
                   2008, L.P.                                  Financial Vehicles
4182  3          WHITEHALL STREET INTERNATIONAL REPIA JAPAN    525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2008, L.P.                             Financial Vehicles
4183  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
4184  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
4185  2        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4186  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4187  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 MASTER FUND 2007, L.P.                        Financial Vehicles
4188  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2001                              Financial Vehicles
4189  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2005                              Financial Vehicles
4190  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2007                              Financial Vehicles
4191  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC     525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4192  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP      525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4193  2        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4194  2        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4195  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2001, L.P.                                    Financial Vehicles
4196  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2005 CORP.                                    Financial Vehicles
4197  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2005, L.P.                                    Financial Vehicles
4198  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4199  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    531390 - Other        George Town             CAYMAN ISLANDS
                 OVERRIDE SUB 2008, LTD.                       activities related to
                                                               real estate
4200  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
4201  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE         525990 - Other        George Town             CAYMAN ISLANDS
                 MASTER FUND 2008, L.P.                        Financial Vehicles
4202  2        WHITEHALL STREET INTERNATIONAL OVERRIDE         525990 - Other        Luxembourg              LUXEMBOURG
                 OFFSHORE FUND 2008 SCA                        Financial Vehicles
4203  2        WHITEHALL STREET INTERNATIONAL PCP FUND 2005,   525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
4204  2        WHITEHALL STREET INTERNATIONAL PMD ESC FUND     525990 - Other        George Town             CAYMAN ISLANDS
                 2008, L.P.                                    Financial Vehicles
4205  2        WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN    525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, L.P.                               Financial Vehicles
4206  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                 2008, L.P.                                    Financial Vehicles
4207  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4208  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 (LUX INVESTOR) LIMITED PARTNERSHIP 2008       Financial Vehicles
4209  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2001                              Financial Vehicles
4210  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2005                              Financial Vehicles
4211  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2008                              Financial Vehicles
4212  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2001                      Financial Vehicles
4213  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2005                      Financial Vehicles
4214  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2008                      Financial Vehicles
4215  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        Luxembourg              LUXEMBOURG
                 S.A.R.L. 2008                                 Financial Vehicles
4216  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       525990 - Other        Luxembourg              LUXEMBOURG
                   OFFSHORE FUND 2008 SCA                      Financial Vehicles

4217  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        Luxembourg              LUXEMBOURG
                   SCA 2008                                    Financial Vehicles

4218  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        Luxembourg              LUXEMBOURG
                 SCA 2008                                      Financial Vehicles

4091  4            W2007/ACEP HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4092  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4093  2        WH PARALLEL ADVISORS, L.L.C. XIII               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4094  3          WHITEHALL PARALLEL REAL ESTATE LIMITED        N/A        N/A        The direct holder is a
                   PARTNERSHIP XIII                                                  General Partner.
4095  4            MDL SEVEN HOLDINGS (CAYMAN) INC.            100        N/A


4096  4            WH MEZZCO GP, L.L.C. II                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4097  5              ARCHON CAPITAL HOLDING, L.P. II           N/A        N/A        The direct holder is a
                                                                                     General Partner.
4098  4            WH13/TWENTY-FOUR B.V.                       100        N/A

4099  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                 PARTNERSHIP 2001                                                    Limited Partner.
4100  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                 PARTNERSHIP 2007                                                    Limited Partner.
4101  2        WHITEHALL PARALLEL REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                 PARTNERSHIP XIII                                                    Limited Partner.
4102  2        WHITEHALL STREET EMPLOYEE FUNDS 2001 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4103  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4104  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4105  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
4106  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4107  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4108  4            W2001 CAPITOL B.V.                          100        N/A

4109  4            W2001 LOFT B.V.                             99         N/A

4110  4            WHITEHALL PARALLEL GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2001                                        Limited Partner.
4111  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2001                                        Limited Partner.
4112  4            WHITEHALL STREET INTERNATIONAL REAL         N/A        N/A        The direct holder is a
                     ESTATE LIMITED PARTNERSHIP 2001                                 Limited Partner.
4113  3          WHITEHALL STREET GLOBAL REPIA FUND 2001,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4114  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2001, L.P.                                                      Limited Partner.
4115  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001 (CORPORATE), L.P.                                       General Partner.
4116  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4117  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2001 (DELAWARE), L.P.                                    Limited Partner.
4118  6                MERCER INVESTMENTS IV PRIVATE LTD.      100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
4119  6                W2001 ARES REALTY HOLDING, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4120  6                W2001 BRITANNIA LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4121  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001 (DELAWARE), L.P.                                        General Partner.
4122  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001, L.P.                                                   General Partner.
4123  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2001 (CORPORATE), L.P.                                            General Partner.
4124  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4125  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2001, L.P.                                                        General Partner.
4126  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4127  2        WHITEHALL STREET EMPLOYEE FUNDS 2005 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Managing Member.
4128  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4129  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
4130  4            AWH EMPLOYEE GEN-PAR, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4131  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
4132  4            CARIBBEAN FUND GEN-PAR 2005, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4133  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4134  4            W2005 KZL                                   100        N/A

4135  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.

4136  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

4137  4            Whitehall European RE 3 S.a r.l.            100        N/A

4138  3          WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
4139  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4140  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2005                                        Limited Partner.
4141  3          WHITEHALL STREET GLOBAL REPIA FUND 2005,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4142  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4143  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2005                                        Limited Partner.
4144  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2005 (DELAWARE), L.P.                                        General Partner.
4145  4            W2005 KZL                                   100        N/A

4146  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4147  4            Whitehall European RE 3 S.a r.l.            100        N/A

4148  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       2          N/A
                   FUND 2005 CORP.
4149  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2005, L.P.                                                 Limited Partner.
4150  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2005 (DELAWARE), L.P.                                    Limited Partner.
4151  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2005, L.P.                                                   General Partner.
4152  3          WHITEHALL STREET INTERNATIONAL PCP FUND       1          N/A
                   2005 CORP.
4153  4            WHITEHALL STREET INTERNATIONAL PCP FUND     N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4154  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2005, L.P.                                               Limited Partner.
4155  5              WHITEHALL STREET INTERNATIONAL REAL       N/A        N/A        The direct holder is a
                       ESTATE LIMITED PARTNERSHIP 2005                               Limited Partner.
4156  3          WHITEHALL STREET INTERNATIONAL PCP FUND       N/A        N/A        The direct holder is a
                   2005, L.P.                                                        General Partner.
4157  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2005 CORP., L.P.                                                  General Partner.
4158  4            WHITEHALL STREET INTERNATIONAL REPIA FUND   63         N/A
                     2005, S.a.r.l.
4159  5              WHITEHALL STREET INTERNATIONAL REPIA      N/A        N/A        The direct holder is a
                       FUND 2005, L.P.                                               Limited Partner.
4160  6                WHITEHALL STREET INTERNATIONAL          N/A        N/A        The direct holder is a
                         EMPLOYEE FUND 2005, L.P.                                    Limited Partner.
4161  6                WHITEHALL STREET INTERNATIONAL REAL     N/A        N/A        The direct holder is a
                         ESTATE LIMITED PARTNERSHIP 2005                             Limited Partner.
4162  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2005, L.P.                                                        General Partner.
4163  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     63         N/A
                   2005, S.a.r.l.
4164  2        WHITEHALL STREET EMPLOYEE FUNDS 2007 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4165  3          WHITEHALL STREET GLOBAL REAL ESTATE           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND 2007, L.P.                                          General Partner.
4166  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     EMPLOYEE MASTER FUND 2007, L.P.                                 Limited Partner.
4167  5              W2007 FINANCE SUB, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4168  3          WHITEHALL STREET GLOBAL REAL ESTATE           N/A        N/A        The direct holder is a
                   EMPLOYEE MASTER FUND 2007, L.P.                                   General Partner.
4169  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC   N/A        N/A        The direct holder is a
                   FUND 2007, L.P.                                                   General Partner.
4170  4            WHITEHALL STREET GLOBAL REAL ESTATE PMD     N/A        N/A        The direct holder is a
                     QP FUND 2007, L.P.                                              Limited Partner.
4171  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       EMPLOYEE MASTER FUND 2007, L.P.                               Limited Partner.
4172  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
4173  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP    N/A        N/A        The direct holder is a
                   FUND 2007, L.P.                                                   General Partner.
4174  2        WHITEHALL STREET EMPLOYEE FUNDS 2008 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4175  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   MASTER FUND 2008, L.P.                                            General Partner.
4176  4            W2008 INTERNATIONAL FINANCE SUB LTD.        100        N/A

4177  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       N/A        N/A        The direct holder is a
                   FUND 2008, L.P.                                                   General Partner.
4178  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   N/A        N/A        The direct holder is a
                   2008, L.P.                                                        General Partner.
4179  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   100        N/A
                   2008, LTD.
4180  3          WHITEHALL STREET INTERNATIONAL PMD ESC        N/A        N/A        The direct holder is a
                   JAPAN FUND 2008, L.P.                                             General Partner.
4181  3          WHITEHALL STREET INTERNATIONAL PMD QP FUND    N/A        N/A        The direct holder is a
                   2008, L.P.                                                        General Partner.
4182  3          WHITEHALL STREET INTERNATIONAL REPIA JAPAN    N/A        N/A        The direct holder is a
                   FUND 2008, L.P.                                                   General Partner.
4183  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4184  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4185  2        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4186  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4187  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    N/A        N/A        The direct holder is a
                 MASTER FUND 2007, L.P.                                              Limited Partner.
4188  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2001                                                    Limited Partner.
4189  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2005                                                    Limited Partner.
4190  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2007                                                    Limited Partner.
4191  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC     N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4192  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP      N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4193  2        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4194  2        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4195  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    N/A        N/A        The direct holder is a
                 2001, L.P.                                                          Limited Partner.
4196  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    2          N/A
                 2005 CORP.
4197  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    N/A        N/A        The direct holder is a
                 2005, L.P.                                                          Limited Partner.
4198  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    100        100
                 2008, LTD.
4199  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    100        N/A
                 OVERRIDE SUB 2008, LTD.

4200  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          Limited Partner.
4201  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE         N/A        N/A        The direct holder is a
                 MASTER FUND 2008, L.P.                                              Limited Partner.
4202  2        WHITEHALL STREET INTERNATIONAL OVERRIDE         100        N/A        This holding represents
                 OFFSHORE FUND 2008 SCA                                              ownership in A-2 shares.
4203  2        WHITEHALL STREET INTERNATIONAL PCP FUND 2005,   N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4204  2        WHITEHALL STREET INTERNATIONAL PMD ESC FUND     N/A        N/A        The direct holder is a
                 2008, L.P.                                                          Limited Partner.
4205  2        WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN    N/A        N/A        The direct holder is a
                 FUND 2008, L.P.                                                     Limited Partner.
4206  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      N/A        N/A        The direct holder is a
                 2008, L.P.                                                          Limited Partner.
4207  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      100        100
                 2008, LTD.
4208  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 (LUX INVESTOR) LIMITED PARTNERSHIP 2008                             Limited Partner.
4209  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2001
4210  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2005
4211  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2008
4212  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2001                                            Limited Partner.
4213  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2005                                            Limited Partner.
4214  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2008                                            Limited Partner.
4215  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 S.A.R.L. 2008
4216  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       100        N/A        This holding represents
                   OFFSHORE FUND 2008 SCA                                            ownership in Management
                                                                                     shares.
4217  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    100        N/A        This holding represents
                   SCA 2008                                                          ownership in Management
                                                                                     shares.
4218  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A        This holding represents
                 SCA 2008                                                            ownership in A-10 shares.

4219  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2001 (CORPORATE), L.P.                        Financial Vehicles
4220  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2001, L.P.                                    Financial Vehicles
4221  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2005, L.P.                                    Financial Vehicles
4222  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4223  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        Luxembourg              LUXEMBOURG
                 2008, S.A.R.L.                                Financial Vehicles
4224  2        WHITEHALL STREET INTERNATIONAL REPIA JAPAN      525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, L.P.                               Financial Vehicles
4225  2        WHITEHALL STREET INTERNATIONAL REPIA PMD QP     525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, LTD.                               Financial Vehicles
4226  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP IX                                Financial Vehicles
4227  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP V                                 Financial Vehicles
4228  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VI                                Financial Vehicles
4229  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VII                               Financial Vehicles
4230  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VIII                              Financial Vehicles
4231  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP X                                 Financial Vehicles
4232  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XI                                Financial Vehicles
4233  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XII                               Financial Vehicles
4234  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XIII                              Financial Vehicles

4219  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2001 (CORPORATE), L.P.                                              Limited Partner.
4220  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2001, L.P.                                                          Limited Partner.
4221  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2005, L.P.                                                          Limited Partner.
4222  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       100        100
                 2008, LTD.
4223  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       100        N/A
                 2008, S.A.R.L.
4224  2        WHITEHALL STREET INTERNATIONAL REPIA JAPAN      N/A        N/A        The direct holder is a
                 FUND 2008, L.P.                                                     Limited Partner.
4225  2        WHITEHALL STREET INTERNATIONAL REPIA PMD QP     100        100
                 FUND 2008, LTD.
4226  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP IX                                                      Limited Partner.
4227  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP V                                                       Limited Partner.
4228  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VI                                                      Limited Partner.
4229  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VII                                                     Limited Partner.
4230  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VIII                                                    Limited Partner.
4231  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP X                                                       Limited Partner.
4232  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XI                                                      Limited Partner.
4233  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XII                                                     Limited Partner.
4234  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XIII                                                    Limited Partner.

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 29.    INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company's Bylaws of states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 30.    PRINCIPAL UNDERWRITERS

     (A) Epoch Securities, Inc. also acts as a principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, VA G, VA H, VA K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (B) The principal business address of most the following Directors and Officers is: 200 West Street, New York, NY 10282-2198

          The principal business address of the other following Directors and Officers* is: 132 Turnpike Road, Suite 210 Southborough, MA 01772.

NAME                                         POSITION OR OFFICE WITH UNDERWRITER
-------------------                          -------------------------------------------------------------
Steven M. Bunson                             Assistant Treasurer
Nabanita Chaterjee                           Assistant Secretary
Richard Cohn                                 Assistant General Counsel and Secretary
John S. Daly                                 Director
Manda J. D'Agata                             Assistant Treasurer
Julie Hausen                                 Assistant Secretary
Kathleen Jack                                Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                          Assistant Secretary
Robert A. Mass                               Compliance Officer
Albert P. Meo                                Finance Operations Principal
Stephen R. Pierce                            Director and Vice President
Elizabeth E. Robinson                        Treasurer
Matthew E. Tropp                             Assistant Secretary
Nicholas H. von Moltke*                      Director, President and Chief Executive Officer
Joel Volcy                                   Chief Operating Officer
Margot Kibbe Wallin*                         Chief Compliance Officer, Variable Products Distribution

     (B) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2010. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 31.    LOCATION OF ACCOUNTS AND RECORDS

            Each account, book or other document required to be maintained by
            Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by Se(2) at One Security Benefit Place, Topeka, Kansas.

ITEM 32.    MANAGEMENT SERVICES

            The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 33. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

            The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 18th day of April, 2011.


                                                   VEL II ACCOUNT OF
                                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                             By:
                                -----------------------------------------------
                                Scott D. Silverman, Senior Vice President,
                                General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                                       TITLE                              DATE
----------                                                                       -----                              ----
/s/ John J. Fowler                                         Senior Vice President and Chief Financial           April 18, 2011
------------------------------------------------------     Officer
John J. Fowler

Allan S. Levine*                                           Chairman of the Board
------------------------------------------------------

Manda J. D'Agata*                                          Director, Vice President and Treasurer
------------------------------------------------------

Donald R. Mullen*                                          Director
------------------------------------------------------

Kathleen M. Redgate*                                       Director
------------------------------------------------------

Michael S. Rotter*                                         Director and Vice Chairman
------------------------------------------------------

Nicholas H. von Moltke*                                    Director, President, and Chief Executive
------------------------------------------------------     Officer

 Jane S. Grosso*                                           Vice President and Controller
                                                           (Chief Accounting Officer)

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 1, 2011 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------------------
Scott D. Silverman, Attorney-in-Fact

(33-57792) VEL II

                                  EXHIBIT TABLE

Exhibit C(9)    Expense sharing Agreement dated August 18, 2010 between The
                Goldman Sachs Group, Inc. and Epoch Securities, Inc.

Exhibit (I)(2)  Directors' Powers of Attorney

Exhibit (N)     Consent of Independent Registered Public Accounting Firm

Exhibit H(1)    Amendment to the Delaware VIP Trust Participation Agreement
                dated December 31, 2007

Exhibit H(4)    Amendment dated August 16, 2010 to Amended and Restated
                Participation Agreement between Franklin Templeton Variable
                Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company

Exhibit H(5)    Amendment No. 1 dated April 30, 2010 and Amendment to
                Participation Agreement dated May 1, 2008 to Amended and
                Restated Participation Agreement among Commonwealth Annuity and
                Life Insurance Company, AllianceBernstein L.P. and
                AllianceBernstein Investments, Inc. dated as of August 1, 2007

Exhibit H(7)    Form of Amendment dated May 1, 2011 to Participation Agreement,
                Amendment No. 3 dated February 11, 2011, Amendment dated
                September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated
                Participation Agreement dated August 1, 2007 by and between
                Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company